UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: October 31

Date of Reporting period: November 1, 2008 – April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Shareholders.

JACKSON FUNDSSM

April 30, 2009 Semi-Annual Report (Unaudited)

Table of Contents

President’s Letter...................................................................................	1
Schedules of Investments........................................................................	2
Statements of Assets and Liabilities...........................................................	15
Statements of Operations........................................................................	16
Statements of Changes in Net Assets........................................................	17
Financial Highlights................................................................................	19
Notes to the Financial Statements.............................................................	21
Disclosure of Fund Expenses & Other Information........................................	28
Supplement to the Prospectus..................................................................	29
Trustees and Officers of the Trust.............................................................	31

President’s Letter

June 19, 2009

Dear Shareholder:

As described in my letter to you dated May 18, 2009, the Board of Trustees, on the recommendation of management, decided to discontinue sales of the Jackson Perspective retail mutual funds included in this report. After reviewing various alternatives, the Board of Trustees approved a plan of liquidation for Jackson Perspective Money Market Fund, Jackson Perspective 5 Fund, Jackson Perspective Index 5 Fund, Jackson Perspective 10 x 10 Fund, Jackson Perspective Optimized 5 Fund, Jackson Perspective VIP Fund and Jackson Perspective S&P 4 Fund. The liquidation is expected to occur on or prior to September 30, 2009. Redemptions will continue to be permitted as described in the current prospectus.

A copy of the prospectus supplement related to the liquidation has been included in this report for your information. Please consult with your investment professional and tax adviser to determine the course of action that may be best suited to your financial situation.

Best regards,

Mark D. Nerud

President and Chief Executive Officer

JNL Investor Series Trust

Jackson FundsSM (Unaudited)
Schedules of Investments
April 30, 2009

	Shares/Par	Value
Jackson Perspective 5 Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 16.0%
AutoZone Inc. (b) (f)	3,042	$ 506,158
Barnes & Noble Inc.	9,605	250,883
Black & Decker Corp.	7,281	293,424
Buffalo Wild Wings Inc. (b) (f)	1,476	57,623
Capella Education Co. (b) (f)	1,453	74,655
CEC Entertainment Inc. (b)	1,874	57,082
Fortune Brands Inc.	7,260	285,391
Fred’s Inc. (f)	3,286	44,887
Fuel Systems Solutions Inc. (b)	1,261	19,255
HOT Topic Inc. (b) (f)	3,613	44,223
International Game Technology	19,519	241,060
ITV Plc	815,079	382,704
Ladbrokes Plc	117,447	405,695
Limited Brands Inc.	22,396	255,762
Lincoln Educational Services Corp. (b) (f)	2,348	38,953
Mattel Inc.	14,785	221,184
Monro Muffler Inc.	1,707	42,624
National Presto Industries Inc.	571	40,689
Newell Rubbermaid Inc.	30,496	318,683
Papa John’s International Inc. (b)	2,311	61,334
Peets Coffee & Tea Inc. (b)	1,051	28,671
PetMed Express Inc. (b) (f)	2,099	34,130
Regal Entertainment Group - Class A	16,813	219,578
Steven Madden Ltd. (b)	1,430	42,071
Whirlpool Corp.	7,761	350,487
		4,317,206
CONSUMER STAPLES - 8.2%
Archer-Daniels-Midland Co.	16,172	398,155
Cal-Maine Foods Inc.	1,756	46,481
Diamond Foods Inc.	1,439	37,687
Green Mountain Coffee Roasters Inc. (b) (f)	2,073	149,899
J&J Snack Foods Corp.	1,516	58,760
Kraft Foods Inc. - Class A	31,578	738,925
Lance Inc.	2,623	60,749
Nash Finch Co.	1,049	30,725
Philip Morris International Inc.	5,225	189,145
TreeHouse Foods Inc. (b)	2,661	70,756
Wal-Mart Stores Inc.	8,757	441,353
		2,222,635
ENERGY - 3.6%
Clayton Williams Energy Inc. (b)	1,087	32,643
Overseas Shipholding Group Inc. (f)	6,677	191,697
PetroChina Co. Ltd.	404,000	357,603
Spectra Energy Corp.	13,452	195,054
Teekay Corp. (f)	10,986	158,638
VAALCO Energy Inc. (b)	4,707	22,451
		958,086

FINANCIALS - 17.1%
3i Group Plc	100,900	474,606
American Express Co.	59,695	1,505,508
Amerisafe Inc. (b)	1,495	22,963
Bank of Communications Co. Ltd. (f)	473,000	385,111
BOC Hong Kong Holdings Ltd.	285,000	406,720
Capstead Mortgage Corp.	5,234	59,615
Chemical Financial Corp.	2,118	45,219
Citizens Inc. (b) (f)	3,664	26,417
CNA Surety Corp. (b)	3,662	70,494
Community Bank System Inc.	2,698	44,382
Crawford & Co. - Class B (b)	2,137	12,715
EZCORP Inc. - Class A (b)	3,742	46,363
First Financial Bankshares Inc. (f)	1,743	85,895
Home Bancshares Inc.	1,595	35,170
Investors Real Estate Trust	5,178	47,897
Man Group Plc	117,381	433,871
Navigators Group Inc. (b)	1,418	64,349
NBT Bancorp Inc.	2,701	63,960
New World Development Ltd.	319,000	422,312
Ocwen Financial Corp. (b)	5,494	61,093
Republic Bancorp Inc. - Class A	1,483	32,982
Stifel Financial Corp. (b)	2,159	106,288
SWS Group Inc.	2,233	28,560
Tower Group Inc.	3,372	91,685
Urstadt Biddle Properties Inc. - Class A	1,670	25,651
		4,599,826
HEALTH CARE - 11.6%
Alliance HealthCare Services Inc. (b)	4,537	35,706
Bristol-Myers Squibb Co.	9,506	182,515
Cantel Medical Corp. (b)	1,424	20,122
Centene Corp. (b)	3,578	65,728
Computer Programs & Systems Inc. (f)	971	33,975
Express Scripts Inc. (b)	8,587	549,310
Gentiva Health Services Inc. (b)	2,392	38,105
Greatbatch Inc. (b) (f)	1,883	39,618
Hanger Orthopedic Group Inc. (b)	2,517	35,011
HMS Holdings Corp. (b)	2,224	66,676
ICU Medical Inc. (b)	1,211	45,534
Kindred Healthcare Inc. (b)	3,218	41,898
Landauer Inc.	764	40,477
LHC Group Inc. (b)	1,472	33,591
Medco Health Solutions Inc. (b)	10,634	463,111
Merck & Co. Inc.	17,814	431,811
Merit Medical Systems Inc. (b)	2,525	39,163
Neogen Corp. (b)	1,184	26,841
Odyssey HealthCare Inc. (b)	2,652	27,475
Pfizer Inc.	58,458	780,999
PSS World Medical Inc. (b)	4,999	72,585
RehabCare Group Inc. (b)	1,532	25,585

SXC Health Solutions Corp. (b)	1,978	39,619
		3,135,455
INDUSTRIALS - 18.4%
AeroVironment Inc. (b)	1,757	41,571
Allegiant Travel Co. (b) (f)	1,700	88,468
American Ecology Corp.	1,463	24,168
American Science & Engineering Inc.	753	45,376
Applied Signal Technology Inc.	1,024	20,233
Argon ST Inc. (b)	1,764	35,968
Avery Dennison Corp.	8,551	245,756
Axsys Technologies Inc. (b)	1,004	42,078
Badger Meter Inc. (f)	1,210	47,142
Beacon Roofing Supply Inc. (b) (f)	3,713	59,037
Boeing Co.	13,723	549,606
Caterpillar Inc.	17,544	624,216
CBIZ Inc. (b)	5,488	43,136
CH Robinson Worldwide Inc.	10,422	554,034
Citic Pacific Ltd.	275,000	405,223
CNH Global NV (b) (f)	23,613	376,863
ESCO Technologies Inc. (b)	2,197	91,351
General Electric Co. (f)	84,577	1,069,899
Hawaiian Holdings Inc. (b)	4,491	22,409
ICF International Inc. (b)	1,205	33,150
Marten Transport Ltd. (b)	1,762	36,544
Navigant Consulting Inc. (b)	4,058	59,693
Old Dominion Freight Line Inc. (b) (f)	3,121	87,856
Pitney Bowes Inc.	9,083	222,897
Stanley Inc. (b)	2,052	52,901
Sykes Enterprises Inc. (b)	3,425	67,336
		4,946,911
INFORMATION TECHNOLOGY - 2.6%
AsiaInfo Holdings Inc. (b)	3,830	64,153
CyberSource Corp. (b)	5,811	84,899
EMS Technologies Inc. (b)	1,364	25,984
EPIQ Systems Inc. (b) (f)	3,133	48,468
Integral Systems Inc. (b)	1,505	9,978
MAXIMUS Inc.	1,443	58,196
Multi-Fineline Electronix Inc. (b)	2,052	41,184
NCI Inc. (b)	643	15,663
Pegasystems Inc.	3,169	55,362
STMicroelectronics NV - NYS	38,727	254,436
Tyler Technologies Inc. (b) (f)	2,988	49,302
		707,625
MATERIALS - 9.7%
Balchem Corp.	1,621	40,347
Calgon Carbon Corp. (b)	4,516	76,682
Dow Chemical Co.	24,072	385,152
Eastman Chemical Co.	8,468	336,010
EI Du Pont de Nemours & Co.	38,371	1,070,551
Olin Corp.	16,495	207,837

PPG Industries Inc.	5,556	244,742
RPM International Inc.	16,157	223,290
Stepan Co.	764	30,231
		2,614,842
TELECOMMUNICATION SERVICES - 6.3%
AT&T Inc.	18,141	464,772
BCE Inc.	8,942	191,359
Centennial Communications Corp. (b)	9,111	75,348
Shenandoah Telecommunications Co.	1,939	38,063
TELUS Corp.	6,897	160,355
Verizon Communications Inc.	15,122	458,801
Vodafone Group Plc	161,042	295,991
		1,684,689
UTILITIES - 6.9%
American States Water Co.	1,520	52,486
California Water Service Group	1,744	68,068
CH Energy Group Inc.	1,311	58,261
Consolidated Edison Inc.	11,903	441,958
FPL Group Inc.	9,511	511,597
Laclede Group Inc.	1,930	66,932
MGE Energy Inc.	1,968	60,378
NorthWestern Corp.	2,944	61,588
UniSource Energy Corp.	2,944	77,486
Xcel Energy Inc.	24,302	448,129
		1,846,883

Total Common Stocks (cost $27,054,154)		27,034,158

SHORT TERM INVESTMENTS - 10.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.31% (a) (e)	54,143	54,143

Securities Lending Collateral – 10.0%
BNY Mellon SL DBT II Liquidating Fund,
1.03% (a) (e)	2,043,666	1,976,429
Mellon GSL DBT II Collateral Fund, 0.36% (a) (e)	724,024	724,024
Mellon GSL Reinvestment Trust II (a) (h) (i) (l)	72,345	-
		2,700,453

Total Short Term Investments (cost $2,894,178)		2,754,596

Total Investments - 110.6% (cost $29,948,332)		29,788,754
Other Assets and Liabilities, Net - (10.6%)		(2,846,691)
Total Net Assets - 100%		$ 26,942,063

Jackson Perspective Index 5 Fund* (m)
* Summary Schedule of Investments
COMMON STOCKS - 81.0%
CONSUMER DISCRETIONARY - 10.2%

Comcast Corp. - Class A	2,979	$ 46,055
Home Depot Inc.	1,757	46,244
Toyota Motor Corp.	3,000	117,116
Other Securities		3,839,640
		4,049,055
CONSUMER STAPLES - 6.0%
Coca-Cola Amatil Ltd.	690	4,583
Coca-Cola Co.	2,087	89,845
Coca-Cola Enterprises Inc.	289	4,930
Coca-Cola Hellenic Bottling Co. SA	136	2,174
Coca-Cola West Co. Ltd.	300	4,937
Nestle SA (f)	4,155	135,439
PepsiCo Inc.	1,599	79,566
Philip Morris International Inc.	2,085	75,477
Procter & Gamble Co.	3,067	151,632
Ralcorp Holdings Inc. (b) (f)	1,308	74,765
Unilever NV (f)	1,788	35,380
Unilever Plc	1,415	27,552
Wal-Mart Stores Inc.	2,299	115,870
Other Securities		1,589,774
		2,391,924
ENERGY - 6.4%
BP Plc	20,319	143,587
Chevron Corp.	2,088	138,017
ConocoPhillips	1,517	62,197
Exxon Mobil Corp.	5,237	349,151
Royal Dutch Shell Plc - Class A	3,855	88,752
Royal Dutch Shell Plc - Class B	2,937	66,466
Total SA	2,316	115,883
Other Securities		1,586,135
		2,550,188
FINANCIALS - 14.9%
Banco Santander SA - ADR (f)	127	1,162
Banco Santander SA (f)	8,918	85,782
Bank of America Corp.	6,630	59,206
Bank of New York Mellon Corp. (a)	1,193	30,398
HSBC Holdings Plc	18,639	132,551
JPMorgan Chase & Co.	3,817	125,961
Morgan Stanley	1,107	26,169
Prudential plc (a)	2,840	16,323
Wells Fargo & Co.	4,353	87,104
Other Securities		5,357,711
		5,922,367
HEALTH CARE - 9.8%
GlaxoSmithKline Plc	5,651	87,044
Johnson & Johnson	2,851	149,278
Novartis AG	2,585	97,838
Pfizer Inc.	6,853	91,556
Roche Holding AG	764	96,344

Other Securities		3,401,112
		3,923,172
INDUSTRIALS - 10.9%
General Electric Co.	10,806	136,696
Other Securities		4,225,461
		4,362,157
INFORMATION TECHNOLOGY - 11.6%
Apple Inc. (b)	934	117,525
Cisco Systems Inc. (b)	6,026	116,422
Google Inc. - Class A (b)	246	97,409
Hewlett-Packard Co.	2,578	92,756
Intel Corp.	5,689	89,772
International Business Machines Corp.	1,381	142,533
Microsoft Corp.	7,862	159,284
Oracle Corp.	3,945	76,296
QUALCOMM Inc.	1,708	72,283
Other Securities		3,672,870
		4,637,150
MATERIALS - 4.6%
BHP Billiton Ltd.	3,655	88,374
BHP Billiton Plc	2,419	50,206
Other Securities		1,710,021
		1,848,601
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	6,164	157,922
Telefonica SA (f) (h)	4,606	87,266
Verizon Communications Inc.	2,979	90,383
Vodafone Group Plc	57,016	104,794
Other Securities		495,415
		935,780
UTILITIES - 4.3%
Other Securities		1,711,307

Total Common Stocks (cost $49,403,720)		32,331,701

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Other Securities		10,037

CONSUMER STAPLES - 0.0%
Other Securities		4,312

FINANCIALS - 0.0%
Other Securities		1,866

HEALTH CARE - 0.0%
Other Securities		5,054

INDUSTRIALS - 0.0%

Other Securities		3,512

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		5,326

UTILITIES - 0.0%
Other Securities		3,229

Total Preferred Stocks (cost $60,068)		33,336

RIGHTS - 0.0%
Other Securities		835

Total Rights (cost $821)		835

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
Banc of America Commercial Mortgage Inc.
REMIC, 5.96%, 05/10/45 (d)	75,000	38,861
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.56%, 04/15/43 (d)	75,000	56,708
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43 (d)	75,000	64,123
Morgan Stanley Capital I, 5.64%, 03/12/44 (d)	100,000	27,499
Wachovia Bank Commercial Mortgage Trust
5.50%, 10/15/48	75,000	66,025
5.74%, 06/15/49 (d)	50,000	35,464
Other Securities		24,803

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $478,979)		313,483

CORPORATE BONDS AND NOTES - 3.5%
CONSUMER DISCRETIONARY - 0.4%
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	35,000	38,593
Comcast Corp., 6.45%, 03/15/37	2,000	1,854
Home Depot Inc., 5.20%, 03/01/11	25,000	25,475
Other Securities		78,576
		144,498
CONSUMER STAPLES - 0.0%
Other Securities		20,725

ENERGY - 0.3%
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	8,245
Other Securities		126,928
		135,173
FINANCIALS - 1.6%
Bank of America Corp., 5.75%, 12/01/17	5,000	4,085
General Electric Capital Corp.
3.00%, 12/09/11	65,000	67,058

5.38%, 10/20/16	50,000	44,378
5.88%, 01/14/38	10,000	6,902
6.38%, 11/15/67 (d)	20,000	11,480
HSBC Finance Corp., 6.38%, 10/15/11	40,000	39,493
JPMorgan Chase & Co., 5.15%, 10/01/15	25,000	22,310
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	25,000	20,338
6.88%, 04/25/18	5,000	4,214
Morgan Stanley, 4.75%, 04/01/14	25,000	21,133
Unilever Capital Corp., 5.90%, 11/15/32	10,000	9,629
Wachovia Corp.
5.25%, 08/01/14	25,000	22,219
5.63%, 10/15/16	5,000	4,072
Wells Fargo & Co., 4.88%, 01/12/11	25,000	25,377
Other Securities		351,544
		654,232
HEALTH CARE - 0.2%
Other Securities		70,067

INDUSTRIALS - 0.2%
Other Securities		64,275

INFORMATION TECHNOLOGY - 0.1%
Oracle Corp., 5.75%, 04/15/18	15,000	15,892
Other Securities		13,300
		29,192
MATERIALS - 0.1%
Other Securities		27,129

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 5.63%, 06/15/16	5,000	5,088
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,003
Other Securities		107,295
		133,386
UTILITIES - 0.3%
Other Securities		106,550

Total Corporate Bonds and Notes (cost $1,559,492)		1,385,227

GOVERNMENT AND AGENCY OBLIGATIONS - 13.0%
GOVERNMENT SECURITIES - 4.5%
Sovereign - 0.2%
Other Securities		103,397

U.S. Treasury Securities - 4.3%
U.S. Treasury Bond
11.25%, 02/15/15 (f)	84,000	124,556
9.13%, 05/15/18 (f)	4,000	5,867
8.88%, 02/15/19 (f)	82,000	119,643

8.75%, 08/15/20 (f)	35,000	51,477
7.88%, 02/15/21	40,000	55,800
8.00%, 11/15/21	31,000	43,991
7.63%, 02/15/25 (f)	8,000	11,523
6.63%, 02/15/27 (f)	50,000	66,297
6.13%, 08/15/29	54,000	68,934
5.38%, 02/15/31 (f)	8,000	9,423
4.38%, 02/15/38 (f)	25,000	26,273
3.50%, 02/15/39 (f)	13,000	11,779
U.S. Treasury Note
2.88%, 06/30/10 (f)	100,000	102,691
5.75%, 08/15/10 (f)	40,000	42,647
1.25%, 11/30/10	14,000	14,106
0.88%, 02/28/11 (f)	155,000	155,019
4.88%, 04/30/11	90,000	97,031
4.88%, 07/31/11	76,000	82,430
1.75%, 11/15/11	50,000	50,696
4.63%, 02/29/12 (f)	75,000	81,938
4.13%, 08/31/12 (f)	30,000	32,552
4.25%, 09/30/12 (f)	15,000	16,368
4.00%, 11/15/12	40,000	43,366
3.88%, 02/15/13 (f)	60,000	65,025
3.63%, 05/15/13 (f)	32,000	34,385
3.13%, 09/30/13 (f)	7,000	7,382
4.00%, 02/15/14 (f)	18,000	19,666
4.25%, 08/15/14 (f)	42,000	46,577
4.00%, 02/15/15 (f)	55,000	60,169
4.13%, 05/15/15	9,000	9,928
2.63%, 02/29/16 (f)	126,000	126,039
5.13%, 05/15/16 (f)	35,000	40,592
		1,724,170
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 8.5%
Federal Home Loan Bank - 1.1%
Federal Home Loan Bank
4.38%, 09/17/10	120,000	125,387
4.63%, 02/18/11	100,000	105,986
4.88%, 11/18/11	65,000	70,152
5.00%, 11/01/35	120,001	123,575
		425,100
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	20,000	20,208
5.13%, 07/15/12 (f)	45,000	49,614
5.00%, 07/15/14	20,000	22,347
4.38%, 07/17/15	35,000	38,017
6.25%, 07/15/32	10,000	12,171
5.00%, 05/01/35, TBA (c)	34,000	34,946
6.00%, 06/01/35	58,393	61,373

4.39%, 12/01/35 (d)	39,954	41,269
6.50%, 03/01/37	72,447	76,836
5.50%, 11/01/37	160,470	166,148
5.50%, 08/01/38	111,334	115,273
		638,202
Federal National Mortgage Association – 5.0%
Federal National Mortgage Association
5.38%, 11/15/11	25,000	27,371
4.75%, 11/19/12	30,000	32,836
4.13%, 04/15/14	20,000	21,459
4.38%, 10/15/15	17,000	18,292
5.00%, 03/15/16 (f)	50,000	55,450
5.00%, 02/13/17	30,000	32,991
5.00%, 06/01/18	9,325	9,719
4.50%, 10/01/18	87,187	90,279
5.00%, 07/01/19	29,385	30,573
5.50%, 04/01/23	50,000	52,089
5.00%, 05/01/23	80,000	82,842
4.00%, 04/01/24	50,001	50,736
5.00%, 12/01/26	82,407	85,075
6.63%, 11/15/30 (f)	10,000	12,613
7.00%, 08/01/32	49,995	53,956
6.00%, 11/01/32	6,728	7,099
6.00%, 11/01/32	17,382	18,339
6.00%, 03/01/33	26,652	28,120
5.00%, 06/01/33	133,162	137,523
6.00%, 09/01/33	29,930	31,542
6.00%, 02/01/34	76,714	81,037
6.00%, 03/01/34	21,297	22,403
5.00%, 06/01/34	82,425	85,008
6.00%, 08/01/34	8,496	8,954
5.50%, 12/01/34	223,448	232,302
4.50%, 05/12/35, TBA (c)	60,000	61,069
5.60%, 07/01/36 (d)	108,354	112,407
7.00%, 09/01/36	30,858	33,048
6.00%, 02/01/37	16,530	17,298
5.83%, 04/01/37 (d)	56,602	59,138
6.00%, 04/01/37	126,532	132,416
5.50%, 06/01/37	33,432	34,673
5.23%, 01/01/38 (d)	46,646	48,016
4.50%, 03/01/38	67,854	69,127
5.50%, 06/01/38	80,001	82,967
4.00%, 05/12/39, TBA (c)	30,000	30,016
		1,988,783
Government National Mortgage Association - 0.8%
Government National Mortgage Association
5.50%, 10/15/35	173,680	180,922
6.00%, 11/15/36	24,445	25,536
6.50%, 12/15/37	97,889	103,072
		309,530

Total Government and Agency Obligations (cost $5,001,002)		5,189,182

SHORT TERM INVESTMENTS - 21.3%
Mutual Funds - 2.2%
JNL Money Market Fund, 0.31% (a) (e)	884,121	884,121

Securities Lending Collateral – 18.8%
BNY Mellon SL DBT II Liquidating Fund,
1.03% (a) (e)	5,163,806	4,993,916
Mellon GSL DBT II Collateral Fund, 0.36% (a) (e)	2,480,281	2,480,281
Mellon GSL Reinvestment Trust II (a) (h) (i) (l)	170,664	-
		7,474,197
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.26%, 06/18/09 (g)	125,000	124,984

Total Short Term Investments (cost $8,823,828)		8,483,302

Total Investments - 119.7% (cost $65,327,910)		47,737,066
Total Forward Sales Commitments - (0.1%)
(proceeds $62,081)		(62,109)
Other Assets and Liabilities, Net - (19.6%)		(7,780,268)
Total Net Assets - 100%		$ 39,894,689

FORWARD SALES COMMITMENTS - 0.1%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 0.1%
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association
5.00%, 05/01/21	30,000	$ 31,031
5.50%, 05/11/36	30,000	31,078

Total Forward Sales Commitments – 0.1% (proceeds $62,081)		$ 62,109

Jackson Perspective 10 x 10 Fund (k)
INVESTMENT FUNDS - 100.2%
Jackson Perspective 5 Fund (a)	562,634	$ 3,415,191
Jackson Perspective Index 5 Fund (a)	444,235	3,122,971

Total Investment Funds (cost $9,294,306)		6,538,162

Total Investments - 100.2% (cost $9,294,306)		6,538,162
Other Assets and Liabilities, Net - (0.2%)		(14,304)
Total Net Assets - 100%		$ 6,523,858

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 15.9%
Apollo Group Inc. - Class A (b)	2,793	$ 175,819

AutoZone Inc. (b)	1,016	169,052
Barnes & Noble Inc.	3,962	103,487
Black & Decker Corp.	3,006	121,142
DirecTV Group Inc. (b)	15,562	384,848
Dollar Tree Inc. (b)	1,614	68,337
Family Dollar Stores Inc.	2,455	81,481
Fortune Brands Inc.	2,993	117,655
International Game Technology	8,047	99,380
ITV Plc	395,754	185,818
Ladbrokes Plc	56,360	194,684
Limited Brands Inc.	9,161	104,619
Mattel Inc.	5,881	87,980
NetFlix Inc. (b)	1,017	46,081
Newell Rubbermaid Inc.	12,471	130,322
Panera Bread Co. - Class A (b)	860	48,169
Regal Entertainment Group - Class A	6,947	90,728
Ross Stores Inc.	1,960	74,362
Staples Inc.	10,549	217,520
Vivendi SA	7,429	199,759
Whirlpool Corp.	3,199	144,467
		2,845,710
CONSUMER STAPLES - 2.3%
Chattem Inc. (b)	572	31,409
Green Mountain Coffee Roasters Inc. (b)	1,017	73,539
J&J Snack Foods Corp.	1,194	46,279
Kraft Foods Inc. - Class A	6,083	142,342
Philip Morris International Inc.	2,111	76,418
TreeHouse Foods Inc. (b)	1,412	37,545
		407,532
ENERGY - 6.6%
BP Plc	27,908	197,216
ENI SpA	8,854	189,999
Overseas Shipholding Group Inc.	2,823	81,048
PetroChina Co. Ltd.	192,000	169,950
Repsol YPF SA	11,533	219,216
Royal Dutch Shell Plc - Class A	8,067	185,015
Spectra Energy Corp.	5,407	78,402
Teekay Corp.	4,592	66,308
		1,187,154
FINANCIALS - 16.8%
3i Group Plc	48,330	227,331
Allianz SE	2,598	239,725
American Express Co.	11,422	288,063
Assicurazioni Generali SpA	11,830	240,691
Banco Bilbao Vizcaya Argentaria SA	24,749	268,220
Banco Santander SA	28,458	273,736
Bank of Communications Co. Ltd.	226,132	184,114
BOC Hong Kong Holdings Ltd.	138,000	196,938
Credit Agricole SA	17,904	261,784
HSBC Holdings Plc	25,593	182,005

Man Group Plc	56,184	207,671
New World Development Ltd.	151,000	199,903
Zurich Financial Services AG	1,239	230,244
		3,000,425
HEALTH CARE - 22.4%
Amedisys Inc. (b)	1,137	38,135
Amgen Inc. (b)	15,119	732,818
Baxter International Inc.	7,256	351,916
Biogen Idec Inc. (b)	4,440	214,630
Bristol-Myers Squibb Co.	23,938	459,610
Chemed Corp.	925	39,155
CR Bard Inc.	1,746	125,066
DaVita Inc. (b)	1,828	84,764
DENTSPLY International Inc.	2,264	64,796
Haemonetics Corp. (b)	706	36,451
Henry Schein Inc. (b)	1,352	55,486
Life Technologies Corp. (b)	2,551	95,152
Medco Health Solutions Inc. (b)	8,586	373,920
OSI Pharmaceuticals Inc. (b)	1,074	36,054
Pfizer Inc.	11,322	151,262
Pharmaceutical Product Development Inc.	1,737	34,063
Quest Diagnostics Inc.	3,315	170,159
ResMed Inc. (b)	1,329	51,100
Schering-Plough Corp.	21,262	489,451
Teva Pharmaceutical Industries Ltd. - ADR	8,290	363,848
Warner Chilcott Ltd. (b)	3,690	36,125
		4,003,961
INDUSTRIALS - 6.3%
AAR Corp. (b)	2,773	41,789
Alaska Air Group Inc. (b)	1,645	27,603
Avery Dennison Corp.	3,493	100,389
Citic Pacific Ltd.	132,000	194,507
CNH Global NV (b)	9,759	155,754
Deutsche Post AG	18,253	210,599
General Electric Co.	16,177	204,639
JB Hunt Transport Services Inc.	1,857	52,219
Pitney Bowes Inc.	3,653	89,645
Rollins Inc.	2,374	42,732
		1,119,876
INFORMATION TECHNOLOGY - 15.8%
Automatic Data Processing Inc.	7,471	262,979
CA Inc.	7,716	133,101
Check Point Software Technologies Ltd. (b)	3,243	75,140
Citrix Systems Inc. (b)	2,682	76,517
Fiserv Inc. (b)	2,382	88,896
Intuit Inc. (b)	4,790	110,793
Linear Technology Corp.	3,360	73,181
Mantech International Corp. - Class A (b)	701	25,368
Microsoft Corp.	22,884	463,630
NetApp Inc. (b)	4,854	88,828

Open Text Corp. (b)	1,161	38,116
Oracle Corp.	23,787	460,041
Paychex Inc.	5,403	145,935
QUALCOMM Inc.	11,058	467,975
STMicroelectronics NV - NYS	15,846	104,108
Symantec Corp. (b)	12,138	209,381
		2,823,989
MATERIALS - 6.1%
BASF SE	6,344	239,407
Dow Chemical Co.	9,922	158,752
Eastman Chemical Co.	3,465	137,491
EI Du Pont de Nemours & Co.	7,345	204,926
Olin Corp.	6,814	85,856
PPG Industries Inc.	2,313	101,888
RPM International Inc.	6,683	92,359
Sigma-Aldrich Corp.	1,811	79,395
		1,100,074
TELECOMMUNICATION SERVICES - 6.6%
BCE Inc.	3,638	77,853
Deutsche Telekom AG	14,564	176,125
France Telecom SA	7,937	176,202
Telecom Italia SpA	144,159	182,289
Telefonica SA (h)	9,542	180,784
TELUS Corp.	2,857	66,425
Vodafone Group Plc	176,603	324,591
		1,184,269
UTILITIES - 1.3%
Enel SpA	35,301	191,349
UGI Corp.	1,925	44,159
		235,508

Total Common Stocks (cost $17,959,265)		17,908,498

WARRANTS- 0.0%
Fortis (b) (h)	20,981	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (h) (i) (l)	33,950	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $33,950)		-

Total Investments - 100.1% (cost $17,993,215)		17,908,498
Other Assets and Liabilities, Net - (0.1%)		(10,189)
Total Net Assets - 100%		$ 17,898,309

Jackson Perspective VIP Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 10.6%
Apollo Group Inc. - Class A (b)	174	$ 10,953
AutoZone Inc. (b)	131	21,797
Buffalo Wild Wings Inc. (b)	81	3,162
Capella Education Co. (b)	74	3,802
CEC Entertainment Inc. (b)	105	3,198
DirecTV Group Inc. (b)	980	24,235
Dollar Tree Inc. (b)	98	4,149
Family Dollar Stores Inc.	148	4,912
Fred’s Inc.	173	2,363
Fuel Systems Solutions Inc. (b)	69	1,054
Global Sources Ltd. (b)	14	64
HOT Topic Inc. (b)	214	2,619
Leggett & Platt Inc.	812	11,660
Lincoln Educational Services Corp. (b)	128	2,124
McDonald’s Corp.	185	9,859
Monro Muffler Inc.	90	2,247
National Presto Industries Inc.	28	1,995
NetFlix Inc. (b)	66	2,990
Panera Bread Co. - Class A (b)	54	3,025
Papa John’s International Inc. (b)	128	3,397
Peets Coffee & Tea Inc. (b)	58	1,582
PetMed Express Inc. (b)	102	1,659
Polo Ralph Lauren Corp.	280	15,075
Ross Stores Inc.	117	4,439
Staples Inc.	665	13,712
Steven Madden Ltd. (b)	78	2,295
Vivendi SA	484	13,014
		171,381
CONSUMER STAPLES - 4.1%
Brown-Forman Corp. - Class B	226	10,509
Cal-Maine Foods Inc.	102	2,700
Chattem Inc. (b)	36	1,977
Diamond Foods Inc.	71	1,859
Green Mountain Coffee Roasters Inc. (b)	171	12,365
Hershey Co.	287	10,372
J&J Snack Foods Corp.	150	5,814
Lance Inc.	143	3,312
McCormick & Co. Inc.	308	9,071
Nash Finch Co.	50	1,465
TreeHouse Foods Inc. (b)	224	5,956
		65,400
ENERGY - 6.0%
BP Plc	1,823	12,883
Chevron Corp.	153	10,113
Clayton Williams Energy Inc. (b)	53	1,592
ConocoPhillips	259	10,619
ENI SpA	579	12,425

ENSCO International Inc.	394	11,142
Noble Corp.	392	10,713
Repsol YPF SA	751	14,275
Royal Dutch Shell Plc - Class A	527	12,087
VAALCO Energy Inc. (b)	255	1,216
		97,065
FINANCIALS - 18.1%
Allianz SE	171	15,779
Amerisafe Inc. (b)	83	1,276
Assicurazioni Generali SpA	769	15,646
Associated Banc-Corp	638	9,870
Banco Bilbao Vizcaya Argentaria SA	1,610	17,446
Banco Santander SA	1,872	18,007
BancorpSouth Inc.	499	11,602
BB&T Corp.	575	13,421
Capstead Mortgage Corp.	291	3,314
Chemical Financial Corp.	116	2,477
Citizens Inc. (b)	201	1,449
CNA Surety Corp. (b)	196	3,773
Community Bank System Inc.	158	2,599
Crawford & Co. - Class B (b)	132	786
Credit Agricole SA	1,177	17,210
EZCORP Inc. - Class A (b)	188	2,329
First Financial Bankshares Inc.	89	4,386
First Niagara Financial Group Inc.	799	10,818
FirstMerit Corp.	628	12,189
Home Bancshares Inc.	80	1,764
HSBC Holdings Plc	1,664	11,833
Investors Real Estate Trust	274	2,535
Moody’s Corp.	539	15,911
Navigators Group Inc. (b)	72	3,267
NBT Bancorp Inc.	149	3,528
New York Community Bancorp Inc.	943	10,665
Ocwen Financial Corp. (b)	279	3,102
People’s United Financial Inc.	533	8,325
PNC Financial Services Group Inc.	340	13,498
Public Storage	174	11,634
Republic Bancorp Inc. - Class A	72	1,601
Stifel Financial Corp. (b)	113	5,563
SWS Group Inc.	132	1,688
Tower Group Inc.	178	4,840
Travelers Cos. Inc.	267	10,984
Urstadt Biddle Properties Inc. - Class A	91	1,398
Zurich Financial Services AG	81	15,052
		291,565
HEALTH CARE - 19.6%
Alliance HealthCare Services Inc. (b)	201	1,582
Amedisys Inc. (b)	68	2,281
Amgen Inc. (b)	1,141	55,304
Baxter International Inc.	456	22,116
Biogen Idec Inc. (b)	277	13,390

Bristol-Myers Squibb Co.	1,263	24,250
Cantel Medical Corp. (b)	83	1,173
Centene Corp. (b)	194	3,564
Chemed Corp.	57	2,413
Computer Programs & Systems Inc.	48	1,680
CR Bard Inc.	108	7,736
DaVita Inc. (b)	111	5,147
DENTSPLY International Inc.	136	3,892
Forest Laboratories Inc. (b)	451	9,782
Gentiva Health Services Inc. (b)	117	1,864
Gilead Sciences Inc. (b)	216	9,893
Greatbatch Inc. (b)	109	2,293
Haemonetics Corp. (b)	45	2,323
Hanger Orthopedic Group Inc. (b)	157	2,184
Henry Schein Inc. (b)	83	3,406
HMS Holdings Corp. (b)	116	3,478
ICU Medical Inc. (b)	71	2,670
Kindred Healthcare Inc. (b)	181	2,357
Landauer Inc.	43	2,278
LHC Group Inc. (b)	92	2,099
Life Technologies Corp. (b)	157	5,856
Medco Health Solutions Inc. (b)	540	23,517
Merit Medical Systems Inc. (b)	122	1,892
Neogen Corp. (b)	65	1,474
Odyssey HealthCare Inc. (b)	143	1,481
OSI Pharmaceuticals Inc. (b)	70	2,350
Pfizer Inc.	754	10,073
Pharmaceutical Product Development Inc.	113	2,216
PSS World Medical Inc. (b)	267	3,877
Quest Diagnostics Inc.	209	10,728
RehabCare Group Inc. (b)	93	1,553
ResMed Inc. (b)	84	3,230
Schering-Plough Corp.	1,338	30,801
SXC Health Solutions Corp. (b)	112	2,243
Teva Pharmaceutical Industries Ltd. - ADR	522	22,911
Warner Chilcott Ltd. (b)	241	2,359
		315,716
INDUSTRIALS - 9.2%
AAR Corp. (b)	170	2,562
AeroVironment Inc. (b)	86	2,035
Alaska Air Group Inc. (b)	93	1,561
Allegiant Travel Co. (b)	90	4,684
American Ecology Corp.	80	1,322
American Science & Engineering Inc.	36	2,169
Applied Signal Technology Inc.	61	1,204
Argon ST Inc. (b)	104	2,121
Axsys Technologies Inc. (b)	53	2,221
Badger Meter Inc.	71	2,766
Beacon Roofing Supply Inc. (b)	202	3,212
CBIZ Inc. (b)	288	2,264

Deutsche Post AG	1,201	13,857
Dover Corp.	387	11,912
Eaton Corp.	256	11,213
ESCO Technologies Inc. (b)	117	4,865
Hawaiian Holdings Inc. (b)	274	1,367
ICF International Inc. (b)	59	1,623
JB Hunt Transport Services Inc.	120	3,374
Marten Transport Ltd. (b)	89	1,846
Navigant Consulting Inc. (b)	226	3,324
Old Dominion Freight Line Inc. (b)	164	4,617
Rockwell Automation Inc.	480	15,163
Rollins Inc.	158	2,844
RR Donnelley & Sons Co.	1,192	13,887
Stanley Inc. (b)	109	2,810
Sykes Enterprises Inc. (b)	189	3,716
Timken Co.	759	12,205
WW Grainger Inc.	146	12,246
		148,990
INFORMATION TECHNOLOGY - 14.0%
Altera Corp.	629	10,259
AsiaInfo Holdings Inc. (b)	205	3,434
Automatic Data Processing Inc.	470	16,544
CA Inc.	482	8,315
Check Point Software Technologies Ltd. (b)	197	4,564
Citrix Systems Inc. (b)	163	4,650
CyberSource Corp. (b)	316	4,617
EMS Technologies Inc. (b)	61	1,162
EPIQ Systems Inc. (b)	160	2,475
Fiserv Inc. (b)	145	5,411
Integral Systems Inc. (b)	54	359
Intuit Inc. (b)	292	6,754
Linear Technology Corp.	650	14,157
Mantech International Corp. - Class A (b)	40	1,448
MAXIMUS Inc.	79	3,186
Microsoft Corp.	1,441	29,195
Multi-Fineline Electronix Inc. (b)	109	2,188
National Semiconductor Corp.	887	10,972
NCI Inc. (b)	39	950
NetApp Inc. (b)	300	5,490
Open Text Corp. (b)	74	2,429
Oracle Corp.	1,498	28,971
Paychex Inc.	335	9,048
Pegasystems Inc.	162	2,830
QUALCOMM Inc.	697	29,497
Symantec Corp. (b)	765	13,196
Tyler Technologies Inc. (b)	175	2,888
		224,989
MATERIALS - 3.9%
Balchem Corp.	88	2,190
BASF SE	418	15,774

Calgon Carbon Corp. (b)	239	4,058
Eastman Chemical Co.	453	17,975
MeadWestvaco Corp.	995	15,582
Sigma-Aldrich Corp.	110	4,822
Stepan Co.	43	1,703
		62,104
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	390	9,992
Centennial Communications Corp. (b)	477	3,945
Deutsche Telekom AG	959	11,597
France Telecom SA	515	11,433
Shenandoah Telecommunications Co.	114	2,238
Telecom Italia SpA	9,493	12,004
Telefonica SA (h)	624	11,822
Vodafone Group Plc	6,530	12,002
		75,033
UTILITIES - 9.2%
American Electric Power Co. Inc.	331	8,732
American States Water Co.	79	2,727
California Water Service Group	89	3,474
CH Energy Group Inc.	71	3,155
DTE Energy Co.	346	10,231
Enel SpA	2,325	12,603
FirstEnergy Corp.	227	9,284
Laclede Group Inc.	98	3,399
MGE Energy Inc.	103	3,160
NiSource Inc.	1,061	11,660
Northeast Utilities	423	8,891
NorthWestern Corp.	164	3,431
Oneok Inc.	415	10,861
Pinnacle West Capital Corp.	353	9,665
Questar Corp.	335	9,956
SCANA Corp.	307	9,278
Sempra Energy	456	20,985
UGI Corp.	122	2,799
UniSource Energy Corp.	156	4,106
		148,397

Total Common Stocks (cost $1,475,843)		1,600,640

WARRANTS- 0.0%
Fortis (b) (h)	828	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED	SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (h) (i) (l)	6,273	-

Total Non-U.S. Government Agency Asset-Backed

Securities (cost $6,273)		-

Total Investments - 99.4% (cost $1,482,116)		1,600,640
Other Assets and Liabilities, Net - 0.6%		9,826
Total Net Assets - 100%		$ 1,610,466

Jackson Perspective S&P 4 Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 21.7%
Abercrombie & Fitch Co. - Class A	2,290	$ 61,967
Coach Inc. (b)	3,613	88,519
DirecTV Group Inc. (b)	2,537	62,740
Gannett Co. Inc.	15,623	61,086
Gap Inc.	14,012	217,746
Harman International Industries Inc.	9,491	172,641
Home Depot Inc.	2,421	63,721
KB Home	5,670	102,457
Leggett & Platt Inc.	8,826	126,741
Lennar Corp.	7,568	73,712
Macy’s Inc.	12,814	175,296
Nordstrom Inc.	3,753	84,930
Office Depot Inc. (b)	48,052	124,455
RadioShack Corp.	6,890	97,011
Scripps Networks Interactive Inc.	2,529	69,396
Snap-On Inc.	2,142	72,657
Time Warner Cable Inc.	537	17,308
Time Warner Inc.	2,160	47,153
TJX Cos. Inc.	2,270	63,492
		1,783,028
CONSUMER STAPLES - 6.4%
Archer-Daniels-Midland Co.	1,893	46,605
Avon Products Inc.	2,877	65,481
Campbell Soup Co.	1,846	47,479
ConAgra Foods Inc.	6,690	118,413
Kimberly-Clark Corp.	1,070	52,580
Pepsi Bottling Group Inc.	2,727	85,273
Sara Lee Corp.	6,537	54,388
Sysco Corp.	2,347	54,756
		524,975
ENERGY - 6.5%
Cameron International Corp. (b)	2,610	66,764
Chevron Corp.	1,653	109,263
ConocoPhillips	1,355	55,555
Consol Energy Inc.	1,859	58,150
EOG Resources Inc.	1,009	64,051
Marathon Oil Corp.	2,173	64,538
Murphy Oil Corp.	1,202	57,347
Noble Corp.	2,051	56,054
		531,722

FINANCIALS - 15.5%
Allstate Corp.	3,003	70,060
Bank of America Corp.	12,694	113,357
Charles Schwab Corp.	3,979	73,532
Citigroup Inc.	33,428	101,955
Federated Investors Inc. - Class B	2,670	61,090
Fifth Third Bancorp	23,733	97,305
Goldman Sachs Group Inc.	552	70,932
HCP Inc.	2,759	60,560
Huntington Bancshares Inc.	34,320	95,753
Kimco Realty Corp.	5,647	67,877
Marshall & Ilsley Corp.	22,024	127,299
Morgan Stanley	2,574	60,849
ProLogis	8,690	79,166
Regions Financial Corp.	14,780	66,362
SunTrust Banks Inc.	4,155	59,999
U.S. Bancorp	3,532	64,353
		1,270,449
HEALTH CARE - 2.8%
Bristol-Myers Squibb Co.	2,711	52,051
Coventry Health Care Inc. (b)	4,388	69,813
Eli Lilly & Co.	1,717	56,524
Pfizer Inc.	4,093	54,682
		233,070
INDUSTRIALS - 18.3%
3M Co.	1,106	63,706
Boeing Co.	1,608	64,400
CH Robinson Worldwide Inc.	1,220	64,855
Dover Corp.	2,028	62,422
Equifax Inc.	2,344	68,351
General Dynamics Corp.	1,136	58,696
General Electric Co.	5,938	75,116
Honeywell International Inc.	1,889	58,955
ITT Corp.	2,681	109,948
L-3 Communications Holdings Inc.	744	56,655
Masco Corp.	19,573	173,417
Northrop Grumman Corp.	1,336	64,596
Parker Hannifin Corp.	1,517	68,796
Pitney Bowes Inc.	2,592	63,608
Robert Half International Inc.	3,287	78,954
Rockwell Automation Inc.	5,017	158,487
Rockwell Collins Inc.	1,599	61,322
Textron Inc.	8,866	95,132
United Technologies Corp.	1,239	60,513
		1,507,929
INFORMATION TECHNOLOGY - 18.4%
Automatic Data Processing Inc.	1,448	50,970
Ciena Corp. (b)	9,401	112,342
Cisco Systems Inc. (b)	3,455	66,751

Computer Sciences Corp. (b)	1,451	53,629
Dell Inc. (b)	11,828	137,441
eBay Inc. (b)	4,650	76,586
EMC Corp. (b)	4,719	59,129
Fiserv Inc. (b)	1,542	57,547
Hewlett-Packard Co.	1,742	62,677
Intel Corp.	3,970	62,647
International Business Machines Corp.	552	56,972
KLA-Tencor Corp.	2,929	81,250
Lexmark International Inc. (b)	2,886	56,623
MasterCard Inc.	317	58,154
MEMC Electronic Materials Inc. (b)	3,353	54,319
Microsoft Corp.	3,117	63,150
Paychex Inc.	2,265	61,178
Teradata Corp. (b)	3,259	54,490
Texas Instruments Inc.	7,029	126,944
Total System Services Inc.	7,967	99,348
Xerox Corp.	9,642	58,913
		1,511,060
MATERIALS - 5.7%
AK Steel Holding Corp.	8,098	105,355
Bemis Co. Inc.	2,724	65,485
CF Industries Holdings Inc.	778	56,055
Dow Chemical Co.	6,988	111,808
PPG Industries Inc.	1,625	71,581
Vulcan Materials Co.	1,220	58,011
		468,295
TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc.	2,084	53,392
Frontier Communications Corp.	6,998	49,755
Verizon Communications Inc.	1,734	52,610
		155,757
UTILITIES - 1.9%
Consolidated Edison Inc.	1,391	51,648
Integrys Energy Group Inc.	2,071	54,695
Southern Co.	1,633	47,161
		153,504

Total Common Stocks (cost $7,494,989)		8,139,789

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (h) (i) (l)	17,573	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $17,573)		-

SHORT TERM INVESTMENTS - 0.0%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.31% (a) (e)	4,044	4,044

Total Short Term Investments (cost $4,044)		4,044

Total Investments - 99.1% (cost $7,516,606)		8,143,833
Other Assets and Liabilities, Net - 0.9%		69,940
Total Net Assets - 100%		$ 8,213,773

Jackson Perspective Money Market Fund
SHORT TERM INVESTMENTS – 99.8%
Certificates of Deposit – 4.3%
Banc of America, 0.80%, 06/04/09	$ 100,000	$ 100,000
BNP Paribas, 1.05%, 11/02/09	175,090	175,090
Calyon North America Inc., 1.00%, 05/11/09	100,000	100,000
Canadian Imperial Bank of Commerce, 0.90%, 06/08/09	100,000	100,000
DNB Nor Bank ASA, 0.85%, 06/08/09	100,000	100,000
Svenska Handels NY, 0.85%, 05/11/09	175,000	175,000
		750,090
Commercial Paper - 3.7%
General Electric Capital Corp., 0.55%, 06/29/09	350,000	349,685
Societe Generale, 0.67%, 05/18/09	200,000	199,937
UBS Finance LLC, 0.39%, 05/13/09	100,000	99,986
		649,608
Discount Notes - 1.9%
Procter & Gamble Co., 1.31%, 09/09/09 (d)	105,000	105,000
Procter & Gamble International Funding SCA,
1.48%, 02/08/10 (d)	90,000	90,000
Toyota Motor Credit Corp., 2.30%, 01/29/10 (d)	145,000	145,015
		340,015
Federal Home Loan Bank - 21.6%
Federal Home Loan Bank
0.52%, 06/15/09	500,000	499,675
0.45%, 06/25/09	300,000	299,794
0.45%, 07/07/09	300,000	299,749
0.50%, 07/14/09	400,000	399,589
0.39%, 07/17/09	300,000	299,750
0.59%, 08/11/09	250,000	249,582
0.58%, 08/19/09	650,000	648,848
0.58%, 08/21/09	500,000	499,098
0.52%, 09/16/09	200,000	199,601
0.35%, 10/16/09	200,000	199,673
0.38%, 10/30/09	200,000	199,616
		3,794,975
Federal Home Loan Mortgage Corp. - 28.0%
Federal Home Loan Mortgage Corp.
0.25%, 05/12/09	400,000	399,969
0.35%, 06/22/09	500,000	499,747
0.50%, 06/24/09	250,000	249,813
0.55%, 07/06/09	200,000	199,798
0.57%, 08/10/09	500,000	499,200
0.58%, 08/10/09	450,000	449,268

0.56%, 08/17/09	400,000	399,328
0.58%, 09/08/09	300,000	299,372
0.43%, 09/09/09	200,000	199,686
0.42%, 09/14/09	200,000	199,684
0.52%, 09/14/09	600,000	598,821
6.63%, 09/15/09	300,000	306,833
0.42%, 10/05/09	500,000	499,084
1.09%, 02/04/10 (d)	100,000	100,000
		4,900,603
Federal National Mortgage Association - 20.6%
Federal National Mortgage Association
0.30%, 06/01/09	274,000	273,929
0.45%, 06/10/09	300,000	299,850
0.50%, 06/18/09	500,000	499,667
0.35%, 07/01/09	500,000	499,703
0.50%, 07/01/09	200,000	199,831
0.52%, 07/15/09	300,000	299,675
0.58%, 08/12/09	300,000	299,502
0.57%, 08/19/09	500,000	499,137
0.44%, 09/25/09	200,000	199,641
0.42%, 10/07/09	200,000	199,633
0.38%, 10/14/09	350,000	349,395
		3,619,963
Funding Agreement - 1.1%
MetLife Funding Agreement,
1.45%, 05/01/09 (d) (i) (j)	200,000	200,000

Mutual Funds - 4.3%
Dreyfus Cash Management Plus Fund, 0.55% (e)	756,793	756,793

Repurchase Agreement - 14.3%
Repurchase Agreement with Deutsche Bank Securities,
0.17% (Collateralized by $2,340,860 Government
National Mortgage Association, 7.00%, due 11/15/38,
value $2,492,833, $53,647 Federal Home Loan
Mortgage Corp., 6.50%, due 04/01/38, value
$57,168),acquired on 04/30/09, due 05/01/09
at $2,500,012	$2,500,000	2,500,000

Total Short Term Investments (cost $17,512,047)		17,512,047

Total Investments – 99.8% (cost $17,512,047)		17,512,047
Other Assets and Liabilities, Net - (0.2%)		26,208
Total Net Assets - 100%		$ 17,538,255

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2009

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of April 30, 2009, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund was $139,095.
(d)	Variable rate security. Rate stated was in effect as of April 30, 2009.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2009.
(f)	All or portion of the security was on loan.
(g)	All or a portion of the security pledged as collateral for open futures contracts. As of April 30, 2009, the value of collateral in the Jackson Perspective Index 5 Fund was $124,984.
(h)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards ("SFAS") No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 note on page 13 and Note 2 in the Notes to the Financial Statements.
(i)	Illiquid security. At April 30, 2009, the aggregate value of illiquid securities and percentage of net assets were as follows: Jackson Perspective Money Market Fund, $200,000 - 1.1%.
At April 30, 2009, the only illiquid security held by certain Funds was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at April 30, 2009.
(j)	Security is restricted as to public resale. See restricted securities note on page 13.
(k)	At April 30, 2009, the Jackson Perspective 10 x 10 Fund held 12.7% and 7.8% of the shares outstanding of the Jackson Perspective 5 Fund and the Jackson Perspective
Index 5 Fund, respectively. The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control.
(l)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(m)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of April 30, 2009. In certain instances, securities for which footnotes listed above may otherwise apply are included in the
Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the
Shareholder Service Center at 888-276-0061.

Abbreviations:
ADR - American Depository Receipt
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
NYS - New York Shares
TBA - To Be Announced
USD - United States Dollar

Investments in affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of other affiliated investments. The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company, and Bank of New York Mellon Corp., the parent company of the Fund's sub-adviser.

The following table includes long-term investments in affiliates for the period ended April 30, 2009:

		Value				Dividend	Value
		Beginning		Sales	Realized	Income	End
Fund	Affiliate	of Period	Puchases	Proceeds	Gain (Loss)	Received	of Period
Jackson Perspective Index 5 Fund	Bank of New York Mellon Corp.	$ 33,252	$ 3,836	$ -	$ -		$ 30,398
Jackson Perspective Index 5 Fund	Prudential plc	9,389		-	-		16,323

The following table includes cash management and securities lending collateral investments in affiliates for the period ending April 30, 2009. Dividend income received from BNY Mellon SL DBT II Liquidating Fund and Mellon GSL DBT II Collateral Fund is aggregated with income from securities lending when received from the custodian and reflected as securities lending income in the Statements of Operations on page 16. There was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended April 30, 2009. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended April 30, 2009.

		Value		Value	Dividend
		Beginning	Amortized Cost	End	Income
Fund	Affiliate	of Period	End of Period	of Period	Received
Jackson Perspective 5 Fund	JNL Money Market Fund	$ 257,014	$ 54,143	$ 54,143	$ 483
Jackson Perspective Index 5 Fund	JNL Money Market Fund	1,754,349	884,121	884,121	7,177
Jackson Perspective Optimized 5 Fund	JNL Money Market Fund	46,518	-	-	377
Jackson Perspective VIP Fund	JNL Money Market Fund	-	-	-	31
Jackson Perspective S&P 4 Fund	JNL Money Market Fund	49,787	4,044	4,044	145

		Value		Value
		Beginning	Amortized Cost	End
Fund	Affiliate	of Period	End of Period	of Period
Jackson Perspective 5 Fund	BNY Mellon SL DBT II Liquidating Fund	$ -	$ 2,043,666	$ 1,976,429
Jackson Perspective 5 Fund	Mellon GSL DBT II Collateral Fund	2,161,882	724,024	724,024
Jackson Perspective 5 Fund	Mellon GSL Reinvestment Trust II	3,907	72,345	-
Jackson Perspective Index 5 Fund	BNY Mellon SL DBT II Liquidating Fund	-	5,163,805	4,993,916
Jackson Perspective Index 5 Fund	Mellon GSL DBT II Collateral Fund	7,253,109	2,480,281	2,480,281
Jackson Perspective Index 5 Fund	Mellon GSL Reinvestment Trust II	9,216	170,664	-
Jackson Perspective Optimized 5 Fund	Mellon GSL Reinvestment Trust II	1,833	33,950	-
Jackson Perspective VIP Fund	Mellon GSL Reinvestment Trust II	339	6,273	-
Jackson Perspective S&P 4 Fund	Mellon GSL Reinvestment Trust II	949	17,573	-

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009
Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
Jackson Perspective Index 5 Fund
EUR/USD	6/17/09	173,012	EUR	$ 228,833	$ 7,840
EUR/USD	6/17/09	20,800	EUR	27,511	(203)
EUR/USD	6/17/09	20,400	EUR	26,982	149
EUR/USD	6/17/09	21,000	EUR	27,776	(57)
EUR/USD	6/17/09	21,700	EUR	28,701	(52)
GBP/USD	6/17/09	77,272	GBP	114,273	7,787
JPY/USD	6/17/09	21,281,885	JPY	215,989	(2,207)
USD/EUR	6/17/09	(21,200)	EUR	(28,040)	472
USD/EUR	6/17/09	(21,700)	EUR	(28,701)	124
USD/EUR	6/17/09	(22,300)	EUR	(29,495)	(396)
				$ 583,829	$ 13,457

Schedule of Open Futures Contracts:

	Long	Unrealized
	Contracts	Appreciation
Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration June 2009	4	$ 19,464
FTSE 100 Index Future
Expiration June 2009	1	6,145
Russell 2000 Mini Index Future
Expiration June 2009	5	61,940
S&P 500 E-Mini Index Future
Expiration June 2009	6	40,831
S&P MidCap 400 E-Mini Index Future
Expiration June 2009	4	52,772
Topix Index Future
Expiration June 2009	1	14,228
		$ 195,380

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table details restricted securities held by the Funds at April 30, 2009:

	Acquisition		Value at	Percent of
	Date	Cost	April 30, 2009	Net Assets
Jackson Perspective Money Market Fund
MetLife Funding Agreement, 1.45%, 05/01/09	04/30/2008	$ 200,000	$ 200,000	1.1%

Financial Accounting Standards Board Statement of Financial Accounting Standards ("SFAS") No. 157 Fair Value Measurements - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Please see Note 2 in the Notes to the Financial Statements.

The following table summarizes each Fund's assets as of April 30, 2009 by level:

	Investments in Securities				Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective 5 Fund	$ 25,434,347	$ 4,354,407	$ -	$ 29,788,754	$ -	$ -	$ -	$ -
Jackson Perspective Index 5 Fund	30,864,423	16,871,382	1,261	47,737,066	195,379	16,372	-	211,751
Jackson Perspective 10 x 10 Fund	6,538,162	-	-	6,538,162	-	-	-	-
Jackson Perspective Optimized 5 Fund	13,229,511	4,678,987	-	17,908,498	-	-	-	-
Jackson Perspective VIP Fund	1,369,275	231,365	-	1,600,640	-	-	-	-
Jackson Perspective S&P 4 Fund	8,143,833	-	-	8,143,833	-	-	-	-
Jackson Perspective Money Market Fund	756,793	16,755,254	-	17,512,047	-	-	-	-

The following table summarizes each Fund's liabilities as of April 30, 2009 by level:

Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective Index 5 Fund	$ -	$ (62,109)	$ -	$ (62,109)	$ -	$ (2,915)	$ -	$ (2,915)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Transfers In		Change In Unrealized
	Balance At	Total Realized	Net	and/or (Out) of	Balance At	Appreciation/Depreciation during
	Beginning of	and Unrealized	Purchases/	Level 3 During	End of	the Period for Level 3 Investments
	Period	Gain/(Loss)	(Sales)	the Period	Period	Held at April 30, 2009
Jackson Perspective Index 5 Fund	$ 6,204	$ (633)	$ -	$ (4,310)	$ 1,261	$ (633)

* Investments in other financial instruments are derivative instruments which include forward foreign currency contracts and futures contracts. Derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Summary of Investments by Sector (as a percentage of total investments):
		Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Jackson	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Perspective 5	Index 5	10 X 10	Optimized 5	VIP	S&P 4	Money Market
Sector	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Consumer Discretionary	14.5%	8.8%	-%	15.9%	10.7%	21.9%	-%
Consumer Staples	7.5	5.0	-	2.3	4.1	6.4	-
Energy	3.2	5.6	-	6.6	6.1	6.5	-
Financials	15.4	13.8	-	16.7	18.2	15.6	-
Health Care	10.5	8.3	-	22.4	19.7	2.9	-
Industrials	16.6	9.2	-	6.3	9.2	18.5	-
Information Technology	2.4	9.8	-	15.8	14.1	18.6	-
Materials	8.8	4.0	-	6.1	3.9	5.8	-
Telecommunication Services	5.6	2.3	-	6.6	4.7	1.9	-
Utilities	6.2	3.8	-	1.3	9.3	1.9	-
Government Securities	-	3.8	-	-	-	-	-
Non-U.S. Government Agency
Asset-Backed Sercurities	-	0.7	-	-	-	-	-
U.S Government Agency
Mortgage-Backed Securities	-	7.0	-	-	-	-	-
Investment Funds	-	-	100.0	-	-	-	-
Certificates of Deposit	-	-	-	-	-	-	4.3
Commercial Paper	-	-	-	-	-	-	3.7
Mutual Funds	0.2	1.9	-	-	-	-	4.3
Repurchase Agreement	-	-	-	-	-	-	14.3
Other Short Term Securities	9.1	16.0	-	-	-	-	73.4
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Summary of Investments by Country (as a percentage of total long-term investments):*
		Jackson	Jackson	Jackson
	Jackson	Perspective	Perspective	Perspective
	Perspective 5	Index 5	Optimized 5	VIP
	Fund	Fund	Fund	Fund
Australia	-%	1.4%	-%	-%
Austria	-	0.1	-	-
Belgium	-	0.2	-	-
Bermuda	-	0.4	0.2	0.2
Brazil	-	0.1	-	-
Canada	1.5	0.1	1.0	0.3
Denmark	-	0.2	-	-
Finland	-	0.3	-	-
France	-	2.1	3.6	2.6
Germany	-	1.9	4.8	3.6
Greece	-	0.1	-	-
Hong Kong	7.3	0.5	5.3	-
Ireland	-	0.1	-	-
Israel	-	-	2.4	1.7
Italy	-	0.7	4.5	3.3
Japan	-	5.0	-	-
Luxembourg	-	0.1	-	-
Netherlands	2.3	0.7	2.5	0.7
Norway	-	0.1	-	-
Poland	-	0.1
Singapore	-	0.2	-	-
Spain	-	0.9	5.3	3.8
Sweden	-	0.5	-	-
Switzerland	-	1.6	1.3	0.9
United Kingdom	7.4	4.0	8.5	2.3
United States	81.5	78.6	60.6	80.6
Total	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at April 30, 2009.

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
Assets	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund	S&P 4 Fund	Market Fund

Investments - unaffiliated, at value (a) (d)	$ 27,034,158	$ 39,332,027	$ -	$ 17,908,498	$ 1,600,640	$ 8,139,789	$ 15,012,047
Investments - affiliated, at value (b)	2,754,596	8,405,039	6,538,162	-	-	4,044	-
Repurchase agreements (a)	-	-	-	-	-	-	2,500,000
Total investments, at value (c)	29,788,754	47,737,066	6,538,162	17,908,498	1,600,640	8,143,833	17,512,047
Cash	22,128	9,131	-	12,781	923	10,353	-
Foreign currency (e)	2,255	162,161	-	20,749	2,093	-	-
Receivables:
Adviser reimbursement	22,828	8,815	5,984	21,009	10,384	14,102	10,503
Investment securities sold	-	114,625	1,488	-	-	-	-
Fund shares sold	12,085	10,199	417	10,625	-	162,897	59,000
Dividends and interest	55,576	121,769	-	25,573	2,485	8,500	5,131
Forward foreign currency contracts	-	16,372	-	-	-	-	-
Variation margin	-	6,833	-	-	-	-	-
Foreign taxes recoverable	-	2,769	-	5,385	634	-	-
Other assets	18,067	19,098	16,720	16,263	15,288	16,269	11,856
Total assets	29,921,693	48,208,838	6,562,771	18,020,883	1,632,447	8,355,954	17,598,537

Liabilities
Cash overdraft	-	-	1,488	-	-	-	-
Payables:
Advisory fees	13,924	20,632	-	9,334	865	5,037	5,680
Administrative fees	2,142	3,174	-	1,436	133	629	1,420
12b-1 fees
Class A	3,675	7,470	-	2,138	130	944	3,550
Class C	6,723	1,862	1,217	5,809	808	2,521	-
Investment securities purchased	-	355,957	417	-	-	75,347	-
Fund shares redeemed	57,965	9,251	24,273	54,461	-	32,252	35,758
Dividends	-	-	-	-	-	-	31
Transfer agent fees	43,847	20,476	8,263	37,165	12,763	17,125	6,414
Trustee fees	1,006	1,047	162	366	43	91	299
Forward foreign currency contracts	-	2,915	-	-	-	-	-
Variation margin	-	1,050	-	-	-	-	-
Forward sales commitments (f)	-	62,109	-	-	-	-	-
Other accrued expenses	10,313	13,455	3,093	11,865	7,239	8,235	7,130
Return of collateral for securities loaned	2,840,035	7,814,751	-	-	-	-	-
Total liabilities	2,979,630	8,314,149	38,913	122,574	21,981	142,181	60,282
Net assets	$ 26,942,063	$ 39,894,689	$ 6,523,858	$ 17,898,309	$ 1,610,466	$ 8,213,773	$ 17,538,255

Net assets consist of:
Paid-in capital	$ 54,487,729	$ 58,498,147	$ 11,447,302	$ 37,446,928	$ 3,930,136	$ 11,396,877	$ 17,538,255
Undistributed net investment income	259,463	329,250	18,249	50,062	2,964	28,025	-
Accumulated net realized loss	(27,646,111)	(1,566,999)	(2,185,549)	(19,514,204)	(2,441,175)	(3,838,356)	-
Net unrealized appreciation (depreciation) on
investments and foreign currency	(159,018)	(17,365,709)	(2,756,144)	(84,477)	118,541	627,227	-
	$ 26,942,063	$ 39,894,689	$ 6,523,858	$ 17,898,309	$ 1,610,466	$ 8,213,773	$ 17,538,255

Class A
Net assets	$ 18,574,336	$ 37,501,398	$ 4,478,674	$ 10,665,964	$ 592,081	$ 4,825,668	$ 17,538,255
Shares outstanding (no par value),
unlimited shares authorized	3,058,110	5,336,924	678,774	1,758,245	107,902	675,863	17,538,255
Net asset value per share	$ 6.07	$ 7.03	$ 6.60	$ 6.07	$ 5.49	$ 7.14	$ 1.00
Maximum offering price per share (based on
maximum sales load of 5.75%)	$ 6.44	$ 7.46	$ 7.00	$ 6.44	$ 5.82	$ 7.58	n/a

Class C
Net assets	$ 8,367,727	$ 2,393,291	$ 2,045,184	$ 7,232,345	$ 1,018,385	$ 3,388,105	n/a
Shares outstanding (no par value),
unlimited shares authorized	1,379,671	339,635	314,655	1,196,365	186,543	476,605	n/a
Net asset value and maximum offering price
per share	$ 6.07	$ 7.05	$ 6.50	$ 6.05	$ 5.46	$ 7.11	n/a

(a) Investments - unaffiliated, at cost	$ 27,054,154	$ 56,550,982	$ -	$ 17,959,265	$ 1,475,843	$ 7,494,989	$ 17,512,047
(b) Investments - affiliated, at cost	2,894,178	8,776,928	9,294,306	33,950	6,273	21,617	-
(c) Total investments, at cost	29,948,332	65,327,910	9,294,306	17,993,215	1,482,116	7,516,606	17,512,047
(d) Including value of securities on loan	2,738,255	7,513,326	-	-	-	-	-
(e) Foreign currency cost	2,252	146,007	-	20,499	2,041	-	-
(f) Proceeds from forward sales commitments	-	62,081	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund	S&P 4 Fund	Market Fund
Investment income
Dividends (a)	$ 441,539	$ 408,114	$ 190,372	$ 234,968	$ 17,540	$ 110,548	$ 1,531
Foreign taxes withheld	(5,781)	(15,410)	-	(15,091)	(741)	-	-
Interest	7	226,308	-	18	3	17	116,919
Securities lending	27,819	53,210	-	5,193	97	650	-
Total investment income	463,584	672,222	190,372	225,088	16,899	111,215	118,450

Expenses
Advisory fees	84,824	122,540	-	59,571	4,614	26,861	34,076
Administrative fees	13,050	18,852	-	9,164	710	3,358	8,519
12b-1 fees
Class A	22,589	44,523	-	14,063	742	5,389	21,297
Class C	40,165	10,431	7,471	35,397	4,131	12,020	-
Legal fees	178	233	87	126	15	47	93
Trustee fees	573	767	421	409	43	147	312
Transfer agent fees	114,587	53,286	24,835	94,457	32,079	43,684	19,364
Registration fees	18,874	16,805	15,461	19,417	17,050	17,603	10,402
Audit fees	7,492	7,492	2,932	7,492	4,807	7,483	6,230
Custody fees	717	5,691	-	-	1,043	-	259
Printing and postage fees	4,876	3,149	-	3,990	57	520	1,117
Other expenses	1,317	1,374	332	4,615	1,179	622	1,679
Total expenses	309,242	285,143	51,539	248,701	66,470	117,734	103,348
Expense reimbursement	122,353	50,213	44,068	112,039	54,843	64,989	38,832
Net expenses	186,889	234,930	7,471	136,662	11,627	52,745	64,516
Net investment income	276,695	437,292	182,901	88,426	5,272	58,470	53,934

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated Investments	(20,269,771)	(346,996)	-	(16,375,673)	(879,149)	(2,555,663)	-
Affiliated Investments	-	-	(1,356,264)	-	-	-	-
Foreign currency related items	(5,922)	(57,775)	-	(4,158)	(144)	-	-
Futures contracts	-	(662,554)	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	19,345,253	(457,531)	1,044,333	15,379,332	770,609	2,994,033	-
Foreign currency related items	4,210	51,600	-	2,427	232	-	-
Futures contracts	-	537,099	-	-	-	-	-
Net realized and unrealized gain (loss)	(926,230)	(936,157)	(311,931)	(998,072)	(108,452)	438,370	-

Net increase (decrease) in net assets from operations	$ (649,535)	$ (498,865)	$ (129,030)	$ (909,646)	$ (103,180)	$ 496,840	$ 53,934

(a) Dividends from affiliated investments	$ 28,302	$ 61,104	$ 190,372	$ 5,570	$ 128	$ 795	$ -

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
Operations	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund	S&P 4 Fund	Market Fund
Net investment income	$ 276,695	$ 437,292	$ 182,901	$ 88,426	$ 5,272	$ 58,470	$ 53,934
Net realized loss	(20,275,693)	(1,067,325)	(1,356,264)	(16,379,831)	(879,293)	(2,555,663)	-
Net change in unrealized appreciation (depreciation) .	19,349,463	131,168	1,044,333	15,381,759	770,841	2,994,033	-
Net increase (decrease) in net assets from .
operations	(649,535)	(498,865)	(129,030)	(909,646)	(103,180)	496,840	53,934

Distributions to shareholders
From net investment income
Class A	(610,849)	(872,024)	(115,657)	(372,432)	(13,618)	(84,329)	(53,934)
Class C	(184,113)	(32,871)	(48,869)	(148,607)	(17,565)	(30,785)	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Total distributions to shareholders	(794,962)	(904,895)	(164,526)	(521,039)	(31,183)	(115,114)	(53,934)

Share transactions¹
Proceeds from the sale of shares
Class A	1,483,986	955,081	414,568	715,491	278,276	722,506	3,806,300
Class C	519,538	485,138	45,832	383,117	211,813	1,173,043	-
Reinvestment of distributions
Class A	581,979	864,281	97,828	341,906	12,151	78,460	70,787
Class C	164,906	32,064	46,060	141,658	17,297	30,353	-
Cost of shares redeemed .
Class A	(4,811,149)	(2,600,303)	(1,194,280)	(3,893,560)	(233,793)	(1,072,762)	(3,551,566)
Class C	(1,528,838)	(424,871)	(330,767)	(1,315,831)	(77,931)	(303,349)	-
Net increase (decrease) in net assets from .
share transactions	(3,589,578)	(688,610)	(920,759)	(3,627,219)	207,813	628,251	325,521

Net increase (decrease) in net assets .	(5,034,075)	(2,092,370)	(1,214,315)	(5,057,904)	73,450	1,009,977	325,521

Net assets beginning of period	31,976,138	41,987,059	7,738,173	22,956,213	1,537,016	7,203,796	17,212,734

Net assets end of period	$ 26,942,063	$ 39,894,689	$ 6,523,858	$ 17,898,309	$ 1,610,466	$ 8,213,773	$ 17,538,255

Undistributed net investment income .	$ 259,463	$ 329,250	$ 18,249	$ 50,062	$ 2,964	$ 28,025	$ -

¹Share transactions
Shares sold
Class A	279,727	142,725		67,173	126,038	51,672	117,390	3,824,374
Class C	96,228	72,933		7,627	69,111	41,198	188,125	-
Reinvestment of distributions
Class A	102,281	125,440		15,529	57,657	2,162	12,089	52,713
Class C	28,931	4,627		7,396	23,929	3,083	4,684	-
Shares redeemed
Class A	(903,193)	(409,148)		(200,945)	(712,281)	(44,571)	(180,500)	(3,551,566)
Class C	(284,912)	(64,786)		(56,027)	(238,943)	(14,709)	(52,012)	-
Net increase (decrease)
Class A	(521,185)	(140,983)		(118,243)	(528,586)	9,263	(51,021)	325,521

Class C	(159,753)	12,774		(41,004)	(145,903)	29,572	140,797	-

Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 16,436,415	$ 13,577,294	(a)	$ 807,315	$ 11,419,573	$ 1,469,253	$ 5,004,997	$ -
Proceeds from sales of securities	20,616,123	14,142,252	(a)	1,712,103	15,501,563	1,309,572	4,495,994	-

(a) Amounts include $2,882,890 and $5,437,213 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these financial statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Year Ended October 31, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
Operations	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund (a)	S&P 4 Fund (a)	Market Fund
Net investment income	$ 900,568	$ 981,177	$ 106,712	$ 533,654	$ 29,363	$ 84,669	$ 412,486
Net realized loss	(7,306,147)	(337,458)	(758,949)	(3,144,243)	(1,562,370)	(1,282,693)	-
Net change in unrealized appreciation (depreciation)	(22,622,595)	(21,378,837)	(4,269,029)	(18,040,266)	(652,300)	(2,366,806)	-
Net increase (decrease) in net assets from
operations	(29,028,174)	(20,735,118)	(4,921,266)	(20,650,855)	(2,185,307)	(3,564,830)	412,486

Distributions to shareholders
From net investment income
Class A	(384,744)	(948,560)	(141,011)	(100,728)	-	-	(412,486)
Class C	(49,047)	(5,214)	(47,241)	(4,344)	-	-	-
From net realized gains
Class A	(305,144)	(390,672)	(3,489)	(56,099)	-	-	-
Class C	(92,547)	(10,818)	(1,235)	(22,981)	-	-	-
Total distributions to shareholders	(831,482)	(1,355,264)	(192,976)	(184,152)	-	-	(412,486)

Share transactions¹
Proceeds from the sale of shares
Class A	23,505,424	8,330,051	6,674,962	24,900,781	4,954,997	11,478,519	15,250,911
Class C	7,815,241	2,551,874	1,970,729	12,261,722	2,460,972	4,236,101	-
Reinvestment of distributions
Class A	656,460	1,336,197	131,011	148,789	-	-	428,545
Class C	129,814	14,913	45,536	26,423	-	-	-
Cost of shares redeemed
Class A	(28,290,194)	(11,319,461)	(4,814,348)	(14,268,096)	(2,919,359)	(3,957,502)	(10,886,127)
Class C	(4,891,260)	(634,110)	(948,934)	(2,343,755)	(774,287)	(988,492)	-
Net increase (decrease) in net assets from
share transactions	(1,074,515)	279,464	3,058,956	20,725,864	3,722,323	10,768,626	4,793,329

Net increase (decrease) in net assets	(30,934,171)	(21,810,918)	(2,055,286)	(109,143)	1,537,016	7,203,796	4,793,329

Net assets beginning of period	62,910,309	63,797,977	9,793,459	23,065,356	-	-	12,419,405

Net assets end of period	$ 31,976,138	$ 41,987,059	$ 7,738,173	$ 22,956,213	$ 1,537,016	$ 7,203,796	$ 17,212,734

Undistributed (excess of distributions over)
net investment income	$ 777,730	$ 796,853	$ (126)	$ 482,675	$ 28,875	$ 84,669	$ -

¹Share transactions
Shares sold
Class A	2,381,514	848,496		675,908	2,342,988	507,081	1,210,120	15,276,620
Class C	805,101	265,274		204,474	1,147,340	265,565	457,916	-
Reinvestment of distributions
Class A	64,233	132,823		12,920	13,429	-	-	402,836
Class C	12,714	1,475		4,513	2,391	-	-	-
Shares redeemed
Class A	(3,075,756)	(1,224,582)		(511,232)	(1,465,087)	(408,442)	(483,236)	(10,886,127)
Class C	(559,392)	(67,135)		(111,621)	(261,448)	(108,594)	(122,108)	-
Net increase (decrease)
Class A	(630,009)	(243,263)		177,596	891,330	98,639	726,884	4,793,329

Class C	258,423	199,614		97,366	888,283	156,971	335,808	-

Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 50,058,773	$ 18,026,327	(b)	$ 7,872,168	$ 48,770,083	$ 7,547,325	$ 15,576,876	$ -
Proceeds from sales of securities	(50,782,363)	(16,135,381)	(b)	(4,817,604)	(27,157,169)	(3,783,790)	(4,734,961)	-

(a) Period from December 27, 2007 (commencement of operations)
(b) Amounts include $5,256,418 and $6,098,910 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these financial statements.

Jackson FundsSM (Unaudited)
Financial Highlights

													Assuming No Expense
													Reimbursement
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (c)				Net Realized					Ratio of	Investment	Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset	Supplemental Data			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	Net Assets,	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (d)	End of Period	Turnover	Assets (e)	Net Assets (e)	Assets (e)	Net Assets (e)
Jackson Perspective 5 Fund

Class A

4/30/2009	$ 6.26	$ 0.06	$ (0.07)	$ (0.01)	$ (0.18)	$ -	$ 6.07	(0.13)%	$ 18,574,336	61%	1.20%	2.35%	2.14%	1.41%
10/31/2008	11.47	0.17	(5.24)	(5.07)	(0.08)	(0.06)	6.26	(44.68)	22,411,553	91	1.20	1.84	1.60	1.44
12/28/2006 (a) - 10/31/2007	10.00	0.11	1.36	1.47	-	-	11.47	14.70	48,281,884	9	1.20	1.25	1.91	0.55

Class C

4/30/2009	6.21	0.04	(0.06)	(0.02)	(0.12)	-	6.07	(0.33)	8,367,727	61	1.95	1.60	2.89	0.66
10/31/2008	11.42	0.10	(5.22)	(5.12)	(0.03)	(0.06)	6.21	(45.12)	9,564,585	91	1.95	1.10	2.35	0.70
12/28/2006 (a) - 10/31/2007	10.00	0.05	1.37	1.42	-	-	11.42	14.20	14,628,425	9	1.95	0.52	2.54	(0.07)

Jackson Perspective Index 5 Fund

Class A

4/30/2009	7.23	0.08	(0.12)	(0.04)	(0.16)	-	7.03	(0.50)	37,501,398	37	1.20	2.36	1.47	2.09
10/31/2008	10.91	0.17	(3.62)	(3.45)	(0.16)	(0.07)	7.23	(32.24)	39,626,855	31	1.20	1.78	1.27	1.71
12/28/2006 (a) - 10/31/2007	10.00	0.14	0.77	0.91	-	-	10.91	9.10	62,418,308	18	1.20	1.64	1.30	1.55

Class C

4/30/2009	7.22	0.05	(0.12)	(0.07)	(0.10)	-	7.05	(0.90)	2,393,291	37	1.95	1.61	2.22	1.34
10/31/2008	10.84	0.10	(3.62)	(3.52)	(0.03)	(0.07)	7.22	(32.75)	2,360,204	31	1.95	1.08	2.02	1.01
12/28/2006 (a) - 10/31/2007	10.00	0.08	0.76	0.84	-	-	10.84	8.40	1,379,669	18	1.95	0.87	2.21	0.61

Jackson Perspective 10 x 10 Fund (b)

Class A

4/30/2009	6.74	0.18	(0.17)	0.01	(0.15)	-	6.60	0.23	4,478,674	12	-	5.87	1.35	4.52
10/31/2008	11.18	0.12	(4.39)	(4.27)	(0.17)	-	6.74	(38.66)	5,370,472	44	-	1.28	0.81	0.48
12/28/2006 (a) - 10/31/2007	10.00	-	1.18	1.18	-	-	11.18	11.80	6,924,648	5	-	-	1.90	(1.90)

Class C

4/30/2009	6.66	0.15	(0.17)	(0.02)	(0.14)	-	6.50	(0.19)	2,045,184	12	0.75	5.06	2.10	3.71
10/31/2008	11.11	0.03	(4.32)	(4.29)	(0.16)	-	6.66	(39.06)	2,367,701	44	0.75	0.29	1.56	(0.51)
12/28/2006 (a) - 10/31/2007	10.00	(0.07)	1.18	1.11	-	-	11.11	11.10	2,868,811	5	0.75	(0.75)	2.34	(2.34)

Jackson Perspective Optimized 5 Fund

Class A

4/30/2009	6.35	0.03	(0.13)	(0.10)	(0.18)	-	6.07	(1.58)	10,665,964	63	1.20	1.25	2.42	0.03
10/31/2008	12.49	0.18	(6.24)	(6.06)	(0.05)	(0.03)	6.35	(48.81)	14,516,736	80	1.20	1.82	1.83	1.19
12/28/2006 (a) - 10/31/2007	10.00	0.10	2.39	2.49	-	-	12.49	24.90	17,430,541	5	1.20	1.05	2.71	(0.45)

Class C

4/30/2009	6.29	0.01	(0.14)	(0.13)	(0.11)	-	6.05	(1.96)	7,232,345	63	1.95	0.50	3.17	(0.72)
10/31/2008	12.41	0.11	(6.19)	(6.08)	(0.01)	(0.03)	6.29	(49.17)	8,439,477	80	1.95	1.15	2.58	0.52
12/28/2006 (a) - 10/31/2007	10.00	0.02	2.39	2.41	-	-	12.41	24.10	5,634,815	5	1.95	0.22	3.15	(0.98)

(a) Commencement of operations.
(b) The ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(c) Calculated using the average shares method.

(d) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e) Annualized for periods less than one year.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Financial Highlights (continued)

														Assuming No Expense
														Reimbursement
		Increase (Decrease) from					Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (b)					Net Realized					Ratio of	Investment	Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset	Supplemental Data			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	Net Assets,	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (c)	End of Period	Turnover	Assets (d)	Net Assets (d)	Assets (d)	Net Assets (d)
Jackson Perspective VIP Fund

Class A

4/30/2009	$ 6.02	$ 0.03	$ (0.43)	$ (0.40)	$ (0.13)		$ -	$ 5.49	(6.62)%	$ 592,081	92%	1.20%	1.14%	8.92%	(6.58)%
12/27/2007 (a) - 10/31/2008	10.00	0.06	(4.04)	(3.98)	-		-	6.02	(39.80)	594,085	80	1.20	0.88	3.01	(0.93)

Class C

4/30/2009	6.01	0.01	(0.44)	(0.43)	(0.12)		-	5.46	(7.27)	1,018,385	92	1.95	0.46	9.67	(7.26)
12/27/2007 (a) - 10/31/2008	10.00	0.01	(4.00)	(3.99)	-		-	6.01	(39.90)	942,931	80	1.95	0.11	3.76	(1.70)

Jackson Perspective S&P 4 Fund

Class A

4/30/2009	6.79	0.06	0.41	0.47	(0.12)		-	7.14	7.16	4,825,668	65	1.30	2.05	3.23	0.12
12/27/2007 (a) - 10/31/2008	10.00	0.10	(3.31)	(3.21)	-		-	6.79	(32.10)	4,937,361	56	1.30	1.26	2.48	0.08

Class C

4/30/2009	6.75	0.04	0.41	0.45	(0.09)		-	7.11	6.73	3,388,105	65	2.05	1.18	3.98	(0.75)
12/27/2007 (a) - 10/31/2008 .	10.00	0.04	(3.29)	(3.25)	-		-	6.75	(32.50)	2,266,435	56	2.05	0.51	3.23	(0.67)

Jackson Perspective Money Market Fund

Class A

4/30/2009	1.00	0.00	-	0.00	0.00	(e)	-	1.00	0.32	17,538,255	n/a	0.76	0.63	1.21	0.18
10/31/2008	1.00	0.02	-	0.02	(0.02)		-	1.00	2.41	17,212,734	n/a	0.85	2.28	1.12	2.01
12/28/2006 (a) - 10/31/2007	1.00	0.04	-	0.04	(0.04)		-	1.00	3.73	12,419,405	n/a	0.85	4.45	1.66	3.65

(a) Commencement of operations.
(b) Calculated using the average shares method.

(c) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Annualized for periods less than one year.
(e) Distributions of $0.00 represent amounts less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies. The Trust currently consists of twenty-five (25) separate Funds. The following Funds are included in this report: the Jackson Perspective 5 Fund; the Jackson Perspective Index 5 Fund; the Jackson Perspective Optimized 5 Fund; and the Jackson Perspective VIP Fund (all for which Mellon Capital Management Corporation serves as sub-adviser); the Jackson Perspective S&P 4 Fund (for which Mellon Capital Management Corporation and Standard & Poor’s Investment Advisory Services LLC serve as co-sub-advisers); the Jackson Perspective 10 x 10 Fund (which has a fund-of-funds structure that invests in other affiliated underlying Funds); and the Jackson Perspective Money Market Fund (for which Wellington Management Company, LLP serves as sub-adviser). The Jackson Perspective 5 Fund, the Jackson Perspective Index 5 Fund, and the Jackson Perspective Money Market Fund are diversified investment companies as defined in the 1940 Act. All other Funds included in this report are non-diversified. The financial statements of the remaining Funds in the Trust are presented in a separate report.

The Funds offer investors Class A and Class C shares of each Fund, except for the Jackson Perspective Money Market Fund, which only offers Class A shares. Even though these classes represent ownership of the same Fund, each class is subject to different types and levels of sales charges, and bears different levels of marketing and distribution fees. Each share class also has different voting rights on matters affecting a single class. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds. The Advisor is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. The Funds were capitalized by an initial investment by Jackson. The value of Jackson’s investments at April 30, 2009, was as follows:

Class A
Jackson Perspective Index 5 Fund	$ 31,663,712
Jackson Perspective Money Market Fund	10,532,428

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust's Board of Trustees ("Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. All securities in the Jackson Perspective Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 of the 1940 Act, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded derivatives are valued at last sales price as of the close of business on the local exchange. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

The Funds adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

FASB SFAS No. 157 “Fair Value Measurements”- This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current accounting principles generally accepted in the United States of America (“GAAP”) from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In accordance with the requirements of SFAS No. 157, a summary of each Fund’s assets and liabilities and a reconciliation of Level 3 securities are included in the Notes to the Schedules of Investments.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include a potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts – A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Futures Contracts – A Fund may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may buy and sell futures contracts to manage its exposure to or hedge against changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin”. Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin", are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”. Unregistered securities may be deemed “illiquid” because there is no readily available market for sale of the securities. These securities are generally valued by approved pricing services. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

U.S. Government Agencies or Government-Sponsored Enterprises – Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, office or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the

Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II was fair valued at zero on April 30, 2009.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a separate series within the Delaware business trust. Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009. As assets in the BNY Mellon SL DBT II Liquidating Fund mature or are sold, the proceeds are invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests are transferred accordingly. At April 30, 2009, the value of Mellon GSL DBT II Collateral Fund was $1.00 per unit and the value of BNY Mellon SL DBT II Liquidating Fund was $0.9671 per unit. Values were determined using the methodologies previously described in Security Valuation.

Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security. The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss to be borne by the Fund. The difference between the current value and the amortized cost of each Fund’s collateral investments in the BNY Mellon SL DBT II Liquidating Fund represents a potential loss to be borne by the Fund. The impact of unrealized depreciation during the period from each Fund’s investment in Mellon GSL Reinvestment Trust II and BNY Mellon SL DBT II Liquidating Fund is included in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Schedules of Investments. For Funds with securities on loan as of April 30, 2009, the amortized costs related to investments in the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund are liabilities of each Fund and reflected in the Statements of Assets and Liabilities as return of collateral for securities loaned. These Funds are liable to the Custodian for the amortized cost of their investment in the Mellon GSL Reinvestment Trust II. For Funds with no securities on loan as of April 30, 2009, each Fund paid the Custodian the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II. The fair value and par value of the investment in Mellon GSL DBT II Collateral Fund, the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund for Funds with securities on loan as of April 30, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. The fair value and par value of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of April 30, 2009 are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to monitor that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The Jackson Perspective Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income and capital gains in amounts that will avoid federal income and excise taxes. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to $250 M	$250M to $500 M	Over $500 M
Jackson Perspective 5 Fund	0.65%	0.60%	0.60%
Jackson Perspective Index 5 Fund	0.65	0.60	0.60
Jackson Perspective 10 x 10 Fund	0.00	0.00	0.00
Jackson Perspective Optimized 5 Fund	0.65	0.60	0.60
Jackson Perspective VIP Fund	0.65	0.60	0.60
Jackson Perspective S&P 4 Fund	0.80	0.80	0.75
Jackson Perspective Money Market Fund	0.40	0.40	0.35

Administrative Fee – JNAM also serves as the Administrator to the Funds. In addition to the investment advisory fee, each Fund (except the Jackson Perspective 10 x 10 Fund) pays JNAM an Administrative Fee of 0.10% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides fund accounting and administrative functions for the Trust and the Funds. Each Fund is responsible for all other operating expenses. Certain expenses of the Jackson Perspective 10 x 10 Fund such as a portion of transfer agent fees, registration fees, printing, and other miscellaneous costs are paid by the underlying Funds in accordance with the Administration Agreement.

Fee Waiver and Expense Reimbursements – Effective November 1, 2007, the Board approved a contractual expense limitation agreement to waive fees and reimburse expenses of the Funds through October 31, 2009, such that net expenses (excluding brokerage expense, interest, taxes, and extraordinary expenses) are limited to an annualized expense ratio. Prior to the contractual expense limitation agreement, JNAM had voluntarily agreed to waive fees and reimburse expenses of the Funds through October 31, 2007. JNAM may seek future restitution from a Fund for fees waived and reimbursed through October 31, 2009; however, such restitution is limited to the extent that it would not cause the Fund to exceed then current expense limitations. In addition, this future restitution is only permitted provided that the Funds are not obligated to pay any such waived or reimbursed fees more than three years after the end of the fiscal year in which the fee was waived or reimbursed. During the period ended April 30, 2009, JNAM did not receive any restitution for any expenses that had been previously waived or reimbursed. At April 30, 2009, the annualized expense ratios and remaining amount of potentially recoverable reimbursement, including prior years’ accumulated reimbursement, was as follows:

During the period ended April 30, 2009, the Adviser voluntarily reimbursed expenses in excess of the contractual expense limitation for the Jackson Perspective Money Market Fund in the amount of $7,953 to maintain positive net income on certain days. This amount is included in expense reimbursement in the Statements of Operations.

12b-1 Fees - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A and Class C shares. Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares. JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM. For Class A shares, the annual 12b-1 fees are 0.25% (0.00% for the Jackson Perspective 10 x 10 Fund). For Class C shares, the annual 12b-1 fees are 1.00% (0.75% for the Jackson Perspective 10 x 10 Fund). Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as 12b-1 fees.

Initial Sales Charge - Investments in the Funds’ Class A shares, except for the Jackson Perspective Money Market Fund, are subject to a maximum initial sales charge (front-end sales load) of 5.75%. For the period ended April 30, 2009, JNLD retained initial sales charges, net of commissions paid to brokers, of $12,330.

Contingent Deferred Sales Charges - Certain investments in Class A and Class C shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) upon redemption, depending on the length of time shares are held. The amount of CDSC is based on the lesser of the purchase price or redemption price. For Class A share purchases greater than $1,000,000 without a front-end sales charge, a 1.00% CDSC is applied upon redemption to those shares that were held for less than one year. The CDSC does not apply to purchase of the Jackson Perspective Money Market Fund. For Class C shares, a 1.00% CDSC is applied upon redemption to those shares that were held for less than one year. For the period ended April 30, 2009, JNLD retained $4,800 of CDSC on Class A redemptions and $14,132 of CDSC on Class C redemptions for the Funds.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested in shares of one or more of the Funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the Funds selected by participating Trustees. Liabilities related to deferred balances are included in trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates – During the period ended April 30, 2009, certain Funds invested in money market funds for temporary purposes, which are advised by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Custodian is an affiliate of all the Funds except Jackson Perspective Money Market Fund. Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Mellon GSL DBT II Collateral Fund, which is an affiliate of the Funds. As previously discussed, the Custodian segregated assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund, which are also affiliates of the Funds. The Jackson Perspective 10 x 10 Fund invests solely in the Class A shares of the Jackson Perspective 5 Fund and the Jackson Perspective Index 5 Fund, which are affiliated Funds of the Trust. The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson. The Jackson Perspective Index 5 Fund also invested in The Bank of New York Mellon Corporation, the parent company of its sub-adviser and the Funds’ Custodian. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. The primary differences in the amounts reported for financial statement and tax purposes are attributable to timing differences in recognizing realized and unrealized foreign currency gains and losses and timing differences in recognizing gains and losses in investment transactions related to futures contracts, passive foreign investment companies (PFICs) and wash sales.

As of April 30, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Jackson Perspective 5 Fund	$30,442,105	$4,916,602	$(5,569,953)	$(653,351)
Jackson Perspective Index 5 Fund	65,339,736	1,773,095	(19,375,765)	(17,602,670)
Jackson Perspective 10 x 10 Fund	9,887,542	121,529	(3,470,909)	(3,349,380)
Jackson Perspective Optimized 5 Fund	18,412,855	2,613,629	(3,117,986)	(504,357)
Jackson Perspective VIP Fund	1,596,079	201,497	(196,936)	4,561
Jackson Perspective S&P 4 Fund	7,897,451	1,589,050	(1,342,668)	246,382
Jackson Perspective Money Market Fund	17,512,047	-	-	-

As of October 31, 2008, the components of the undistributed net ordinary income and net long-term capital gains were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gains
Jackson Perspective 5 Fund	$778,557	$	-.
Jackson Perspective Index 5 Fund	769,203		-.
Jackson Perspective 10 x 10 Fund	-.		-.
Jackson Perspective Optimized 5 Fund	482,939		-.
Jackson Perspective VIP Fund	28,882		-.
Jackson Perspective S&P 4 Fund	84,712		-.
Jackson Perspective Money Market Fund	194		-.

*Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the period ended April 30, 2009, was as follows:

	Distributions from Net Ordinary Income*	Distributions from Net Long-Term Capital Gains
Jackson Perspective 5 Fund	$794,962	$-
Jackson Perspective Index 5 Fund	904,895	-
Jackson Perspective 10 x 10 Fund	164,526	-
Jackson Perspective Optimized 5 Fund	521,039	-
Jackson Perspective VIP Fund	31,183	-
Jackson Perspective S&P 4 Fund	115,114	-
Jackson Perspective Money Market Fund	53,934	-

The tax character of distributions paid during the eleven month tax period ended October 31, 2008, was as follows:

	Distributions from Net Ordinary Income*	Distributions from Net Long-Term Capital Gains
Jackson Perspective 5 Fund	$831,482	$-
Jackson Perspective Index 5 Fund	1,266,962	88,302
Jackson Perspective 10 x 10 Fund	192,976	-
Jackson Perspective Optimized 5 Fund	184,152	-
Jackson Perspective VIP Fund	-	-
Jackson Perspective S&P 4 Fund	-	-
Jackson Perspective Money Market Fund	369,934	-

*Distributions from net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At October 31, 2008, the following Funds had unused capital loss carryovers for U.S. Federal income tax purposes, which may be used to offset future realized net capital gains. It is the intent of the Board not to distribute any realized capital gains until the capital loss carryovers have been offset or have expired.

	Amount	Year(s) of Expiration
Jackson Perspective 5 Fund	$6,876,645	2016
Jackson Perspective Index 5 Fund	750,627	2016
Jackson Perspective 10 x 10 Fund	236,050	2016
Jackson Perspective Optimized 5 Fund	2,714,737	2016
Jackson Perspective VIP Fund	1,447,919	2016
Jackson Perspective S&P 4 Fund	901,848	2016

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns for the prior three fiscal years that remain subject to examination by the Internal Revenue Service. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no provision for federal income tax was required in the Funds’ financial statements during the period ended April 30, 2009.

NOTE 5. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

NOTE 6. AGREEMENTS WITH UNAFFILIATED PARTIES

PNC Global Investment Servicing (U.S.) Inc. ("PNC") has been retained to serve as transfer agent, registrar, dividend disbursing agent, and shareholder servicing agent for the Funds. PNC receives fees that are based on the number of shareholder accounts opened and maintained by PNC. In addition, PNC is reimbursed for out of pocket expenses associated with servicing the shareholder accounts, such as print mail, telephone expenses, and banking charges.

NOTE 7. SUBSEQUENT EVENT

On May 15, 2009, the Board, on the recommendation of the Adviser’s management, decided to discontinue sales of the Jackson Perspective retail mutual funds included in this report. After reviewing various alternatives, on June 19, 2009, the Board approved a plan of liquidation for the Funds. The liquidation is expected to occur on or prior to September 30, 2009. Redemptions will continue to be permitted as described in the current prospectus.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other daily operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons to other mutual funds because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	10/31/2008	4/30/2009	Ratios	Period	10/31/2008	4/30/2009	Ratios	Period

Jackson Perspective 5 Fund
Class A	$ 1,000.00	$998.70	1.20%	$ 5.95	$ 1,000.00	$1,018.84	1.20%	$ 6.01
Class C	1,000.00	996.70	1.95	9.65	1,000.00	1,015.12	1.95	9.74
Jackson Perspective Index 5 Fund
Class A	1,000.00	995.00	1.20	5.94	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	991.00	1.95	9.63	1,000.00	1,015.12	1.95	9.74
Jackson Perspective 10 x 10 Fund
Class A	1,000.00	1,002.30	-	-	1,000.00	1,024.79	-	-
Class C	1,000.00	998.10	0.75	3.72	1,000.00	1,021.08	0.75	3.76
Jackson Perspective Optimized 5 Fund
Class A	1,000.00	984.20	1.20	5.90	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	980.40	1.95	9.58	1,000.00	1,015.12	1.95	9.74
Jackson Perspective VIP Fund
Class A	1,000.00	933.80	1.20	5.75	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	927.30	1.95	9.32	1,000.00	1,015.12	1.95	9.74
Jackson Perspective S&P 4 Fund
Class A	1,000.00	1,071.60	1.30	6.68	1,000.00	1,018.35	1.30	6.51
Class C	1,000.00	1,067.30	2.05	10.51	1,000.00	1,014.63	2.05	10.24
Jackson Perspective Money Market Fund
Class A	1,000.00	1,003.20	0.76	3.77	1,000.00	1,021.03	0.76	3.81

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period.

Other Information (Unaudited)

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 866-255-1935.

Proxy Voting Guidelines and Availability of Proxy Voting Record

A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

SUPPLEMENT DATED MAY 19, 2009 TO THE PROSPECTUS

& STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2008

JNL(r) INVESTORS SERIES TRUST

This Supplement provides new and additional information beyond that contained in the

Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Prospectus and SAI.

Shares of the following funds:

Jackson Perspective 5 Fund

Jackson Perspective Index 5 Fund

Jackson Perspective 10 x 10 Fund

Jackson Perspective Money Market Fund

Jackson Perspective Optimized 5 Fund

Jackson Perspective VIP Fund

Jackson Perspective S&P 4 Fund

are no longer offered for sale within the JNL Investors Series Trust. The Board of Trustees is exploring strategic options for these funds including possible liquidation and/or merger. More information will be provided as it becomes available.

This Supplement is dated May 19, 2009.

(To be used with: VC6045 01/09, V6043 01/09, and V6043PROXY 01/09.)

FMM3605 05/09

SUPPLEMENT DATED JUNE 19, 2009 TO THE PROSPECTUS

& STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2008

AS SUPPLEMENTED MAY 19, 2009

JNL(r) INVESTORS SERIES TRUST

This Supplement provides new and additional information beyond that contained in the

Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Prospectus and SAI, as supplemented.

The Board of Trustees of JNL Investors Series Trust has approved a Plan of Liquidation (the “Plan”) for the liquidation of the following funds on or prior to September 30, 2009:

Jackson Perspective Money Market Fund,

Jackson Perspective 5 Fund,

Jackson Perspective Index 5 Fund,

Jackson Perspective 10 x 10 Fund,

Jackson Perspective Optimized 5 Fund,

Jackson Perspective VIP Fund, and

Jackson Perspective S&P 4 Fund, (collectively, the “Funds”).

The liquidation may occur prior to September 30, 2009 if certain events occur such as significant reductions in the assets of the Funds. The liquidation will occur after the declaration and payment of any required dividends and recognition of all of the Funds’ net capital gains, if any, realized in the taxable years ending at or prior to the Liquidation Date. The Board of Trustees of JNL Investors Series Trust has approved the Plan pursuant to the provisions of the Trust’s Declaration of Trust. You should check with your investment professional and tax professional regarding the potential impact of the liquidation of the Funds to your overall financial plan and tax situation, including planning to limit treatment of the proceeds as a distribution under an IRA.

This Supplement is dated June 19, 2009.

(To be used with: VC6045 01/09, V6043 01/09, and V6043PROXY 01/09.)

FMM3708 06/09

TRUSTEES AND OFFICERS THE TRUST

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (42) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	120

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); President and CEO of other Investment Companies advised by the Adviser (12/06 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Disinterested Trustees
Michael Bouchard (53) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

William J. Crowley, Jr. (63) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (71) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Michelle Engler (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE::
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
James Henry, Ph.D. (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Richard McLellan (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	120

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (58) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (54) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Karen J. Buiter (44) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Kelly L. Crosser (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Steven J. Fredricks (38) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Danielle A. Hernandez (28) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Compliance Analyst of the Adviser (08/06 to present); Administrative Assistant of the Adviser (12/05 to 08/06); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
J. Kevin Kenely (55) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Vice President of the Adviser (7/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Daniel W. Koors (38) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/09 to present) and Chief Financial Officer of the Adviser (1/07 to present); Vice President of the Adviser (1/07 to 12/08); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Michael Piszczek (51) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (37) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2009.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$1,706	$0	$0	$54,000[4]
William J. Crowley, Jr.	$1,707	$0	$0	$59,000[5]
Dominic D’Annunzio [3]	$2,104	$0	$0	$71,500[6]
Michelle Engler	$1,719	$0	$0	$54,000
James Henry	$1,878	$0	$0	$59,000
Richard McLellan	$1,957	$0	$0	$61,500
William R. Rybak	$1,719	$0	$0	$54,000
Patricia Woodworth	$1,797	$0	$0	$66,500[7]
Steven J. Fredricks [2]	$4,550	$0	$0	$149,587

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $479,500.

2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

4 Amount includes $2,700 deferred by Mr. Bouchard.

5 Amount includes $35,400 deferred by Mr. Crowley.

6 Amount includes $35,750 deferred by Mr. D’Annunzio.

7 Amount includes $66,500 deferred by Ms. Woodworth.

You can obtain a copy of the current prospectus, SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-888-276-0061 or writing the Jackson Funds, c/o PNC Global Investment Servicing, P.O. Box 9691, Providence, RI 02940.

To learn more about Jackson Funds, call:

Investor Services: 888/276-0061

Financial Professional Support

Bank and Financial Institution Representatives: 800/777-7900

Independent and Non-Bank Broker/Dealer Representatives: 800/711-JNLD (5653)

Regional Broker/Dealer Representatives: 800/340-JNLD (5653)

FMM1003 05/09

Semi-Annual Report (Unaudited)

April 30, 2009

JNL® Investors Series Trust

Jackson FundsSM (Unaudited)
Schedules of Investments
April 30, 2009

	Shares/Par (q)	Value
Jackson Perspective Core Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 11.0%
Abercrombie & Fitch Co. - Class A	700	$ 18,942
CBS Corp. - Class B	300	2,111
Comcast Corp. - Class A	2,800	43,288
Fortune Brands Inc.	850	33,414
Home Depot Inc.	1,200	31,584
Macy’s Inc.	2,700	36,936
Newell Rubbermaid Inc.	2,500	26,125
Royal Caribbean Cruises Ltd.	1,400	20,622
Time Warner Cable Inc.	117	3,771
Time Warner Inc.	466	10,173
VF Corp.	500	29,635
Viacom Inc. - Class B (b)	2,300	44,252
Walt Disney Co.	700	15,330
		316,183
CONSUMER STAPLES - 11.5%
Altria Group Inc.	2,700	44,091
Archer-Daniels-Midland Co.	1,800	44,316
Coca-Cola Co.	750	32,288
Colgate-Palmolive Co.	200	11,800
CVS Caremark Corp.	500	15,890
Kimberly-Clark Corp.	150	7,371
Kraft Foods Inc. - Class A	600	14,040
PepsiCo Inc.	600	29,856
Philip Morris International Inc.	800	28,960
Procter & Gamble Co.	1,100	54,384
Walgreen Co.	400	12,572
Wal-Mart Stores Inc.	700	35,280
		330,848
ENERGY - 12.4%
Anadarko Petroleum Corp.	200	8,612
Apache Corp.	625	45,538
Chevron Corp.	950	62,795
ConocoPhillips	900	36,900
Exxon Mobil Corp.	1,850	123,340
Newfield Exploration Co. (b)	1,000	31,180
Occidental Petroleum Corp.	800	45,032
Valero Energy Corp.	200	3,967
		357,364
FINANCIALS - 14.4%
Allstate Corp.	1,400	32,662
American Express Co.	400	10,088
Bank of America Corp.	3,800	33,934
Citigroup Inc.	1,900	5,795
Goldman Sachs Group Inc.	350	44,975
Hartford Financial Services Group Inc.	3,500	40,145
JPMorgan Chase & Co.	2,100	69,300

Lincoln National Corp.	3,200	35,968
Morgan Stanley	1,900	44,916
Travelers Cos. Inc.	1,100	45,254
U.S. Bancorp.	400	7,288
Wells Fargo & Co.	2,300	46,023
		416,348
HEALTH CARE - 12.8%
Abbott Laboratories	600	25,110
Amgen Inc. (b)	400	19,388
Baxter International Inc.	250	12,125
Bristol-Myers Squibb Co.	850	16,320
Cardinal Health Inc.	125	4,223
CIGNA Corp.	2,250	44,348
Eli Lilly & Co.	400	13,168
Johnson & Johnson	1,275	66,759
Medtronic Inc.	400	12,800
Merck & Co. Inc.	1,875	45,450
Pfizer Inc.	4,175	55,778
Schering-Plough Corp.	600	13,812
UnitedHealth Group Inc.	450	10,584
WellPoint Inc. (b)	200	8,552
Wyeth	500	21,200
		369,617
INDUSTRIALS - 12.1%
3M Co.	300	17,280
Boeing Co.	300	12,015
Burlington Northern Santa Fe Corp.	100	6,748
Caterpillar Inc.	1,300	46,254
Emerson Electric Co.	300	10,212
FedEx Corp.	125	6,995
General Electric Co.	4,000	50,600
Goodrich Corp.	1,000	44,280
Honeywell International Inc.	300	9,363
Masco Corp.	3,500	31,010
Spirit Aerosystems Holdings Inc. (b)	1,500	19,125
Terex Corp. (b)	1,300	17,940
Textron Inc.	3,500	37,555
United Parcel Service Inc. - Class B	400	20,936
United Technologies Corp.	350	17,094
		347,407
INFORMATION TECHNOLOGY - 15.7%
Applied Materials Inc.	500	6,105
Automatic Data Processing Inc.	200	7,040
Avnet Inc. (b)	800	17,512
Cisco Systems Inc. (b)	2,200	42,504
Computer Sciences Corp. (b)	800	29,568
Corning Inc.	600	8,772
Dell Inc. (b)	750	8,715
Hewlett-Packard Co.	1,300	46,774
Ingram Micro Inc. - Class A (b)	1,200	17,424

Intel Corp.	3,050	48,129
International Business Machines Corp.	725	74,827
Microsoft Corp.	3,600	72,936
Oracle Corp.	1,500	29,010
QUALCOMM Inc.	700	29,624
Texas Instruments Inc.	500	9,030
Western Union Co.	300	5,025
		452,995
MATERIALS - 5.4%
Alcoa Inc.	300	2,721
Allegheny Technologies Inc.	1,125	36,821
Dow Chemical Co.	1,100	17,600
EI Du Pont de Nemours & Co.	1,000	27,900
Nucor Corp.	1,100	44,759
PPG Industries Inc.	600	26,430
		156,231
TELECOMMUNICATION SERVICES - 4.1%
AT&T Inc.	2,800	71,736
Verizon Communications Inc.	1,550	47,027
		118,763
UTILITIES - 0.2%
Dominion Resources Inc.	200	6,033

Total Common Stocks (cost $3,689,910)		2,871,789

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	1,014	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $1,014)		-

SHORT TERM INVESTMENTS - 0.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.31% (a) (e)	4,683	4,683

Total Short Term Investments (cost $4,683)		4,683

Total Investments - 99.8% (cost $3,695,607)		2,876,472
Other Assets and Liabilities, Net - 0.2%		6,327
Total Net Assets - 100%		$ 2,882,799

Jackson Perspective Large Cap Value Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 15.7%
Abercrombie & Fitch Co. - Class A	1,100	$ 29,766
Comcast Corp. - Class A	4,100	63,386
Fortune Brands Inc.	1,200	47,172
Home Depot Inc.	1,500	39,480
Macy’s Inc.	3,900	53,352

Newell Rubbermaid Inc.	3,600	37,620
Royal Caribbean Cruises Ltd.	1,950	28,723
VF Corp.	725	42,971
Viacom Inc. - Class B (b)	3,400	65,416
		407,886
CONSUMER STAPLES - 4.9%
Altria Group Inc.	4,000	65,321
Archer-Daniels-Midland Co.	2,500	61,550
		126,871
ENERGY - 11.4%
Apache Corp.	900	65,574
Chevron Corp.	950	62,795
ConocoPhillips	1,300	53,300
Newfield Exploration Co. (b)	1,700	53,006
Occidental Petroleum Corp.	1,075	60,512
		295,187
FINANCIALS - 20.4%
Allstate Corp.	2,000	46,660
Bank of America Corp.	5,500	49,115
Goldman Sachs Group Inc.	550	70,675
Hartford Financial Services Group Inc.	5,000	57,350
JPMorgan Chase & Co.	2,000	66,000
Lincoln National Corp.	4,700	52,828
Morgan Stanley	2,600	61,464
Travelers Cos. Inc.	1,500	61,710
Wells Fargo & Co.	3,200	64,032
		529,834
HEALTH CARE - 10.0%
CIGNA Corp.	3,400	67,014
Johnson & Johnson	1,250	65,450
Merck & Co. Inc.	2,600	63,024
Pfizer Inc.	4,800	64,128
		259,616
INDUSTRIALS - 11.1%
Caterpillar Inc.	1,900	67,602
Goodrich Corp.	1,500	66,420
Masco Corp.	5,100	45,186
Spirit Aerosystems Holdings Inc. (b)	2,200	28,050
Terex Corp. (b)	1,800	24,840
Textron Inc.	5,200	55,796
		287,894
INFORMATION TECHNOLOGY - 12.7%
Avnet Inc. (b)	1,200	26,268
Computer Sciences Corp. (b)	1,200	44,352
Hewlett-Packard Co.	1,750	62,965
Ingram Micro Inc. - Class A (b)	1,700	24,684
Intel Corp.	2,500	39,450
International Business Machines Corp.	600	61,926
Microsoft Corp.	3,400	68,884

		328,529
MATERIALS - 8.5%
Allegheny Technologies Inc.	1,500	49,095
Dow Chemical Co.	1,700	27,199
EI Du Pont de Nemours & Co.	1,400	39,060
Nucor Corp.	1,600	65,104
PPG Industries Inc.	900	39,645
		220,103
TELECOMMUNICATION SERVICES - 5.1%
AT&T Inc.	2,500	64,050
Verizon Communications Inc.	2,200	66,749
		130,799

Total Common Stocks (cost $2,962,182)		2,586,719

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	1,725	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $1,725)		-

SHORT TERM INVESTMENTS - 0.0%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.31% (a) (e)	1,334	1,334

Total Short Term Investments (cost $1,334)		1,334

Total Investments - 99.8% (cost $2,965,241)		2,588,053
Other Assets and Liabilities, Net - 0.2%		4,694
Total Net Assets - 100%		$ 2,592,747

Jackson Perspective Mid Cap Value Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 18.6%
Abercrombie & Fitch Co. - Class A	2,200	$ 59,532
BorgWarner Inc.	2,000	57,900
Fortune Brands Inc.	1,700	66,827
Liz Claiborne Inc.	5,500	26,070
Macy’s Inc.	4,900	67,032
Newell Rubbermaid Inc.	4,100	42,845
Royal Caribbean Cruises Ltd.	4,800	70,704
Sherwin-Williams Co.	700	39,648
VF Corp.	900	53,343
Viacom Inc. - Class B (b)	1,400	26,936
		510,837
CONSUMER STAPLES - 4.5%
Corn Products International Inc.	2,850	68,115
NBTY Inc. (b)	2,100	54,411
		122,526

ENERGY - 6.8%
Apache Corp.	400	29,144
Comstock Resources Inc. (b)	1,600	55,136
Hercules Offshore Inc. (b)	8,900	28,480
Newfield Exploration Co. (b)	2,400	74,832
		187,592
FINANCIALS - 11.4%
American Financial Group Inc.	3,900	68,562
Astoria Financial Corp.	8,100	66,906
Hartford Financial Services Group Inc.	3,700	42,439
Lincoln National Corp.	6,100	68,564
Reinsurance Group of America Inc.	2,100	66,759
		313,230
HEALTH CARE - 5.6%
CIGNA Corp.	3,500	68,985
Owens & Minor Inc.	800	27,744
Res-Care Inc. (b)	3,600	57,672
		154,401
INDUSTRIALS - 28.7%
Belden Inc.	2,200	35,464
Con-Way Inc.	2,400	59,472
Esterline Technologies Corp. (b)	2,200	57,970
GATX Corp.	1,900	57,209
Goodrich Corp.	1,550	68,634
Kennametal Inc.	3,300	67,485
Lincoln Electric Holdings Inc.	1,600	71,248
Masco Corp.	6,500	57,590
SkyWest Inc.	1,900	22,876
Spirit Aerosystems Holdings Inc. (b)	5,600	71,400
Steelcase Inc.	13,300	60,249
Terex Corp. (b)	2,100	28,980
Textron Inc.	5,800	62,234
Watson Wyatt Worldwide Inc.	1,300	68,965
		789,776
INFORMATION TECHNOLOGY - 8.3%
Avnet Inc. (b)	3,100	67,859
Computer Sciences Corp. (b)	1,750	64,680
Ingram Micro Inc. - Class A (b)	4,700	68,244
Omnivision Technologies Inc. (b)	3,000	28,530
		229,313
MATERIALS - 11.8%
Allegheny Technologies Inc.	2,100	68,733
Nucor Corp.	600	24,414
Olin Corp.	4,000	50,400
PPG Industries Inc.	1,300	57,265
Reliance Steel & Aluminum Co.	1,900	66,937
Steel Dynamics Inc.	4,500	56,025
		323,774
UTILITIES - 4.3%

Pinnacle West Capital Corp.	2,300	62,974
Westar Energy Inc.	3,200	56,097
		119,071

Total Common Stocks (cost $3,161,048)		2,750,520

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	5,552	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $5,552)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.31% (a) (e)	10,810	10,810

Total Short Term Investments (cost $10,810)		10,810

Total Investments - 100.4% (cost $3,177,410)		2,761,330
Other Assets and Liabilities, Net - (0.4%)		(10,198)
Total Net Assets - 100%		$ 2,751,132

Jackson Perspective Small Cap Value Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 23.8%
Abercrombie & Fitch Co. - Class A	1,700	$ 46,002
Bob Evans Farms Inc.	3,000	72,750
BorgWarner Inc.	2,300	66,585
Columbia Sportswear Co.	1,900	58,368
Jakks Pacific Inc. (b)	5,900	74,635
K-Swiss Inc. - Class A	6,000	60,240
Liz Claiborne Inc.	6,800	32,232
Macy’s Inc.	3,300	45,144
RC2 Corp. (b)	5,400	61,074
Royal Caribbean Cruises Ltd.	2,900	42,717
Skechers U.S.A. Inc. - Class A (b)	6,400	74,880
Superior Industries International Inc.	4,800	72,384
		707,011
CONSUMER STAPLES - 6.0%
Corn Products International Inc.	3,200	76,480
Del Monte Foods Co.	3,800	28,690
NBTY Inc. (b)	2,800	72,548
		177,718
ENERGY - 5.8%
Comstock Resources Inc. (b)	1,900	65,474
Hercules Offshore Inc. (b)	12,800	40,960
Newfield Exploration Co. (b)	2,100	65,478
		171,912
FINANCIALS - 13.1%

American Financial Group Inc.	4,000	70,320
Associated Banc-Corp	1,900	29,393
Astoria Financial Corp.	8,800	72,688
Delphi Financial Group Inc.	4,000	69,080
Reinsurance Group of America Inc.	2,300	73,117
SeaBright Insurance Holdings Inc. (b)	8,000	74,240
		388,838
HEALTH CARE - 3.8%
Owens & Minor Inc.	1,200	41,616
Res-Care Inc. (b)	4,500	72,090
		113,706
INDUSTRIALS - 27.3%
Belden Inc.	3,500	56,420
Con-Way Inc.	2,600	64,428
Esterline Technologies Corp. (b)	2,700	71,145
GATX Corp.	2,200	66,242
GenCorp Inc. (b)	8,800	21,120
Kennametal Inc.	3,600	73,620
Lincoln Electric Holdings Inc.	1,800	80,154
Masco Corp.	5,000	44,300
SkyWest Inc.	6,200	74,648
Spirit Aerosystems Holdings Inc. (b)	4,700	59,925
Steelcase Inc.	13,400	60,702
Terex Corp. (b)	4,600	63,480
Watson Wyatt Worldwide Inc.	1,400	74,270
		810,454
INFORMATION TECHNOLOGY - 8.8%
Avnet Inc. (b)	2,800	61,292
Benchmark Electronics Inc. (b)	4,400	53,372
Ingram Micro Inc. - Class A (b)	5,100	74,052
Omnivision Technologies Inc. (b)	7,800	74,178
		262,894
MATERIALS - 7.1%
Olin Corp.	4,800	60,480
Reliance Steel & Aluminum Co.	2,200	77,506
Steel Dynamics Inc.	6,000	74,700
		212,686
UTILITIES - 4.3%
Pinnacle West Capital Corp.	2,100	57,498
Westar Energy Inc.	4,000	70,120
		127,618

Total Common Stocks (cost $3,341,294)		2,972,837

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	9,589	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $9,589)		-

SHORT TERM INVESTMENTS - 0.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.31% (a) (e)	7,451	7,451

Total Short Term Investments (cost $7,451)		7,451

Total Investments - 100.2% (cost $3,358,334)		2,980,288
Other Assets and Liabilities, Net - (0.2%)		(6,959)
Total Net Assets - 100%		$ 2,973,329

Jackson Perspective Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.1%
Banc of America Commercial Mortgage Inc. REMIC,
5.94%, 02/10/51 (d)	300,000	$ 233,753
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.40%, 07/15/44 (d)	300,000	261,538
Greenwich Capital Commercial Funding Corp. REMIC,
5.44%, 03/10/39	300,000	234,892
Household Credit Card Master Note Trust,
5.10%, 06/15/12	250,000	250,980
John Deere Owner Trust, 5.07%, 04/15/14	300,000	295,735
JPMorgan Chase & Co. Commercial Mortgage Securities Inc.
5.20%, 12/11/38	300,000	249,127
5.74%, 09/11/42	225,000	185,434
MBNA Credit Card Master Note Trust, 4.50%, 01/15/13	250,000	255,712
Morgan Stanley Capital I
5.80%, 06/11/42 (d)	300,000	255,121
6.08%, 06/11/49 (d)	300,000	233,855
Wachovia Bank Commercial Mortgage Trust
5.77%, 07/15/45	300,000	242,651
5.74%, 05/15/43 (d)	300,000	250,706

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $2,761,013)		2,949,504

CORPORATE BONDS AND NOTES - 46.9%
CONSUMER DISCRETIONARY - 4.9%
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	100,000	110,266
CSC Holdings Inc., 8.63%, 02/15/19 (g) (k)	100,000	100,750
D.R. Horton Inc., 6.50%, 04/15/16	125,000	105,625
Meritage Homes Corp., 6.25%, 03/15/15	100,000	73,001
Reed Elsevier Capital Inc., 8.63%, 01/15/19 (m)	125,000	130,862
Starwood Hotels & Resorts Worldwide Inc.,
7.88%, 10/15/14	100,000	94,750
Time Warner Cable Inc., 7.50%, 04/01/14	150,000	161,130
Whirlpool Corp., 8.60%, 05/01/14 (m)	250,000	256,160
		1,032,544

CONSUMER STAPLES - 1.9%
Altria Group Inc., 9.95%, 11/10/38	115,000	126,232
Delhaize Group, 5.88%, 02/01/14	83,000	84,137
Ingles Markets Inc., 8.88%, 05/15/17 (c) (g) (k)	100,000	96,548
SUPERVALU Inc., 8.00%, 05/01/16	100,000	98,313
		405,230
ENERGY - 2.1%
Energy Transfer Partners LP, 8.50%, 04/15/14	118,000	127,366
Inergy LP/Inergy Finance Corp., 8.75%, 03/01/15 (g) (k)	100,000	100,500
Kinder Morgan Energy Partners LP, 9.00%, 02/01/19	100,000	108,642
Tennessee Gas Pipeline Co., 8.00%, 02/01/16 (g) (k)	100,000	102,000
		438,508
FINANCIALS - 22.3%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	100,000	98,506
American Express Travel Related Services Co. Inc.,
5.25%, 11/21/11 (g) (k)	150,000	138,966
American General Finance Corp., 5.85%, 06/01/13	135,000	55,875
Bank of America Corp.
6.00%, 09/01/17	165,000	137,995
8.00% (callable at 100 on 01/30/18) (p)	125,000	71,018
Berkshire Hathaway Finance Corp.,
4.00%, 04/15/12 (g) (k)	200,000	203,266
Chubb Corp., 6.38%, 03/29/67 (d)	100,000	60,465
Citigroup Inc.
5.85%, 07/02/13	200,000	179,004
6.00%, 08/15/17	355,000	298,181
8.40% (callable at 100 beginning 04/30/18) (o) (p)	160,000	107,019
CME Group Inc., 5.75%, 02/15/14	173,000	182,008
Credit Suisse New York, 5.00%, 05/15/13	150,000	148,129
Deutsche Bank AG, 4.88%, 05/20/13	150,000	148,958
General Electric Capital Corp.
2.20%, 06/08/12	250,000	251,565
6.88%, 01/10/39	319,000	249,949
Goldman Sachs Group Inc.
5.25%, 10/15/13	100,000	99,286
7.50%, 02/15/19	173,000	177,519
6.75%, 10/01/37	100,000	76,226
JPMorgan Chase & Co.
5.60%, 06/01/11	200,000	206,821
7.90% (callable at 100 beginning 04/30/18) (p)	100,000	76,075
6.30%, 04/23/19	140,000	137,766
Macquarie Bank Ltd., 4.10%, 12/17/13 (g) (k)	250,000	253,180
Merrill Lynch & Co. Inc.
6.15%, 04/25/13	200,000	183,880
6.88%, 04/25/18	150,000	126,410
Morgan Stanley, 5.38%, 10/15/15	125,000	112,512
New York Life Global Funding, 4.65%, 05/09/13 (g) (k)	200,000	197,967
NiSource Finance Corp., 10.75%, 03/15/16 (m)	106,000	113,431
Pricoa Global Funding I, 5.30%, 09/27/13 (g) (k)	155,000	135,900
Republic New York Corp., 9.50%, 04/15/14	145,000	144,582

UBS AG Stamford, 5.88%, 07/15/16	102,000	76,840
Wells Fargo & Co.,
7.98% (callable at 100 beginning 03/15/18) (p)	100,000	56,000
Wells Fargo Bank NA, 6.45%, 02/01/11	150,000	152,930
		4,658,229
HEALTH CARE - 2.5%
HCA Inc., 9.25%, 11/15/16	100,000	99,000
Pfizer Inc., 6.00%, 03/15/19	150,000	161,211
Roche Holdings Inc., 5.00%, 03/01/14 (g) (k)	250,000	262,079
		522,290
INDUSTRIALS - 1.4%
Allied Waste North America Inc., 6.88%, 06/01/17	100,000	97,000
ITT Corp., 4.90%, 05/01/14	195,000	197,662
		294,662
INFORMATION TECHNOLOGY - 1.0%
Nokia Corp.
5.38%, 05/15/19	101,000	100,886
6.63%, 05/15/39	100,000	99,827
		200,713
MATERIALS - 4.9%
Anglo American Capital Plc, 9.38%, 04/08/14 (g) (k)	250,000	259,425
Cargill Inc., 7.35%, 03/06/19 (g) (k)	250,000	247,045
Georgia-Pacific LLC, 8.25%, 05/01/16 (g) (k)	100,000	100,000
Potash Corp. of Saskatchewan Inc., 6.50%, 05/15/19	100,000	103,923
Rio Tinto Finance Ltd.
8.95%, 05/01/14 (m)	150,000	155,356
9.00%, 05/01/19 (m)	152,000	156,284
		1,022,033
TELECOMMUNICATION SERVICES - 2.2%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 05/01/17 (g) (k)	100,000	101,000
Frontier Communications Corp., 8.25%, 05/01/14	100,000	98,251
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	105,420
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (g) (k)	150,000	157,354
		462,025
UTILITIES - 3.7%
AES Corp., 9.75%, 04/15/16 (g) (k)	100,000	99,000
CenterPoint Energy Houston Electric LLC,
7.00%, 03/01/14	150,000	159,461
CMS Energy Corp., 6.55%, 07/17/17	100,000	87,118
Commonwealth Edison Co., 6.15%, 03/15/12	100,000	103,047
Electricite de France SA, 5.50%, 01/26/14 (g) (k)	200,000	214,200
Oncor Electric Delivery Co., 6.80%, 09/01/18 (g) (k)	100,000	99,823
		762,649

Total Corporate Bonds and Notes (cost $9,759,890)		9,798,883

GOVERNMENT AND AGENCY OBLIGATIONS - 36.8%
GOVERNMENT SECURITIES - 5.5%

Municipals - 1.3%
State of California Taxable Various Purpose Bond,
5.65%, 04/01/39	250,000	257,923

U.S. Treasury Securities - 4.2%
U.S. Treasury Bond
5.25%, 11/15/28	150,000	172,969
4.38%, 02/15/38	29,000	30,477
4.50%, 05/15/38	18,000	19,371
3.50%, 02/15/39	326,000	295,385
U.S. Treasury Note
1.75%, 03/31/14	104,000	102,830
2.38%, 03/31/16	162,000	159,114
2.88%, 02/15/19	104,000	100,732
		880,878

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 31.3%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp., 5.00%, 11/01/23	558,538	578,034
Federal National Mortgage Association - 20.9%
Federal National Mortgage Association
5.13%, 01/02/14	150,000	154,009
4.50%, 05/01/20, TBA (c)	420,000	431,419
5.50%, 05/11/36, TBA (c)	1,918,000	1,986,929
6.50%, 05/11/36, TBA (c)	545,000	577,359
6.00%, 10/01/37	1,154,432	1,208,116
		4,357,832
Government National Mortgage Association - 7.6%
Government National Mortgage Association
6.00%, 10/01/37	280,000	285,511
6.00%, 10/01/37	1,267,000	1,310,950
		1,596,461

Total Government and Agency Obligations (cost $7,676,314)		7,671,128

SHORT TERM INVESTMENTS - 24.9%
Mutual Funds - 24.9%
JNL Money Market Fund, 0.31% (a) (e)	5,207,543	5,207,543

Total Short Term Investments (cost $5,207,543)		5,207,543

Total Investments - 122.7% (cost $25,404,760)		25,627,058
Other Assets and Liabilities, Net - (22.7%) (h)		(4,738,628)
Total Net Assets - 100%		$ 20,888,430

Jackson Perspective Asia Pacific ex-Japan
Bond Fund
CORPORATE BONDS AND NOTES - 48.6%

CONSUMER DISCRETIONARY - 1.6%
LG Electronics Inc., 5.00%, 06/17/10 (g) (j)	100,000	$ 96,168
Prime Holdings Labuan Ltd., 5.38%, 09/22/14	200,000	161,082
PT Gajah Tunggal Tbk, 10.25%, 07/21/10	100,000	27,985
		285,235

CONSUMER STAPLES - 2.8%
Kuala Lumpur Kepong Bhd, 4.00%, 05/10/12, MYR	1,500,000	421,635
Shinsegae Co. Ltd., 6.125%, 06/27/11	100,000	96,583
		518,218
ENERGY - 0.9%
Indo Integrated Energy BV, 8.50%, 06/01/12	200,000	165,934

FINANCIALS - 26.9%
Ascott Capital Pte Ltd., 3.58%, 09/28/12, SGD	500,000	347,070
CapitaMall Trust Management Ltd.,
3.25%, 04/01/10, SGD	500,000	338,768
CCT MTN Pte Ltd., 3.85%, 08/20/10, SGD	500,000	340,500
CDL Properties Ltd., 3.85%, 10/12/11, SGD	350,000	246,999
Ciliandra Perkasa Finance Co. Pte Ltd.,
10.75%, 12/08/11 (g) (k)	200,000	166,000
City Developments Ltd., 3.18%, 12/03/09, SGD	500,000	340,087
DBS Capital Funding Corp.,
7.66% (callable at 100 on 03/15/11) (g) (k) (p)	200,000	178,344
Empire Capital Resources Pte Ltd.,
9.38%, 12/15/11 (g) (k)	200,000	178,000
General Electric Capital Corp.
2.96%, 05/18/12, SGD	500,000	278,674
3.93%, 05/07/14, SGD	250,000	122,673
Greentown China Holdings Ltd., 9.00%, 11/08/13	100,000	81,710
ICICI Bank Ltd.
3.92%, 02/15/12, SGD	250,000	143,690
3.30%, 05/03/12, SGD	250,000	147,349
ICICI Bank UK Plc, 4.04%, 11/29/10	250,000	150,231
Industrial Bank of Korea, 4.00%, 05/19/14 (d) (g) (k)	200,000	199,000
Mapletree Treasury Services Ltd.,
4.60%, 08/20/13, SGD	500,000	348,177
MISC Capital Ltd., 6.13%, 07/01/14	100,000	100,454
National Agricultural Cooperative Federation
5.55%, 10/23/12	200,000	185,040
6.13%, 06/15/16 (l)	200,000	181,978
PLUS SPV Bhd, 2.00%, 03/11/15, MYR (i)	400,000	93,963
Rantau Abang Capital Bhd, 4.39%, 03/15/11, MYR	1,000,000	288,924
SBB Capital Corp.,
6.62%, 11/02/15 (callable at 100 on 11/02/15) (p)	300,000	178,637
Shinhan Bank, 5.13%, 07/15/15 (l)	100,000	91,484
UOB Cayman Ltd.,
5.80% (callable at 100 beginning 03/15/16) (g) (k) (p)	200,000	119,500
Woori Bank, 6.21%, 05/02/37 (d) (g) (k)	100,000	49,495

		4,896,747
INDUSTRIALS - 3.2%
Hutchison Whampoa International Ltd.,
7.63%, 04/09/19 (g) (k)	500,000	491,488
Noble Group Ltd., 8.50%, 05/30/13 (g) (k)	100,000	85,500
		576,988
INFORMATION TECHNOLOGY - 1.5%
SK Broadband Co. Ltd., 7.00%, 02/01/12 (g) (k)	100,000	96,500
STATS ChipPAC Ltd.
7.50%, 07/19/10	100,000	93,000
6.75%, 11/15/11	100,000	89,000
		278,500
MATERIALS - 1.5%
GS Caltex Corp., 7.25%, 07/02/13 (g) (j)	200,000	181,016
Sino-Forest Corp., 9.13%, 08/17/11 (g) (k)	100,000	95,000
		276,016

TELECOMMUNICATION SERVICES - 4.0%
Binariang GSM Sdn Bhd,
5.55%, 12/27/13, MYR	1,250,000	353,754
Excelcomindo Pratama PT,
10.35%, 04/26/12, IDR (i)	2,000,000,000	180,723
KT Corp., 5.13%, 04/11/12	100,000	95,516
PCCW HKT Capital Ltd., 7.75%, 11/15/11 (g) (k) (m)	100,000	98,581
		728,574
UTILITIES - 6.2%
CLP Power Financing Ltd.,
4.75%, 01/18/16, HKD	6,000,000	834,835
Majapahit Holding BV, 7.25%, 10/17/11 (g) (k)	100,000	95,946
National Power Corp., 9.88%, 03/16/10	100,000	104,500
TNB Capital (L) Ltd., 5.25%, 05/05/15 (g) (k)	100,000	94,241
		1,129,522

Total Corporate Bonds and Notes (cost $8,835,188)		8,855,734

GOVERNMENT AND AGENCY OBLIGATIONS - 47.2%
GOVERNMENT SECURITIES - 47.2%
Sovereign - 47.2%
Hong Kong Government Bond
2.03%, 03/18/13, HKD	5,700,000	751,380
4.65%, 08/29/22, HKD	500,000	81,627
Indonesia Government Bond
11.00%, 12/15/12, IDR	2,700,000,000	259,574
9.00%, 09/15/13, IDR	3,000,000,000	266,558
11.00%, 10/15/14, IDR	2,900,000,000	270,865
9.50%, 06/15/15, IDR	2,600,000,000	223,323
10.00%, 07/15/17, IDR	1,000,000,000	84,889
9.00%, 09/15/18, IDR	1,000,000,000	78,552
11.50%, 09/15/19, IDR	1,000,000,000	90,658

11.00%, 11/15/20, IDR	1,000,000,000	87,176
10.25%, 07/15/22, IDR	1,000,000,000	81,533
9.50%, 07/15/23, IDR	1,000,000,000	76,124
11.00%, 09/15/25, IDR	1,000,000,000	84,684
10.00%, 02/15/28, IDR	1,000,000,000	77,478
Korea Monetary Stabilization Bond,
5.40%, 05/14/10, KRW	130,000,000	104,182
Korea Treasury Bond
5.25%, 03/10/13, KRW	800,000,000	649,026
4.75%, 09/17/13, KRW	100,000,000	80,130
5.25%, 03/17/14, KRW	400,000,000	326,239
4.25%, 09/10/14, KRW	1,500,000,000	1,157,632
5.50%, 09/10/17, KRW	1,500,000,000	1,235,509
Malaysia Government Bond
5.09%, 04/30/14, MYR	300,000	88,744
3.81%, 02/15/17, MYR	500,000	135,110
7.00%, 07/30/19, MYR	1,000,000	316,518
Philippine Government Bond
5.75%, 02/21/12, PHP	5,000,000	103,902
7.13%, 08/01/12, PHP	5,000,000	107,397
8.75%, 03/03/13, PHP	5,000,000	112,669
6.25%, 01/27/14, PHP (i)	5,000,000	103,738
7.00%, 01/27/16, PHP (i)	7,000,000	144,234
9.13%, 09/04/16, PHP	8,000,000	178,601
7.75%, 08/23/17, PHP	3,500,000	71,871
Singapore Government Bond
3.13%, 09/01/22, SGD	200,000	142,953
3.50%, 03/01/27, SGD	300,000	217,505
Thailand Government Bond
5.25%, 05/12/14, THB	3,000,000	96,949
5.13%, 03/13/18, THB	7,000,000	230,741
5.63%, 01/12/19, THB	4,000,000	136,236
5.50%, 08/13/19, THB	3,000,000	100,500
5.85%, 03/31/21, THB	3,000,000	104,341
6.15%, 07/07/26, THB	4,000,000	141,149

Total Government and Agency Obligations (cost $9,008,911)		8,600,297

SHORT TERM INVESTMENTS - 2.2%
Mutual Funds - 2.2%
JNL Money Market Fund, 0.31% (a) (e)	398,895	398,895

Total Short Term Investments (cost $398,895)		398,895

Total Investments - 98.0% (cost $18,242,994)		17,854,926
Other Assets and Liabilities, Net - 2.0%		356,404
Total Net Assets - 100%		$ 18,211,330

Jackson Perspective Asia ex-Japan Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 5.9%
Hankook Tire Co. Ltd.	1,200	$ 14,311
Kangwon Land Inc.	3,290	40,003
Lotte Shopping Co. Ltd.	322	56,218
PT Astra International Tbk	31,500	53,566
		164,098
CONSUMER STAPLES - 3.9%
Hengan International Group Co. Ltd.	11,000	46,057
Shinsegae Co. Ltd.	173	61,555
		107,612
ENERGY - 6.4%
China Petroleum & Chemical Corp.	28,000	21,966
CNOOC Ltd.	74,000	82,975
PTT Public Company Ltd.	4,900	26,316
SK Energy Co. Ltd.	588	46,059
		177,316
FINANCIALS - 36.2%
ARA Asset Management Ltd.	91,000	28,274
Bangkok Bank Public Co. Ltd.	27,900	67,803
Bank of China Ltd.	243,000	90,928
Bumiputra-Commerce Holdings Bhd	15,800	35,728
Chinatrust Financial Holding Co. Ltd.	47,297	21,665
DBS Group Holdings Ltd.	12,000	77,001
Guangzhou R&F Properties Co. Ltd.	28,800	47,120
Hang Seng Bank Ltd.	2,700	30,170
Henderson Land Development Co. Ltd.	16,000	75,354
ICICI Bank Ltd.	2,442	23,633
ICICI Bank Ltd. - ADR	2,600	53,638
KB Financial Group Inc. (b)	1,910	59,176
Metropolitan Bank & Trust Co.	54,800	33,997
Ping an Insurance Group Co. of China Ltd.	10,500	65,709
PT Bank Rakyat Indonesia	155,000	84,932
Shui On Land Ltd.	79,000	34,250
Unitech Ltd.	24,066	21,517
Wharf Holdings Ltd.	27,000	89,709
Yanlord Land Group Ltd.	49,000	47,660
Yuanta Financial Holding Co. Ltd.	37,000	21,703
		1,009,967
INDUSTRIALS - 10.9%
Aditya Birla Nuvo Ltd.	2,090	22,198
Bakrie and Brothers Tbk PT (b)	1,532,000	12,302
Beijing Capital International Airport Co. Ltd.	10,000	6,387
China Merchants Holdings International Co. Ltd.	8,000	19,076
Far Eastern Textile Co. Ltd.	98,600	91,971
Hutchison Whampoa Ltd.	13,000	77,161
S1 Corp.	1,289	47,220
SembCorp Industries Ltd.	10,000	18,440
Suzlon Energy Ltd.	7,164	9,190

		303,945
INFORMATION TECHNOLOGY - 16.7%
AAC Acoustic Technologies Holdings Inc. (b)	84,000	45,739
BYD Electronic International Co. Ltd.	54,000	27,662
Delta Electronics Inc. (i)	8,000	17,900
HON HAI Precision Industry Co. Ltd.	12,350	35,698
HON HAI Precision Industry Co. Ltd. - GDR	13,110	80,106
LG Display Co. Ltd.	550	13,418
MediaTek Inc.	8,080	84,163
Samsung Electronics Co. Ltd.	114	52,602
Samsung Electronics Co. Ltd. - GDR	200	45,030
Sohu.com Inc. (b)	900	46,935
Wistron Corp.	12,000	15,203
		464,456
MATERIALS - 7.1%
China Zhongwang Holdings Ltd. (b) (i)	41,200	37,213
Huabao International Holdings Ltd.	80,000	56,774
Sterlite Industries India Ltd.	2,994	24,996
Taiwan Cement Corp.	81,960	78,308
		197,291
TELECOMMUNICATION SERVICES - 10.5%
Axiata Group Bhd (b)	85,725	52,976
China Mobile Ltd.	13,000	112,890
China Unicom Ltd.	42,908	49,109
LG Dacom Corp.	3,720	56,974
Philippine Long Distance Telephone Co.	470	21,236
		293,185
UTILITIES - 2.1%
Tata Power Co. Ltd.	3,310	59,733

Total Common Stocks (cost $3,850,490)		2,777,603

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	7,844	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $7,844)		-

SHORT TERM INVESTMENTS - 0.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.31% (a) (e)	6,139	6,139

Total Short Term Investments (cost $6,139)		6,139

Total Investments - 99.9% (cost $3,864,473)		2,783,742
Other Assets and Liabilities, Net - 0.1%		1,774
Total Net Assets - 100%		$ 2,785,516

Jackson Perspective Asia ex-Japan
Infrastructure Fund
COMMON STOCKS - 93.8%
ENERGY - 14.1%
China Petroleum & Chemical Corp.	124,000	$ 97,279
China Shenhua Energy Co. Ltd.	20,500	57,532
CNOOC Ltd.	59,000	66,156
Formosa Petrochemical Corp.	34,000	79,054
GS Holdings Corp.	2,020	48,493
PTT Public Company Ltd.	7,400	39,742
Reliance Industries Ltd. - GDR	1,000	75,644
		463,900
INDUSTRIALS - 29.3%
Bharat Heavy Electricals Ltd.	1,569	52,262
China Railway Group Ltd. (b)	158,000	109,070
China Shipping Container Lines Co. Ltd.	468,000	113,527
GS Engineering & Construction Corp.	628	32,992
Jiangsu Expressway Co. Ltd. (b)	76,000	54,229
Larsen & Toubro Ltd. - GDR	2,900	53,718
MTR Corp.	28,479	72,391
NWS Holdings Ltd.	52,080	104,697
PLUS Expressways Bhd	101,600	94,180
S1 Corp.	1,920	70,335
SembCorp Industries Ltd.	26,000	47,943
Shenzhen Expressway Co. Ltd.	136,000	51,592
Sinotruk Hong Kong Ltd.	112,500	103,499
		960,435
MATERIALS - 6.7%
Angang Steel Co. Ltd.	68,000	82,126
China Steel Corp.	58,710	45,444
Nan Ya Plastics Corp.	39,000	51,649
Siam Cement Public Co. Ltd.	11,700	40,452
		219,671
TELECOMMUNICATION SERVICES - 21.0%
Advanced Info Service Public Company Ltd.	22,900	51,597
China Mobile Ltd.	9,500	82,496
China Unicom Ltd.	73,138	83,707
Chungwa Telecom Co. Ltd.	52,558	100,115
Far EasTone Telecommunications Co. Ltd.	79,179	90,135
LG Telecom Ltd.	11,412	80,142
Singapore Telecommunications Ltd.	65,000	112,394
Telekomunikasi Indonesia Tbk PT	119,500	88,623
		689,209
UTILITIES - 22.7%
Cheung Kong Infrastructure Holdings Ltd.	27,000	104,690
China Resources Power Holdings Co. Ltd.	44,000	99,354
Electricity Generating Public Co. Ltd.	25,400	49,129
Energy Development Corp.	768,000	57,174
GAIL India Ltd. - GDR	2,475	78,272
Guangdong Investment Ltd.	182,000	75,618

Hong Kong & China Gas Co. Ltd.	29,200	54,632
Korea Electric Power Corp. (b)	2,760	60,234
Manila Water Co. Inc.	224,700	62,730
Reliance Infrastructure Ltd. - GDR	800	28,920
Tenaga Nasional Bhd	34,900	72,055
		742,808

Total Common Stocks (cost $4,536,981)		3,076,023

INVESTMENT FUNDS - 1.6%
Macquarie Korea Infrastructure Fund	14,232	52,469

Total Investment Funds (cost $95,361)		52,469

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	3,458	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $3,458)		-

SHORT TERM INVESTMENTS - 0.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.31% (a) (e)	4,213	4,213

Total Short Term Investments (cost $4,213)		4,213

Total Investments - 95.5% (cost $4,640,013)		3,132,705
Other Assets and Liabilities, Net - 4.5%		147,148
Total Net Assets - 100%		$ 3,279,853

Jackson Perspective China-India Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 5.5%
Focus Media Holding Ltd. - ADR (b)	3,500	$ 22,050
GOME Electrical Appliances Holdings Ltd. (i)	220,000	23,845
Hero Honda Motors Ltd.	1,692	40,245
Li Ning Co. Ltd.	9,000	18,581
Maruti Suzuki India Ltd.	2,392	39,273
		143,994
CONSUMER STAPLES - 4.0%
Hindustan Unilever Ltd.	7,948	37,425
ITC Ltd.	17,657	66,964
		104,389
ENERGY - 21.9%
Bharat Petroleum Corp. Ltd.	5,524	42,936
Cairn India Ltd. (b)	8,076	30,279
China Petroleum & Chemical Corp.	130,000	101,986
China Shenhua Energy Co. Ltd.	17,500	49,113
CNOOC Ltd.	65,000	72,883

Oil & Natural Gas Corp. Ltd.	2,832	49,272
Reliance Industries Ltd.	6,335	230,750
		577,219
FINANCIALS - 25.4%
Axis Bank Ltd.	1,320	14,794
Bank of China Ltd.	307,000	114,877
Franshion Properties China Ltd.	172,000	46,606
HDFC Bank Ltd. (b)	4,501	99,789
Housing Development Finance Corp.	1,932	67,154
ICICI Bank Ltd.	7,029	68,025
Industrial & Commercial Bank of China	224,000	128,908
Infrastructure Development Finance Co. Ltd.	6,313	9,782
Ping an Insurance Group Co. of China Ltd.	10,000	62,580
Rural Electrification Corp. Ltd.	12,392	25,739
Sino-Ocean Land Holdings Ltd.	39,000	28,986
		667,240
HEALTH CARE - 1.1%
Cipla Ltd.	5,816	28,196

INDUSTRIALS - 11.2%
Beijing Capital International Airport Co. Ltd.	66,000	42,155
Bharat Heavy Electricals Ltd.	1,350	44,967
BYD Co. Ltd. (b)	48,800	129,083
China Shipping Development Co. Ltd.	14,000	16,222
Larsen & Toubro Ltd.	3,472	61,593
		294,020
INFORMATION TECHNOLOGY - 9.7%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	46,828
Infosys Technologies Ltd.	4,574	139,085
Sohu.com Inc. (b)	600	31,290
Travelsky Technology Ltd.	69,000	36,503
		253,706
MATERIALS - 5.7%
Anhui Conch Cement Co. Ltd.	4,000	26,813
China Zhongwang Holdings Ltd. (b) (i)	13,200	11,922
Huabao International Holdings Ltd.	85,000	60,322
Jindal Steel & Power Ltd.	1,204	39,546
Sterlite Industries India Ltd.	1,633	13,634
		152,237
TELECOMMUNICATION SERVICES - 9.2%
Bharti Airtel Ltd. (b)	2,394	36,261
China Mobile Ltd.	17,500	151,967
China Unicom Ltd.	46,544	53,270
		241,498
UTILITIES - 5.8%
China Resources Power Holdings Co. Ltd.	14,000	31,613
GAIL India Ltd.	6,488	33,444
NTPC Ltd.	6,820	26,073
Tata Power Co. Ltd.	3,324	59,986

		151,116

Total Common Stocks (cost $3,208,421)		2,613,615

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	6,750	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $6,750)		-

SHORT TERM INVESTMENTS - 0.0%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.31% (a) (e)	1,018	1,018

Total Short Term Investments (cost $1,018)		1,018

Total Investments - 99.5% (cost $3,216,189)		2,614,633
Other Assets and Liabilities, Net - 0.5%		13,179
Total Net Assets - 100%		2,627,812

Jackson Perspective Emerging Asia
ex-Japan Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 6.7%
Mahindra & Mahindra Ltd.	5,468	53,674
MCOT Plc	72,300	29,096
PT Astra International Tbk	44,500	75,673
		158,443
CONSUMER STAPLES - 2.8%
Hengan International Group Co. Ltd.	16,000	66,993

ENERGY - 13.4%
Aban Offshore Ltd.	1,500	12,327
Bumi Resources Tbk PT	181,500	25,377
China Petroleum & Chemical Corp.	32,000	25,104
CNOOC Ltd.	74,000	82,975
PT Tambang Batubara Bukit Asam Tbk	47,500	42,631
PTT Public Company Ltd.	11,000	59,076
Reliance Industries Ltd.	727	26,481
Reliance Industries Ltd. - GDR	600	45,386
		319,357
FINANCIALS - 37.8%
Alliance Financial Group Bhd	114,700	66,371
Banco de Oro Unibank Inc.	39,300	24,381
Bangkok Bank Public Co. Ltd.	21,700	52,736
Bank Mandiri Persero Tbk PT	110,000	28,838
Bank of China Ltd.	186,000	69,600
Bumiputra-Commerce Holdings Bhd	21,100	47,712
China Merchants Bank Co. Ltd.	14,500	26,231

China Resources Land Ltd.	20,000	36,232
Guangzhou R&F Properties Co. Ltd.	27,200	44,502
ICICI Bank Ltd.	2,999	29,024
ICICI Bank Ltd. - ADR	2,000	41,260
IGB Corp. Bhd	128,700	65,073
Kasikornbank Public Co. Ltd.	22,200	35,233
Metropolitan Bank & Trust Co.	104,600	64,892
Ping an Insurance Group Co. of China Ltd.	10,000	62,580
PT Bank Rakyat Indonesia	132,000	72,329
Rural Electrification Corp. Ltd.	12,100	25,133
Siam City Bank Public Co. Ltd.	23,300	39,785
Unitech Ltd.	20,851	18,641
Yanlord Land Group Ltd.	51,000	49,605
		900,158
INDUSTRIALS - 5.0%
Aditya Birla Nuvo Ltd.	2,972	31,565
Bakrie and Brothers Tbk PT (b)	1,843,750	14,806
Beijing Capital International Airport Co. Ltd.	64,000	40,877
China Merchants Holdings International Co. Ltd.	8,000	19,076
Suzlon Energy Ltd.	10,776	13,824
		120,148
INFORMATION TECHNOLOGY - 5.0%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	46,828
BYD Electronic International Co. Ltd.	37,000	18,954
Sohu.com Inc. (b)	1,000	52,150
		117,932
MATERIALS - 6.2%
Anhui Conch Cement Co. Ltd.	4,000	26,813
China Zhongwang Holdings Ltd. (b) (i)	35,600	32,155
Huabao International Holdings Ltd.	70,000	49,677
Sterlite Industries India Ltd.	1,126	9,400
Sterlite Industries India Ltd. - ADR	3,400	28,866
		146,911
TELECOMMUNICATION SERVICES - 15.2%
Axiata Group Bhd (b)	87,075	53,810
China Mobile Ltd.	13,000	112,890
China Unicom Ltd.	40,416	46,256
Globe Telecom Inc.	2,940	49,854
Telekomunikasi Indonesia Tbk PT	80,000	59,329
Total Access Communication Plc (b)	56,600	40,186
		362,325

UTILITIES - 4.1%
Tanjong Plc	13,500	53,469
Tata Power Co. Ltd.	2,404	43,384
		96,853

Total Common Stocks (cost $3,175,286)		2,289,120

INVESTMENT FUNDS - 2.0%
iShares MSCI India Fund	11,600	48,373

Total Investment Funds (cost $111,326)		48,373

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	8,943	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $8,943)		-

SHORT TERM INVESTMENTS - 1.0%
Mutual Funds - 1.0%
JNL Money Market Fund, 0.31% (a) (e)	23,930	23,930

Total Short Term Investments (cost $23,930)		23,930

Total Investments - 99.2% (cost $3,319,485)		2,361,423
Other Assets and Liabilities, Net - 0.8%		17,957
Total Net Assets - 100%		$ 2,379,382

Jackson Perspective Japan Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 31.3%
Bridgestone Corp.	9,100	$ 134,719
Denso Corp.	5,200	121,801
Fuji Heavy Industries Ltd. (f)	31,000	123,849
Fuji Media Holdings Inc.	152	169,231
Funai Electric Co. Ltd.	3,100	87,700
Komeri Co. Ltd.	4,700	98,890
Nissan Motor Co. Ltd.	45,300	234,263
NOK Corp. (f)	15,000	173,393
Onward Holdings Co. Ltd.	21,000	125,847
Sony Corp.	14,800	379,680
Sumitomo Forestry Co. Ltd. (f)	30,200	203,640
Takata Corp.	6,600	75,957
United Arrows Ltd.	16,300	99,169
Yamaha Motor Co. Ltd. (f)	20,300	213,457
		2,241,596
CONSUMER STAPLES - 4.9%
Ajinomoto Co. Inc. (f)	31,000	227,266
Seven & I Holdings Co. Ltd.	5,400	121,832
		349,098
ENERGY - 1.3%
Nippon Oil Corp. (f)	19,000	98,834
FINANCIALS - 20.1%
Credit Saison Co. Ltd. (f)	23,300	258,941
Mitsubishi UFJ Financial Group Inc. (f)	63,900	346,649
ORIX Corp. (b) (f)	2,860	133,690

Sompo Japan Insurance Inc.	27,000	160,982
Sumitomo Mitsui Financial Group Inc. (f)	8,600	296,492
Sumitomo Trust & Banking Co. Ltd.	59,000	244,687
		1,441,441
HEALTH CARE - 1.5%
Daiichi Sankyo Co. Ltd.	6,400	107,402

INDUSTRIALS - 12.0%
Arrk Corp. (b)	35,200	32,123
Chiyoda Corp.	17,000	101,186
Ebara Corp. (b) (f)	43,000	115,545
JS Group Corp.	11,500	139,931
Meitec Corp. (f)	3,800	51,324
Mitsubishi Corp.	5,100	78,088
Nippon Thompson Co. Ltd.	26,000	112,046
Sumitomo Electric Industries Ltd.	16,800	162,515
Toppan Forms Co. Ltd.	6,500	69,535
		862,293
INFORMATION TECHNOLOGY - 19.0%
Advantest Corp.	10,700	167,520
Fujitsu Ltd. (f)	21,000	89,434
NEC Corp. (b)	65,000	214,865
New Japan Radio Co. Ltd.	15,000	38,937
Obic Co. Ltd.	1,050	141,817
Rohm Co. Ltd.	6,200	379,091
Sumisho Computer Systems Corp.	18,400	216,054
Tecmo Koei Holdings Co. Ltd. (b)	6,900	46,807
THine Electronics Inc.	74	67,157
		1,361,682
MATERIALS - 7.9%
Asahi Kasei Corp. (f)	51,000	204,786
Kaneka Corp.	52,000	300,548
Lintec Corp.	4,400	59,963
		565,297
TELECOMMUNICATION SERVICES - 2.2%
NTT DoCoMo Inc.	112	155,586

Total Common Stocks (cost $9,627,840)		7,183,229

SHORT TERM INVESTMENTS - 30.9%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.31% (a) (e)	3,340	3,340

Securities Lending Collateral – 30.9%
BNY Mellon SL DBT II Liquidating Fund, 1.03% (e)	992,304	959,657
Mellon GSL DBT II Collateral Fund, 0.36% (e)	1,252,243	1,252,243
Mellon GSL Reinvestment Trust II (i) (j) (o)	51,745	-
		2,211,900

Total Short Term Investments (cost $2,299,632)		2,215,240

Total Investments - 131.1% (cost $11,927,472)		9,398,469
Other Assets and Liabilities, Net - (31.1%)		(2,231,124)
Total Net Assets - 100%		$ 7,167,345

Jackson Perspective Asian Pacific Real
Estate Fund
COMMON STOCKS - 95.0%
FINANCIALS – 6.5%
ARA Asset Management Ltd.	140,000	$ 43,499
Henderson Land Development Co. Ltd.	9,000	42,387
KLCC Property Holdings Bhd	37,400	33,408
Wharf Holdings Ltd.	8,000	26,580
		145,874
REAL ESTATE INVESTMENT TRUSTS – 88.5%
Diversified-REITS – 21.3%
Ascendas Real Estate Investment Trust	9,200	8,327
Cambridge Industrial Trust	121,000	24,110
CapitaCommercial Trust	19,000	10,973
Dexus Property Group	218,098	115,707
Goodman Group	35,910	9,656
GPT Group	196,146	66,998
Mapletree Logistics Trust	92,000	26,721
Mirvac Group	70,751	53,732
Stockland	60,811	138,770
Suntec Real Estate Investment Trust	50,000	24,823
		479,817
Hotels-REITS – 2.8%
Ascott Residence Trust	61,000	20,601
Regal Real Estate Investment Trust	322,000	43,210
		63,811
Office Property-REITS – 25.3%
Ascendas India Trust	59,000	21,520
Axis Real Estate Investment Trust	165,500	68,803
Commonwealth Property Office Fund	26,549	15,725
Japan Prime Realty Investment Corp.	44	75,624
Japan Real Estate Investment Corp.	19	134,283
Macquarie Office Trust	101,103	14,328
Nippon Building Fund Inc.	18	145,832
Nomura Real Estate Office Fund Inc.	18	92,902
		569,017
Shopping Centers-REITS – 37.9%
AmFirst Real Estate Investment Trust	258,000	64,500
CapitaMall Trust	103,700	87,555
CFS Retail Property Trust	50,991	60,960
Fortune Real Estate Investment Trust	76,000	29,419
Frasers Centrepoint Trust	26,000	12,996
Japan Retail Fund Investment Corp.	15	52,626

Link Real Estate Investment Trust	85,916	167,618
Lippo-Mapletree Indonesia Retail Trust	93,000	18,217
Starhill Global Real Estate Investment Trust	66,000	21,398
Starhill Real Estate Investment Trust	323,600	72,719
Tower Real Estate Investment Trust	146,000	38,346
Westfield Group	28,764	224,302
		850,656
Warehouse/Industrial-REITS – 1.2%
MacarthurCook Industrial Real Estate Investment Trust	142,000	27,335

Total Common Stocks (cost $4,225,481)		2,136,510

INVESTMENT FUNDS - 2.6%
CPN Retail Growth Property Fund	261,200	57,370

Total Investment Funds (cost $87,640)		57,370

RIGHTS - 0.2%
Dexus Property Group (b) (i)	62,314	4,394

Total Rights (cost $0)		4,394

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (o)	17,761	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $17,761)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.31% (a) (e)	7,946	7,946

Total Short Term Investments (cost $7,946)		7,946

Total Investments - 98.2% (cost $4,338,828)		2,206,220
Other Assets and Liabilities, Net - 1.8%		40,658
Total Net Assets - 100%		$ 2,246,878

Jackson Perspective European 30 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 3.3%
Reed Elsevier NV	5,576	$ 61,262

CONSUMER STAPLES - 12.9%
Carrefour SA	1,706	69,173
Colruyt SA	305	69,325
Heineken Holding NV	2,262	53,410
Tate & Lyle Plc	11,202	45,405

		237,313
ENERGY - 17.3%
BP Plc	8,629	60,978
ENI SpA	2,805	60,193
OMV AG	2,508	77,698
Royal Dutch Shell Plc - Class B	2,630	59,519
Total SA	1,206	60,343
		318,731
FINANCIALS - 18.2%
Aviva Plc	11,513	53,006
DnB NOR ASA (b)	16,721	104,076
Hannover Rueckversicherung AG	2,062	66,814
Mapfre SA	19,339	55,123
Zurich Financial Services AG	303	56,307
		335,326
HEALTH CARE - 9.2%
AstraZeneca Plc	1,617	56,620
Roche Holding AG	423	53,342
Sanofi-Aventis SA	1,034	59,881
		169,843
INDUSTRIALS - 9.4%
IMI Plc	16,703	87,571
Metso Oyj	5,510	84,376
		171,947
MATERIALS - 10.5%
Anglo American Plc	2,936	63,178
K+S AG	1,161	69,842
Voestalpine AG	3,086	59,043
		192,063
TELECOMMUNICATION SERVICES - 8.2%
BT Group Plc	33,213	45,771
France Telecom SA	2,313	51,349
Mobistar SA	909	54,396
		151,516
UTILITIES - 10.5%
Enel SpA	10,381	56,270
Gas Natural SDG SA	2,409	38,198
RWE AG	725	52,264
Snam Rete Gas SpA	11,658	46,171
		192,903

Total Common Stocks (cost $2,005,161)		1,830,904

Total Investments - 99.5% (cost $2,005,161)		1,830,904
Other Assets and Liabilities, Net - 0.5%		8,970
Total Net Assets - 100%		$ 1,839,874

Jackson Perspective Pacific Rim 30 Fund
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 18.5%
Daito Trust Construction Co. Ltd.	2,000	$ 82,945
Esprit Holdings Ltd.	17,800	109,900
Rakuten Inc.	160	80,795
Tabcorp Holdings Ltd.	20,721	112,189
Yue Yuen Industrial Holdings Ltd.	51,000	113,713
		499,542
CONSUMER STAPLES - 3.7%
Metcash Ltd.	33,084	100,022

FINANCIALS - 28.5%
Australia & New Zealand Banking Group Ltd.	9,353	108,077
Bank of Yokohama Ltd.	17,000	71,709
Commonwealth Bank of Australia	4,948	126,254
Hang Seng Bank Ltd.	7,600	84,923
National Australia Bank Ltd.	6,853	102,746
Suncorp-Metway Ltd.	17,023	72,992
United Overseas Bank Ltd.	11,000	85,444
Westpac Banking Corp.	8,427	117,587
		769,732
HEALTH CARE - 9.5%
Astellas Pharma Inc.	2,500	81,373
Chugai Pharmaceutical Co. Ltd.	5,300	98,078
Tsumura & Co.	2,800	76,658
		256,109
INDUSTRIALS - 13.8%
Central Japan Railway Co.	12	70,939
Hong Kong Aircraft Engineering Co. Ltd.	12,400	116,799
Macquarie Infrastructure Group	84,774	83,173
Toll Holdings Ltd.	23,363	100,176
		371,087
INFORMATION TECHNOLOGY - 5.8%
Itochu Techno-Science Corp.	4,200	94,758
Yahoo! Japan Corp.	248	61,887
		156,645
MATERIALS - 3.2%
Amcor Ltd.	24,656	85,831

TELECOMMUNICATION SERVICES - 2.6%
Nippon Telegraph & Telephone Corp.	1,900	70,898

UTILITIES - 14.1%
Chubu Electric Power Co. Inc.	3,300	72,612
Hokuriku Electric Power Co.	3,600	81,221
Kyushu Electric Power Co. Inc.	3,800	78,412
Tokyo Electric Power Co. Inc.	3,100	72,612
Tokyo Gas Co. Ltd.	20,000	75,847
		380,704

Total Common Stocks (cost $3,019,608)		2,690,570

Total Investments - 99.7% (cost $3,019,608)		2,690,570
Other Assets and Liabilities, Net - 0.3%		7,534
Total Net Assets - 100%		$ 2,698,104

Jackson Perspective Global Basics Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 7.9%
Baron de Ley SA (b)	1,077	$ 38,739
Compagnie des Alpes	1,774	50,674
Eastman Kodak Co.	3,400	10,369
Hongkong & Shanghai Hotels	102,000	77,783
Starbucks Corp. (b)	7,300	105,558
Yum! Brands Inc.	3,100	103,385
		386,508
CONSUMER STAPLES - 23.5%
Agrana Beteiligungs AG	2,035	130,358
Colgate-Palmolive Co.	2,961	174,699
Constellation Brands Inc. - Class A (b)	15,300	177,327
Corn Products International Inc.	3,800	90,820
Elders Ltd.	97,427	30,800
Elizabeth Arden Inc. (b)	3,166	27,418
Foster’s Group Ltd.	23,926	91,636
Kerry Group Plc	6,938	142,646
PZ Cussons Plc	20,837	48,835
Unilever Plc	9,390	182,838
Wimm-Bill-Dann Foods OJSC - ADR (b)	975	43,553
		1,140,930
ENERGY - 12.1%
Alliance Resource Partners LP	3,400	111,826
Santos Ltd.	22,792	271,982
Tullow Oil Plc	17,237	203,481
		587,289
FINANCIALS - 1.7%
AMMB Holdings Bhd	96,100	84,762
HEALTH CARE - 6.1%
Ansell Ltd.	20,960	127,650
DENTSPLY International Inc.	5,400	154,548
Genus Plc	1,543	13,735
		295,933
INDUSTRIALS - 11.5%
Acuity Brands Inc.	3,300	94,842
Aggreko Plc	3,100	26,291
European Aeronautic Defence & Space Co. NV	10,293	148,565
Fraser and Neave Ltd.	41,000	72,557
Kansas City Southern (b)	1,566	23,882
Noble Group Ltd.	63,000	55,319
QinetiQ Group Plc	51,323	100,432

Wienerberger AG	3,355	39,482
		561,370
MATERIALS - 34.9%
AMCOL International Corp.	3,500	67,830
Arkema SA	3,338	76,995
BHP Billiton Ltd.	2,108	50,969
BlueScope Steel Ltd.	30,719	52,240
Eramet	965	207,212
Iluka Resources Ltd. (b)	41,417	99,329
Imerys SA	4,176	172,813
Johnson Matthey Plc	9,760	172,349
Lonmin Plc	8,645	181,657
Minerals Technologies Inc.	1,600	59,504
Schnitzer Steel Industries Inc. - Class A	1,530	75,827
Scotts Miracle-Gro Co.	4,100	138,457
Sherritt International Corp.	13,300	57,177
Sims Metal Management Ltd.	12,819	186,324
Symrise AG (b)	7,069	96,695
		1,695,378

Total Common Stocks (cost $4,902,934)		4,752,170

PREFERRED STOCKS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Villeroy & Boch AG	1,838	8,703

Total Preferred Stocks (cost $11,472)		8,703

SHORT TERM INVESTMENTS - 0.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.31% (a) (e)	22,689	22,689

Total Short Term Investments (cost $22,689)		22,689

Total Investments - 98.4% (cost $4,937,095)		4,783,562
Other Assets and Liabilities, Net - 1.6%		79,851
Total Net Assets - 100%		$ 4,863,413

Jackson Perspective Global Leaders Fund
COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 3.6%
Home Depot Inc.	3,700	$ 97,384
Whirlpool Corp.	800	36,128
Yamaha Motor Co. Ltd.	4,600	48,370
		181,882
CONSUMER STAPLES - 9.3%
Carrefour SA	1,950	79,067
Coca-Cola Enterprises Inc.	6,000	102,360
Heineken NV	3,243	96,369

Kerry Group Plc	4,021	82,672
Metro AG	2,364	100,558
		461,026
ENERGY - 13.0%
Anadarko Petroleum Corp.	2,000	86,120
BP Plc	10,632	75,133
El Paso Corp.	10,800	74,520
Forest Oil Corp. (b)	2,800	44,800
Hess Corp.	1,295	70,953
Marathon Oil Corp.	2,800	83,160
Mariner Energy Inc. (b)	4,400	50,072
Noble Corp.	1,300	35,528
TransCanada Corp.	5,100	127,276
		647,562
FINANCIALS - 12.8%
AMMB Holdings Bhd	85,800	75,678
China Citic Bank	135,000	62,187
Credit Suisse Group AG	2,122	82,920
HSBC Holdings Plc	15,373	109,325
JPMorgan Chase & Co.	2,900	95,700
UBS AG (b)	2,012	27,637
Unum Group	4,900	80,066
Wells Fargo & Co.	5,276	105,573
		639,086
HEALTH CARE - 14.4%
Astellas Pharma Inc.	3,400	110,667
AstraZeneca Plc	2,425	84,912
Daiichi Sankyo Co. Ltd.	4,800	80,552
IMS Health Inc.	4,600	57,776
Kobayashi Pharmaceutical Co. Ltd.	900	29,204
Lonza Group AG	1,079	98,985
Merck & Co. Inc.	3,800	92,112
Pfizer Inc.	6,300	84,168
Schering-Plough Corp.	3,400	78,268
		716,644
INDUSTRIALS - 13.1%
A P Moller - Maersk A/S	12	69,704
AGCO Corp. (b)	2,100	51,030
DCC Plc	2,560	46,284
Kennametal Inc.	2,400	49,080
Koninklijke Philips Electronics NV	3,303	59,596
Nexans SA (b)	1,011	46,839
Norfolk Southern Corp.	1,700	60,656
Shanghai Industrial Holdings Ltd.	22,000	75,793
Siemens AG	1,356	91,170
Spirit Aerosystems Holdings Inc. (b)	4,200	53,550
Timken Co.	3,000	48,240
		651,942
INFORMATION TECHNOLOGY - 14.3%

Google Inc. - Class A (b)	83	32,866
Konica Minolta Holdings Inc.	9,500	77,256
MacDonald Dettwiler & Associates Ltd. (b)	4,100	106,511
Marvell Technology Group Ltd. (b)	4,400	48,312
McAfee Inc. (b)	3,000	112,620
Microsoft Corp.	6,700	135,742
SAP AG	2,487	95,616
Yahoo! Inc. (b)	3,800	54,302
Yokogawa Electric Corp.	9,800	50,083
		713,308
MATERIALS - 5.9%
Anglo American Plc	3,563	76,670
EI Du Pont de Nemours & Co.	2,800	78,120
Koninklijke DSM NV	3,024	93,781
ThyssenKrupp AG	2,079	44,477
		293,048
TELECOMMUNICATION SERVICES - 4.6%
SK Telecom Co. Ltd. - ADR	6,200	97,154
Vodafone Group Plc	72,318	132,918
		230,072

UTILITIES - 2.7%
Alliant Energy Corp.	2,200	49,192
E.ON AG (b)	2,450	82,853
		132,045

Total Common Stocks (cost $4,626,014)		4,666,615

PREFERRED STOCKS - 1.8%
INFORMATION TECHNOLOGY - 1.8%
Samsung Electronics Co. Ltd.	355	91,863

Total Preferred Stocks (cost $74,939)		91,863

SHORT TERM INVESTMENTS - 0.9%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.31% (a) (e)	45,793	45,793

Total Short Term Investments (cost $45,793)		45,793

Total Investments - 96.4% (cost $4,746,746)		4,804,271
Other Assets and Liabilities, Net - 3.6%		177,994
Total Net Assets - 100%		$ 4,982,265

Jackson Perspective Pan European Fund
COMMON STOCKS - 90.7%
CONSUMER DISCRETIONARY - 21.8%
Compass Group Plc	18,442	$ 87,692
Fielmann AG (b)	2,531	155,137

Informa Plc	48,391	211,859
PartyGaming Plc (b)	79,102	308,459
Sportingbet Plc (b)	207,341	168,361
Vivendi SA	6,238	167,734
		1,099,242
CONSUMER STAPLES - 4.3%
Colruyt SA	605	137,514
Nutreco Holding NV	2,261	77,594
		215,108
ENERGY - 5.3%
Tullow Oil Plc	22,765	268,738

FINANCIALS - 12.8%
April Group	2,084	62,035
AXA SA (b)	11,589	194,715
Credit Suisse Group AG	3,410	133,251
Reinet Investments SCA (b)	14,242	150,473
Storebrand ASA (b)	6,500	23,584
Vienna Insurance Group	2,094	81,633
		645,691
HEALTH CARE - 18.6%
Elekta AB - Class B	11,273	130,053
Fresenius Medical Care AG & Co. KGaA	3,011	116,846
Fresenius SE	289	11,947
Grifols SA	10,877	190,867
Icon Plc - ADR (b)	9,000	142,560
Ipsen SA	4,207	172,247
Sanofi-Aventis SA	2,978	172,462
		936,982
INDUSTRIALS - 16.2%
AER Lingus (b)	82,863	68,886
DCC Plc	11,762	212,651
De La Rue Plc	5,947	84,295
Ryanair Holdings Plc - ADR (b)	7,700	210,595
Siemens AG	1,663	111,812
Vallourec SA	1,182	129,195
		817,434
INFORMATION TECHNOLOGY - 5.5%
Autonomy Corp. Plc (b)	1,111	23,308
Nokia Oyj	11,149	158,354
SAP AG	2,410	92,656
		274,318
TELECOMMUNICATION SERVICES - 3.8%
Tele2 AB	11,167	105,253
Telefonica SA (i)	4,546	86,129
		191,382
UTILITIES - 2.4%
Fortum Oyj	5,955	120,114

Total Common Stocks (cost $4,456,862)		4,569,009

PREFERRED STOCKS - 3.0%
HEALTH CARE - 1.5%
Fresenius SE	1,412	72,823

INDUSTRIALS - 1.5%
Groupe Eurotunnel SA	550,920	74,350

Total Preferred Stocks (cost $138,699)		147,173

SHORT TERM INVESTMENTS - 0.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.31% (a) (e)	6,922	6,922

Total Short Term Investments (cost $6,922)		6,922

Total Investments - 93.8% (cost $4,602,483)		4,723,104
Other Assets and Liabilities, Net - 6.2%		312,602
Total Net Assets - 100%		$ 5,035,706

JNL Money Market Fund
SHORT TERM INVESTMENTS – 100.0%
Certificates of Deposit - 4.0%
Banc of America, 0.80%, 06/04/09	$ 2,000,000	$ 2,000,000
BNP Paribas, 1.05%, 11/02/09	5,000,000	5,002,553
Calyon North America Inc., 1.00%, 05/11/09	4,000,000	4,000,000
Canadian Imperial Bank of Commerce,
0.90%, 06/08/09	2,000,000	2,000,021
DNB Nor Bank ASA, 0.85%, 06/08/09	2,000,000	2,000,000
Svenska Handels NY, 0.85%, 05/11/09	6,000,000	6,000,000
		21,002,574
Commercial Paper – 11.9%
Apreco LLC, 0.30%, 05/05/09 (g) (k)	5,000,000	4,999,833
Chariot Funding LLC, 0.30%, 05/08/09	5,000,000	4,999,708
Ciesco LLC, 0.55%, 05/07/09 (g) (k)	5,000,000	4,999,542
Citigroup Global Markets Holdings Inc.
0.55%, 05/05/09	5,000,000	4,999,694
0.55%, 05/11/09	5,000,000	4,999,236
General Electric Capital Corp., 0.55%, 06/29/09	6,000,000	5,994,592
HSBC Bank USA, 0.34%, 05/01/09	5,000,000	5,000,000
Kitty Hawk Funding Corp., 0.33%, 05/18/09 (g) (k)	5,000,000	4,999,221
Park Avenue Receivables Company LLC,
0.33%, 05/05/09 (g) (k)	5,000,000	4,999,817
Ranger Funding Co. LLC, 0.52%, 05/04/09 (g) (k)	3,000,000	2,999,870
Societe Generale, 0.67%, 05/18/09	4,000,000	3,998,734
UBS Finance LLC, 0.39%, 05/13/09	4,000,000	3,999,487
Yorktown Capital LLC, 0.35%, 05/11/09 (g) (k)	5,000,000	4,999,514
		61,989,248

Discount Notes – 2.4%
Procter & Gamble Co., 1.31%, 09/09/09 (d)	4,235,000	4,235,000
Procter & Gamble International Funding SCA,
1.48%, 02/08/10 (d)	2,400,000	2,400,000
Target Corp., 1.37%, 08/07/09 (d)	1,000,000	1,000,596
Toyota Motor Credit Corp., 2.30%, 01/29/10 (d)	4,833,000	4,833,490
		12,469,086
Federal Home Loan Bank - 31.0%
Federal Home Loan Bank
0.53%, 06/15/09	6,500,000	6,495,775
0.40%, 06/17/09	10,000,000	9,994,778
0.45%, 06/25/09	5,000,000	4,996,563
0.40%, 07/06/09	15,000,000	14,989,000
0.45%, 07/07/09	5,000,000	4,995,813
0.41%, 07/10/09	12,000,000	11,990,433
0.50%, 07/14/09	10,000,000	9,989,722
0.39%, 07/17/09	10,000,000	9,991,658
0.59%, 08/11/09	4,000,000	3,993,312
0.58%, 08/21/09	5,000,000	4,990,978
0.44%, 09/16/09	5,000,000	4,991,567
0.52%, 09/16/09	5,000,000	4,990,033
0.47%, 09/18/09	10,000,000	9,981,722
0.45%, 09/23/09	15,000,000	14,972,813
0.45%, 10/02/09	25,000,000	24,951,875
0.35%, 10/16/09	7,000,000	6,988,567
0.38%, 10/30/09	7,500,000	7,485,592
1.05%, 02/17/10	5,000,000	5,005,106
		161,795,307
Federal Home Loan Mortgage Corp. - 22.6%
Federal Home Loan Mortgage Corp.
0.25%, 05/12/09	4,600,000	4,599,649
0.51%, 06/08/09	2,000,000	1,998,944
0.35%, 06/22/09	5,000,000	4,997,472
0.56%, 07/06/09	3,000,000	2,996,975
0.05%, 07/07/09	8,000,000	7,992,556
0.43%, 09/09/09	15,000,000	14,976,529
0.42%, 09/14/09	5,000,000	4,992,067
0.52%, 09/14/09	12,000,000	11,976,427
6.63%, 09/15/09	15,000,000	15,341,641
0.42%, 09/21/09	15,000,000	14,974,975
0.42%, 10/05/09	22,000,000	21,959,703
0.41%, 10/13/09	7,000,000	6,987,006
1.09%, 02/04/10 (d)	4,000,000	4,000,000
		117,793,944
Federal National Mortgage Association - 12.8%
Federal National Mortgage Association
0.35%, 06/02/09	12,000,000	11,996,373
0.50%, 07/01/09	5,000,000	4,995,764
0.52%, 07/15/09	10,000,000	9,989,167
0.57%, 08/19/09	10,000,000	9,982,736
0.56%, 08/26/09	7,000,000	6,987,260
0.44%, 09/25/09	5,000,000	4,991,016
0.42%, 10/07/09	6,000,000	5,989,003
0.38%, 10/14/09	12,000,000	11,979,250
		66,910,569
Funding Agreement - 1.0%
MetLife Funding Agreement,
1.45%, 05/01/09 (d) (j) (n)	5,000,000	5,000,000

Mutual Funds - 0.0%
Dreyfus Cash Management Institutional
Shares Fund, 0.68% (e)	27,633	27,633

Repurchase Agreement - 14.3%
Repurchase Agreement with Banc of America
Securities, 0.18% (Collateralized by $18,688,114
Federal National Mortgage Association, 5.00%,
due 07/01/35, value $19,380,000) acquired
on 04/30/09, due 05/01/09 at $19,000,095	$19,000,000	19,000,000

Repurchase Agreement with UBS Securities, 0.16%
(Collateralized by $54,328,599 Federal National
Mortgage Association, 4.00% - 6.50%, due
04/01/14 - 04/01/39, value $56,816,205)
acquired on 04/30/09, due 05/01/09
at $55,700,248	55,700,000	55,700,000
		74,700,000

Total Short Term Investments (cost $521,688,361)		521,688,361

Total Investments - 100.0% (cost $521,688,361)		521,688,361
Other Assets and Liabilities, Net - (0.0%)		(57,638)
Total Net Assets - 100%		$ 521,630,723

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2009

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of April 30, 2009, the total cost of investments purchased on a when-issued basis for the
Jackson Perspective Total Return Fund was $4,599,997.
(d)	Variable rate security. Rate stated was in effect as of April 30, 2009.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2009.
(f)	All or portion of the security was on loan.
(g)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(h)	All or a portion of the security or cash pledged as collateral for open futures contracts. As of April 30, 2009, the value of collateral in the Jackson Perspective Total Return Fund was $10,400.
(i)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards ("SFAS") No. 157 disclosures based on the applicable valuation inputs.
See SFAS No. 157 note on page 17 and Note 2 in the Notes to the Financial Statements.
(j)	Illiquid security. At April 30, 2009, the aggregate value of illiquid securities and percentage of net assets were as follows: Jackson Perspective Asia Pacific ex-Japan Bond Fund, $277,184 - 1.5%;
JNL Money Market Fund, $5,000,000 - 1.0%. At April 30, 2009, the only illiquid security held by certain Funds was Mellon GSL Reinvestment Trust II.
The fair value of this security was $0.00 at April 30, 2009.
(k)	Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of April 30, 2009, the value of
Rule 144A and Section 4(2) securities was as follows: Jackson Perspective Total Return Fund $2,869,033; Jackson Perspective Asia Pacific ex-Japan Bond Fund $1,947,595; and
JNL Money Market Fund $27,997,797.
(l)	Security is a "step-up" bond where the coupon may increase or step-up at a future date. Rate stated was the coupon as of April 30, 2009.
(m)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(n)	Security is restricted as to public resale. See restricted securities note on page 18.
(o)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.

Abbreviations:
ADR - American Depository Receipt
CNY - Chinese Yuan
GDR - Global Depository Receipt
HKD - Hong Kong Dollar
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - Korean Won
MYR - Malaysian Ringgit
PHP - Philippine Peso
SGD - Singapore Dollar
THB - Thailand Thaibaht
TWD - Taiwan Dollar
USD - United States Dollar

Investments in affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of other affiliated investments. The following table reflects investments in the JNL Money Market Fund, an affiliate of the Funds, for the period ending April 30, 2009. Purchase proceeds and sales are not shown for this investment.

There was no realized gain or loss relating to transactions for this investment during the period ended April 30, 2009:

	Value		Value	Dividend
	Beginning	Amortized Cost	End	Income
Fund	of Period	End of Period	of Period	Received
Jackson Perspective Core Equity Fund	$ 24,500	$ 4,683	$ 4,683	$ 83
Jackson Perspective Large Cap Value Fund	22,975	1,334	1,334	57
Jackson Perspective Mid Cap Value Fund	11,610	10,810	10,810	49
Jackson Perspective Small Cap Value Fund	2,446	7,451	7,451	37
Jackson Perspective Total Return Fund	-	5,207,543	5,207,543	10,108
Jackson Perspective Asia Pacific ex-Japan Bond Fund	903,591	398,895	398,895	3,912
Jackson Perspective Asia ex-Japan Fund	18,515	6,139	6,139	93
Jackson Perspective Asia ex-Japan Infrastructure Fund	135,824	4,213	4,213	227
Jackson Perspective China-India Fund	71,295	1,018	1,018	143
Jackson Perspective Emerging Asia ex-Japan Fund	15,680	23,930	23,930	97
Jackson Perspective Japan Fund	6,890	3,340	3,340	23
Jackson Perspective Asian Pacific Real Estate Fund	5,209	7,946	7,946	21
Jackson Perspective European 30 Fund	-	-	-	34
Jackson Perspective Pacific Rim 30 Fund	-	-	-	52
Jackson Perspective Global Basics Fund	-	22,689	22,689	261
Jackson Perspective Global Leaders Fund	-	45,793	45,793	388
Jackson Perspective Pan European Fund	-	6,922	6,922	111

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Summary of Open Forward Foreign Currency Contracts:
Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
Jackson Perspective Asia Pacific ex-Japan Bond Fund
CNY/USD	06/08/2009	2,163,000	CNY	$ 317,738	$ 17,739
CNY/USD	12/02/2009	3,464,450	CNY	512,265	12,266
INR/USD	05/04/2009	41,423,250	INR	827,885	2,885
INR/USD	06/12/2009	7,912,500	INR	157,562	7,562
INR/USD	06/13/2009	9,230,400	INR	183,787	3,787
INR/USD	08/24/2009	27,178,400	INR	537,976	7,976
INR/USD	09/17/2009	10,684,000	INR	211,148	11,148
INR/USD	10/30/2009	41,423,250	INR	816,324	13,392
SGD/USD	05/11/2009	390,078	SGD	263,510	3,510
TWD/USD	06/09/2009	41,937,500	TWD	1,281,436	79,272
USD/CNY	06/08/2009	(2,163,000)	CNY	(317,738)	(722)
USD/CNY	12/02/2009	(3,464,450)	CNY	(512,265)	(1,924)
USD/INR	05/04/2009	(41,423,250)	INR	(827,885)	(3,050)
USD/KRW	06/19/2009	(280,000,000)	KRW	(219,805)	(19,805)
USD/KRW	06/29/2009	(203,925,000)	KRW	(160,261)	(10,261)
USD/KRW	09/28/2009	(239,750,000)	KRW	(189,907)	(14,907)
USD/MYR	05/11/2009	(655,020)	MYR	(183,968)	(3,968)
USD/SGD	05/11/2009	(389,168)	SGD	(262,896)	(2,896)
USD/SGD	08/25/2009	(411,210)	SGD	(277,960)	(7,960)
USD/SGD	11/04/2009	(350,880)	SGD	(237,278)	2,722
USD/SGD	11/06/2009	(437,130)	SGD	(295,604)	4,396
USD/SGD	11/30/2009	(417,872)	SGD	(282,581)	(2,581)
USD/SGD	12/01/2009	(446,460)	SGD	(301,913)	(1,913)
USD/TWD	06/09/2009	(10,000,000)	TWD	(305,559)	(15,199)
USD/TWD	06/09/2009	(10,000,000)	TWD	(305,559)	(14,268)
USD/TWD	06/09/2009	(10,000,000)	TWD	(305,559)	(12,561)
USD/TWD	06/09/2009	(11,937,500)	TWD	(364,761)	(11,057)
				$ 241,868	$ 43,583

Jackson Perspective European 30 Fund
GBP/EUR	05/05/2009	(3,817)	EUR	(5,051)	14
GBP/USD	05/05/2009	3,428	GBP	5,071	6
				$ 20	$ 20

Schedule of Open Futures Contracts:
	Contracts	Unrealized
	Long	Appreciation
Jackson Perspective Total Return Fund
U.S. Treasury Note Future, 5-Year
Expiration June 2009	5	$ 6,769
U.S. Treasury Note Future, 10-Year
Expiration June 2009	5	12,347
		$ 19,116

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table details restricted securities, as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at April 30, 2009:

	Acquisition		Value at	Pecent of
	Date	Cost	April 30, 2009	Net Assets
JNL Money Market Fund
MetLife Funding Agreement, 1.45%, 05/01/09	04/30/2008	$ 5,000,000	$ 5,000,000	1.0%

Jackson Perspective Asia Pacific ex-Japan Bond Fund
GS Caltex Corp., 7.25%, 07/02/13	01/15/2009	$ 175,401	$ 181,016	1.0%
LG Electronics Inc., 5.00%, 06/17/10	12/10/2008	93,992	96,168	0.5%
		$ 269,393	$ 277,184	1.5%

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Financial Accounting Standards Board Statement of Financial Accounting Standards ("SFAS") No. 157 Fair Value Measurements - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Please see Note 2 in the Notes to the Financial Statements.

The following table summarizes each Fund's assets as of April 30, 2009 by level:
	Investments in Securities				Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective Core Equity Fund	$ 2,876,472	$ -	$ -	$ 2,876,472	$ -	$ -	$ -	$ -
Jackson Perspective Large Cap Value Fund	2,588,053	-	-	2,588,053	-	-	-	-
Jackson Perspective Mid Cap Value Fund	2,761,330	-	-	2,761,330	-	-	-	-
Jackson Perspective Small Cap Value Fund	2,980,288	-	-	2,980,288	-	-	-	-
Jackson Perspective Total Return Fund	5,207,543	20,419,515	-	25,627,058	19,116	-	-	19,116
Jackson Perspective Asia Pacific ex-Japan Bond Fund	398,895	16,933,373	522,658	17,854,926	-	166,655	-	166,655
Jackson Perspective Asia ex-Japan Fund	2,335,328	430,514	17,900	2,783,742	-	-	-	-
Jackson Perspective Asia ex-Japan Infrastructure Fund	2,746,609	386,096	-	3,132,705	-	-	-	-
Jackson Perspective China-India Fund	1,153,086	1,437,702	23,845	2,614,633	-	-	-	-
Jackson Perspective Emerging Asia ex-Japan Fund	1,887,763	473,660	-	2,361,423	-	-	-	-
Jackson Perspective Japan Fund	8,438,812	959,657	-	9,398,469	-	-	-	-
Jackson Perspective Asian Pacific Real Estate Fund	2,201,826	4,394	-	2,206,220	-	-	-	-
Jackson Perspective European 30 Fund	59,881	1,771,023	-	1,830,904	-	20	-	20
Jackson Perspective Pacific Rim 30 Fund	2,690,570	-	-	2,690,570	-	-	-	-
Jackson Perspective Global Basics Fund	2,741,063	2,042,499	-	4,783,562	-	-	-	-
Jackson Perspective Global Leaders Fund	3,209,704	1,594,567	-	4,804,271	-	-	-	-
Jackson Perspective Pan European Fund	740,141	3,982,963	-	4,723,104	-	-	-	-
JNL Money Market Fund	27,633	521,660,728	-	521,688,361	-	-	-	-

The following table summarizes each Fund's liabilities as of April 30, 2009 by level:

Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective Asia Pacific ex-Japan Bond Fund	$ -	$ -	$ -	$ -	$ -	$ (123,072)	$ -	$ (123,072)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Transfers In		Change In Unrealized
	Balance At	Total Realized	Net	and/or (Out) of	Balance At	Appreciation/Depreciation during
	Beginning of	and Unrealized	Purchases/	Level 3 During	End of	the Period for Level 3 Investments
	Period	Gain/(Loss)	(Sales)	the Period	Period	Held at April 30, 2009
Jackson Perspective Asia Pacific ex-Japan Bond Fund	$ 2,487,797	$ (40,979)	$ (326,313)	$ (1,597,847)	$ 522,658	$ 7,000
Jackson Perspective Asia ex-Japan Fund	30,883	(6,191)	9,148	(15,940)	17,900	5,296
Jackson Perspective China-India Fund	-	(20,099)	-	43,944	23,845	(20,099)
Jackson Perspective Emerging Asia ex-Japan Fund	32,494	(10,233)	(3,078)	(19,183)	-	-
Jackson Perspective Asian Pacific Real Estate Fund	33,838	-	-	(33,838)	-	-

* Investments in other financial instruments are derivative instruments which include forward foreign currency contracts and futures contracts. Derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Summary of Investments by Sector (as a percentage of total investments):
	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Total Return	Asia Pacific ex-Japan	Asia ex-Japan
Sector	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund
Consumer Discretionary	11.0%	15.8%	18.5%	23.7%	4.0%	1.6%	5.9%
Consumer Staples	11.5	4.9	4.4	6.0	1.6	2.9	3.9
Energy	12.4	11.4	6.8	5.8	1.7	0.9	6.4
Financials	14.5	20.5	11.3	13.0	18.2	27.4	36.3
Health Care	12.9	10.0	5.6	3.8	2.0	-	-
Industrials	12.1	11.1	28.6	27.2	1.2	3.2	10.9
Information Technology	15.7	12.7	8.3	8.8	0.8	1.6	16.7
Materials	5.4	8.5	11.8	7.1	4.0	1.6	7.1
Telecommunication Services	4.1	5.0	-	-	1.8	4.1	10.5
Utilities	0.2	-	4.3	4.3	3.0	6.3	2.1
Government Securities	-	-	-	-	4.4	48.2	-
Non-U.S. Government Agency
Asset-Backed Sercurities	-	-	-	-	11.5	-	-
U.S Government Agency
Mortgage-Backed Securities	-	-	-	-	25.5	-	-
Mutual Funds	0.2	0.1	0.4	0.3	20.3	2.2	0.2
Other Short Term Securities	-	-	-	-	-	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	European 30	Pacific Rim	Global Basics
Sector	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund	Fund	30 Fund	Fund
Consumer Discretionary	-%	5.5%	6.7%	23.9%	-%	3.3%	18.6%	8.1%
Consumer Staples	-	4.0	2.9	3.7	-	13.0	3.7	23.8
Energy	14.8	22.1	13.5	1.1	-	17.4	-	12.3
Financials	-	25.5	38.1	15.3	97.0	18.3	28.6	1.8
Health Care	-	1.1	-	1.1	-	9.3	9.5	6.2
Industrials	30.7	11.3	5.1	9.2	-	9.4	13.8	11.7
Information Technology	-	9.7	5.0	14.5	-	-	5.8	-
Materials	7.0	5.8	6.2	6.0	-	10.5	3.2	35.4
Telecommunication Services	22.0	9.2	15.3	1.7	-	8.3	2.6	0.2
Utilities	23.7	5.8	4.1	-	-	10.5	14.2	-
Investment Funds	1.7	-	2.1	-	2.6	-	-	-
Mutual Funds	0.1	-	1.0	-	0.4	-	-	0.5
Other Short Term Securities	-	-	-	23.5	-	-	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

	Jackson	Jackson	JNL
	Perspective	Perspective	Money
	Global Leaders	Pan European	Market
Sector	Fund	Fund	Fund
Consumer Discretionary	3.8%	23.3%	-%
Consumer Staples	9.6	4.6	-
Energy	13.5	5.7	-
Financials	13.3	13.7	-
Health Care	14.9	21.3	-
Industrials	13.6	18.9	-
Information Technology	16.7	5.8	-
Materials	6.1	-	-
Telecommunication Services	4.8	4.1	-
Utilities	2.7	2.5	-
Certificates of Deposit	-	-	4.0
Commercial Paper	-	-	11.9
Mutual Funds	1.0	0.1	-
Repurchase Agreement	-	-	14.3
Other Short Term Securities	-	-	69.8
Total	100.0%	100.0%	100.0%

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Summary of Investments by Country (as a percentage of total long-term investments):*
	Jackson	Jackson	Jackson	Jackson	Jackson		Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Jackson	Perspective
	Asia Pacific ex-Japan	Asia ex-Japan	Asia ex-Japan	China-India	Emerging Asia	Perspective	Asian Pacific Real
Country	Bond Fund	Fund	Infrastructure Fund	Fund	ex-Japan Fund	Japan Fund	Estate Fund
Australia	-%	-%	-%	-%	-%	-%	32.1%
Canada	0.5	-	-	-	-	-	-
Cayman Islands	5.0	-	-	-	-	-	-
China	-	11.0	10.1	24.2	14.6	-	-
Hong Kong	9.6	27.3	35.1	25.9	22.2	-	12.7
India	1.7	7.7	9.2	49.9	16.2	-	-
Indonesia	10.7	5.4	2.8	-	13.6	-	-
Japan	-	-	-	-	-	100.0	22.8
Luxemborg	0.5	-	-	-	-	-	-
Malaysia	12.3	3.2	5.3	-	12.3	-	12.6
Netherlands	1.7	-	-	-	-	-	-
Phillipines	5.3	2.0	3.9	-	5.9	-	-
Singapore	16.4	6.2	5.1	-	4.2	-	17.2
South Korea	27.3	17.7	11.0	-	-	-	-
Taiwan	-	16.1	11.7	-	-	-	-
Thailand	4.7	3.4	5.8	-	11.0	-	2.6
United Kingdom	0.9	-	-	-	-	-	-
United States	3.4	-	-	-	-	-	-
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective
	European 30	Pacific Rim 30	Global Basics	Global Leaders	Pan European
Country	Fund	Fund	Fund	Fund	Fund
Australia	-%	37.5%	19.1%	-%	-%
Austria	7.5	-	3.6	-	1.7
Belgium	6.7	-	-	-	3.0
Canada	-	-	1.2	4.9	-
China	-	-	-	1.3	-
Denmark	-	-	-	1.5	-
Finland	4.6	-	-	-	5.9
France	13.1	-	10.7	2.6	20.6
Germany	10.3	-	2.2	8.7	11.9
Hong Kong	-	15.8	1.6	1.6	-
Ireland	-	-	3.0	2.7	13.5
Italy	8.9	-	-	-	-
Japan	-	43.5	-	8.3	-
Luxembourg	-	-	-	-	3.2
Malaysia	-	-	1.8	1.6	-
Netherlands	6.3	-	3.1	5.2	1.6
Norway	5.7	-	-	-	0.5
Singapore	-	3.2	2.7	-	-
South Korea	-	-	-	4.0	-
Spain	5.1	-	0.8	-	5.9
Sweden	-	-	-	-	5.0
Switzerland	6.0	-	-	4.4	2.8
United Kingdom	25.8	-	19.5	10.1	24.4
United States	-	-	30.7	43.1	-
	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of their portfolios invested in non-U.S. securities at April 30, 2009.

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Total Return	Asia Pacific ex-Japan	Asia ex-Japan
Assets	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ 2,871,789	$ 2,586,719	$ 2,750,520	$ 2,972,837	$ 20,419,515	$ 17,456,031	$ 2,777,603
Investments - affiliated, at value (b)	4,683	1,334	10,810	7,451	5,207,543	398,895	6,139
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	2,876,472	2,588,053	2,761,330	2,980,288	25,627,058	17,854,926	2,783,742
Cash	-	-	-	-	101,377	-	-
Foreign currency (e)	-	-	-	-	-	91,185	56,370
Receivables:
Adviser expense reimbursement	-	96	-	-	-	-	-
Investment securities sold	82,013	108,183	70,405	92,064	2,027,968	-	15,948
Dividends and interest	4,491	3,798	2,103	1,721	159,859	221,335	3,859
Forward foreign currency contracts	-	-	-	-	-	166,654	-
Variation margin	-	-	-	-	1,016	-	-
Foreign taxes recoverable	-	-	-	-	617	18,876	323
Other assets	24	20	22	24	192	1,023	540
Total assets	2,963,000	2,700,150	2,833,860	3,074,097	27,918,087	18,353,999	2,860,782

Liabilities
Cash overdraft	-	-	-	-	-	-	20
Payables:
Advisory fees	1,825	1,620	1,768	2,038	10,953	11,680	2,134
Administrative fees	228	202	208	226	1,685	1,460	213
Investment securities purchased	72,004	99,392	74,172	91,799	7,011,947	-	66,440
Dividends	-	-	-	-	-	-	-
Trustee fees	42	40	41	47	132	202	39
Forward foreign currency contracts	-	-	-	-	-	123,071	-
Other accrued expenses	6,102	6,149	6,539	6,658	4,940	6,256	6,420
Return of collateral for securities loaned	-	-	-	-	-	-	-
Total liabilities	80,201	107,403	82,728	100,768	7,029,657	142,669	75,266
Net assets	$ 2,882,799	$ 2,592,747	$ 2,751,132	$ 2,973,329	$ 20,888,430	$ 18,211,330	$ 2,785,516

Net assets consist of:
Paid-in capital	$ 5,063,795	$ 5,072,584	$ 5,040,457	$ 5,032,128	$ 20,000,000	$ 19,561,190	$ 5,016,648
Undistributed (excess of distributions over)
net investment income (loss)	17,822	13,767	8,256	5,673	257,893	495,925	(737)
Accumulated net realized gain (loss)	(1,379,683)	(2,116,416)	(1,881,501)	(1,686,426)	389,123	(1,507,896)	(1,151,259)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(819,135)	(377,188)	(416,080)	(378,046)	241,414	(337,889)	(1,079,136)
	$ 2,882,799	$ 2,592,747	$ 2,751,132	$ 2,973,329	$ 20,888,430	$ 18,211,330	$ 2,785,516

Class A
Net assets	$ 2,306,231	$ 2,074,221	$ 2,200,918	$ 2,378,677	$ 16,710,744	$ 17,290,297	$ 2,228,203
Shares outstanding (no par value),
unlimited shares authorized	408,860	411,544	406,212	404,478	1,603,190	1,876,445	402,828
Net asset value per share	$ 5.64	$ 5.04	$ 5.42	$ 5.88	$ 10.42	$ 9.21	$ 5.53
Maximum sales load	5.75%	5.75%	5.75%	5.75%	3.75%	3.75%	5.75%
Maximum offering price per share	$ 5.98	$ 5.35	$ 5.75	$ 6.24	$ 10.82	$ 9.57	$ 5.87

Class C
Net assets	$ 576,568	$ 518,526	$ 550,214	$ 594,652	$ 4,177,686	$ 921,033	$ 557,313
Shares outstanding (no par value),
unlimited shares authorized	102,215	102,886	101,553	101,119	400,798	100,004	100,705
Net asset value and maximum offering price
per share	$ 5.64	$ 5.04	$ 5.42	$ 5.88	$ 10.42	$ 9.21	$ 5.53

(a) Investments - unaffiliated, at cost	$ 3,690,924	$ 2,963,907	$ 3,166,600	$ 3,350,883	$ 20,197,217	$ 17,844,099	$ 3,858,334
(b) Investments - affiliated, at cost	4,683	1,334	10,810	7,451	5,207,543	398,895	6,139
(c) Total investments, at cost	3,695,607	2,965,241	3,177,410	3,358,334	25,404,760	18,242,994	3,864,473
(d) Including value of securities on loan	-	-	-	-	-	-	-
(e) Foreign currency cost	-	-	-	-	-	89,307	54,777

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	European 30	Pacific Rim 30
Assets	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund	Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ 3,128,492	$ 2,613,615	$ 2,337,493	$ 9,395,129	$ 2,198,274	$ 1,830,904	$ 2,690,570
Investments - affiliated, at value (b)	4,213	1,018	23,930	3,340	7,946	-	-
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	3,132,705	2,614,633	2,361,423	9,398,469	2,206,220	1,830,904	2,690,570
Cash	-	-	-	-	-	-	-
Foreign currency (e)	142,988	48,270	60,304	2,661	33,651	8,423	2,407
Receivables:
Adviser expense reimbursement	-	-	-	-	-	2,322	1,114
Investment securities sold	-	-	10,804	45,767	12,723	8,566	-
Dividends and interest	12,652	616	5,264	73,218	11,093	9,095	11,473
Forward foreign currency contracts	-	-	-	-	-	20	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	155	-	684	-	-	2,491	-
Other assets	570	540	520	64	540	15	23
Total assets	3,289,070	2,664,059	2,438,999	9,520,179	2,264,227	1,861,836	2,705,587

Liabilities
Cash overdraft	-	-	-	-	-	669	792
Payables:
Advisory fees	2,564	2,178	1,914	5,767	1,832	937	1,422
Administrative fees	256	207	182	577	183	144	219
Investment securities purchased	-	27,572	51,121	43,790	8,991	15,173	-
Dividends	-	-	-	-	-	-	-
Trustee fees	54	37	36	79	38	12	19
Forward foreign currency contracts	-	-	-	-	-	-	-
Other accrued expenses	6,343	6,253	6,364	6,329	6,305	5,027	5,031
Return of collateral for securities loaned	-	-	-	2,296,292	-	-	-
Total liabilities	9,217	36,247	59,617	2,352,834	17,349	21,962	7,483
Net assets	$ 3,279,853	$ 2,627,812	$ 2,379,382	$ 7,167,345	$ 2,246,878	$ 1,839,874	$ 2,698,104

Net assets consist of:
Paid-in capital	$ 5,066,719	$ 4,997,678	$ 5,007,364	$ 10,073,714	$ 5,169,283	$ 2,000,000	$ 3,000,000
Undistributed (excess of distributions over)
net investment income (loss)	7,608	(14,539)	(2,256)	38,055	33,190	23,454	23,843
Accumulated net realized gain (loss)	(277,898)	(1,753,860)	(1,668,433)	(415,219)	(823,713)	(9,520)	3,256
Net unrealized appreciation (depreciation) on
investments and foreign currency	(1,516,576)	(601,467)	(957,293)	(2,529,205)	(2,131,882)	(174,060)	(328,995)
	$ 3,279,853	$ 2,627,812	$ 2,379,382	$ 7,167,345	$ 2,246,878	$ 1,839,874	$ 2,698,104

Class A*
Net assets	$ 2,623,880	$ 2,102,184	$ 1,903,527	$ 5,733,799	$ 1,797,494	$ 1,472,386	$ 2,158,712
Shares outstanding (no par value),
unlimited shares authorized	409,062	400,000	401,437	807,991	430,162	160,305	240,465
Net asset value per share	$ 6.41	$ 5.26	$ 4.74	$ 7.10	$ 4.18	$ 9.18	$ 8.98
Maximum sales load	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share	$ 6.80	$ 5.58	$ 5.03	$ 7.53	$ 4.44	$ 9.74	$ 9.53

Class C
Net assets	$ 655,973	$ 525,628	$ 475,855	$ 1,433,546	$ 449,384	$ 367,488	$ 539,392
Shares outstanding (no par value),
unlimited shares authorized	102,266	100,000	100,359	201,998	107,540	40,076	60,116
Net asset value and maximum offering price
per share	$ 6.41	$ 5.26	$ 4.74	$ 7.10	$ 4.18	$ 9.17	$ 8.97

(a) Investments - unaffiliated, at cost	$ 4,635,800	$ 3,215,171	$ 3,295,555	$ 11,924,132	$ 4,330,882	$ 2,005,161	$ 3,019,608
(b) Investments - affiliated, at cost	4,213	1,018	23,930	3,340	7,946	-	-
(c) Total investments, at cost	4,640,013	3,216,189	3,319,485	11,927,472	4,338,828	2,005,161	3,019,608
(d) Including value of securities on loan	-	-	-	2,182,149	-	-	-
(e) Foreign currency cost	152,298	48,110	59,486	2,694	32,882	8,349	2,375

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2009

	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	JNL
	Global Basics	Global Leaders	Pan European	Money Market
Assets	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ 4,760,873	$ 4,758,478	$ 4,716,182	$ 446,988,361
Investments - affiliated, at value (b)	22,689	45,793	6,922	-
Repurchase agreements (a)	-	-	-	74,700,000
Total investments, at value (c)	4,783,562	4,804,271	4,723,104	521,688,361
Cash	-	-	-	-
Foreign currency (e)	64,622	146,240	214,767	-
Receivables:
Adviser expense reimbursement	-	-	-	-
Investment securities sold	19,494	28,868	96,170	-
Dividends and interest	4,739	11,396	9,083	217,148
Forward foreign currency contracts	-	-	-	-
Variation margin	-	-	-	-
Foreign taxes recoverable	286	873	1,950	-
Other assets	39	39	41	5,329
Total assets	4,872,742	4,991,687	5,045,115	521,910,838

Liabilities
Cash overdraft	-	-	-	40,900
Payables:
Advisory fees	4,041	4,125	4,125	94,894
Administrative fees	385	393	393	-
Investment securities purchased	-	-	-	-
Dividends	-	-	-	129,328
Trustee fees	32	32	32	8,880
Forward foreign currency contracts	-	-	-	-
Other accrued expenses	4,871	4,872	4,859	6,113
Return of collateral for securities loaned	-	-	-	-
Total liabilities	9,329	9,422	9,409	280,115

Net assets consist of:
Paid-in capital	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 521,522,848
Undistributed (excess of distributions over)
net investment income (loss)	10,371	19,219	5,848	-
Accumulated net realized gain (loss)	5,268	(94,934)	(95,022)	107,875
Net unrealized appreciation (depreciation) on
investments and foreign currency	(152,226)	57,980	124,880	-
	$ 4,863,413	$ 4,982,265	$ 5,035,706	$ 521,630,723

Class A*
Net assets	$ 3,890,734	$ 3,985,816	$ 4,028,568	$ 521,630,723
Shares outstanding (no par value),
unlimited shares authorized	381,602	379,906	397,460	521,522,848
Net asset value per share	$ 10.20	$ 10.49	$ 10.14	$ 1.00
Maximum sales load	5.75%	5.75%	5.75%	n/a
Maximum offering price per share	$ 10.82	$ 11.13	$ 10.76	n/a

Class C
Net assets	$ 972,679	$ 996,449	$ 1,007,138	n/a
Shares outstanding (no par value),
unlimited shares authorized	95,401	94,977	99,365	n/a
Net asset value and maximum offering price
per share	$ 10.20	$ 10.49	$ 10.14	n/a

(a) Investments - unaffiliated, at cost	$ 4,914,406	$ 4,700,953	$ 4,595,561	$ 521,688,361
(b) Investments - affiliated, at cost	22,689	45,793	6,922	-
(c) Total investments, at cost	4,937,095	4,746,746	4,602,483	521,688,361
(d) Including value of securities on loan	-	-	-	-
(e) Foreign currency cost	63,332	145,824	211,082	-

* The JNL Money Market Fund offers only an Institutional Class of shares.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Total Return	Asia Pacific ex-Japan	Asia ex-Japan
Investment income	Fund	Fund	Fund	Fund	Fund (b)	Bond Fund	Fund
Dividends (a)	$ 47,270	$ 41,987	$ 30,624	$ 35,588	$ 14,976	$ 3,912	$ 18,576
Foreign taxes withheld	-	-	-	-	-	(27,212)	(2,018)
Interest	46	47	-	-	295,724	528,878	8
Securities lending	52	84	480	890	-	-	636
Total investment income	47,368	42,118	31,104	36,478	310,700	505,578	17,202

Expenses
Advisory fees	10,651	9,214	10,090	11,738	41,073	67,843	11,128
Administrative fees	1,331	1,151	1,187	1,304	6,319	8,480	1,113
Legal fees	17	16	16	18	76	94	14
Trustee fees	56	50	51	52	266	96	46
Audit fees	5,667	5,667	5,667	5,667	4,807	5,668	5,667
Custody fees	65	77	-	48	65	-	-
Other expenses	89	85	73	91	201	-	63
Total expenses	17,876	16,260	17,084	18,918	52,807	82,181	18,031
Expense reimbursement	-	96	-	-	-	-	-
Net expenses	17,876	16,164	17,084	18,918	52,807	82,181	18,031
Net investment income (loss)	29,492	25,954	14,020	17,560	257,893	423,397	(829)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(743,137)	(1,105,850)	(1,098,759)	(1,134,740)	389,123	(485,759)	(910,998)
Foreign currency related items	-	-	-	-	-	(937,370)	(3,436)
Brokerage commissions recaptured	85	136	91	65	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	577,402	1,011,571	1,002,800	904,353	222,298	2,220,223	1,426,162
Foreign currency related items	-	-	-	-	-	417,845	1,978
Futures contracts	-	-	-	-	19,116	-	-
Net realized and unrealized gain (loss)	(165,650)	(94,143)	(95,868)	(230,322)	630,537	1,214,939	513,706

Net increase (decrease) in net assets from operations	$ (136,158)	$ (68,189)	$ (81,848)	$ (212,762)	$ 888,430	$ 1,638,336	$ 512,877

(a) Dividends from affiliated investments	$ 83	$ 57	$ 49	$ 37	$ 10,108	$ 3,912	$ 93
(b) Period from December 29, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	European 30	Pacific Rim 30
Investment income	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund	Fund (b)	Fund (b)
Dividends (a)	$ 32,150	$ 4,484	$ 16,300	$ 77,293	$ 93,507	$ 35,852	$ 35,673
Foreign taxes withheld	(2,553)	(61)	(2,256)	(5,409)	(7,861)	(4,764)	(863)
Interest	42	6	-	-	17	-	-
Securities lending	368	542	750	9,641	1,723	-	-
Total investment income	30,007	4,971	14,794	81,525	87,386	31,088	34,810

Expenses
Advisory fees	14,076	11,695	10,112	33,455	11,011	3,527	5,344
Administrative fees	1,408	1,114	963	3,346	1,101	543	822
Legal fees	17	14	12	40	14	7	11
Trustee fees	55	45	39	133	46	25	38
Audit fees	5,667	5,667	5,667	5,667	5,667	5,790	5,790
Custody fees	365	796	8	323	99	8	12
Other expenses	51	157	226	177	85	56	64
Total expenses	21,639	19,488	17,027	43,141	18,023	9,956	12,081
Expense reimbursement	-	-	-	-	-	2,322	1,114
Net expenses	21,639	19,488	17,027	43,141	18,023	7,634	10,967
Net investment income (loss)	8,368	(14,517)	(2,233)	38,384	69,363	23,454	23,843

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(75,799)	(460,030)	(1,226,129)	(181,287)	(505,406)	(954)	-
Foreign currency related items	(10,460)	(2,679)	(4,571)	10,280	(1,589)	(8,566)	3,256
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	536,938	770,999	1,662,389	426,074	369,189	(174,257)	(329,038)
Foreign currency related items	4,402	(307)	1,980	(5,832)	457	197	43
Futures contracts	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	455,081	307,983	433,669	249,235	(137,349)	(183,580)	(325,739)

Net increase (decrease) in net assets from operations	$ 463,449	$ 293,466	$ 431,436	$ 287,619	$ (67,986)	$ (160,126)	$ (301,896)

(a) Dividends from affiliated investments	$ 227	$ 143	$ 97	$ 23	$ 21	$ 34	$ 52
(b) Period from December 29, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	JNL
	Global Basics	Global Leaders	Pan European	Money Market
Investment income	Fund (b)	Fund (b)	Fund (b)	Fund
Dividends (a)	$ 32,620	$ 44,636	$ 33,193	$ 466
Foreign taxes withheld	(790)	(3,824)	(5,666)	-
Interest	28	42	206	3,010,286
Securities lending	-	-	-	-
Total investment income	31,858	40,854	27,733	3,010,752

Expenses
Advisory fees	15,064	15,200	15,427	510,333
Administrative fees	1,435	1,447	1,469	-
Legal fees	19	19	19	2,782
Trustee fees	65	65	65	9,397
Audit fees	4,807	4,807	4,807	-
Custody fees	17	17	18	-
Other expenses	80	80	80	7,913
Total expenses	21,487	21,635	21,885	530,425
Expense reimbursement	-	-	-	-
Net expenses	21,487	21,635	21,885	530,425
Net investment income	10,371	19,219	5,848	2,480,327

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(7,602)	(94,479)	(108,957)	38,960
Foreign currency related items	12,870	(455)	13,935	-
Brokerage commissions recaptured	-	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	(153,533)	57,525	120,621	-
Foreign currency related items	1,307	455	4,259	-
Futures contracts	-	-	-	-
Net realized and unrealized gain (loss)	(146,958)	(36,954)	29,858	38,960

Net increase (decrease) in net assets from operations	$ (136,587)	$ (17,735)	$ 35,706	$ 2,519,287

(a) Dividends from affiliated investments	$ 261	$ 388	$ 111	$ -
(b) Period from December 29, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Total Return	Asia Pacific ex-Japan	Asia ex-Japan
Operations	Fund	Fund	Fund	Fund	Fund (a)	Bond Fund	Fund
Net investment income (loss)	$ 29,492	$ 25,954	$ 14,020	$ 17,560	$ 257,893	$ 423,397	$ (829)
Net realized gain (loss)	(743,052)	(1,105,714)	(1,098,668)	(1,134,675)	389,123	(1,423,129)	(914,434)
Net change in unrealized appreciation (depreciation)	577,402	1,011,571	1,002,800	904,353	241,414	2,638,068	1,428,140
Net increase (decrease) in net assets from
operations	$ (136,158)	$ (68,189)	$ (81,848)	$ (212,762)	$ 888,430	$ 1,638,336	$ 512,877

Distributions to shareholders
From net investment income
Class A	(51,036)	(58,067)	(32,366)	(25,702)	-	(598)	(13,318)
Class C	(12,759)	(14,517)	(8,091)	(6,426)	-	(32)	(3,330)
From net realized gains
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Total distributions to shareholders	(63,795)	(72,584)	(40,457)	(32,128)	-	(630)	(16,648)

Share transactions¹
Proceeds from the sale of shares
Class A	-	-	-	-	16,000,000	-	-
Class C	-	-	-	-	4,000,000	-	-
Reinvestment of distributions
Class A	51,036	58,067	32,366	25,702	-	598	13,318
Class C	12,759	14,517	8,091	6,426	-	32	3,330
Cost of shares redeemed
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Net increase in net assets from
share transactions	63,795	72,584	40,457	32,128	20,000,000	630	16,648

Net increase (decrease) in net assets	(136,158)	(68,189)	(81,848)	(212,762)	20,888,430	1,638,336	512,877

Net assets beginning of period	3,018,957	2,660,936	2,832,980	3,186,091	-	16,572,994	2,272,639

Net assets end of period	$ 2,882,799	$ 2,592,747	$ 2,751,132	$ 2,973,329	$ 20,888,430	$ 18,211,330	$ 2,785,516

Undistributed (excess of distributions over)
net investment income (loss)	$ 17,822	$ 13,767	$ 8,256	$ 5,673	$ 257,893	$ 495,925	$ (737)
(a) Period from December 29, 2008 (commencement of operations)

¹Share transactions
Shares sold
Class A	-	-	-	-	1,603,190	-	-
Class C	-	-	-	-	400,798	-	-
Reinvestment of distributions
Class A	8,860	11,544	6,212	4,478	-	67	2,828
Class C	2,215	2,886	1,553	1,119	-	4	705
Shares redeemed
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Net increase
Class A	8,860	11,544	6,212	4,478	1,603,190	67	2,828

Class C	2,215	2,886	1,553	1,119	400,798	4	705
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 761,168	$ 1,085,403	$ 1,041,486	$ 1,157,508	$ 74,893,313	$ 9,052,497	$ 696,684
Proceeds from sales of securities	733,420	1,062,566	1,028,937	1,144,665	55,108,605	7,458,669	666,841

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	European 30	Pacific Rim 30
Operations	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund	Fund (a)	Fund (a)
Net investment income (loss)	$ 8,368	$ (14,517)	$ (2,233)	$ 38,384	$ 69,363	$ 23,454	$ 23,843
Net realized gain (loss)	(86,259)	(462,709)	(1,230,700)	(171,007)	(506,995)	(9,520)	3,256
Net change in unrealized appreciation (depreciation)	541,340	770,692	1,664,369	420,242	369,646	(174,060)	(328,995)
Net increase (decrease) in net assets from
operations	$ 463,449	$ 293,466	$ 431,436	$ 287,619	$ (67,986)	$ (160,126)	$ (301,896)

Distributions to shareholders
From net investment income
Class A	(53,375)	-	(5,891)	(58,971)	(135,426)	-	-
Class C	(13,344)	-	(1,473)	(14,743)	(33,857)	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Total distributions to shareholders	(66,719)	-	(7,364)	(73,714)	(169,283)	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	-	-	-	-	-	1,600,000	2,400,000
Class C	-	-	-	-	-	400,000	600,000
Reinvestment of distributions
Class A	53,375	-	5,891	58,971	135,426	-	-
Class C	13,344	-	1,473	14,743	33,857	-	-
Cost of shares redeemed
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Net increase in net assets from
share transactions	66,719	-	7,364	73,714	169,283	2,000,000	3,000,000

Net increase (decrease) in net assets	463,449	293,466	431,436	287,619	(67,986)	1,839,874	2,698,104

Net assets beginning of period	2,816,404	2,334,346	1,947,946	6,879,726	2,314,864	-	-

Net assets end of period	$ 3,279,853	$ 2,627,812	$ 2,379,382	$ 7,167,345	$ 2,246,878	$ 1,839,874	$ 2,698,104

Undistributed (excess of distributions over)
net investment income (loss)	$ 7,608	$ (14,539)	$ (2,256)	$ 38,055	$ 33,190	$ 23,454	$ 23,843
(a) Period from December 29, 2008 (commencement of operations)

¹Share transactions
Shares sold
Class A	-	-	-	-	-	160,305	240,465
Class C	-	-	-	-	-	40,076	60,116
Reinvestment of distributions
Class A	9,062	-	1,437	7,991	30,162	-	-
Class C	2,266	-	359	1,998	7,540	-	-
Shares redeemed
Class A	-	-	-	-	-	-	-
Class C	-	-	-	-	-	-	-
Net increase
Class A	9,062	-	1,437	7,991	30,162	160,305	240,465

Class C	2,266	-	359	1,998	7,540	40,076	60,116
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 244,217	$ 684,296	$ 821,015	$ 1,429,006	$ 464,074	$ 2,016,351	$ 3,019,608
Proceeds from sales of securities	47,201	576,173	820,851	1,385,937	366,882	10,237	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended April 30, 2009

	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	JNL
	Global Basics	Global Leaders	Pan European	Money Market
Operations	Fund (a)	Fund (a)	Fund (a)	Fund
Net investment income	$ 10,371	$ 19,219	$ 5,848	$ 2,480,327
Net realized gain (loss)	5,268	(94,934)	(95,022)	38,960
Net change in unrealized appreciation (depreciation)	(152,226)	57,980	124,880	-
Net increase (decrease) in net assets from
operations	$ (136,587)	$ (17,735)	$ 35,706	$ 2,519,287

Distributions to shareholders
From net investment income
Class A	-	-	-	(2,560,682)
Class C	-	-	-	-
From net realized gains
Class A	-	-	-	-
Class C	-	-	-	-
Total distributions to shareholders	-	-	-	(2,560,682)

Share transactions¹
Proceeds from the sale of shares
Class A	4,000,000	4,000,000	4,000,000	3,777,751,714
Class C	1,000,000	1,000,000	1,000,000	-
Reinvestment of distributions
Class A	-	-	-	-
Class C	-	-	-	-
Cost of shares redeemed
Class A	-	-	-	(3,761,013,215)
Class C	-	-	-	-
Net increase in net assets from
share transactions	5,000,000	5,000,000	5,000,000	16,738,499

Net increase in net assets	4,863,413	4,982,265	5,035,706	16,697,104

Net assets beginning of period	-	-	-	504,933,619

Net assets end of period	$ 4,863,413	$ 4,982,265	$ 5,035,706	$ 521,630,723

Undistributed (excess of distributions over)
net investment income (loss)	$ 10,371	$ 19,219	$ 5,848	$ -
(a) Period from December 29, 2008 (commencement of operations)

¹Share transactions
Shares sold
Class A	381,602	379,906	397,460	3,777,751,714
Class C	95,401	94,977	99,365	-
Reinvestment of distributions
Class A	-	-	-	-
Class C	-	-	-	-
Shares redeemed
Class A	-	-	-	(3,761,013,215)
Class C	-	-	-	-
Net increase (decrease)
Class A	381,602	379,906	397,460	16,738,499

Class C	95,401	94,977	99,365	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 5,145,702	$ 5,781,218	$ 5,810,098	$ -
Proceeds from sales of securities	223,694	985,785	1,105,580	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Year Ended October 31, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Asia Pacific ex-Japan	Asia ex-Japan
Operations	Fund (a)	Fund (a)	Fund (a)	Fund (a)	Bond Fund (a)	Fund (a)
Net investment income	$ 52,125	$ 60,397	$ 34,693	$ 20,241	$ 457,307	$ 32,694
Net realized loss	(636,631)	(1,010,702)	(782,833)	(551,751)	(908,356)	(252,779)
Net change in unrealized appreciation (depreciation)	(1,396,537)	(1,388,759)	(1,418,880)	(1,282,399)	(2,975,957)	(2,507,276)
Net increase (decrease) in net assets from
operations	(1,981,043)	(2,339,064)	(2,167,020)	(1,813,909)	(3,427,006)	(2,727,361)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	4,000,000	4,000,000	4,000,000	4,000,000	19,000,000	4,000,000
Class C	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Cost of shares redeemed
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net increase (decrease) in net assets from
share transactions	5,000,000	5,000,000	5,000,000	5,000,000	20,000,000	5,000,000

Net increase (decrease) in net assets	3,018,957	2,660,936	2,832,980	3,186,091	16,572,994	2,272,639

Net assets beginning of period	-	-	-	-	-	-

Net assets end of period	$ 3,018,957	$ 2,660,936	$ 2,832,980	$ 3,186,091	$ 16,572,994	$ 2,272,639

Undistributed net investment income	$ 52,125	$ 60,397	$ 34,693	$ 20,241	$ 73,158	$ 16,740

(a) Period from December 27, 2007 (commencement of operations)

¹Share transactions
Shares sold
Class A	400,000	400,000	400,000	400,000	1,876,378	400,000
Class C	100,000	100,000	100,000	100,000	100,000	100,000
Shares redeemed
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net increase
Class A	400,000	400,000	400,000	400,000	1,876,378	400,000

Class C	100,000	100,000	100,000	100,000	100,000	100,000
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 6,561,207	$ 7,590,794	$ 8,645,304	$ 8,099,868	$ 28,561,009	$ 8,080,025
Proceeds from sales of securities	(1,518,195)	(2,534,673)	(3,609,463)	(3,075,277)	(11,174,511)	(3,103,740)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets

	For the Period Ended October 31, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	JNL Money Market Fund
	Perspective	Perspective	Perspective	Perspective	Perspective	For the Year Ended
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	October 31,
Operations	Infrastructure Fund (a)	Fund (a)	ex-Japan Fund (a)	Fund (a)	Estate Fund (a)	2008
Net investment income	$ 71,605	$ 15,542	$ 22,451	$ 94,231	$ 152,306	$ 17,585,681
Net realized gain (loss)	(197,285)	(1,309,037)	(452,843)	(265,058)	(335,914)	173,832
Net change in unrealized appreciation (depreciation)	(2,057,916)	(1,372,159)	(2,621,662)	(2,949,447)	(2,501,528)	-
Net increase (decrease) in net assets from
operations	(2,183,596)	(2,665,654)	(3,052,054)	(3,120,274)	(2,685,136)	17,759,513

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	(17,610,243)
Class C	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	(17,610,243)

Share transactions¹
Proceeds from the sale of shares
Class A	4,000,000	4,000,000	4,000,000	8,000,000	4,000,000	11,296,287,021
Class C	1,000,000	1,000,000	1,000,000	2,000,000	1,000,000	-
Cost of shares redeemed
Class A	-	-	-	-	-	(11,332,805,738)
Class C	-	-	-	-	-	-
Net increase (decrease) in net assets from
share transactions	5,000,000	5,000,000	5,000,000	10,000,000	5,000,000	(36,518,717)

Net increase (decrease) in net assets	2,816,404	2,334,346	1,947,946	6,879,726	2,314,864	(36,369,447)

Net assets beginning of period	-	-	-	-	-	541,303,066

Net assets end of period	$ 2,816,404	$ 2,334,346	$ 1,947,946	$ 6,879,726	$ 2,314,864	$ 504,933,619

Undistributed (excess of distributions over)
net investment income	$ 65,959	$ (22)	$ 7,341	$ 73,385	$ 133,110	$ -
(a) Period from December 27, 2007 (commencement of operations)

¹Share transactions
Shares sold
Class A	400,000	400,000	400,000	800,000	400,000	11,296,287,021
Class C	100,000	100,000	100,000	200,000	100,000	-
Shares redeemed
Class A	-	-	-	-	-	(11,332,805,738)
Class C	-	-	-	-	-	-
Net increase (decrease)
Class A	400,000	400,000	400,000	800,000	400,000	(36,518,717)

Class C	100,000	100,000	100,000	200,000	100,000	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 4,970,387	$ 8,735,885	$ 7,929,484	$ 13,080,098	$ 5,805,478	$ -
Proceeds from sales of securities	(264,164)	(3,877,658)	(2,970,407)	(3,073,797)	(759,732)	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Financial Highlights

													Assuming No Expense
													Reimbursement
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (b)				Net Realized					Ratio of	Investment	Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset	Supplemental Data			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	Net Assets,	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (c)	End of Period	Turnover	Assets (d)	Net Assets (d)	Assets (d)	Net Assets (d)
Jackson Perspective Core Equity Fund

Class A

4/30/2009	$ 6.04	$ 0.06	$ (0.33)	$ (0.27)	$ (0.13)	$ -	$ 5.64	(4.55)%	$ 2,306,231	27%	1.34%	2.21%	1.34%	2.21%
12/27/2007 (a) - 10/31/2008	10.00	0.10	(4.06)	(3.96)	-	-	6.04	(39.60)	2,415,158	39	1.24	1.44	1.24	1.44

Class C

4/30/2009	6.04	0.06	(0.33)	(0.27)	(0.13)	-	5.64	(4.55)	576,568	27	1.34	2.21	1.34	2.21
12/27/2007 (a) - 10/31/2008	10.00	0.10	(4.06)	(3.96)	-	-	6.04	(39.60)	603,799	39	1.24	1.44	1.24	1.44

Jackson Perspective Large Cap Value Fund

Class A

4/30/2009	5.32	0.05	(0.18)	(0.13)	(0.15)	-	5.04	(2.53)	2,074,221	45	1.40	2.25	1.41	2.24
12/27/2007 (a) - 10/31/2008	10.00	0.12	(4.80)	(4.68)	-	-	5.32	(46.80)	2,128,740	66	1.25	1.71	1.25	1.71

Class C

4/30/2009	5.32	0.05	(0.18)	(0.13)	(0.15)	-	5.04	(2.53)	518,526	45	1.41	2.24	1.41	2.24
12/27/2007 (a) - 10/31/2008	10.00	0.12	(4.80)	(4.68)	-	-	5.32	(46.80)	532,196	66	1.25	1.71	1.25	1.71

Jackson Perspective Mid Cap Value Fund

Class A

4/30/2009	5.67	0.03	(0.20)	(0.17)	(0.08)	-	5.42	(2.92)	2,200,918	39	1.44	1.18	1.44	1.18
12/27/2007 (a) - 10/31/2008	10.00	0.07	(4.40)	(4.33)	-	-	5.67	(43.30)	2,266,396	88	1.29	0.92	1.29	0.92

Class C

4/30/2009	5.67	0.03	(0.20)	(0.17)	(0.08)	-	5.42	(2.92)	550,214	39	1.44	1.18	1.44	1.18
12/27/2007 (a) - 10/31/2008	10.00	0.07	(4.40)	(4.33)	-	-	5.67	(43.30)	566,584	88	1.29	0.92	1.29	0.92

Jackson Perspective Small Cap Value Fund

Class A

4/30/2009	6.37	0.03	(0.46)	(0.43)	(0.06)		-	5.88	(6.66)	2,378,677	43	1.45	1.35	1.45	1.35
12/27/2007 (a) - 10/31/2008	10.00	0.04	(3.67)	(3.63)	-		-	6.37	(36.30)	2,548,887	73	1.33	0.53	1.33	0.53

Class C

4/30/2009	6.37	0.03	(0.46)	(0.43)	(0.06)		-	5.88	(6.66)	594,652	43	1.45	1.35	1.45	1.35
12/27/2007 (a) - 10/31/2008	10.00	0.04	(3.67)	(3.63)	-		-	6.37	(36.30)	637,204	73	1.33	0.53	1.33	0.53

Jackson Perspective Total Return Fund

Class A

12/29/2008 (a) - 4/30/2009	10.00	0.14	0.28	0.42	-		-	10.42	4.20	16,710,744	279	0.83	4.04	0.83	4.04

Class C

12/29/2008 (a) - 4/30/2009	10.00	0.14	0.28	0.42	-		-	10.42	4.20	4,177,686	279	0.83	4.04	0.83	4.04

Jackson Perspective Asia Pacific ex-Japan Bond Fund

Class A

4/30/2009	8.39	0.21	0.61	0.82	0.00	(e)	-	9.21	9.78	17,290,297	48	0.98	4.99	0.98	4.99
12/27/2007 (a) - 10/31/2008	10.00	0.26	(1.87)	(1.61)	-		-	8.39	(16.10)	15,734,751	86	1.04	3.25	1.04	3.25

Class C

4/30/2009	8.38	0.21	0.62	0.83	0.00	(e)	-	9.21	9.91	921,033	48	0.98	4.99	0.98	4.99
12/27/2007 (a) - 10/31/2008	10.00	0.26	(1.88)	(1.62)	-		-	8.38	(16.20)	838,243	86	1.04	3.25	1.04	3.25

Jackson Perspective Asia ex-Japan Fund

Class A

4/30/2009	$ 4.54	$ -	$ 1.02	$ 1.02	$ (0.03)	$ -	$ 5.53	25.15%	$ 2,228,203	30%	1.62%	(0.07)%	1.62%	(0.07)%
12/27/2007 (a) - 10/31/2008	10.00	0.07	(5.53)	(5.46)	-	-	4.54	(54.60)	1,817,932	86	1.62	0.92	1.62	0.92

Class C

4/30/2009	4.55	-	1.01	1.01	(0.03)	-	5.53	25.15	557,313	30	1.62	(0.07)	1.62	(0.07)
12/27/2007 (a) - 10/31/2008	10.00	0.07	(5.52)	(5.45)	-	-	4.55	(54.50)	454,707	86	1.62	0.92	1.62	0.92

Jackson Perspective Asia ex-Japan Infrastructure Fund

Class A

4/30/2009	5.63	0.02	0.89	0.91	(0.13)	-	6.41	16.43	2,623,880	2	1.54	0.59	1.54	0.59
12/27/2007 (a) - 10/31/2008	10.00	0.14	(4.51)	(4.37)	-	-	5.63	(43.70)	2,253,121	8	1.53	1.98	1.53	1.98

Class C

4/30/2009	5.63	0.02	0.89	0.91	(0.13)	-	6.41	16.43	655,973	2	1.54	0.59	1.54	0.59
12/27/2007 (a) - 10/31/2008	10.00	0.14	(4.51)	(4.37)	-	-	5.63	(43.70)	563,283	8	1.53	1.98	1.53	1.98

Jackson Perspective China-India Fund

Class A

4/30/2009	4.67	(0.03)	0.62	0.59	-	-	5.26	12.63	2,102,184	26	1.75	(1.30)	1.75	(1.30)
12/27/2007 (a) - 10/31/2008	10.00	0.03	(5.36)	(5.33)	-	-	4.67	(53.30)	1,867,418	120	1.59	0.49	1.59	0.49

Class C

4/30/2009	4.67	(0.03)	0.62	0.59	-	-	5.26	12.63	525,628	26	1.75	(1.30)	1.75	(1.30)
12/27/2007 (a) - 10/31/2008	10.00	0.03	(5.36)	(5.33)	-	-	4.67	(53.30)	466,928	120	1.59	0.49	1.59	0.49

Jackson Perspective Emerging Asia ex-Japan Fund

Class A

4/30/2009	3.90	-	0.85	0.85	(0.01)	-	4.74	21.98	1,903,527	43	1.77	(0.23)	1.77	(0.23)
12/27/2007 (a) - 10/31/2008	10.00	0.04	(6.14)	(6.10)	-	-	3.90	(61.00)	1,558,374	86	1.69	0.69	1.69	0.69

Class C

4/30/2009	3.90	-	0.85	0.85	(0.01)	-	4.74	21.98	475,855	43	1.77	(0.23)	1.77	(0.23)
12/27/2007 (a) - 10/31/2008	10.00	0.04	(6.14)	(6.10)	-	-	3.90	(61.00)	389,572	86	1.69	0.69	1.69	0.69

Jackson Perspective Japan Fund

Class A

4/30/2009	6.88	0.04	0.25	0.29	(0.07)	-	7.10	4.23	5,733,799	21	1.29	1.15	1.29	1.15
12/27/2007 (a) - 10/31/2008	10.00	0.09	(3.21)	(3.12)	-	-	6.88	(31.20)	5,503,707	37	1.29	1.23	1.29	1.23

Class C

4/30/2009	6.88	0.04	0.25	0.29	(0.07)	-	7.10	4.23	1,433,546	21	1.29	1.15	1.29	1.15
12/27/2007 (a) - 10/31/2008	10.00	0.09	(3.21)	(3.12)	-	-	6.88	(31.20)	1,376,019	37	1.29	1.23	1.29	1.23

Jackson Perspective Asian Pacific Real Estate Fund

Class A

4/30/2009	4.63	0.13	(0.27)	(0.14)	(0.31)	-	4.18	(2.91)	1,797,494	17	1.66	6.38	1.66	6.38
12/27/2007 (a) - 10/31/2008	10.00	0.30	(5.67)	(5.37)	-	-	4.63	(53.70)	1,851,883	22	1.51	4.39	1.51	4.39

Class C

4/30/2009	4.63	0.13	(0.27)	(0.14)	(0.31)	-	4.18	(2.91)	449,384	17	1.66	6.38	1.66	6.38
12/27/2007 (a) - 10/31/2008	10.00	0.30	(5.67)	(5.37)	-	-	4.63	(53.70)	462,981	22	1.51	4.39	1.51	4.39

Jackson Perspective European 30 Fund

Class A

12/29/2008 (a) - 4/30/2009	$ 10.00	$ 0.13	$ (0.95)	$ (0.82)	$ -	$ -	$ 9.18	(8.20)%	$ 1,472,386	1%	1.30%	4.39%	1.82%	3.87%

Class C

12/29/2008 (a) - 4/30/2009	10.00	0.11	(0.94)	(0.83)	-	-	9.17	(8.30)	367,488	1	1.82	3.87	1.82	3.87

Jackson Perspective Pacific Rim 30 Fund

Class A

12/29/2008 (a) - 4/30/2009	10.00	0.08	(1.10)	(1.02)	-	-	8.98	(10.20)	2,158,712	0	1.30	2.91	1.46	2.75

Class C

12/29/2008 (a) - 4/30/2009	10.00	0.08	(1.11)	(1.03)	-	-	8.97	(10.30)	539,392	0	1.46	2.75	1.46	2.75

Jackson Perspective Global Basics Fund

Class A

12/29/2008 (a) - 4/30/2009	10.00	0.02	0.18	0.20	-	-	10.20	2.00	3,890,734	6	1.48	0.72	1.48	0.72

Class C

12/29/2008 (a) - 4/30/2009	10.00	0.02	0.18	0.20	-	-	10.20	2.00	972,679	6	1.48	0.72	1.48	0.72

Jackson Perspective Global Leaders Fund

Class A

12/29/2008 (a) - 4/30/2009	10.00	0.04	0.45	0.49	-	-	10.49	4.90	3,985,816	27	1.48	1.32	1.48	1.32

Class C

12/29/2008 (a) - 4/30/2009	10.00	0.04	0.45	0.49	-	-	10.49	4.90	996,449	27	1.48	1.32	1.48	1.32

Jackson Perspective Pan European Fund

Class A

12/29/2008 (a) - 4/30/2009	10.00	0.01	0.13	0.14	-		-	10.14	1.40	4,028,568	30	1.48	0.39	1.48	0.39

Class C

12/29/2008 (a) - 4/30/2009	10.00	0.01	0.13	0.14	-		-	10.14	1.40	1,007,138	30	1.48	0.39	1.48	0.39

JNL Money Market Fund

4/30/2009	1.00	0.00	-	0.00	0.00	(e)	-	1.00	0.48	521,630,723	n/a	0.21	0.97	0.21	0.97
10/31/2008	1.00	0.03	-	0.03	(0.03)		-	1.00	3.10	504,933,619	n/a	0.21	3.14	n/a	n/a
10/31/2007	1.00	0.05	-	0.05	(0.05)		-	1.00	5.23	541,303,066	n/a	0.21	5.10	n/a	n/a
10/31/2006	1.00	0.05	-	0.05	(0.05)		-	1.00	4.74	300,960,318	n/a	0.22	4.66	n/a	n/a

(a) Commencement of operations.
(b) Calculated using the average shares method.

(c) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Annualized for periods less than one year.
(e) Distributions of $0.00 represent amounts less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies. The Trust currently consists of twenty-five (25) separate Funds. The following Funds (each a “Fund”, and collectively, “Funds”) are included in this report: the Jackson Perspective Core Equity Fund, the Jackson Perspective Large Cap Value Fund, the Jackson Perspective Mid Cap Value Fund, the Jackson Perspective Small Cap Value Fund, and the Jackson Perspective Total Return Fund (all for which PPM America, Inc. serves as the sub-adviser); the Jackson Perspective Asia Pacific ex-Japan Bond Fund, the Jackson Perspective Asia ex-Japan Fund, the Jackson Perspective Asia ex-Japan Infrastructure Fund, the Jackson Perspective China-India Fund, the Jackson Perspective Emerging Asia ex-Japan Fund, the Jackson Perspective Japan Fund, and the Jackson Perspective Asian Pacific Real Estate Fund (all for which Prudential Asset Management (Singapore) Limited serves as sub-adviser); the Jackson Perspective Global Basics Fund, the Jackson Perspective Global Leaders Fund, and the Jackson Perspective Pan European Fund (all for which M&G Investment Management Limited serves as sub-adviser); the Jackson Perspective European 30 Fund and Jackson Perspective Pacific Rim 30 Fund (all for which Mellon Capital Management Corporation serves as sub-adviser); and the JNL Money Market Fund (for which Wellington Management Company, LLP serves as sub-adviser). The Jackson Perspective Core Equity Fund, the Jackson Perspective Large Cap Value Fund, the Jackson Perspective Mid Cap Value Fund, the Jackson Perspective Small Cap Value Fund, the Jackson Perspective Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act. All other Funds included in this report are non-diversified. The financial statements of the remaining Funds in the Trust are presented in a separate report.

The Funds offer investors Class A and Class C shares of each Fund, except for the JNL Money Market Fund, which only offers an Institutional Class of shares. Even though these classes represent ownership of the same Fund, each class is subject to different types and levels of sales charges, and bears different levels of marketing and distribution fees. Each share class also has different voting rights on matters affecting a single class. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. Class A and Class C shares are not presently offered to retail investors. Institutional Class shares are not sold to retail investors.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds. The Advisor is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. The Funds included in this report, except for the JNL Money Market Fund, were capitalized by an initial investment by Jackson and 100% of the outstanding capital shares were owned by Jackson at April 30, 2009. Affiliates of the JNL Money Market Fund owned 100% of its outstanding capital shares as of April 30, 2009.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust's Board of Trustees ("Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 of the 1940 Act, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded derivatives are valued at last sales price as of the close of business on the local exchange. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

The Funds adopted the following new accounting standards and positions issued by the Financial Accounting Standards Board (“FASB”):

FASB SFAS No. 157 “Fair Value Measurements”- This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles in the United States of America (“GAAP”) from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investment under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In accordance with the requirements of SFAS No. 157, a summary of each Fund’s assets and liabilities and a reconciliation of level 3 securities are included in the Notes to the Schedules of Investments.

FASB Staff Positions (“FSP”) 133-1 and FASB Interpretation No. 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45”- The amendments to FASB Statement No. 133 and FASB Interpretation No. 45 require sellers of credit derivatives to disclose information to enable users of financial statements to assess their potential effect on the Fund’s financial position, performance, and cash flows. Credit derivatives generally are contracts in which the underlying exposure is related to the credit risk of a specified entity, group of entities, or an index. For each statement of financial position, the seller of a credit derivative shall disclose the nature and approximate terms of the credit derivative, the reason for entering into the credit derivative, the events that would require the seller to perform under the credit derivative, the status of the payment/performance risk of the credit derivative, the maximum potential amount of future payments, the fair value of the credit derivative, and the nature of any recourse provisions or collateral available for recovery. All changes to accounting disclosures have been made in accordance with the FSP and incorporated for the current period as part of the Schedules of Investments and within the Notes to the Financial Statements.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Linked Notes – A Fund may invest in credit linked notes. Credit linked notes are debt securities embedded with credit default swaps. Credit linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset or basket of assets. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, the Fund will experience a delay in repayment or forego interest. The maximum potential amount the Fund could be required to make is limited to the par amount of the credit linked note plus any accrued interest. In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event. The Funds did not hold any credit linked notes at April 30, 2009.

Emerging Market Securities – Investing in securities of emerging market countries involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include government intervention, adverse changes in earnings and business prospects, liquidity and price volatility.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Futures Contracts – A Fund may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may buy and sell futures contracts to manage its exposure to or hedge against changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin”. Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin", are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”. Unregistered securities may be deemed “illiquid” because there is no readily available market for the sale of the securities. These securities are generally valued by approved pricing services. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

U.S. Government Agencies or Government-Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, office or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II was fair valued at zero on April 30, 2009.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a separate series within the Delaware business trust. Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009. As assets in the BNY Mellon SL DBT II Liquidating Fund mature or are sold, the proceeds are invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests are transferred accordingly. At April 30, 2009, the value of Mellon GSL DBT II Collateral Fund was $1.00 per unit and the value of BNY Mellon SL DBT II Liquidating Fund was $0.9671 per unit. Values were determined using the methodologies previously described in Security Valuation.

Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security. The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss to be borne by the Fund. The difference between the current value and the amortized cost of each Fund’s collateral investments in the BNY Mellon SL DBT II Liquidating Fund represents a potential loss to be borne by the Fund. The impact of unrealized depreciation during the period from each Fund’s investment in Mellon GSL Reinvestment Trust II and BNY Mellon SL DBT II Liquidating Fund is included in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Schedules of Investments. For Funds with securities on loan as of April 30, 2009, the amortized costs related to investments in the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund are liabilities of each Fund and reflected in the Statements of Assets and Liabilities as return of collateral for securities loaned. These Funds are liable to the Custodian for the amortized cost of their investment in the Mellon GSL Reinvestment Trust II. For Funds with no securities on loan as of April 30, 2009, each Fund paid the Custodian the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II. The fair value and par value of the investment in Mellon GSL DBT II Collateral Fund, the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund for Funds with securities on loan as of April 30, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. The fair value and par value of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of April 30, 2009 are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to monitor that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income and capital gains in amounts that will avoid federal income and excise taxes. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to $250 M	$250 M to $500 M	$500 M to $750 M	Over $750 M
Jackson Perspective Core Equity Fund	0.80%	0.80%	0.75%	0.75%
Jackson Perspective Large Cap Value Fund	0.80	0.80	0.75	0.75
Jackson Perspective Mid Cap Value Fund	0.85	0.85	0.80	0.80
Jackson Perspective Small Cap Value Fund	0.90	0.90	0.85	0.85
Jackson Perspective Total Return Fund	0.65	0.65	0.60	0.60
Jackson Perspective Asia Pacific ex-Japan Bond Fund	0.80	0.80	0.75	0.75
Jackson Perspective Asia ex-Japan Fund	1.00	1.00	0.95	0.95
Jackson Perspective Asia ex-Japan Infrastructure Fund	1.00	1.00	0.95	0.95
Jackson Perspective China-India Fund	1.05	1.05	1.00	1.00
Jackson Perspective Emerging Asia ex-Japan Fund	1.05	1.05	1.00	1.00
Jackson Perspective Japan Fund	1.00	1.00	0.95	0.95
Jackson Perspective Asian Pacific Real Estate Fund	1.00	1.00	0.95	0.95
Jackson Perspective European 30 Fund	0.65	0.60	0.60	0.60
Jackson Perspective Pacific Rim 30 Fund	0.65	0.60	0.60	0.60
Jackson Perspective Global Basics Fund	1.05	1.05	1.00	1.00
Jackson Perspective Global Leaders Fund	1.05	1.05	1.00	1.00
Jackson Perspective Pan European Fund	1.05	1.05	1.00	1.00
JNL Money Market Fund	0.20	0.20	0.20	0.18

Administrative Fee – JNAM also serves as the Administrator to the Funds. In addition to the investment advisory fee, each Fund, except for the JNL Money Market Fund, pays JNAM an Administrative Fee of 0.10% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides fund accounting and administrative functions for the Trust and the Funds. Each Fund is responsible for all other operating expenses. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost. In accordance with the Administration Agreement, JNAM is responsible for payment of the following JNL Money Market Fund expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees. Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC provides distribution services at no additional cost to the JNL Money Market Fund.

Voluntary Waiver and Expense Reimbursements – JNAM voluntarily agreed to waive fees and reimburse expenses of the Funds, except for JNL Money Market Fund, through October 31, 2009, such that net expenses (excluding brokerage expense, interest, taxes, and extraordinary expenses) are limited to the annualized expense ratios as indicated in the table below. JNAM may seek future restitution from a Fund for fees waived and reimbursed through October 31, 2009; however, such restitution is limited to the extent that it would not cause the Fund to exceed then current expense limitations. In addition, this future restitution is only permitted provided that the Funds are not obligated to pay any such waived or reimbursed fees more than three years after the end of the fiscal year in which the fee was waived or reimbursed. During the period ended April 30, 2009 JNAM did not receive any restitution for any expenses that had been previously waived or reimbursed.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

At April 30, 2009, the annualized expense ratios and remaining amount of potentially recoverable reimbursement were as follows:

	Class A	Class C	Accumulated Reimbursement/Waiver Expires on October 31, 2012
Jackson Perspective Core Equity Fund	1.40%	2.15%	-
Jackson Perspective Large Cap Value Fund	1.40	2.15	96
Jackson Perspective Mid Cap Value Fund	1.50	2.25	-
Jackson Perspective Small Cap Value Fund	1.60	2.35	-
Jackson Perspective Total Return Fund	0.95	1.70	-
Jackson Perspective Asia Pacific ex-Japan Bond Fund	1.30	2.05	-
Jackson Perspective Asia ex-Japan Fund	1.70	2.45	-
Jackson Perspective Asia ex-Japan Infrastructure Fund	1.80	2.55	-
Jackson Perspective China-India Fund	2.00	2.75	-
Jackson Perspective Emerging Asia ex-Japan Fund	2.00	2.75	-
Jackson Perspective Japan Fund	1.65	2.40	-
Jackson Perspective Asian Pacific Real Estate Fund	1.80	2.55	-
Jackson Perspective European 30 Fund	1.30	2.05	2,322
Jackson Perspective Pacific Rim 30 Fund	1.30	2.05	1,114
Jackson Perspective Global Basics Fund	1.50	2.25	-
Jackson Perspective Global Leaders Fund	1.50	2.25	-
Jackson Perspective Pan European Fund	1.50	2.25	-

12b-1 Fees - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A and Class C shares. Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares. JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM. For Class A shares, the annual 12b-1 fees are 0.25%. For Class C shares, the annual 12b-1 fees are 1.00%. Institutional Class shares of JNL Money Market Fund have no 12b-1 fees. The Funds are not presently offered to retail investors and do not accrue for 12b-1 fees.

Directed Brokerage Commissions - The sub-advisers may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Initial Sales Charge and Contingent Deferred Sales Charges - Investments in the Funds’ Class A shares, except for Jackson Perspective Total Return Fund and Jackson Perspective Asia Pacific ex-Japan Bond Fund, are subject to a maximum initial sales charge (front-end sales load) of 5.75%. Jackson Perspective Total Return Fund and Jackson Perspective Asia Pacific ex-Japan Bond Fund are subject to a maximum initial sales charge of 3.75%. Certain investments in Class A and Class C shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) upon redemption, depending on the length of time shares are held. The amount of CDSC is based on the lesser of the purchase price or redemption price. For Class A share purchases greater than $1,000,000 without a front-end sales charge, a 1.00% CDSC will be applied upon redemption to those shares that were held for less than one year. For Class C shares, a 1.00% CDSC is applied upon redemption to those shares that were held for less than one year. Class A and Class C shares are not presently offered to retail investors. No sales charges or CDSC were retained during the period ended April 30, 2009.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested in shares of one or more of the Funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the Funds selected by participating Trustees. Liabilities related to deferred balances are included in Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in Trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended April 30, 2009, certain Funds invested in money market funds for temporary purposes, which are advised by JNAM or affiliates. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Custodian is an affiliate of the Jackson Perspective European 30 Fund and the Jackson Perspective Pacific Rim 30 Fund. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. The primary differences in the amounts reported for financial statement and tax purposes are attributable to timing differences in recognizing realized and unrealized foreign currency gains and losses and timing differences in recognizing gains and losses in investment transactions related to futures contracts, passive foreign investment companies (PFICs) and wash sales.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

As of April 30, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Jackson Perspective Core Equity Fund	$3,769,807	$193,897	$(1,087,232)	$(893,335)
Jackson Perspective Large Cap Value Fund	3,099,520	252,099	(763,566)	(511,467)
Jackson Perspective Mid Cap Value Fund	3,367,763	301,782	(908,215)	(606,433)
Jackson Perspective Small Cap Value Fund	3,493,407	344,895	(858,014)	(513,119)
Jackson Perspective Total Return Fund	25,404,760	529,907	(307,609)	222,298
Jackson Perspective Asia Pacific ex-Japan Bond Fund	18,242,994	780,292	(1,168,360)	(388,068)
Jackson Perspective Asia ex-Japan Fund	3,871,086	186,119	(1,273,463)	(1,087,344)
Jackson Perspective Asia ex-Japan Infrastructure Fund	4,640,013	117,684	(1,624,992)	(1,507,308)
Jackson Perspective China-India Fund	3,322,056	203,857	(911,280)	(707,423)
Jackson Perspective Emerging Asia ex-Japan Fund	3,433,917	184,706	(1,257,200)	(1,072,494)
Jackson Perspective Japan Fund	11,965,635	354,831	(2,921,997)	(2,567,166)
Jackson Perspective Asian Pacific Real Estate Fund	4,339,056	56,764	(2,189,600)	(2,132,836)
Jackson Perspective European 30 Fund	2,005,161	92,538	(266,795)	(174,257) XXXX
Jackson Perspective Pacific Rim 30 Fund	3,019,608	91,485	(420,523)	(329,038)
Jackson Perspective Global Basics Fund	4,937,095	360,465	(513,998)	(153,533)
Jackson Perspective Global Leaders Fund	4,746,746	416,993	(359,468)	57,525
Jackson Perspective Pan European Fund	4,602,483	439,749	(319,128)	120,621
JNL Money Market Fund	521,688,361	-	-	-

As of October 31, 2008, the components of the undistributed net ordinary income and net long-term capital gains were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gains
Jackson Perspective Core Equity Fund	$52,149	$	- -
Jackson Perspective Large Cap Value Fund	60,421		- -
Jackson Perspective Mid Cap Value Fund	34,718		-
Jackson Perspective Small Cap Value Fund	20,267		-
Jackson Perspective Asia Pacific ex-Japan Bond Fund	-		-
Jackson Perspective Asia ex-Japan Fund	16,648		-
Jackson Perspective Asia ex-Japan Infrastructure Fund	66,719		-
Jackson Perspective China-India Fund	-		-
Jackson Perspective Emerging Asia ex-Japan Fund	7,364		-
Jackson Perspective Japan Fund	73,714		-
Jackson Perspective Asian Pacific Real Estate Fund	133,489		-
JNL Money Market Fund	155,257		-

*Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Jackson FundsSM (Unaudited)

Notes to Financial Statements (continued)

The tax character of distributions paid during the tax period ended April 30, 2009 was as follows:

	Distributions from Net Ordinary Income*	Distributions from Net Long-Term Capital Gains
Jackson Perspective Core Equity Fund	$63,795	$-
Jackson Perspective Large Cap Value Fund	72,584	-
Jackson Perspective Mid Cap Value Fund	40,457	-
Jackson Perspective Small Cap Value Fund	32,128	-
Jackson Perspective Asia Pacific ex-Japan Bond Fund	630	-
Jackson Perspective Asia ex-Japan Fund	16,648	-
Jackson Perspective Asia ex-Japan Infrastructure Fund	66,719 -	-
Jackson Perspective Emerging Asia ex-Japan Fund	7,364	-
Jackson Perspective Japan Fund	73,714	-
Jackson Perspective Asian Pacific Real Estate Fund	169,283	-
JNL Money Market Fund	2,560,682	-

*Distributions from net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The JNL Money Market Fund paid distributions of $17,610,243 from ordinary income for the tax year ended October 31, 2008.

At October 31, 2008, the following Funds had unused capital loss carryovers for U.S. Federal income tax purposes, which may be used to offset future realized net capital gains. It is the intent of the Board not to distribute any realized capital gains until the capital loss carryovers have been offset or have expired.

	Amount	Year(s) of Expiration
Jackson Perspective Core Equity Fund	$562,431	2016
Jackson Perspective Large Cap Value Fund	876,423	2016
Jackson Perspective Mid Cap Value Fund	592,480	2016
Jackson Perspective Small Cap Value Fund	416,678	2016
Jackson Perspective Asia Pacific ex-Japan Bond Fund	84,767	2016
Jackson Perspective Asia ex-Japan Fund	230,211	2016
Jackson Perspective Asia ex-Japan Infrastructure Fund	191,639	2016
Jackson Perspective China-India Fund	1,185,284	2016
Jackson Perspective Emerging Asia ex-Japan Fund	323,301	2016
Jackson Perspective Japan Fund	206,407	2016
Jackson Perspective Asian Pacific Real Estate Fund	316,489	2016

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns for the prior three fiscal years that remain subject to examination by the Internal Revenue Service. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no provision for federal income tax was required in the Funds’ financial statements during the period ended April 30, 2009.

NOTE 5. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

NOTE 6. SUBSEQUENT EVENT

On May 15, 2009, the Board approved the liquidation of the Funds included in this report, except for the JNL Money Market Fund and the Jackson Perspective Total Return Fund.  Jackson intends to redeem its interest in these Funds and cease operations prior to June 30, 2009.

Disclosure of Fund Expenses (Unaudited)

Shareholders normally incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other daily operating expenses. The 12b-1 fees are not reflected in the table below because these Funds are not currently offered to retail investors and do not charge 12b-1 fees. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons to other mutual funds because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	10/31/2008	4/30/2009	Ratios	Period	10/31/2008	4/30/2009	Ratios	Period

Jackson Perspective Core Equity Fund
Class A	$ 1,000.00	$ 954.50	1.34%	$ 6.49	$ 1,000.00	$ 1,018.15	1.34%	$ 6.71
Class C	1,000.00	954.50	1.34	6.49	1,000.00	1,018.15	1.34	6.71
Jackson Perspective Large Cap Value Fund
Class A	1,000.00	974.70	1.40	6.85	1,000.00	1,017.85	1.40	7.00
Class C	1,000.00	974.70	1.41	6.90	1,000.00	1,017.80	1.41	7.05
Jackson Perspective Mid Cap Value Fund
Class A	1,000.00	970.80	1.44	7.04	1,000.00	1,017.65	1.44	7.20
Class C	1,000.00	970.80	1.44	7.04	1,000.00	1,017.65	1.44	7.20
Jackson Perspective Small Cap Value Fund
Class A	1,000.00	933.40	1.45	6.95	1,000.00	1,017.60	1.45	7.25
Class C	1,000.00	933.40	1.45	6.95	1,000.00	1,017.60	1.45	7.25
Jackson Perspective Asia Pacific ex-Japan Bond Fund
Class A	1,000.00	1,097.80	0.98	5.10	1,000.00	1,019.93	0.98	4.91
Class C	1,000.00	1,099.10	0.98	5.10	1,000.00	1,019.93	0.98	4.91
Jackson Perspective Asia ex-Japan Fund
Class A	1,000.00	1,251.50	1.62	9.04	1,000.00	1,016.76	1.62	8.10
Class C	1,000.00	1,251.50	1.62	9.04	1,000.00	1,016.76	1.62	8.10
Jackson Perspective Asia ex-Japan Infrastructure Fund
Class A	1,000.00	1,164.30	1.54	8.26	1,000.00	1,017.16	1.54	7.70
Class C	1,000.00	1,164.30	1.54	8.26	1,000.00	1,017.16	1.54	7.70
Jackson Perspective China-India Fund
Class A	1,000.00	1,126.30	1.75	9.23	1,000.00	1,016.12	1.75	8.75
Class C	1,000.00	1,126.30	1.75	9.23	1,000.00	1,016.12	1.75	8.75
Jackson Perspective Emerging Asia ex-Japan Fund
Class A	1,000.00	1,219.80	1.77	9.74	1,000.00	1,016.02	1.77	8.85
Class C	1,000.00	1,219.80	1.77	9.74	1,000.00	1,016.02	1.77	8.85
Jackson Perspective Japan Fund
Class A	1,000.00	1,042.30	1.29	6.53	1,000.00	1,018.40	1.29	6.46
Class C	1,000.00	1,042.30	1.29	6.53	1,000.00	1,018.40	1.29	6.46
Jackson Perspective Asian Pacific Real Estate Fund
Class A	1,000.00	970.90	1.66	8.11	1,000.00	1,016.56	1.66	8.30
Class C	1,000.00	970.90	1.66	8.11	1,000.00	1,016.56	1.66	8.30
JNL Money Market Fund
Class A	1,000.00	1,004.80	0.21	1.04	1,000.00	1,023.75	0.21	1.05

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period. Funds with less than 6-month’s history are not presented in the table.

Other Information (Unaudited)

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 866-255-1935.

Proxy Voting Guidelines and Availability of Proxy Voting Record

A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

SUPPLEMENT DATED APRIL 6, 2009 TO THE PROSPECTUS

DATED DECEMBER 29, 2008

JNL(r) INVESTORS SERIES TRUST

Please remove all references to Thue Isen.

Effective March 24, 2009, for the Jackson Perspective Asian Pacific Real Estate Fund in the section entitled “The Sub-Adviser”, please delete the second paragraph in its entirety and replace it with the following:

Margaret Weir (Investment Director) joined PAM Singapore in August 2007 and manages a wide range of regional products for retail and institutional clients. Before joining PAM Singapore, Ms Weir was the Head of Pacific Equities at Aegon Asset Management, Edinburgh, which she joined from 1984 to 2007. She graduated with a Bachelor of Science from the University of Strathclyde, Glasgow, UK. Ms Weir took over the portfolio management of the Fund in March 2009.

Effective April 6, 2009, for the Jackson Perspective Asia ex-Japan Fund in the section entitled “Principal Investment Strategies”, please delete the second paragraph in its entirety and replace it with the following:

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not currently invest in derivatives to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

Effective April 6, 2009, for the Jackson Perspective China-India Fund in the section entitled “Principal Investment Strategies”, please delete the second paragraph in its entirety and replace it with the following:

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not currently invest in derivatives to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

This Supplement is dated April 6, 2009.

SUPPLEMENT DATED MAY 19, 2009 TO THE PROSPECTUS

& STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2008

JNL(r) INVESTORS SERIES TRUST

This Supplement provides new and additional information beyond that contained in the

Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Prospectus and SAI.

Shares of the following funds:

Jackson Perspective 5 Fund

Jackson Perspective Index 5 Fund

Jackson Perspective 10 x 10 Fund

Jackson Perspective Money Market Fund

Jackson Perspective Optimized 5 Fund

Jackson Perspective VIP Fund

Jackson Perspective S&P 4 Fund

are no longer offered for sale within the JNL Investors Series Trust. The Board of Trustees is exploring strategic options for these funds including possible liquidation and/or merger. More information will be provided as it becomes available.

This Supplement is dated May 19, 2009.

SUPPLEMENT DATED JUNE 18, 2009 TO THE PROSPECTUS

DATED DECEMBER 29, 2008

JNL(r) INVESTORS SERIES TRUST

In the section entitled “Investing in Fund Shares”, under the sub-section entitled “Opening an Account” please delete the sixth paragraph in its entirety and replace it with the following:

Foreign individuals and entities, including resident aliens, are not allowed to invest in the Funds, with the exception of the Jackson Perspective Total Return Fund, which may allow foreign investors.

This Supplement is dated June 18, 2009.

TRUSTEES AND OFFICERS THE TRUST

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (42) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	120

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); President and CEO of other Investment Companies advised by the Adviser (12/06 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Disinterested Trustees
Michael Bouchard (53) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

William J. Crowley, Jr. (63) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (71) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Michelle Engler (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE::
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
James Henry, Ph.D. (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Richard McLellan (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	120

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (58) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (54) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	120

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Karen J. Buiter (44) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Kelly L. Crosser (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Steven J. Fredricks (38) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Danielle A. Hernandez (28) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Compliance Analyst of the Adviser (08/06 to present); Administrative Assistant of the Adviser (12/05 to 08/06); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
J. Kevin Kenely (55) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Vice President of the Adviser (7/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Daniel W. Koors (38) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/09 to present) and Chief Financial Officer of the Adviser (1/07 to present); Vice President of the Adviser (1/07 to 12/08); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Michael Piszczek (51) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (37) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2009.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$1,706	$0	$0	$54,000[4]
William J. Crowley, Jr.	$1,707	$0	$0	$59,000[5]
Dominic D’Annunzio [3]	$2,104	$0	$0	$71,500[6]
Michelle Engler	$1,719	$0	$0	$54,000
James Henry	$1,878	$0	$0	$59,000
Richard McLellan	$1,957	$0	$0	$61,500
William R. Rybak	$1,719	$0	$0	$54,000
Patricia Woodworth	$1,797	$0	$0	$66,500[7]
Steven J. Fredricks [2]	$4,550	$0	$0	$149,587

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $479,500.

2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

4 Amount includes $2,700 deferred by Mr. Bouchard.

5 Amount includes $35,400 deferred by Mr. Crowley.

6 Amount includes $35,750 deferred by Mr. D’Annunzio.

7 Amount includes $66,500 deferred by Ms. Woodworth.

You can obtain a copy of the current prospectus, SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-888-276-0061 or writing the JNL Investor Series Trust Center, 225 W. Wacker, Suite 1000, Chicago, IL 60606.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)

Below is a Schedule I – Investments in securities of unaffiliated issuers for the Jackson Perspective Index 5 Fund for which a summary schedule of investments was provided in the Jackson FundsSM April 30, 2009 Semi-Annual Report pursuant to §210.1212 of Regulation S-X.

Jackson FundsSM (Unaudited)
Schedules of Investments
April 30, 2009

	Shares/Par	Value
Jackson Perspective Index 5 Fund
COMMON STOCKS - 81.0%
CONSUMER DISCRETIONARY - 10.2%
99 Cents Only Stores (b) (f)	1,172	$ 12,587
Aaron’s Inc. (f)	524	17,585
Abercrombie & Fitch Co. - Class A (f)	121	3,274
Accor SA (f)	162	6,854
Adidas AG	259	9,786
Advance Auto Parts Inc.	1,139	49,831
Aeropostale Inc. (b) (f)	1,563	53,095
AFC Enterprises Inc. (b)	441	2,739
AH Belo Corp. - Class A	351	667
Aisin Seiki Co. Ltd.	200	4,076
Amazon.com Inc. (b)	336	27,055
Ambassadors Group Inc.	257	3,135
American Apparel Inc. (b) (f)	905	6,109
American Axle & Manufacturing Holdings Inc.	406	405
American Eagle Outfitters Inc.	2,524	37,406
American Greetings Corp.	1,028	8,070
American Public Education Inc. (b)	134	4,824
America’s Car-Mart Inc. (b)	427	6,926
Amerigon Inc. (b)	402	2,271
Ameristar Casinos Inc. (f)	254	5,212
AnnTaylor Stores Corp. (b) (f)	655	4,840
Apollo Group Inc. - Class A (b)	114	7,176
Arbitron Inc.	236	4,914
ArvinMeritor Inc.	1,677	2,079
Asbury Automotive Group Inc.	437	4,226
AutoZone Inc. (b) (f)	67	11,148
Bally Technologies Inc. (b)	634	16,598
Barnes & Noble Inc.	496	12,956
Bayerische Motoren Werke AG (f)	380	13,167
Beazer Homes USA Inc. (b)	656	1,653
Bebe Stores Inc.	394	3,625
Bed Bath & Beyond Inc. (b) (f)	300	9,126
Belo Corp.	1,756	2,985
Benesse Corp.	200	7,625
Best Buy Co. Inc.	307	11,783
Big 5 Sporting Goods Corp.	273	2,247
Big Lots Inc. (b) (f)	259	7,159
BJ’s Restaurants Inc. (b) (f)	243	4,007
Black & Decker Corp.	98	3,949
Blockbuster Inc. - Class A (b) (f)	1,474	1,179

Blue Nile Inc. (b) (f)	97	4,128
Bluegreen Corp. (b)	757	1,446
Blyth Inc.	94	4,144
Bob Evans Farms Inc. (f)	611	14,817
Borders Group Inc. (b) (f)	1,042	2,845
BorgWarner Inc. (f)	1,417	41,022
Boyd Gaming Corp.	617	5,670
Bridgestone Corp. (f)	600	8,883
Brinker International Inc.	1,134	20,094
Brink’s Home Security Holdings Inc. (b)	543	14,433
British Sky Broadcasting Group Plc	1,242	8,842
Brookfield Homes Corp. (f)	407	2,137
Brown Shoe Co. Inc.	313	2,013
Brunswick Corp.	1,079	6,452
Buckle Inc. (f)	265	9,903
Buffalo Wild Wings Inc. (b) (f)	294	11,478
Build-A-Bear Workshop Inc. (b) (f)	278	1,518
Burberry Group Plc	617	3,668
Cabela’s Inc. - Class A (b)	282	3,612
Cache Inc. (b)	309	1,406
California Pizza Kitchen Inc. (b)	351	5,514
Callaway Golf Co.	1,616	12,201
Capella Education Co. (b) (f)	166	8,529
Career Education Corp. (b)	860	18,954
Carmax Inc. (b) (f)	2,667	34,031
Carnival Corp.	402	10,806
Carnival Plc	219	6,018
Carter’s Inc. (b) (f)	659	14,089
Casio Computer Co. Ltd.	400	3,018
Casual Male Retail Group Inc. (b)	598	759
Cato Corp. - Class A	340	6,535
Cavco Industries Inc. (b)	175	4,102
CBS Corp. - Class B	685	4,822
CEC Entertainment Inc. (b)	273	8,316
Champion Enterprises Inc. (b) (f)	833	482
Charlotte Russe Holding Inc. (b)	368	4,618
Charming Shoppes Inc. (b) (f)	2,980	10,400
Cheesecake Factory Inc. (b)	1,513	26,281
Chico’s FAS Inc. (b)	3,733	28,520
Childrens Place Retail Stores Inc. (b)	351	9,982
Chipotle Mexican Grill Inc. - Class A (b) (f)	400	32,436
Christian Dior SA	27	1,809
Christopher & Banks Corp.	418	2,324
Churchill Downs Inc.	183	6,370
Cinemark Holdings Inc.	493	4,388
Citi Trends Inc. (b)	225	5,526
CKE Restaurants Inc.	489	4,680
CKX Inc. (b)	665	3,584
Coach Inc. (b)	292	7,154
Coinstar Inc. (b)	255	9,075

Coldwater Creek Inc. (b) (f)	2,280	7,866
Collective Brands Inc. (b)	1,541	22,375
Columbia Sportswear Co. (f)	140	4,301
Comcast Corp. - Class A	2,979	46,055
Compagnie Financiere Richemont SA	442	7,913
Compagnie Generale des Etablissements Michelin	134	6,859
Compass Group Plc	1,753	8,336
Cooper Tire & Rubber Co. (f)	500	4,135
Corinthian Colleges Inc. (b) (f)	1,993	30,692
Cracker Barrel Old Country Store Inc.	527	17,185
Crocs Inc. (b)	1,128	2,538
Crown Ltd.	791	3,961
CSS Industries Inc.	244	4,846
Daimler AG	961	34,452
Daito Trust Construction Co. Ltd.	100	4,147
Dana Holding Corp. (b)	1,017	803
Darden Restaurants Inc.	194	7,172
Deckers Outdoor Corp. (b) (f)	130	7,348
Denny’s Corp. (b)	1,656	4,438
Denso Corp.	600	14,054
Dentsu Inc. (f)	300	5,515
DeVry Inc.	693	29,494
Dick’s Sporting Goods Inc. (b)	886	16,834
Dillard’s Inc. - Class A (f)	1,016	7,833
DineEquity Inc.	177	5,671
DirecTV Group Inc. (b) (f)	613	15,159
Dollar Tree Inc. (b)	1,090	46,151
Domino’s Pizza Inc. (b)	526	4,965
Dorman Products Inc. (b)	673	7,201
DR Horton Inc. (f)	343	4,476
DreamWorks Animation SKG Inc. (b)	958	23,002
Dress Barn Inc. (b) (f)	334	5,057
Drew Industries Inc. (b)	319	4,555
Drugstore.com Inc. (b)	3,126	4,845
Eastman Kodak Co. (f)	245	747
Electrolux AB - Class B (b)	390	4,394
Entercom Communications Corp. (f)	400	664
Entravision Communications Corp. (b)	664	338
Esprit Holdings Ltd. (f)	1,000	6,174
Ethan Allen Interiors Inc. (f)	269	3,618
Exide Technologies (b)	912	4,952
Expedia Inc. (b)	320	4,355
Fairfax Media Ltd. (f)	2,475	2,131
Family Dollar Stores Inc.	266	8,829
Fast Retailing Co. Ltd.	100	10,444
Fiat SpA (b)	410	4,008
Finish Line - Class A	686	5,831
Foot Locker Inc.	1,895	22,532
Ford Motor Co. (b)	1,615	9,658
Fortune Brands Inc.	192	7,548

Fossil Inc. (b) (f)	574	11,572
Fred’s Inc. (f)	518	7,076
Fuel Systems Solutions Inc. (b) (f)	180	2,749
Fuji Heavy Industries Ltd. (f)	1,000	3,995
Fuqi International Inc. (b)	637	4,000
Furniture Brands International Inc. (f)	1,137	3,593
Gaiam Inc. (b) (f)	288	1,676
GameStop Corp. - Class A (b)	210	6,334
Gannett Co. Inc. (f)	195	762
Gap Inc.	435	6,760
Gaylord Entertainment Co. (b) (f)	324	4,517
General Motors Corp. (f)	441	847
Genesco Inc. (b) (f)	190	4,328
Gentex Corp.	1,483	19,828
Genuine Parts Co.	164	5,569
Goodyear Tire & Rubber Co. (b) (f)	190	2,088
Group 1 Automotive Inc. (f)	184	3,919
Guess? Inc.	741	19,296
Gymboree Corp. (b)	353	12,143
H&R Block Inc.	381	5,768
HanesBrands Inc. (b)	897	14,765
Harley-Davidson Inc. (f)	217	4,809
Harman International Industries Inc.	78	1,419
Harte-Hanks Inc. (f)	1,749	14,447
Harvey Norman Holdings Ltd. (f)	2,604	5,640
Hasbro Inc.	226	6,025
Haseko Corp. (b) (f)	2,000	1,257
Hayes Lemmerz International Inc. (b)	1,135	191
Helen of Troy Ltd. (b)	220	3,509
Hennes & Mauritz AB - Class B (f)	567	25,243
Hermes International SCA (f)	85	11,273
Hibbett Sports Inc. (b) (f)	266	5,546
Home Depot Inc.	1,757	46,244
Home Retail Group Plc	972	3,577
Honda Motor Co. Ltd.	1,800	51,927
HOT Topic Inc. (b)	1,146	14,027
Hovnanian Enterprises Inc. - Class A (b)	676	1,873
Iconix Brand Group Inc. (b)	402	5,733
Inditex SA (f)	251	10,702
Interactive Data Corp.	738	16,590
InterContinental Hotels Group Plc	276	2,622
International Game Technology	264	3,260
International Speedway Corp. - Class A (f)	408	9,661
Interpublic Group of Cos. Inc. (b) (f)	606	3,794
Isetan Mitsukoshi Holdings Ltd.	500	4,193
Isle of Capri Casinos Inc. (b) (f)	293	3,147
Isuzu Motors Ltd.	1,000	1,653
ITT Educational Services Inc. (b) (f)	386	38,897
J Crew Group Inc. (b) (f)	929	15,988
J.C. Penney Co. Inc.	169	5,187

Jack in the Box Inc. (b)	679	16,697
Jackson Hewitt Tax Service Inc.	238	1,164
Jakks Pacific Inc. (b) (f)	204	2,581
Jo-Ann Stores Inc. (b)	317	5,807
John Wiley & Sons Inc.	578	19,594
Johnson Controls Inc. (f)	630	11,976
Jos. A. Bank Clothiers Inc. (b)	131	5,298
Journal Communications Inc. - Class A	873	1,353
Kingfisher Plc	2,409	6,558
Knology Inc. (b)	472	3,351
Kohl’s Corp. (b)	324	14,693
K-Swiss Inc. - Class A (f)	241	2,420
Lagardere SCA (f)	239	7,503
Lamar Advertising Co. (b) (f)	837	14,145
Landry’s Restaurants Inc. (b) (f)	259	2,367
Lear Corp. (b)	1,357	1,086
Lee Enterprises Inc. (f)	1,147	435
Leggett & Platt Inc. (f)	326	4,681
Li & Fung Ltd.	4,000	11,355
Life Time Fitness Inc. (b) (f)	596	11,181
Limited Brands Inc.	271	3,095
Live Nation Inc. (b)	517	2,021
LKQ Corp. (b) (f)	1,720	29,206
Lowe’s Cos. Inc.	1,528	32,852
Luby’s Inc. (b)	1,075	5,762
Lululemon Athletica Inc. (b) (f)	142	1,981
Lumber Liquidators Inc. (b) (f)	460	6,882
Luxottica Group SpA (f)	179	3,285
LVMH Moet Hennessy Louis Vuitton SA	234	17,667
M/I Homes Inc. (f)	442	6,749
Macy’s Inc.	401	5,486
Maidenform Brands Inc. (b)	329	4,195
Makita Corp.	200	4,573
Marcus Corp.	331	4,204
Marks & Spencer Group Plc	1,204	5,965
Marriott International Inc. - Class A (f)	301	7,092
Martha Stewart Living Omnimedia Inc. (b) (f)	356	1,289
Marvel Entertainment Inc. (b) (f)	1,158	34,555
Mattel Inc.	372	5,565
Matthews International Corp. - Class A	675	21,141
McClatchy Co. - Class A (f)	1,675	888
McDonald’s Corp.	1,149	61,230
McGraw-Hill Cos. Inc.	339	10,221
MDC Holdings Inc.	454	15,518
Media General Inc. (f)	397	1,032
Mediaset SpA	1,301	7,308
Men’s Wearhouse Inc.	641	11,948
Meritage Homes Corp. (b) (f)	342	7,117
Midas Inc. (b)	339	3,390
Mitsubishi Motors Corp. (b) (f)	5,000	7,605

Modine Manufacturing Co.	490	1,872
Mohawk Industries Inc. (b) (f)	583	27,582
Monro Muffler Inc.	390	9,738
Movado Group Inc.	270	2,476
National CineMedia Inc.	344	4,998
National Presto Industries Inc.	137	9,763
NetFlix Inc. (b) (f)	967	43,815
New York Times Co. - Class A (f)	455	2,448
Newell Rubbermaid Inc.	269	2,811
News Corp. - Class A	2,423	20,014
Next Plc	195	4,664
Nike Inc. - Class B	407	21,355
Nissan Motor Co. Ltd.	1,800	9,308
Nordstrom Inc. (f)	187	4,232
NutriSystem Inc.	487	6,691
NVR Inc. (b) (f)	67	33,860
O’Charley’s Inc.	367	2,558
Office Depot Inc. (b)	240	622
Omnicom Group Inc.	266	8,371
OPAP SA	195	6,016
Orbitz Worldwide Inc. (b) (f)	398	756
O’Reilly Automotive Inc. (b) (f)	148	5,750
Oriental Land Co. Ltd.	100	6,297
Outdoor Channel Holdings Inc. (b)	846	6,328
Oxford Industries Inc.	276	2,688
Pacific Sunwear of California Inc. (b)	1,196	4,844
PagesJaunes Groupe SA (f)	412	4,475
Panasonic Corp.	2,000	29,000
Panera Bread Co. - Class A (b) (f)	385	21,564
Papa John’s International Inc. (b)	216	5,733
Pearson Plc	659	6,800
Peets Coffee & Tea Inc. (b) (f)	162	4,419
PEP Boys-Manny Moe & Jack	448	3,315
PetMed Express Inc. (b) (f)	584	9,496
PetSmart Inc.	1,540	35,235
Peugeot SA (f)	129	2,979
PF Chang’s China Bistro Inc. (b) (f)	258	7,786
Phillips-Van Heusen Corp.	674	19,566
Pier 1 Imports Inc. (b) (f)	835	1,561
Pinnacle Entertainment Inc. (b) (f)	683	8,524
Polaris Industries Inc.	322	10,771
Polo Ralph Lauren Corp. (f)	102	5,492
Pool Corp. (f)	639	11,413
PPR SA	57	4,367
Pre-Paid Legal Services Inc. (b) (f)	103	3,793
Priceline.com Inc. (b) (f)	488	47,380
PRIMEDIA Inc.	781	3,046
Publicis Groupe	173	5,288
Puma AG Rudolf Dassler Sport (b)	20	4,286
Quicksilver Inc. (b)	956	1,577

Rakuten Inc. (f)	9	4,545
RC2 Corp. (b)	177	2,002
Red Robin Gourmet Burgers Inc. (b) (f)	168	4,124
Reed Elsevier NV (f)	505	5,548
Reed Elsevier Plc	1,577	11,689
Regis Corp.	1,055	20,193
Renault SA	158	5,066
Rent-A-Center Inc. (b)	1,468	28,259
Ross Stores Inc.	1,564	59,338
Ruby Tuesday Inc. (b) (f)	973	7,473
Ryland Group Inc.	900	18,639
Saks Inc. (b) (f)	1,210	6,304
Sally Beauty Holdings Inc. (b) (f)	680	5,032
Sankyo Co. Ltd.	100	5,050
Sanoma Oyj (f)	277	3,649
Sanyo Electric Co. Ltd. (b)	2,000	3,285
Scholastic Corp.	533	10,516
Scientific Games Corp. - Class A (b) (f)	810	14,167
Sears Holdings Corp. (b) (f)	61	3,811
Sekisui House Ltd.	1,000	8,589
Service Corp. International	3,184	14,424
SES SA	336	6,065
Shangri-La Asia Ltd. (f)	4,000	5,915
Sharp Corp. (f)	1,000	10,404
Sherwin-Williams Co.	123	6,967
Shimano Inc. (f)	300	8,791
Shuffle Master Inc. (b)	669	2,549
Sinclair Broadcast Group Inc. - Class A	461	511
Singapore Press Holdings Ltd. (f)	2,000	3,918
Skechers U.S.A. Inc. - Class A (b)	233	2,726
Skyline Corp.	194	4,022
Smith & Wesson Holding Corp. (b) (f)	215	1,542
Societe Television Francaise 1 (f)	210	1,967
Sodexo SA	114	5,476
Sonic Automotive Inc. (f)	252	1,300
Sonic Corp. (b) (f)	565	6,170
Sony Corp.	1,100	28,219
Sotheby’s - Class A	1,422	16,509
Spartan Motors Inc.	290	2,340
Stage Stores Inc.	385	4,716
Standard-Pacific Corp. (b) (f)	1,830	3,422
Stanley Works	155	5,895
Staples Inc.	609	12,558
Starbucks Corp. (b)	594	8,589
Starwood Hotels & Resorts Worldwide Inc.	195	4,068
Steak n Shake Co. (b)	531	6,138
Steiner Leisure Ltd. (b)	124	3,923
Steven Madden Ltd. (b)	222	6,531
Stewart Enterprises Inc. - Class A	1,248	4,356
Strayer Education Inc. (f)	167	31,631

Sumitomo Rubber Industries Inc. (f)	600	4,119
Superior Industries International Inc.	536	8,083
Suzuki Motor Corp. (f)	400	7,471
Swatch Group AG - Class B	44	6,122
Syms Corp. (b) (f)	402	2,275
Tabcorp Holdings Ltd.	763	4,131
Talbots Inc.	324	765
Target Corp.	786	32,430
Tempur-Pedic International Inc.	603	7,755
Tenneco Inc. (b) (f)	330	1,010
Texas Roadhouse Inc. - Class A (b) (f)	865	9,844
Thomson Reuters Plc	170	4,373
Thor Industries Inc.	325	7,472
Tiffany & Co. (f)	124	3,589
Timberland Co. - Class A (b)	1,141	18,530
Time Warner Cable Inc.	311	10,024
Time Warner Inc.	1,242	27,113
TJX Cos. Inc.	404	11,300
Toll Brothers Inc. (b) (f)	1,427	28,911
Toyota Industries Corp. (f)	300	7,955
Toyota Motor Corp.	3,000	117,116
Tractor Supply Co. (b) (f)	421	17,000
True Religion Apparel Inc. (b)	269	4,239
Tuesday Morning Corp. (b) (f)	1,048	3,574
TUI AG	260	2,859
TUI Travel Plc	1,398	5,216
Tupperware Brands Corp.	1,509	37,770
Tween Brands Inc. (b)	245	715
Under Armour Inc. - Class A (b)	795	18,714
Unifi Inc. (b)	2,506	2,255
UniFirst Corp.	147	5,482
Universal Electronics Inc. (b)	247	4,629
Universal Technical Institute Inc. (b) (f)	276	3,930
Urban Outfitters Inc. (b)	1,240	24,168
Vail Resorts Inc. (b)	238	6,950
Valassis Communications Inc. (b) (f)	1,210	6,256
VF Corp.	79	4,682
Viacom Inc. - Class B (b)	574	11,044
Vivendi SA	1,287	34,606
Volcom Inc. (b) (f)	138	1,862
Volkswagen AG (f)	124	39,231
Walt Disney Co.	1,911	41,851
Warnaco Group Inc. (b)	1,023	29,503
Washington Post Co.	11	4,604
Wendy’s/Arby’s Group Inc.	9,501	47,505
Wet Seal Inc. (b)	2,155	8,211
Whirlpool Corp. (f)	69	3,116
Whitbread Plc	332	4,592
Williams-Sonoma Inc.	1,047	14,658
Winnebago Industries Inc.	270	2,379

WMS Industries Inc. (b) (f)	514	16,505
Wolters Kluwer NV	340	5,595
Wolverine World Wide Inc.	467	9,728
World Wrestling Entertainment Inc. (f)	308	3,296
WPP Plc	991	6,773
Wyndham Worldwide Corp.	244	2,850
Yamada Denki Co. Ltd.	100	4,604
Yamaha Motor Co. Ltd. (f)	300	3,155
Yum! Brands Inc.	452	15,074
Zale Corp. (b) (f)	392	1,458
ZON Multimedia - Servicos de Telecomunicacoes e
Multimedia SGPS SA	100	547
Zumiez Inc. (b)	175	2,111
		4,049,055
CONSUMER STAPLES - 6.0%
AEON Co. Ltd. (f)	600	4,672
Ajinomoto Co. Inc. (f)	1,000	7,331
Alberto-Culver Co.	937	20,886
Alliance One International Inc. (b)	1,105	4,144
Altria Group Inc.	2,091	34,146
American Oriental Bioengineering Inc. (b) (f)	627	2,658
Andersons Inc.	184	2,957
Anheuser-Busch InBev NV	798	24,429
Anheuser-Busch InBev NV- Strip VVPR (b)	184	-
Archer-Daniels-Midland Co.	603	14,846
Asahi Breweries Ltd.	500	6,277
Associated British Foods Plc	443	4,680
Avon Products Inc.	460	10,470
Beiersdorf AG (f)	80	3,296
BJ’s Wholesale Club Inc. (b)	714	23,805
Boston Beer Co. Inc. - Class A (b) (f)	217	5,772
British American Tobacco Plc	2,072	49,970
Brown-Forman Corp. - Class B	120	5,580
Cadbury Plc	1,170	8,748
Cal-Maine Foods Inc.	151	3,997
Campbell Soup Co.	192	4,938
Carlsberg A/S	93	4,471
Carrefour SA (f)	702	28,464
Casey’s General Stores Inc.	588	15,647
Casino Guichard Perrachon SA	56	3,493
Central Garden & Pet Co. - Class A (b)	739	6,703
Chattem Inc. (b) (f)	209	11,476
Chiquita Brands International Inc. (b) (f)	488	3,694
Church & Dwight Co. Inc.	842	45,813
Clorox Co.	131	7,343
Coca-Cola Amatil Ltd.	690	4,583
Coca-Cola Co.	2,087	89,845
Coca-Cola Enterprises Inc.	289	4,930
Coca-Cola Hellenic Bottling Co. SA	136	2,174
Coca-Cola West Co. Ltd.	300	4,937

Colgate-Palmolive Co.	491	28,969
Colruyt SA	20	4,546
ConAgra Foods Inc.	389	6,885
Constellation Brands Inc. - Class A (b)	228	2,643
Corn Products International Inc.	862	20,602
Costco Wholesale Corp.	452	21,967
CVS Caremark Corp.	1,486	47,225
Danone (f)	483	22,975
Darling International Inc. (b)	1,416	8,100
Dean Foods Co. (b)	178	3,685
Delhaize Group	70	4,721
Diageo Plc	2,749	32,795
Diamond Foods Inc.	186	4,871
Dr. Pepper Snapple Group Inc. (b)	287	5,944
Elizabeth Arden Inc. (b) (f)	409	3,542
Energizer Holdings Inc. (b)	704	40,339
Estee Lauder Cos. Inc. (f)	151	4,515
FamilyMart Co. Ltd. (f)	100	2,748
Flowers Foods Inc. (f)	1,835	42,389
Foster’s Group Ltd.	2,432	9,314
Fresh Del Monte Produce Inc. (b)	472	6,853
General Mills Inc.	349	17,691
Great Atlantic & Pacific Tea Co. (b) (f)	303	2,224
Green Mountain Coffee Roasters Inc. (b) (f)	242	17,499
Hain Celestial Group Inc. (b) (f)	501	8,362
Hansen Natural Corp. (b) (f)	833	33,953
Heineken Holding NV (f)	142	3,353
Heineken NV (f)	285	8,469
Henkel AG & Co. KGaA (f)	165	4,079
Hershey Co. (f)	150	5,421
HJ Heinz Co.	267	9,190
Hormel Foods Corp.	84	2,628
Imperial Sugar Co. (f)	85	556
Imperial Tobacco Group Plc	1,121	25,577
Ingles Markets Inc. - Class A	272	4,246
Ito En Ltd. (f)	300	3,656
J Sainsbury Plc	1,210	5,864
J&J Snack Foods Corp.	188	7,287
Japan Tobacco Inc.	5	12,523
JM Smucker Co.	170	6,698
Kao Corp.	1,000	18,769
Kellogg Co.	208	8,759
Kerry Group Plc	312	6,415
Kikkoman Corp.	1,000	8,893
Kimberly-Clark Corp.	433	21,278
Kirin Holdings Co. Ltd. (f)	1,000	10,982
Koninklijke Ahold NV	1,337	14,648
Kraft Foods Inc. - Class A	1,522	35,615
Kroger Co.	607	13,123
Lancaster Colony Corp.	472	20,674

Lance Inc.	388	8,986
Lawson Inc. (f)	100	3,873
L’Oreal SA (f)	239	17,098
Lorillard Inc.	161	10,164
McCormick & Co. Inc.	146	4,300
MEIJI Holdings Co Ltd (b)	117	3,571
Metcash Ltd.	1,126	3,404
Metro AG (f)	137	5,828
Molson Coors Brewing Co.	158	6,044
Nash Finch Co.	116	3,398
NBTY Inc. (b) (f)	623	16,142
Nestle SA (f)	4,155	135,439
Nisshin Seifun Group Inc.	1,000	10,282
Nissin Foods Holdings Co. Ltd. (f)	200	5,415
Nu Skin Enterprises Inc.	428	5,487
Pantry Inc. (b) (f)	206	4,866
Parmalat SpA (f)	1,722	3,420
Pepsi Bottling Group Inc.	252	7,880
PepsiAmericas Inc.	630	15,479
PepsiCo Inc.	1,599	79,566
Pernod-Ricard SA (c) (f)	221	13,064
Philip Morris International Inc.	2,085	75,477
Prestige Brands Holdings Inc. (b)	534	3,450
PriceSmart Inc.	202	3,606
Procter & Gamble Co.	3,067	151,632
Ralcorp Holdings Inc. (b) (f)	1,308	74,765
Reckitt Benckiser Group Plc	665	26,105
Reddy Ice Holdings Inc. (f)	302	679
Reynolds American Inc.	119	4,520
Ruddick Corp.	893	22,914
SABMiller Plc	1,014	17,003
Safeway Inc.	346	6,834
Sanderson Farms Inc.	252	10,055
Sara Lee Corp.	696	5,791
Seven & I Holdings Co. Ltd.	800	18,049
Smart Balance Inc. (b) (f)	794	5,582
Smithfield Foods Inc. (b) (f)	1,523	13,159
Spartan Stores Inc.	157	2,554
Star Scientific Inc. (b) (f)	1,015	4,994
SUPERVALU Inc.	180	2,943
Susser Holdings Corp. (b)	569	8,222
Swedish Match AB (f)	250	3,568
Sysco Corp.	649	15,141
Tesco Plc	8,610	42,661
Tootsie Roll Industries Inc. (f)	585	14,245
TreeHouse Foods Inc. (b)	365	9,705
Tyson Foods Inc. (f)	472	4,975
Uni-Charm Corp.	100	6,966
Unilever NV (f)	1,788	35,380
Unilever Plc	1,415	27,552

United Natural Foods Inc. (b)	523	11,914
Universal Corp.	542	16,347
USANA Health Sciences Inc. (b) (f)	139	3,323
Vector Group Ltd.	483	6,511
Walgreen Co. (f)	1,031	32,404
Wal-Mart Stores Inc.	2,299	115,870
WD-40 Co.	220	5,953
Weis Markets Inc.	138	5,105
Wesfarmers Ltd.	1,417	23,310
Whole Foods Market Inc. (f)	182	3,773
Winn-Dixie Stores Inc. (b)	688	7,884
WM Morrison Supermarkets Plc	2,702	9,788
Woolworths Ltd.	1,353	26,274
		2,391,924
ENERGY - 6.4%
Aker Solutions ASA	310	1,874
Allis-Chalmers Energy Inc. (b) (f)	339	654
Alon USA Energy Inc. (f)	150	1,905
AMEC Plc	431	3,923
American Oil & Gas Inc. (b)	1,475	988
Anadarko Petroleum Corp.	460	19,808
Apache Corp.	320	23,315
Arch Coal Inc. (f)	1,749	24,434
Arena Resources Inc. (b)	366	10,493
Atlas America Inc. (f)	289	4,497
ATP Oil & Gas Corp. (b) (f)	197	1,411
Baker Hughes Inc.	346	12,311
Basic Energy Services Inc. (b) (f)	297	3,029
Berry Petroleum Co. - Class A	400	6,592
BG Group Plc	3,664	58,506
Bill Barrett Corp. (b) (f)	911	23,668
BJ Services Co.	270	3,750
Bolt Technology Corp. (b)	276	2,807
BP Plc	20,319	143,587
BPZ Resources Inc. (b) (f)	476	2,594
Brigham Exploration Co. (b)	802	1,877
Bristow Group Inc. (b)	216	4,916
Bronco Drilling Co. Inc. (b) (f)	395	2,169
Cabot Oil & Gas Corp. - Class A	139	4,196
Cairn Energy Plc (b)	78	2,446
Cal Dive International Inc. (b)	321	2,542
Callon Petroleum Co. (b)	372	655
Cameron International Corp. (b)	202	5,167
CARBO Ceramics Inc.	209	6,418
Carrizo Oil & Gas Inc. (b) (f)	269	3,317
Cheniere Energy Inc. (b) (f)	1,289	5,079
Chesapeake Energy Corp.	469	9,244
Chevron Corp.	2,088	138,017
Cie Generale de Geophysique-Veritas (b)	130	1,878
Cimarex Energy Co. (f)	1,039	27,949

Clayton Williams Energy Inc. (b)	179	5,375
Complete Production Services Inc. (b)	368	2,458
Comstock Resources Inc. (b)	1,071	36,907
Concho Resources Inc. (b)	672	18,426
ConocoPhillips	1,517	62,197
Consol Energy Inc.	144	4,504
Contango Oil & Gas Co. (b) (f)	188	7,123
Crosstex Energy Inc.	441	869
CVR Energy Inc. (b)	250	1,840
Dawson Geophysical Co. (b)	68	1,337
Delta Petroleum Corp. (b) (f)	646	1,899
Denbury Resources Inc. (b)	374	6,089
Devon Energy Corp.	477	24,732
DHT Maritime Inc.	554	2,332
Diamond Offshore Drilling Inc.	57	4,127
Dril-Quip Inc. (b) (f)	317	10,898
El Paso Corp.	530	3,657
Encore Acquisition Co. (b)	610	17,806
Endeavour International Corp. (b)	2,782	4,423
ENI SpA	2,840	60,944
ENSCO International Inc.	538	15,215
EOG Resources Inc.	264	16,759
Evergreen Energy Inc. (b)	2,690	2,962
EXCO Resources Inc. (b)	1,796	21,157
Exterran Holdings Inc. (b) (f)	738	15,240
Exxon Mobil Corp.	5,237	349,151
FMC Technologies Inc. (b)	1,505	51,516
Forest Oil Corp. (b) (f)	1,185	18,960
Frontier Oil Corp.	1,267	16,104
Gasco Energy Inc. (b)	1,599	800
General Maritime Corp. (f)	614	6,097
GMX Resources Inc. (b) (f)	210	2,297
Golar LNG Ltd.	298	1,606
Goodrich Petroleum Corp. (b) (f)	208	4,769
Gran Tierra Energy Inc. (b)	2,100	5,208
Gulf Island Fabrication Inc.	211	2,730
Gulfmark Offshore Inc. (b)	209	5,618
Gulfport Energy Corp. (b)	316	939
Halliburton Co.	941	19,027
Harvest Natural Resources Inc. (b)	734	3,743
Helix Energy Solutions Group Inc. (b) (f)	828	7,527
Helmerich & Payne Inc. (f)	1,270	39,141
Hess Corp.	279	15,286
Hornbeck Offshore Services Inc. (b)	218	5,064
INPEX Corp.	1	6,317
International Coal Group Inc. (b) (f)	1,723	3,429
ION Geophysical Corp. (b)	1,072	2,680
James River Coal Co. (b)	449	6,394
Knightsbridge Tankers Ltd.	228	3,016
Lufkin Industries Inc.	134	4,677

Marathon Oil Corp.	740	21,978
Mariner Energy Inc. (b) (f)	952	10,834
Matrix Service Co. (b)	176	1,686
McMoRan Exploration Co. (b) (f)	409	2,245
Murphy Oil Corp.	162	7,729
Nabors Industries Ltd. (b)	267	4,061
NATCO Group Inc. (b)	245	5,895
National Oilwell Varco Inc. (b)	367	11,113
Newfield Exploration Co. (b)	1,597	49,794
Newpark Resources Inc. (b)	1,082	3,030
Nippon Mining Holdings Inc.	1,000	4,543
Nippon Oil Corp. (f)	1,000	5,202
Noble Energy Inc.	205	11,634
Nordic American Tanker Shipping Ltd. (f)	404	13,118
Occidental Petroleum Corp.	838	47,171
Oceaneering International Inc. (b)	662	30,167
Oilsands Quest Inc. (b) (f)	1,803	1,352
OMV AG	141	4,368
Origin Energy Ltd.	961	11,377
Overseas Shipholding Group Inc. (f)	267	7,666
Parallel Petroleum Corp. (b) (f)	444	591
Parker Drilling Co. (b) (f)	955	2,636
Patriot Coal Corp. (b) (f)	1,062	6,691
Patterson-UTI Energy Inc.	1,707	21,696
Peabody Energy Corp.	207	5,463
Penn Virginia Corp.	415	5,839
Petroleum Development Corp. (b)	181	2,934
PetroQuest Energy Inc. (b) (f)	612	1,842
PHI Inc. (b)	239	2,705
Pioneer Drilling Co. (b)	474	2,370
Pioneer Natural Resources Co. (f)	187	4,323
Plains Exploration & Production Co. (b)	1,299	24,512
Pride International Inc. (b)	2,085	47,330
Quicksilver Resources Inc. (b) (f)	1,270	10,325
Range Resources Corp.	170	6,795
Repsol YPF SA	691	13,134
Rosetta Resources Inc. (b)	418	2,947
Rowan Cos. Inc.	197	3,075
Royal Dutch Shell Plc - Class A	3,855	88,752
Royal Dutch Shell Plc - Class B	2,937	66,466
RPC Inc.	423	4,526
Saipem SpA	175	3,741
Santos Ltd.	546	6,516
Schlumberger Ltd.	1,237	60,601
SeaDrill Ltd.	311	3,319
Ship Finance International Ltd. (f)	472	4,073
Smith International Inc.	377	9,745
Southern Union Co.	1,326	21,097
Southwestern Energy Co. (b)	426	15,276
Spectra Energy Corp.	500	7,250

StatoilHydro ASA (f)	1,420	26,465
Stone Energy Corp. (b)	234	1,009
Sulphco Inc. (b) (f)	1,653	1,488
Sunoco Inc.	125	3,314
Superior Energy Services Inc. (b)	1,005	19,306
Superior Well Services Inc. (b)	305	3,264
Swift Energy Co. (b) (f)	326	3,527
Technip SA	92	3,952
Teekay Tankers Ltd.	239	2,882
Tenaris SA (f)	570	7,169
Tesoro Corp. (f)	187	2,852
Tidewater Inc.	633	27,377
Toreador Resources Corp.	626	2,316
Total SA	2,316	115,883
Trico Marine Services Inc. (b) (f)	204	792
Tri-Valley Corp. (b) (f)	781	976
Tullow Oil Plc	754	8,901
TXCO Resources Inc. (b) (f)	585	275
Unit Corp. (b) (f)	509	13,891
Uranium Resources Inc. (b)	657	966
USEC Inc. (b) (f)	1,413	8,746
VAALCO Energy Inc. (b)	1,156	5,514
Valero Energy Corp.	456	9,047
Warren Resources Inc. (b)	608	973
Western Refining Inc. (b) (f)	632	7,957
Westmoreland Coal Co. (b)	323	2,746
Willbros Group Inc. (b) (f)	386	4,424
Williams Cos. Inc.	449	6,331
Woodside Petroleum Ltd.	544	15,174
World Fuel Services Corp.	337	12,850
XTO Energy Inc.	603	20,900
		2,550,188

FINANCIALS - 14.9%
1st Source Corp.	175	3,437
3i Group Plc	425	1,999
Acadia Realty Trust	324	4,698
Admiral Group Plc	247	3,305
Advance America Cash Advance Centers Inc. (f)	532	2,128
Advanta Corp. - Class B (f)	641	750
Aegon NV (f)	1,246	6,267
Affiliated Managers Group Inc. (b)	500	28,425
AFLAC Inc.	397	11,469
Alexander’s Inc. (f)	19	4,144
Alexandria Real Estate Equities Inc. (f)	374	13,644
Alleanza Assicurazioni SpA	564	3,779
Allianz SE (f)	499	46,044
Allstate Corp.	491	11,455
Alpha Bank AE (b)	320	3,117
AMB Property Corp.	1,492	28,482
Ambac Financial Group Inc. (f)	3,288	2,992
AMCORE Financial Inc.	246	362
American Campus Communities Inc.	474	10,276
American Capital Agency Corp.	356	6,675
American Equity Investment Life Holding Co. (f)	599	3,372
American Express Co.	1,219	30,743
American Financial Group Inc.	936	16,455
American International Group Inc. (f)	2,509	3,462
American Physicians Capital Inc.	178	7,415
American Safety Insurance Holdings Ltd. (b)	416	4,734
AmeriCredit Corp. (b) (f)	1,721	17,503
Ameriprise Financial Inc.	202	5,323
Amerisafe Inc. (b)	260	3,994
AMP Ltd.	1,581	5,963
AmTrust Financial Services Inc.	351	3,205
Anchor BanCorp Wisconsin Inc.	178	290
Anglo Irish Bank Corp. Plc (i)	477	66
Anthracite Capital Inc. (f)	613	245
Anworth Mortgage Asset Corp.	820	5,273
AON Corp.	266	11,225
Apartment Investment & Management Co.	191	1,394
Apollo Investment Corp.	2,889	13,867
Arbor Realty Trust Inc. (f)	357	1,003
Ares Capital Corp.	1,222	7,173
Argo Group International Holdings Ltd. (b)	376	10,524
Arrow Financial Corp. (f)	131	3,469
Arthur J Gallagher & Co.	1,156	25,987
Ashford Hospitality Trust Inc. (f)	627	1,894
Aspen Insurance Holdings Ltd.	988	23,297
Assicurazioni Generali SpA (f)	1,177	23,947
Associated Banc-Corp	1,568	24,257
Assurant Inc.	148	3,617
Assured Guaranty Ltd. (f)	801	7,738
Astoria Financial Corp.	805	6,649
ASX Ltd.	413	9,821

Australia & New Zealand Banking Group Ltd.	2,277	26,311
AvalonBay Communities Inc. (f)	70	3,977
Aviva Plc	3,004	13,831
AXA Asia Pacific Holdings Ltd.	1,556	4,410
AXA SA (b) (f)	1,731	29,084
Baloise Holding AG (b) (f)	63	4,625
Banca Monte dei Paschi di Siena SpA (f)	1,462	2,339
Banca Popolare di Milano Scarl	450	2,616
BancFirst Corp.	102	4,355
Banco Bilbao Vizcaya Argentaria SA (f)	3,984	43,177
Banco Comercial Portugues SA (f)	4,687	4,374
Banco de Sabadell SA (f)	554	3,197
Banco Latinoamericano de Exportaciones SA	246	3,026
Banco Popular Espanol SA (f)	816	6,725
Banco Popular SC	658	4,323
Banco Santander SA - ADR (f)	127	1,162
Banco Santander SA (f)	8,918	85,782
BancorpSouth Inc. (f)	883	20,530
BancTrust Financial Group Inc. (f)	1,496	9,844
Bank Mutual Corp.	843	8,658
Bank of America Corp.	6,630	59,206
Bank of East Asia Ltd. (f)	1,320	3,168
Bank of Hawaii Corp.	582	20,451
Bank of New York Mellon Corp. (a)	1,193	30,398
Bank of the Ozarks Inc.	146	3,625
Bank of Yokohama Ltd. (f)	1,000	4,218
Bankinter SA	351	4,149
Banner Corp.	183	849
Barclays Plc	9,405	38,185
BB&T Corp. (f)	439	10,246
Beneficial Mutual Bancorp Inc. (b)	413	4,155
Berkshire Hills Bancorp Inc.	157	3,542
BioMed Realty Trust Inc.	942	10,748
BNP Paribas	905	47,643
BOC Hong Kong Holdings Ltd.	8,500	12,130
Boston Private Financial Holdings Inc.	342	1,577
Boston Properties Inc. (f)	70	3,459
BRE Properties Inc. - Class A	570	14,005
British Land Co. Plc	488	3,079
Brookline Bancorp Inc.	758	7,519
Brown & Brown Inc.	1,406	27,361
Calamos Asset Management Inc.	291	3,320
Camden National Corp.	246	7,134
Camden Property Trust	691	18,747
Capital One Financial Corp. (f)	318	5,323
Capital Southwest Corp. (f)	91	7,076
Capital Trust Inc. - Class A (f)	156	265
CapitaLand Ltd.	1,500	2,796
CapLease Inc.	716	2,127
Capstead Mortgage Corp.	511	5,820

Cardinal Financial Corp.	922	7,238
Cascade Bancorp (f)	251	417
Cash America International Inc.	403	9,011
Cathay General Bancorp	1,102	12,364
Cedar Shopping Centers Inc.	490	1,759
Central Pacific Financial Corp.	258	1,512
Charles Schwab Corp.	812	15,006
Chemical Financial Corp.	234	4,996
Cheung Kong Holdings Ltd.	2,000	20,826
Chimera Investment Corp.	1,755	6,195
China Bank Ltd. (f)	1,000	4,928
Chubb Corp.	349	13,594
Chuo Mitsui Trust Holding Inc.	1,000	3,255
Cincinnati Financial Corp.	275	6,586
CIT Group Inc.	928	2,060
Citigroup Inc. (f)	4,722	14,402
Citizens Inc. (b) (f)	438	3,158
Citizens Republic Bancorp Inc. (b)	557	936
City Holdings Co.	257	7,579
City National Corp.	422	15,445
CME Group Inc.	71	15,716
CNA Surety Corp. (b)	234	4,505
CNP Assurances SA	70	5,519
Cohen & Steers Inc.	378	5,564
Colonial BancGroup Inc. (f)	4,260	3,238
Colonial Properties Trust	575	4,163
Columbia Banking System Inc.	290	2,871
Comerica Inc.	194	4,070
Commerce Bancshares Inc.	742	24,560
Commerzbank AG	525	3,570
Commonwealth Bank of Australia	1,619	41,311
Community Bank System Inc.	339	5,577
Community Trust Bancorp Inc.	188	5,689
Compass Diversified Holdings	359	3,209
Consolidated-Tomoka Land Co.	108	3,757
Corporate Office Properties Trust SBI MD	1,012	30,927
Corus Bankshares Inc. (b) (f)	449	94
Cousins Properties Inc.	1,030	8,704
Crawford & Co. - Class B (b) (f)	371	2,207
Credit Agricole SA	1,019	14,899
Credit Saison Co. Ltd. (f)	200	2,223
Credit Suisse Group AG	1,179	46,071
Criteria CaixaCorp SA	1,101	4,136
Cullen/Frost Bankers Inc.	717	33,764
CVB Financial Corp. (f)	852	5,121
Daiwa Securities Group Inc.	2,000	10,363
Danske Bank A/S (b)	392	4,300
Danvers BanCorp Inc.	541	7,850
DBS Group Holdings Ltd.	3,000	19,250
DCT Industrial Trust Inc.	1,964	8,681

Delphi Financial Group Inc.	349	6,027
Deutsche Bank AG	608	32,423
Deutsche Boerse AG	170	12,559
Deutsche Postbank AG	113	2,415
Dexia SA	651	3,157
Diamond Hill Investment Group Inc. (b)	78	3,125
DiamondRock Hospitality Co.	1,068	6,931
Discover Financial Services	401	3,260
DnB NOR ASA (b)	637	3,965
Dollar Financial Corp. (b) (f)	238	2,404
Doral Financial Corp. (b) (f)	410	1,948
Duke Realty Corp. (f)	2,545	24,865
DuPont Fabros Technology Inc.	502	4,262
East West Bancorp Inc. (f)	1,764	12,048
EastGroup Properties Inc.	304	10,217
Eaton Vance Corp.	1,404	38,427
Education Realty Trust Inc.	528	2,476
EFG Eurobank Ergasias SA (b)	237	1,860
eHealth Inc. (b)	290	5,565
Employer Holdings Inc.	440	3,670
Enstar Group Ltd. (b)	51	3,638
Entertainment Properties Trust	368	8,504
Equity Lifestyle Properties Inc.	254	10,076
Equity One Inc. (f)	659	9,806
Equity Residential	180	4,120
Erste Group Bank AG (f)	208	4,340
Essex Property Trust Inc. (f)	326	20,698
Everest Re Group Ltd.	737	55,010
Extra Space Storage Inc.	883	6,278
EZCORP Inc. - Class A (b)	480	5,947
FBL Financial Group Inc. - Class A	175	1,006
Federal Realty Investors Trust (f)	711	39,247
Federated Investors Inc. - Class B	307	7,024
FelCor Lodging Trust Inc. (f)	414	820
Fidelity National Financial Inc. - Class A	2,546	46,159
Fifth Third Bancorp (f)	968	3,969
Financial Federal Corp.	265	6,522
First American Corp.	1,123	31,534
First Bancorp Inc. (f)	818	4,507
First Busey Corp. (f)	340	2,662
First Cash Financial Services Inc. (b)	302	4,965
First Commonwealth Financial Corp.	818	7,092
First Financial Bancorp	437	4,715
First Financial Bankshares Inc. (f)	242	11,926
First Financial Corp.	131	4,860
First Financial Northwest Inc.	632	5,100
First Industrial Realty Trust Inc. (f)	303	1,142
First Marblehead Corp. (b) (f)	1,931	3,708
First Merchants Corp.	484	5,885
First Mercury Financial Corp. (b)	230	3,041

First Midwest Bancorp Inc.	632	5,600
First Niagara Financial Group Inc.	3,275	44,344
First Potomac Realty Trust	268	2,624
FirstMerit Corp.	1,897	36,821
Flagstar Bancorp Inc. (b) (f)	744	1,079
Flagstone Reinsurance Holdings Ltd.	426	3,945
FNB Corp. (f)	707	5,317
Fondiaria-Sai SpA	163	2,711
Forestar Group Inc. (b)	325	4,180
Fortis (b)	1,696	4,169
Fox Chase Bancorp Inc. (b)	565	5,356
FPIC Insurance Group Inc. (b)	177	5,406
Franklin Resources Inc.	147	8,891
Franklin Street Properties Corp.	697	9,305
Friedman Billings Ramsey Group Inc. - Class A (b)	2,367	639
Friends Provident Plc	1,880	1,769
Frontier Financial Corp. (f)	329	467
Fukuoka Financial Group Inc. (f)	1,000	3,062
Fulton Financial Corp.	1,841	12,169
FX Real Estate and Entertainment Inc. (b) (f)	133	15
GAMCO Investors Inc. (f)	100	5,015
Gecina SA	41	2,244
Genworth Financial Inc. - Class A	498	1,175
Getty Realty Corp.	252	4,944
GFI Group Inc.	500	2,040
Glacier Bancorp Inc. (f)	706	10,816
Gladstone Investment Corp.	1,774	6,457
GLG Partners Inc.	630	1,506
Glimcher Realty Trust	292	715
Goldman Sachs Group Inc.	500	64,250
Goodman Group	1,913	514
GPT Group	1,701	581
Gramercy Capital Corp. (f)	378	816
Green Bankshares Inc. (f)	197	1,675
Greenhill & Co. Inc. (f)	204	15,816
Greenlight Capital Re Ltd. (b)	332	5,139
Groupe Bruxelles Lambert SA	70	5,046
Guaranty Financial Group Inc. (b) (f)	1,191	703
Gunma Bank Ltd.	1,000	4,948
Hachijuni Bank Ltd. (f)	1,000	5,881
Hammerson Plc	607	2,812
Hancock Holding Co.	302	11,437
Hang Lung Properties Ltd.	2,000	5,690
Hang Seng Bank Ltd.	700	7,822
Hanmi Financial Corp. (f)	727	1,127
Hanover Insurance Group Inc.	620	18,588
Harleysville Group Inc.	205	5,929
Harleysville National Corp.	515	4,517
Harris & Harris Group Inc. (b) (f)	1,249	6,045
Hartford Financial Services Group Inc.	256	2,936

Hatteras Financial Corp.	191	4,597
HCC Insurance Holdings Inc.	1,384	33,105
HCP Inc.	321	7,046
Health Care REIT Inc. (f)	129	4,395
Healthcare Realty Trust Inc.	604	10,141
Henderson Land Development Co. Ltd.	1,000	4,710
Hersha Hospitality Trust	1,945	7,099
Highwoods Properties Inc. (f)	1,489	35,721
Hilltop Holdings Inc. (b)	670	7,591
Hokugin Financial Group Inc.	2,000	3,508
Home Bancshares Inc.	155	3,418
Home Federal Bancorp Inc.	700	7,063
Home Properties Inc.	339	12,353
Hong Kong Exchanges & Clearing Ltd. (f)	1,000	11,664
Horace Mann Educators Corp.	756	6,638
Hospitality Properties Trust (f)	1,153	14,113
Host Hotels & Resorts Inc.	896	6,890
HSBC Holdings Plc	18,639	132,551
Hudson City Bancorp Inc.	686	8,616
Huntington Bancshares Inc. (f)	435	1,214
IberiaBank Corp.	152	6,943
ICAP Plc	833	4,554
Independent Bank Corp.	353	7,046
Infinity Property & Casualty Corp.	163	5,744
ING Groep NV	2,240	20,418
Inland Real Estate Corp.	457	4,012
Insurance Australia Group Ltd.	2,247	5,667
Interactive Brokers Group Inc. (b)	491	7,242
IntercontinentalExchange Inc. (b)	62	5,431
International Bancshares Corp. (f)	1,215	16,415
Intesa Sanpaolo SpA	8,551	27,242
Invesco Ltd.	427	6,285
Investec Plc	604	2,893
Investor AB - Class B	295	4,262
Investors Bancorp Inc. (b)	496	4,543
Investors Real Estate Trust	437	4,042
IPC Holdings Ltd.	462	12,030
Janus Capital Group Inc.	229	2,297
Japan Prime Realty Investment Corp.	2	3,437
Japan Real Estate Investment Corp.	1	7,068
Japan Retail Fund Investment Corp.	1	3,508
Jefferies Group Inc. (f)	1,638	32,056
Jones Lang LaSalle Inc. (f)	395	12,747
Joyo Bank Ltd. (f)	1,000	4,604
JPMorgan Chase & Co.	3,817	125,961
Julius Baer Holding AG	151	4,954
KBC Groep NV	147	3,231
KBW Inc. (b)	213	5,152
KeyCorp	883	5,430
Kimco Realty Corp.	365	4,387

Klepierre (f)	123	2,734
Knight Capital Group Inc. (b)	1,076	16,667
LaBranche & Co. Inc. (b)	1,040	4,347
Lakeland Financial Corp.	175	3,285
Land Securities Group Plc	254	2,095
LaSalle Hotel Properties	261	3,122
Legal & General Group Plc	5,272	4,479
Legg Mason Inc.	109	2,188
Lend Lease Corp. Ltd.	537	2,818
Leopalace21 Corp.	200	1,458
Leucadia National Corp. (b)	230	4,883
Lexington Realty Trust	508	1,956
Liberty International Plc (f)	285	1,670
Liberty Property Trust	1,204	29,305
Lincoln National Corp.	225	2,529
Link Real Estate Investment Trust	4,000	7,804
Lloyds Banking Group Plc	11,274	18,286
Loews Corp.	349	8,687
London Stock Exchange Group Plc	249	2,729
LTC Properties Inc.	286	5,151
M&T Bank Corp.	121	6,346
Macerich Co. (f)	962	16,864
Mack-Cali Realty Corp.	684	18,372
Macquarie Group Ltd. (f)	203	4,939
Maguire Properties Inc. (b)	1,605	1,749
Maiden Holdings Ltd.	684	3,085
Man Group Plc	1,116	4,125
Mapfre SA (f)	1,730	4,931
MarketAxess Holdings Inc. (b)	366	3,510
Marsh & McLennan Cos. Inc.	450	9,491
Marshall & Ilsley Corp. (f)	339	1,959
Max Capital Group Ltd.	656	10,857
MB Financial Inc. (f)	355	4,839
MBIA Inc. (b) (f)	674	3,188
MCG Capital Corp.	438	771
Meadowbrook Insurance Group Inc.	646	3,844
Medallion Financial Corp.	685	5,048
Medical Properties Trust Inc.	510	2,723
Mediobanca SpA	689	7,949
Mercury General Corp.	420	14,188
MetLife Inc.	831	24,722
MFA Financial Inc.	2,287	13,470
Mid-America Apartment Communities Inc.	308	11,393
Mitsubishi Estate Co. Ltd.	1,000	13,010
Mitsubishi UFJ Financial Group Inc. (f)	12,100	65,641
Mitsui Fudosan Co. Ltd.	1,000	12,533
Mitsui Sumitomo Insurance Group Holdings Inc.	300	8,137
Mizuho Financial Group Inc. (f)	10,700	22,350
Montpelier Re Holdings Ltd.	1,077	13,419
Moody’s Corp.	193	5,697

Morgan Stanley	1,107	26,169
Muenchener Rueckversicherungs AG (f)	228	31,503
MVC Capital Inc.	350	2,996
NASDAQ OMX Group Inc. (b)	122	2,346
National Australia Bank Ltd.	2,069	31,020
National Bank of Greece SA	740	15,389
National Financial Partners Corp.	290	2,047
National Health Investors Inc.	236	6,330
National Penn Bancshares Inc.	1,019	8,244
National Retail Properties Inc.	951	16,871
National Western Life Insurance Co.	27	3,075
Nationwide Health Properties Inc.	1,128	27,850
Natixis	221	500
Navigators Group Inc. (b)	162	7,352
NBT Bancorp Inc.	258	6,109
Nelnet Inc. - Class A (b)	285	1,719
New World Development Ltd.	3,000	3,972
New York Community Bancorp Inc. (f)	4,138	46,801
NewAlliance Bancshares Inc.	2,528	32,636
Nippon Building Fund Inc.	1	8,102
Nipponkoa Insurance Co. Ltd.	1,000	5,415
Nomura Holdings Inc.	1,800	10,750
Nomura Real Estate Office Fund Inc.	1	5,161
Nordea Bank AB (f)	3,173	23,601
Northern Trust Corp.	231	12,557
NorthStar Realty Finance Corp.	1,007	3,192
Northwest Bancorp Inc.	238	4,184
NTT Urban Development Corp.	4	3,225
NYSE Euronext	279	6,464
Ocwen Financial Corp. (b)	991	11,020
Odyssey Re Holdings Corp.	209	8,003
Old Mutual Plc	4,362	4,346
Old National Bancorp	547	7,456
Old Republic International Corp.	2,792	26,161
Omega Healthcare Investors Inc.	1,927	30,292
One Liberty Properties Inc.	435	1,775
optionsXpress Holdings Inc.	317	5,218
ORIX Corp. (b) (f)	80	3,740
Oversea-Chinese Banking Corp.	6,000	23,830
Pacific Capital Bancorp	414	2,873
PacWest Bancorp (f)	462	6,731
Park National Corp. (f)	126	8,436
Parkway Properties Inc.	153	2,122
Pennsylvania Real Estate Investment Trust (f)	281	2,178
People’s United Financial Inc.	380	5,936
PHH Corp. (b) (f)	412	6,913
Phoenix Cos. Inc.	821	1,281
Pico Holdings Inc. (b)	224	6,720
Pinnacle Financial Partners Inc. (b) (f)	301	5,370
Piper Jaffray Cos. (b)	134	4,646

Piraeus Bank SA	286	2,622
Platinum Underwriters Holdings Ltd.	562	16,169
Plum Creek Timber Co. Inc. (f)	196	6,766
PMI Group Inc. (f)	3,477	2,191
PNC Financial Services Group Inc.	426	16,912
Portfolio Recovery Associates Inc. (b)	167	5,840
Post Properties Inc.	529	6,750
Potlatch Corp.	929	27,322
PremierWest Bancorp	2,059	7,845
Presidential Life Corp.	355	3,795
Primus Guaranty Ltd. (b) (f)	634	1,293
Principal Financial Group Inc. (f)	270	4,412
PrivateBancorp Inc.	187	3,787
ProAssurance Corp. (b)	367	16,126
Progressive Corp. (b)	769	11,750
ProLogis	266	2,423
Prospect Capital Corp.	415	3,764
Prosperity Bancshares Inc.	454	12,608
Protective Life Corp. (f)	703	6,025
Provident Bankshares Corp. (f)	380	3,340
Provident Financial Services Inc.	1,028	10,969
Provident New York Bancorp	380	3,219
Prudential Financial Inc.	392	11,321
Prudential plc (a)	2,840	16,323
PS Business Parks Inc.	191	8,356
Public Storage	136	9,093
QBE Insurance Group Ltd. (g) (n)	909	14,395
Radian Group Inc. (f)	3,828	6,622
Raiffeisen International Bank Holding AG	61	2,103
RAIT Financial Trust	605	895
Ramco-Gershenson Properties Trust	205	2,255
Raymond James Financial Inc. (f)	1,190	18,671
Rayonier Inc.	954	36,843
Realty Income Corp. (f)	2,414	53,905
Redwood Trust Inc.	739	12,024
Regency Centers Corp. (f)	858	32,132
Regions Financial Corp.	1,036	4,652
Reinsurance Group of America Inc.	888	28,230
Renasant Corp.	357	5,034
Resona Holdings Inc. (f)	600	8,006
Resource Capital Corp.	602	1,896
RiskMetrics Group Inc. (b) (f)	285	4,956
RLI Corp.	199	9,558
Royal Bank of Scotland Group Plc (b)	12,815	7,821
RSA Insurance Group Plc	3,567	6,862
S&T Bancorp Inc.	225	4,021
Safety Insurance Group Inc.	154	5,090
Sampo Oyj	333	6,212
Sandy Spring Bancorp Inc.	175	2,844
Saul Centers Inc.	141	4,489

SBI Holdings Inc. (f)	23	2,731
SCBT Financial Corp. (f)	161	3,714
SCOR SE (f)	219	4,596
SeaBright Insurance Holdings Inc. (b)	309	2,868
Seacoast Banking Corp. of Florida (f)	345	1,456
SEI Investments Co.	1,436	20,147
Selective Insurance Group	492	7,262
Senior Housing Properties Trust	1,313	21,520
Shizuoka Bank Ltd.	1,000	8,964
Signature Bank (b) (f)	410	11,148
Simmons First National Corp. - Class A	161	4,175
Simon Property Group Inc.	205	10,578
Singapore Exchange Ltd. (f)	1,000	4,235
Skandinaviska Enskilda Banken AB (b) (f)	1,843	7,155
SL Green Realty Corp. (f)	614	10,843
SLM Corp. (b)	736	3,555
Smithtown Bancorp Inc. (f)	354	4,744
Societe Generale - Class A	443	22,641
Sompo Japan Insurance Inc.	1,000	5,962
South Financial Group Inc.	539	895
Southside Bancshares Inc.	184	3,914
Sovran Self Storage Inc.	263	5,928
StanCorp Financial Group Inc. (f)	572	15,690
Standard Chartered Plc	2,100	32,486
Standard Life Plc (g) (n)	1,947	5,413
State Auto Financial Corp.	225	3,652
State Bancorp. Inc.	629	5,183
State Street Corp.	459	15,666
StellarOne Corp.	465	5,985
Sterling Bancshares Inc.	614	4,083
Sterling Financial Corp. / WA (f)	338	1,078
Stewart Information Services Corp.	180	4,070
Stifel Financial Corp. (b)	303	14,917
Stockland	1,232	2,811
Strategic Hotels & Resorts Inc. (f)	512	430
Suffolk Bancorp	132	3,379
Sumitomo Mitsui Financial Group Inc. (f)	800	27,581
Sumitomo Trust & Banking Co. Ltd.	1,000	4,147
Sun Communities Inc.	437	6,402
Sun Hung Kai Properties Ltd.	2,000	20,839
Suncorp-Metway Ltd.	1,388	5,952
Sunstone Hotel Investors Inc. (f)	492	2,603
SunTrust Banks Inc.	409	5,906
Susquehanna Bancshares Inc.	715	5,763
SVB Financial Group (b) (f)	595	12,352
Svenska Handelsbanken - Class A (f)	698	12,159
Swedbank AB (b)	215	1,211
Swire Pacific Ltd.	1,000	7,852
Swiss Life Holding AG (b) (f)	31	2,398
Swiss Reinsurance	281	6,670

SWS Group Inc.	282	3,607
SY Bancorp Inc. (f)	156	3,934
Synovus Financial Corp.	3,226	10,420
T&D Holdings Inc.	200	5,922
T. Rowe Price Group Inc. (f)	220	8,474
Tanger Factory Outlet Centers Inc.	380	12,662
TCF Financial Corp.	1,404	19,530
Tejon Ranch Co. (b)	140	3,248
Texas Capital Bancshares Inc. (b)	390	5,460
thinkorswim Group Inc. (b)	566	5,377
Tokio Marine Holdings Inc.	800	21,051
Tokyu Land Corp. (f)	1,000	3,326
Tompkins Financial Corp.	231	9,737
Torchmark Corp.	197	5,778
Tower Group Inc.	421	11,447
TowneBank (f)	242	4,170
Travelers Cos. Inc.	624	25,671
TrustCo Bank Corp.	701	4,206
Trustmark Corp.	1,177	25,588
U.S. Bancorp	1,830	33,343
UBS AG (b)	3,232	44,396
UCBH Holdings Inc. (f)	1,417	1,814
UDR Inc.	1,804	18,166
UMB Financial Corp.	410	18,766
Umpqua Holdings Corp.	470	4,507
Unibail-Rodamco (f)	94	14,018
UniCredit SpA	13,617	33,157
Unione di Banche Italiane SCPA	491	6,770
United America Indemnity Ltd. (b)	424	2,150
United Bankshares Inc. (f)	293	7,600
United Community Banks Inc. (f)	332	2,141
United Financial Bancorp Inc.	965	12,806
United Fire & Casualty Co.	233	4,350
United Overseas Bank Ltd.	2,000	15,535
Unitrin Inc.	610	10,370
Universal Health Realty Income Trust	221	7,076
Univest Corp. of Pennsylvania	175	3,652
Unum Group	375	6,128
Urstadt Biddle Properties Inc. - Class A	469	7,204
U-Store-It Trust	380	1,303
Validus Holdings Ltd.	750	16,800
Valley National Bancorp (f)	1,467	21,227
Ventas Inc.	150	4,296
Virtus Investment Partners Inc. (b)	41	465
Vornado Realty Trust	136	6,649
Waddell & Reed Financial Inc. - Class A	1,015	22,746
Washington Federal Inc.	1,021	13,253
Washington Real Estate Investment Trust	610	13,011
Washington Trust Bancorp Inc.	195	3,559
Webster Financial Corp.	598	3,128

Weingarten Realty Investors (f)	1,094	17,001
Wells Fargo & Co.	4,353	87,104
WesBanco Inc.	233	4,634
West Coast Bancorp (f)	286	807
Westamerica Bancorporation	689	36,951
Westfield Financial Inc.	370	3,456
Westfield Group	2,265	17,663
Westpac Banking Corp.	3,072	42,865
Westwood Holdings Group Inc.	78	3,079
Wharf Holdings Ltd.	2,000	6,645
Wilmington Trust Corp.	789	11,448
Wing Hang Bank Ltd.	500	2,974
Winthrop Realty Trust	250	2,200
Wintrust Financial Corp.	259	4,403
World Acceptance Corp. (b)	166	4,927
WR Berkley Corp.	1,557	37,228
WSFS Financial Corp.	177	4,798
XL Capital Ltd. - Class A	202	1,921
Zenith National Insurance Corp.	435	9,914
Zions Bancorporation (f)	237	2,590
Zurich Financial Services AG	158	29,361
		5,922,367

HEALTH CARE - 9.8%
Abaxis Inc. (b) (f)	345	5,216
Abbott Laboratories	1,598	66,876
Abiomed Inc. (b)	510	3,402
Acadia Pharmaceuticals Inc. (b)	536	531
Accelrys Inc. (b)	1,214	5,463
Acorda Therapeutics Inc. (b)	409	8,110
Actelion Ltd. (b) (f)	118	5,376
Aetna Inc.	417	9,178
Affymetrix Inc. (b)	1,096	5,140
Air Methods Corp. (b)	279	7,407
Akorn Inc. (b) (f)	1,248	1,048
Alexion Pharmaceuticals Inc. (b) (f)	872	29,142
Alfresa Holdings Corp. (f)	100	3,843
Align Technology Inc. (b)	558	6,925
Alkermes Inc. (b)	1,296	9,914
Allergan Inc.	325	15,165
Alliance HealthCare Services Inc. (b)	358	2,817
Allos Therapeutics Inc. (b)	696	4,266
Allscripts-Misys Healthcare Solutions Inc. (f)	1,678	20,841
Almost Family Inc. (b) (f)	233	5,755
Alnylam Pharmaceuticals Inc. (b)	364	6,687
AMAG Pharmaceuticals Inc. (b) (f)	131	5,875
Amedisys Inc. (b) (f)	307	10,297
American Medical Systems Holdings Inc. (b)	851	10,527
AMERIGROUP Corp. (b)	614	18,340
AmerisourceBergen Corp. (f)	173	5,820
Amgen Inc. (b)	1,093	52,978
AMN Healthcare Services Inc. (b)	283	1,950
Amsurg Corp. (b)	339	6,963
Analogic Corp.	139	5,060
AngioDynamics Inc. (b)	392	4,967
Arena Pharmaceuticals Inc. (b) (f)	604	1,697
Ariad Pharmaceuticals Inc. (b) (f)	1,518	2,277
Array BioPharma Inc. (b)	604	1,770
Assisted Living Concepts Inc. (b)	127	2,518
Astellas Pharma Inc.	500	16,275
AstraZeneca Plc	1,580	55,324
Athenahealth Inc. (b) (f)	243	7,727
Auxilium Pharmaceuticals Inc. (b)	531	12,160
Baxter International Inc.	656	31,816
Bayer AG (b)	837	41,605
Beckman Coulter Inc.	754	39,630
Becton Dickinson & Co.	244	14,757
Biogen Idec Inc. (b)	307	14,840
Bio-Rad Laboratories Inc. - Class A (b)	447	31,151
Bio-Reference Labs Inc. (b) (f)	135	3,465
Boston Scientific Corp. (b)	1,588	13,355
Bristol-Myers Squibb Co.	2,048	39,322
Bruker Corp. (b)	752	4,948
Caliper Life Sciences Inc. (b)	2,155	3,103
Cardiac Science Corp. (b)	786	2,319

Cardinal Health Inc.	380	12,840
Catalyst Health Solutions Inc. (b)	387	8,727
Celera Corp. (b)	989	8,001
Celgene Corp. (b)	477	20,377
Centene Corp. (b)	507	9,314
Cephalon Inc. (b) (f)	96	6,299
Cepheid Inc. (b) (f)	613	5,946
Cerner Corp. (b) (f)	833	44,815
Charles River Laboratories International Inc. (b)	741	20,489
Chemed Corp.	211	8,932
Chugai Pharmaceutical Co. Ltd.	400	7,402
Cie Generale d’Optique Essilor International SA (f)	164	7,066
CIGNA Corp.	240	4,730
Cochlear Ltd.	84	3,034
Community Health Systems Inc. (b)	1,162	26,540
Computer Programs & Systems Inc. (f)	229	8,013
Conceptus Inc. (b)	366	4,956
Conmed Corp. (b)	337	4,489
Cougar Biotechnology Inc. (b)	245	8,555
Covance Inc. (b) (f)	744	29,224
Coventry Health Care Inc. (b)	156	2,482
Covidien Ltd.	528	17,413
CR Bard Inc.	94	6,733
Cross Country Healthcare Inc. (b)	357	3,145
CSL Ltd.	673	16,835
Cubist Pharmaceuticals Inc. (b)	657	10,906
Cyberonics Inc. (b)	378	5,005
Cypress Bioscience Inc. (b)	335	2,412
Daiichi Sankyo Co. Ltd.	700	11,747
DaVita Inc. (b)	114	5,286
Dendreon Corp. (b) (f)	1,349	28,599
DENTSPLY International Inc. (f)	222	6,354
DepoMed Inc. (b)	1,830	3,806
Dionex Corp. (b)	214	13,482
Durect Corp. (b)	1,233	3,009
Eclipsys Corp. (b) (f)	779	10,283
Edwards Lifesciences Corp. (b)	637	40,373
Eisai Co. Ltd. (f)	300	8,076
Elan Corp. Plc (b)	550	3,273
Eli Lilly & Co.	1,037	34,138
Emergency Medical Services Corp. (b)	108	3,763
Emergent BioSolutions Inc. (b)	184	1,971
Endo Pharmaceuticals Holdings Inc. (b)	1,322	21,866
Enzo Biochem Inc. (b)	468	1,919
Enzon Pharmaceuticals Inc. (b)	805	4,629
eResearch Technology Inc. (b)	285	1,445
ev3 Inc. (b)	903	7,549
Exelixis Inc. (b)	867	4,274
Express Scripts Inc. (b)	224	14,329
Facet Biotech Corp. (b)	429	4,011

Five Star Quality Care Inc. (b)	1,150	1,944
Forest Laboratories Inc. (b)	222	4,815
Fresenius Medical Care AG & Co. KGaA (f)	177	6,869
Genomic Health Inc. (b)	190	4,275
Genoptix Inc. (b)	115	3,344
Gen-Probe Inc. (b)	604	29,089
Gentiva Health Services Inc. (b)	409	6,515
Genzyme Corp. (b)	283	15,092
Geron Corp. (b) (f)	888	4,564
Getinge AB - Class B (f)	348	4,042
Gilead Sciences Inc. (b)	950	43,510
GlaxoSmithKline Plc	5,651	87,044
Greatbatch Inc. (b) (f)	290	6,102
Haemonetics Corp. (b)	295	15,231
Halozyme Therapeutics Inc. (b)	696	4,399
Hanger Orthopedic Group Inc. (b)	418	5,814
Health Management Associates Inc. (b) (f)	2,643	12,343
Health Net Inc. (b)	1,368	19,754
HealthSouth Corp. (b) (f)	859	8,049
HealthSpring Inc. (b)	347	3,203
Healthways Inc. (b)	241	2,514
Henry Schein Inc. (b)	1,075	44,118
Hill-Rom Holdings Inc. (f)	619	8,035
Hisamitsu Pharmaceutical Co. Inc. (f)	100	2,829
HMS Holdings Corp. (b)	302	9,054
Hologic Inc. (b) (f)	3,032	45,056
Hospira Inc. (b)	232	7,626
Human Genome Sciences Inc. (b)	895	1,960
Humana Inc. (b)	141	4,058
ICU Medical Inc. (b)	161	6,054
Idexx Laboratories Inc. (b) (f)	664	26,095
Immucor Inc. (b)	1,641	26,732
Immunogen Inc. (b)	2,050	14,248
IMS Health Inc.	284	3,567
Incyte Corp. (b) (f)	1,336	3,153
Inspire Pharmaceuticals Inc. (b)	1,406	6,313
Integra LifeSciences Holdings Corp. (b) (f)	183	4,725
InterMune Inc. (b)	254	3,439
Intuitive Surgical Inc. (b) (f)	51	7,330
Invacare Corp.	318	4,894
inVentiv Health Inc. (b)	221	2,451
IRIS International Inc. (b)	397	4,434
Isis Pharmaceuticals Inc. (b) (f)	1,101	17,264
Johnson & Johnson	2,851	149,278
Kendle International Inc. (b) (f)	187	1,664
Kensey Nash Corp. (b)	245	5,130
Kindred Healthcare Inc. (b)	710	9,244
Kinetic Concepts Inc. (b)	574	14,212
KV Pharmaceutical Co. - Class A (b)	328	458
Laboratory Corp. of America Holdings (b)	106	6,800

Landauer Inc.	162	8,583
Lexicon Pharmaceuticals Inc. (b) (f)	3,873	4,260
LHC Group Inc. (b)	274	6,253
Life Technologies Corp. (b)	197	7,348
LifePoint Hospitals Inc. (b) (f)	678	17,526
Ligand Pharmaceuticals Inc. - Class B (b)	958	2,864
Lincare Holdings Inc. (b) (f)	820	19,787
Lonza Group AG	58	5,321
Luminex Corp. (b) (f)	614	10,076
Magellan Health Services Inc. (b)	504	14,898
MannKind Corp. (b) (f)	530	2,168
Martek Biosciences Corp. (f)	458	8,345
Masimo Corp. (b) (f)	1,101	31,819
McKesson Corp.	292	10,804
Medarex Inc. (b)	1,557	9,217
MedAssets Inc. (b)	231	3,982
Medco Health Solutions Inc. (b)	519	22,602
Mediceo Paltac Holdings Co. Ltd. (f)	400	4,048
Medicines Co. (b)	635	6,337
Medicis Pharmaceutical Corp.	1,290	20,730
Medivation Inc. (b) (f)	323	6,244
Medtronic Inc.	1,158	37,056
Merck & Co. Inc.	2,181	52,867
Merck KGaA	75	6,725
Meridian Bioscience Inc.	469	8,151
Merit Medical Systems Inc. (b)	492	7,631
Millipore Corp. (b)	64	3,782
Mitsubishi Tanabe Pharma Corp. (f)	1,000	9,501
Molina Healthcare Inc. (b) (f)	240	5,196
Momenta Pharmaceuticals Inc. (b) (f)	496	5,555
MWI Veterinary Supply Inc. (b)	120	3,730
Mylan Inc. (b) (f)	384	5,088
Myriad Genetics Inc. (b) (f)	1,010	39,178
Nabi Biopharmaceuticals (b) (f)	1,150	3,956
National Healthcare Corp.	110	4,367
Natus Medical Inc. (b)	393	3,451
Nektar Therapeutics (b)	936	5,242
Neogen Corp. (b)	167	3,786
Neurocrine Biosciences Inc. (b)	749	2,472
Nobel Biocare Holding AG (f)	130	2,650
Novartis AG	2,585	97,838
Noven Pharmaceuticals Inc. (b)	306	3,158
Novo-Nordisk A/S - Class B	495	23,553
NPS Pharmaceuticals Inc. (b)	1,504	5,204
NuVasive Inc. (b) (f)	434	16,449
Odyssey HealthCare Inc. (b)	379	3,926
Omnicare Inc.	1,261	32,420
Omnicell Inc. (b)	419	3,687
Ono Pharmaceutical Co. Ltd.	100	4,238
Onyx Pharmaceuticals Inc. (b)	587	15,203

Optimer Pharmaceuticals Inc. (b) (f)	300	4,191
OraSure Technologies Inc. (b) (f)	810	2,932
Orthofix International NV (b)	132	2,251
Orthovita Inc. (b)	971	2,855
OSI Pharmaceuticals Inc. (b)	1,268	42,567
Osiris Therapeutics Inc. (b)	204	2,585
Owens & Minor Inc.	922	31,975
Palomar Medical Technologies Inc. (b)	407	3,504
Par Pharmaceutical Cos. Inc. (b) (f)	733	7,865
Parexel International Corp. (b)	538	5,332
Patterson Cos. Inc. (b)	184	3,765
PDL BioPharma Inc.	2,148	15,358
Perrigo Co.	935	24,235
Pfizer Inc.	6,853	91,556
Pharmaceutical Product Development Inc.	1,420	27,846
PharMerica Corp. (b) (f)	377	6,880
Phase Forward Inc. (b)	397	5,661
Progenics Pharmaceuticals Inc. (b)	303	1,660
PSS World Medical Inc. (b)	721	10,469
Psychiatric Solutions Inc. (b) (f)	1,302	25,246
Qiagen NV (b)	235	3,888
Quest Diagnostics Inc.	147	7,546
Questcor Pharmaceuticals Inc. (b)	591	2,660
Quidel Corp. (b)	573	6,670
Regeneron Pharmaceuticals Inc. (b)	744	9,865
RehabCare Group Inc. (b)	297	4,960
Res-Care Inc. (b)	319	5,110
ResMed Inc. (b)	911	35,028
Rigel Pharmaceuticals Inc. (b) (f)	657	4,362
Roche Holding AG	764	96,344
Salix Pharmaceuticals Ltd. (b)	641	7,051
Sangamo Biosciences Inc. (b) (f)	690	2,933
Sanofi-Aventis SA	1,147	66,425
Santen Pharmaceutical Co. Ltd.	300	8,472
Savient Pharmaceuticals Inc. (b) (f)	696	3,675
Schering-Plough Corp.	1,688	38,858
Seattle Genetics Inc. (b)	753	6,950
Sepracor Inc. (b)	1,337	18,999
Sequenom Inc. (b) (f)	705	2,552
Shire Plc	647	8,090
Sirona Dental Systems Inc. (b) (f)	203	3,321
Smith & Nephew Plc	783	5,509
Somanetics Corp. (b)	324	5,252
Sonic Healthcare Ltd.	665	5,635
SonoSite Inc. (b) (f)	192	3,464
Sonova Holding AG (f)	72	4,678
Spectranetics Corp. (b)	534	2,083
St. Jude Medical Inc. (b)	308	10,324
Stereotaxis Inc. (b) (f)	488	1,630
STERIS Corp.	1,295	31,210

Stryker Corp.	195	7,548
Sun Healthcare Group Inc. (b)	444	3,761
Sunrise Senior Living Inc. (b) (f)	343	875
SurModics Inc. (b) (f)	133	2,886
Suzuken Co. Ltd. (f)	200	4,928
Symmetry Medical Inc. (b)	424	3,078
Synthes Inc.	57	5,767
Takeda Pharmaceutical Co. Ltd.	900	31,941
Techne Corp.	467	26,722
Teleflex Inc.	486	20,888
Terumo Corp.	200	7,544
Theravance Inc. (b)	983	14,086
Thermo Fisher Scientific Inc. (b)	442	15,505
Thoratec Corp. (b) (f)	1,295	37,633
Tsumura & Co. (f)	100	2,738
UCB SA	114	3,103
United Therapeutics Corp. (b) (f)	535	33,603
UnitedHealth Group Inc.	1,255	29,518
Universal American Corp. (b)	285	2,944
Universal Health Services Inc.	596	30,038
Valeant Pharmaceutical International (b) (f)	1,900	31,844
Varian Inc. (b)	637	21,034
Varian Medical Systems Inc. (b)	228	7,608
VCA Antech Inc. (b) (f)	1,125	28,148
Vertex Pharmaceuticals Inc. (b) (f)	1,923	59,267
ViroPharma Inc. (b) (f)	533	3,001
Vital Images Inc. (b)	224	2,269
Vivus Inc. (b)	803	3,220
Vnus Medical Technologies Inc. (b)	153	3,389
Volcano Corp. (b)	557	7,347
Waters Corp. (b)	86	3,799
Watson Pharmaceuticals Inc. (b)	121	3,744
WellCare Health Plans Inc. (b)	406	6,094
WellPoint Inc. (b)	490	20,952
West Pharmaceutical Services Inc. (f)	346	11,297
William Demant Holding AS (b)	96	4,540
Wright Medical Group Inc. (b)	335	4,606
Wyeth	1,374	58,258
XenoPort Inc. (b) (f)	319	4,361
XOMA Ltd. (b) (f)	2,201	1,189
Zimmer Holdings Inc. (b)	249	10,954
Zoll Medical Corp. (b)	268	4,309
ZymoGenetics Inc. (b) (f)	501	1,754
		3,923,172
INDUSTRIALS - 10.9%
3M Co.	719	41,414
A P Moller - Maersk A/S (f)	2	11,522
AAON Inc. (f)	191	3,721
AAR Corp. (b) (f)	482	7,264
ABB Ltd. (b)	2,424	34,315

Abertis Infraestructuras SA	222	3,974
ABM Industries Inc.	475	8,322
ACCO Brands Corp. (b)	346	722
ACS Actividades de Construccion y Servicios SA (f)	212	10,603
Actuant Corp. - Class A	474	5,811
Acuity Brands Inc.	418	12,013
Adecco SA	114	4,487
Administaff Inc.	182	4,852
Advanced Battery Technologies Inc. (b)	1,219	3,352
Advisory Board Co. (b)	164	3,057
AECOM Technology Corp. (b)	952	24,495
AeroVironment Inc. (b)	127	3,005
AGCO Corp. (b) (f)	1,117	27,143
Aircastle Ltd. (f)	1,449	9,563
AirTran Holdings Inc. (b) (f)	2,747	19,092
Alaska Air Group Inc. (b)	852	14,297
Albany International Corp.	220	2,042
Alexander & Baldwin Inc.	513	13,666
Alfa Laval AB	692	6,130
All Nippon Airways Co. Ltd.	1,000	3,650
Allegiant Travel Co. (b) (f)	173	9,003
Alliant Techsystems Inc. (b) (f)	396	31,541
Alstom SA	243	15,148
Amada Co. Ltd.	1,000	6,135
AMERCO (b)	90	2,921
American Commercial Lines Inc. (b)	432	2,151
American Ecology Corp.	270	4,460
American Reprographics Co. (b)	234	1,508
American Science & Engineering Inc.	131	7,894
American Superconductor Corp. (b) (f)	516	13,261
Ameron International Corp.	102	6,035
AMETEK Inc.	1,286	41,422
AO Smith Corp.	208	6,467
Apogee Enterprises Inc.	242	3,243
Applied Industrial Technologies Inc.	516	11,610
Applied Signal Technology Inc.	430	8,497
Argon ST Inc. (b)	194	3,956
Arkansas Best Corp.	217	5,008
Asahi Glass Co. Ltd.	1,000	5,942
Assa Abloy AB (f)	401	4,721
Astec Industries Inc. (b) (f)	222	6,842
ATC Technology Corp. (b)	293	4,656
Atlantia SpA	505	8,909
Atlas Air Worldwide Holdings Inc. (b)	175	4,646
Atlas Copco AB - Class A	544	5,057
Atlas Copco AB - Class B (f)	193	1,598
Avery Dennison Corp.	115	3,305
Axsys Technologies Inc. (b)	102	4,275
AZZ Inc. (b)	170	5,258
Badger Meter Inc. (f)	237	9,234

BAE Systems Plc	3,910	20,568
Baldor Electric Co. (f)	407	9,442
Balfour Beatty Plc	629	3,106
Barnes Group Inc.	405	5,735
BE Aerospace Inc. (b)	1,313	14,167
Beacon Roofing Supply Inc. (b) (f)	714	11,353
Belden Inc.	604	9,736
Blount International Inc. (b)	580	3,712
Boeing Co.	763	30,558
Bouygues SA (f)	181	7,721
Bowne & Co. Inc.	481	2,458
Brady Corp. - Class A	587	12,368
Brambles Ltd.	1,322	5,688
Briggs & Stratton Corp. (f)	630	9,374
Brink’s Co.	543	15,394
British Airways Plc	756	1,637
Bucyrus International Inc. - Class A	793	17,216
Bunzl Plc	634	5,112
Burlington Northern Santa Fe Corp.	288	19,434
Capita Group Plc	635	6,393
Carlisle Cos. Inc.	748	17,017
Cascade Corp.	147	3,553
Caterpillar Inc.	659	23,447
Cathay Pacific Airways Ltd.	4,000	4,645
CBIZ Inc. (b)	875	6,878
Central Japan Railway Co.	2	11,823
Cenveo Inc. (b) (f)	374	1,765
Ceradyne Inc. (b)	196	3,379
CH Robinson Worldwide Inc.	165	8,771
Chart Industries Inc. (b)	332	4,592
Cie de Saint-Gobain	338	12,126
Cintas Corp.	155	3,977
CIRCOR International Inc.	175	4,503
CLARCOR Inc.	533	16,566
Clean Harbors Inc. (b)	470	23,547
Cobham Plc	2,058	5,332
Columbus Mckinnon Corp. (b)	204	2,644
Comfort Systems USA Inc.	617	6,657
Commercial Vehicle Group Inc. (b)	371	355
COMSYS IT Partners Inc. (b)	386	2,038
Consolidated Graphics Inc. (b) (f)	132	2,563
Con-Way Inc. (f)	466	11,547
Cooper Industries Ltd. - Class A	159	5,214
Copart Inc. (b)	735	23,072
Corporate Executive Board Co.	365	6,307
Corrections Corp. of America (b)	1,638	23,145
CoStar Group Inc. (b) (f)	146	5,409
CRA International Inc. (b)	149	3,478
Crane Co.	522	12,053
CSX Corp.	332	9,824

Cubic Corp.	209	6,000
Cummins Inc.	180	6,120
Curtiss-Wright Corp. (f)	477	15,250
Dai Nippon Printing Co. Ltd.	1,000	10,556
Daikin Industries Ltd.	300	8,046
Daiwa House Industry Co. Ltd. (f)	1,000	8,710
Danaher Corp.	270	15,779
Deere & Co.	472	19,475
Deluxe Corp.	929	13,471
Deutsche Lufthansa AG (f)	295	3,763
Deutsche Post AG	965	11,134
Dollar Thrifty Automotive Group Inc. (b)	196	736
Donaldson Co. Inc. (f)	930	30,681
Dover Corp.	177	5,448
DSV A/S (b)	430	4,856
Ducommun Inc.	246	4,261
Dun & Bradstreet Corp.	81	6,593
Dycom Industries Inc. (b)	784	6,601
Dynamic Materials Corp. (f)	88	1,411
DynCorp International Inc. (b)	320	4,880
Eagle Bulk Shipping Inc. (f)	545	3,553
East Japan Railway Co.	400	22,551
Eaton Corp.	169	7,402
EMCOR Group Inc. (b)	783	16,279
Emerson Electric Co.	913	31,079
Encore Wire Corp.	354	7,731
Energy Conversion Devices Inc. (b) (f)	502	9,227
EnergySolutions Inc.	318	3,085
EnerSys (b) (f)	488	8,320
Ennis Inc.	319	2,871
EnPro Industries Inc. (b) (f)	235	3,751
Equifax Inc. (f)	96	2,799
ESCO Technologies Inc. (b)	325	13,514
Esterline Technologies Corp. (b)	342	9,012
European Aeronautic Defence & Space Co. NV	298	4,301
Evergreen Solar Inc. (b) (f)	1,030	2,503
Expeditors International Washington Inc.	273	9,476
Experian Plc	874	5,755
Exponent Inc. (b)	270	7,533
Fanuc Ltd.	200	14,338
Fastenal Co. (f)	196	7,519
Federal Signal Corp.	1,123	8,726
FedEx Corp.	328	18,355
Finmeccanica SpA	348	4,902
First Solar Inc. (b) (f)	39	7,304
Flowserve Corp.	98	6,654
Fluor Corp.	192	7,271
Fomento de Construcciones y Contratas SA	77	2,752
Force Protection Inc. (b) (f)	597	4,549
Forward Air Corp. (f)	260	4,334

Franklin Electric Co. Inc. (f)	254	6,017
FreightCar America Inc.	138	2,654
FTI Consulting Inc. (b) (f)	623	34,190
Fuel Tech Inc. (b)	196	2,570
FuelCell Energy Inc. (b)	839	2,668
Furmanite Corp. (b)	789	3,124
Fushi Copperweld Inc. (b)	272	1,381
G&K Services Inc. - Class A	201	5,019
G4S Plc	2,120	5,879
Gamesa Corp. Tecnologica SA (f)	284	5,360
GATX Corp. (f)	601	18,096
GEA Group AG	196	2,578
Geberit AG (f)	20	2,132
Genco Shipping & Trading Ltd. (f)	154	2,941
GenCorp Inc. (b) (f)	504	1,209
General Cable Corp. (b) (f)	56	1,519
General Dynamics Corp.	395	20,410
General Electric Co.	10,806	136,696
Genesee & Wyoming Inc. - Class A (b)	299	8,970
Geo Group Inc. (b) (f)	416	6,918
GeoEye Inc. (b) (f)	302	7,517
Gibraltar Industries Inc. (f)	332	2,224
Goodrich Corp.	171	7,572
Gorman-Rupp Co.	295	6,284
Graco Inc.	679	16,018
GrafTech International Ltd. (b)	1,121	9,854
Granite Construction Inc.	776	30,613
Greenbrier Cos. Inc.	298	2,536
Griffon Corp. (b)	619	5,367
Grupo Ferrovial SA (f)	80	2,320
Hankyu Hanshin Holdings Inc.	1,000	4,675
Harsco Corp.	1,015	27,963
Hays Plc	2,503	3,323
Healthcare Services Group Inc.	404	7,224
Heartland Express Inc.	528	7,894
HEICO Corp. (f)	201	5,771
Heidrick & Struggles International Inc.	154	2,603
Herley Industries Inc. (b)	424	4,384
Herman Miller Inc.	1,071	15,926
Hexcel Corp. (b)	1,029	9,868
HNI Corp.	1,143	17,717
Honeywell International Inc.	758	23,657
Horizon Lines Inc. - Class A (f)	572	3,043
HUB Group Inc. - Class A (b)	451	10,373
Hubbell Inc. - Class B	683	22,676
Hudson Highland Group Inc. (b) (f)	468	767
Huron Consulting Group Inc. (b) (f)	242	11,604
Hutchison Whampoa Ltd.	2,000	11,871
ICF International Inc. (b)	374	10,289
IDEX Corp.	932	23,533

II-VI Inc. (b)	250	5,993
Illinois Tool Works Inc.	419	13,743
IMI Plc	802	4,205
Ingersoll-Rand Co. Ltd. - Class A	302	6,575
Insituform Technologies Inc. - Class A (b) (f)	311	4,768
Insteel Industries Inc.	438	3,263
Interface Inc.	549	3,179
Interline Brands Inc. (b)	347	4,497
International Shipholding Corp.	263	5,523
Invensys Plc (b)	1,448	4,229
Iron Mountain Inc. (b) (f)	204	5,812
ITOCHU Corp.	2,000	10,667
ITT Corp.	253	10,376
Jacobs Engineering Group Inc. (b)	162	6,162
JB Hunt Transport Services Inc. (f)	955	26,855
JetBlue Airways Corp. (b) (f)	3,860	19,030
Joy Global Inc.	1,145	29,198
JS Group Corp. (f)	400	4,867
Kadant Inc. (b)	252	3,110
Kajima Corp.	2,000	5,759
Kaman Corp. - Class A	348	5,885
Kansas City Southern (b) (f)	1,109	16,912
Kawasaki Heavy Industries Ltd.	2,000	4,259
Kawasaki Kisen Kaisha Ltd.	1,000	3,742
Kaydon Corp.	400	12,784
KBR Inc.	1,828	28,553
Keihin Electric Express Railway Co. Ltd.	1,000	7,686
Keio Corp.	1,000	5,678
Keisei Electric Railway Co. Ltd.	1,000	4,745
Kelly Services Inc. - Class A	455	5,169
Kennametal Inc.	836	17,096
Keppel Corp. Ltd.	1,000	4,039
Kforce Inc. (b)	420	4,582
Kimball International Inc. - Class B	498	2,734
Kintetsu Corp.	3,000	13,050
Knight Transportation Inc.	715	12,641
Knoll Inc.	355	2,513
Komatsu Ltd.	1,000	12,361
Kone Oyj	220	6,010
Koninklijke Philips Electronics NV	982	17,718
Korn/Ferry International (b) (f)	1,084	11,480
Kubota Corp. (f)	1,000	5,962
Kuehne & Nagel International AG (f)	107	8,042
Kurita Water Industries Ltd.	200	4,827
L-3 Communications Holdings Inc.	113	8,605
Ladish Co. Inc. (b)	210	1,590
Landstar System Inc.	647	23,040
Layne Christensen Co. (b)	169	3,661
LB Foster Co. (b)	177	5,797
LECG Corp. (b)	443	1,288

Leighton Holdings Ltd. (f)	162	2,481
Lennox International Inc.	567	18,082
Lincoln Electric Holdings Inc.	523	23,289
Lindsay Corp. (f)	239	9,299
LMI Aerospace Inc. (b)	327	2,155
Lockheed Martin Corp.	322	25,287
M&F Worldwide Corp. (b)	88	1,403
Macquarie Infrastructure Group	3,650	3,581
Man AG	103	6,384
Manitowoc Co. Inc.	182	1,082
Manpower Inc.	956	41,194
Marten Transport Ltd. (b)	179	3,712
Marubeni Corp. (f)	2,000	7,220
Masco Corp.	435	3,854
MasTec Inc. (b)	440	5,504
McGrath RentCorp	183	3,869
Metso Oyj	155	2,374
Michael Baker Corp. (b)	103	3,461
Microvision Inc. (b) (f)	2,018	3,753
Middleby Corp. (b) (f)	150	6,566
Mine Safety Appliances Co. (f)	740	18,241
Mitsubishi Corp.	1,500	22,967
Mitsubishi Electric Corp.	2,000	10,566
Mitsubishi Heavy Industries Ltd.	4,000	13,020
Mitsubishi Logistics Corp.	1,000	9,471
Mitsui & Co. Ltd.	2,000	21,051
Mitsui OSK Lines Ltd. (f)	1,000	5,689
Mobile Mini Inc. (b) (f)	290	3,973
Monster Worldwide Inc. (b)	167	2,305
Moog Inc. - Class A (b)	452	12,105
MPS Group Inc. (b)	2,289	18,404
MSC Industrial Direct Co. - Class A	487	19,894
MTR Corp.	6,000	15,252
Mueller Industries Inc.	475	10,436
Mueller Water Products Inc.	1,011	4,236
NACCO Industries Inc. - Class A	46	1,760
Navigant Consulting Inc. (b)	1,153	16,961
NCI Building Systems Inc. (b) (f)	162	639
Nippon Express Co. Ltd.	1,000	3,559
Nippon Yusen KK (f)	1,000	4,076
Nordson Corp.	801	29,060
Norfolk Southern Corp.	318	11,346
Northrop Grumman Corp.	361	17,454
Northwest Pipe Co. (b)	127	4,817
Obayashi Corp. (f)	1,000	4,908
Odakyu Electric Railway Co. Ltd.	1,000	8,163
Odyssey Marine Exploration Inc. (b) (f)	823	2,864
Old Dominion Freight Line Inc. (b) (f)	324	9,121
On Assignment Inc. (b)	664	2,337
Orbital Sciences Corp. (b)	623	9,632

Orion Marine Group Inc. (b)	434	6,501
Orkla ASA (f)	965	6,909
Oshkosh Corp. (f)	690	6,624
Otter Tail Corp. (f)	410	9,094
PACCAR Inc.	321	11,376
Pacer International Inc.	311	1,318
Pall Corp.	137	3,618
Panasonic Electric Works Co. Ltd.	1,000	8,092
Parker Hannifin Corp.	205	9,297
Pentair Inc.	1,207	32,154
Perini Corp. (b)	588	10,172
Pitney Bowes Inc.	370	9,080
Powell Industries Inc. (b)	110	3,959
Power-One Inc. (b) (f)	1,071	1,295
Precision Castparts Corp.	133	9,956
PRG-Schultz International Inc. (b)	667	1,974
Q-Cells SE (b)	32	682
Quanex Building Products Corp.	330	3,383
Quanta Services Inc. (b)	2,372	53,916
Randstad Holding NV	72	1,652
Raven Industries Inc.	186	4,445
Raytheon Co.	433	19,585
RBC Bearings Inc. (b) (f)	272	5,032
Regal-Beloit Corp. (f)	374	15,196
Renewable Energy Corp. AS (b) (f)	200	1,807
Republic Airways Holdings Inc. (b)	265	1,897
Republic Services Inc. - Class A	393	8,253
Resources Connection Inc. (b)	366	7,155
Robbins & Myers Inc.	340	6,443
Robert Half International Inc.	187	4,492
Rockwell Automation Inc.	144	4,549
Rockwell Collins Inc.	143	5,484
Rollins Inc.	853	15,354
Rolls-Royce Group Plc (b)	1,540	7,634
Roper Industries Inc.	1,078	49,146
RR Donnelley & Sons Co.	224	2,610
RSC Holdings Inc. (b) (f)	647	4,626
Rush Enterprises Inc. - Class A (b)	297	3,909
Sacyr Vallehermoso SA (f)	140	1,438
Sandvik AB (f)	1,286	8,446
Scania AB (f)	348	3,690
Schneider Electric SA (virt-x) (f)	239	18,188
School Specialty Inc. (b) (f)	208	3,904
Seaboard Corp.	3	2,805
Secom Co. Ltd.	200	7,382
Securitas AB - Class B (b)	416	3,447
Serco Group Plc	617	3,329
SGS SA	7	7,850
Shaw Group Inc. (b)	1,024	34,335
Shimizu Corp.	2,000	9,572

Siemens AG	948	63,739
Simpson Manufacturing Co. Inc.	359	7,991
Singapore Airlines Ltd.	940	6,794
Skanska AB	328	3,538
SKF AB - Class B (f)	722	7,917
SkyWest Inc.	514	6,189
SMC Corp.	100	9,734
Smiths Group Plc	538	5,781
Societe BIC SA (f)	112	6,013
Sojitz Corp.	1,500	2,312
Southwest Airlines Co.	782	5,458
Spherion Corp. (b)	746	2,678
SPX Corp.	657	30,334
Standard Parking Corp. (b)	406	6,187
Standex International Corp.	400	5,548
Stanley Inc. (b)	112	2,887
Stericycle Inc. (b)	123	5,791
Sterling Construction Co. Inc. (b)	304	5,706
Sulzer AG (f)	70	3,805
Sumitomo Corp.	1,000	8,649
Sumitomo Electric Industries Ltd.	1,100	10,641
Sumitomo Heavy Industries Ltd.	1,000	4,137
Sun Hydraulics Corp.	206	3,729
Sykes Enterprises Inc. (b)	361	7,097
Taisei Corp. (f)	3,000	6,510
Taser International Inc. (b)	451	2,165
Team Inc. (b)	264	3,794
Tecumseh Products Co. (b)	203	2,073
Teledyne Technologies Inc. (b)	415	13,251
Tennant Co.	343	5,100
Terex Corp. (b) (f)	1,013	13,979
Tetra Tech Inc. (b)	677	16,627
Textron Inc.	216	2,318
Thales SA	110	4,563
Thermadyne Holdings Corp. (b)	430	1,375
Thomas & Betts Corp. (b)	683	21,255
Timken Co.	887	14,263
Titan International Inc.	218	1,318
TNT NV	371	6,838
Tobu Railway Co. Ltd.	1,000	5,222
Tokyu Corp.	1,000	4,259
Toll Holdings Ltd.	597	2,560
Tomkins Plc	1,622	4,141
Toppan Printing Co. Ltd.	1,000	7,524
TransDigm Group Inc. (b) (f)	402	14,126
Transurban Group	1,299	4,210
Tredegar Corp.	345	6,065
Trinity Industries Inc.	899	13,134
Triumph Group Inc.	149	6,158
TrueBlue Inc. (b)	432	4,195

UAL Corp. (b) (f)	1,790	8,807
Union Pacific Corp.	529	25,995
United Capital Corp. (b)	294	5,280
United Parcel Service Inc. - Class B (f)	1,030	53,910
United Rentals Inc. (b) (f)	488	2,957
United Stationers Inc. (b)	230	7,528
United Technologies Corp.	984	48,059
Universal Forest Products Inc. (f)	277	9,296
URS Corp. (b)	1,058	46,615
US Airways Group Inc. (b)	2,588	9,809
Vallourec SA	63	6,886
Vestas Wind Systems A/S (b)	185	12,009
Viad Corp.	192	3,663
Vinci SA (f)	472	21,146
Volt Information Sciences Inc. (b)	338	2,427
Volvo AB - Class B (f)	880	5,738
VSE Corp.	214	6,396
Wabash National Corp.	710	887
Wabtec Corp.	1,135	43,289
Wartsila Oyj (f)	101	3,330
Waste Connections Inc. (b)	1,870	48,209
Waste Management Inc. (f)	445	11,868
Watsco Inc. (f)	218	9,363
Watson Wyatt Worldwide Inc.	1,008	53,474
Watts Water Technologies Inc.	250	5,565
Werner Enterprises Inc.	918	15,009
West Japan Railway Co. (f)	2	6,125
Wolseley PLC (b)	192	3,435
Woodward Governor Co.	1,385	27,645
WW Grainger Inc. (f)	112	9,395
Yamato Holdings Co. Ltd.	1,000	11,113
YRC Worldwide Inc. (b) (f)	1,341	4,063
Zodiac Aerospace	116	3,388
		4,362,157

INFORMATION TECHNOLOGY - 11.6%
3Com Corp. (b)	9,539	38,633
3PAR Inc. (b) (f)	423	3,240
ACI Worldwide Inc. (b)	843	14,559
Actel Corp. (b)	430	5,319
Actuate Corp. (b)	1,062	3,929
Acxiom Corp.	1,600	15,440
Adaptec Inc. (b)	1,674	4,788
ADC Telecommunications Inc. (b) (f)	1,245	9,163
Adobe Systems Inc. (b)	445	12,171
ADTRAN Inc.	1,310	27,707
Advanced Analogic Technologies Inc. (b)	705	3,384
Advanced Energy Industries Inc. (b)	413	3,482
Advanced Micro Devices Inc. (b) (f)	1,039	3,751
Advantest Corp.	200	3,131
Advent Software Inc. (b)	333	11,069
Affiliated Computer Services Inc. - Class A (b)	119	5,757
Agilent Technologies Inc. (b)	330	6,026
Agilysis Inc.	466	2,810
Akamai Technologies Inc. (b) (f)	208	4,580
Alcatel-Lucent (b)	3,152	7,970
Alliance Data Systems Corp. (b) (f)	763	31,947
Altera Corp.	396	6,459
American Software Inc.	1,084	6,016
Amkor Technology Inc. (b) (f)	835	3,599
Amphenol Corp. - Class A	253	8,562
Anadigics Inc. (b)	744	2,247
Analog Devices Inc.	330	7,022
Anaren Inc. (b)	439	5,711
Anixter International Inc. (b) (f)	348	13,843
Ansys Inc. (b)	992	27,399
Apple Inc. (b)	934	117,525
Applied Materials Inc.	1,418	17,314
Applied Micro Circuits Corp. (b)	547	2,981
Ariba Inc. (b)	1,008	9,687
Arris Group Inc. (b) (f)	1,551	16,549
Arrow Electronics Inc. (b)	1,459	33,178
Art Technology Group Inc. (b)	2,044	6,418
AsiaInfo Holdings Inc. (b)	443	7,420
ASML Holding NV	390	8,184
Aspen Technology Inc. (b)	937	7,271
Atheros Communications Inc. (b) (f)	586	10,091
Atmel Corp. (b)	5,233	20,095
ATMI Inc. (b) (f)	277	4,374
Autodesk Inc. (b)	195	3,888
Automatic Data Processing Inc.	466	16,403
Autonomy Corp. Plc (b)	263	5,518
Avid Technology Inc. (b) (f)	323	3,576
Avnet Inc. (b)	1,816	39,752
Avocent Corp. (b) (f)	1,190	17,184
Axcelis Technologies Inc. (b)	1,338	629
Bankrate Inc. (b) (f)	206	5,150

Benchmark Electronics Inc. (b)	823	9,983
BigBand Networks Inc. (b)	514	3,012
Black Box Corp.	186	5,091
Blackbaud Inc. (f)	314	4,779
Blackboard Inc. (b) (f)	379	12,897
Blue Coat Systems Inc. (b) (f)	276	3,660
BMC Software Inc. (b)	229	7,939
Brightpoint Inc. (b)	580	3,022
Broadcom Corp. - Class A (b)	624	14,471
Broadridge Financial Solutions Inc.	1,710	33,089
Brocade Communications Systems Inc. (b)	688	3,977
Brooks Automation Inc. (b)	555	3,452
CA Inc.	384	6,624
Cabot Microelectronics Corp. (b) (f)	230	6,626
CACI International Inc. - Class A (b)	347	13,724
Cadence Design Systems Inc. (b)	3,182	17,756
Callidus Software Inc. (b)	1,172	3,786
Canon Inc.	1,200	35,895
Cap Gemini SA (f)	124	4,635
Cass Information Systems Inc. (f)	107	3,609
Cavium Networks Inc. (b) (f)	353	4,441
Checkpoint Systems Inc. (b)	327	3,973
China Security & Surveillance Technology Inc. (b) (f)	464	3,146
Chordiant Software Inc. (b)	443	1,418
Cirrus Logic Inc. (b)	1,134	5,273
Cisco Systems Inc. (b)	6,026	116,422
Citrix Systems Inc. (b)	288	8,217
Cogent Inc. (b)	708	8,029
Cognex Corp.	411	5,783
Cognizant Technology Solutions Corp. (b)	208	5,156
Cogo Group Inc. (b) (f)	429	3,509
Coherent Inc. (b)	274	5,206
Cohu Inc.	387	3,777
CommScope Inc. (b) (f)	775	19,453
CommVault Systems Inc. (b)	380	4,731
Compellent Technologies Inc. (b)	219	2,444
Computer Sciences Corp. (b)	151	5,581
Computershare Ltd.	629	4,178
Comtech Telecommunications Corp. (b)	282	9,439
Concur Technologies Inc. (b) (f)	531	14,374
Constant Contact Inc. (b)	238	3,791
Corning Inc.	1,492	21,813
Cree Inc. (b) (f)	1,072	29,362
CSG Systems International Inc. (b)	770	11,165
CTS Corp.	497	3,017
CyberSource Corp. (b) (f)	823	12,024
Cymer Inc. (b)	268	7,614
Daktronics Inc. (f)	261	2,359
Dassault Systemes SA (f)	147	6,034
Data Domain Inc. (b) (f)	466	7,726

DealerTrack Holdings Inc. (b)	508	7,711
Dell Inc. (b)	1,900	22,078
DG FastChannel Inc. (b)	208	4,853
Diebold Inc.	805	21,276
Digi International Inc. (b)	525	3,817
Digital River Inc. (b)	875	33,618
Diodes Inc. (b)	330	4,910
DivX Inc. (b)	441	2,262
DSP Group Inc. (b)	528	3,321
DST Systems Inc. (b)	529	19,134
DTS Inc. (b) (f)	165	4,397
Earthlink Inc. (b) (f)	1,099	8,330
eBay Inc. (b)	920	15,152
Echelon Corp. (b)	500	3,980
Electro Rent Corp.	360	3,445
Electro Scientific Industries Inc. (b)	387	3,328
Electronic Arts Inc. (b)	252	5,128
Electronics for Imaging Inc. (b)	453	4,448
Elixir Gaming Technologies Inc. (b) (f)	4,267	468
Elpida Memory Inc. (b) (f)	100	1,063
EMC Corp. (b)	2,128	26,664
Emcore Corp. (b) (f)	808	1,002
EMS Technologies Inc. (b)	266	5,067
Emulex Corp. (b)	1,213	12,700
Entegris Inc. (b)	1,035	1,532
Entrust Inc. (b)	1,973	3,847
Epicor Software Corp. (b)	577	3,185
EPIQ Systems Inc. (b) (f)	435	6,729
Euronet Worldwide Inc. (b) (f)	596	9,643
Exar Corp. (b)	600	3,690
ExlService Holdings Inc. (b)	319	2,970
Extreme Networks (b)	1,862	3,277
F5 Networks Inc. (b)	872	23,779
Factset Research Systems Inc. (f)	519	27,813
Fair Isaac Corp. (f)	1,133	19,057
Fairchild Semiconductor International Inc. (b)	1,108	6,825
FARO Technologies Inc. (b)	276	4,184
FEI Co. (b)	296	5,085
Fidelity National Information Services Inc.	143	2,553
Finisar Corp. (b) (f)	2,415	1,594
Fiserv Inc. (b)	149	5,561
FLIR Systems Inc. (b)	223	4,946
FormFactor Inc. (b)	575	10,022
Forrester Research Inc. (b)	182	4,625
Foxconn International Holdings Ltd. (b)	2,000	1,246
FUJIFILM Holdings Corp.	600	15,210
Fujitsu Ltd.	2,000	8,518
Gartner Inc. - Class A (b) (f)	1,232	16,644
Global Cash Access Holdings Inc. (b)	421	2,555
Global Payments Inc.	968	31,034

Globecomm Systems Inc. (b)	678	4,610
Google Inc. - Class A (b)	246	97,409
GSI Commerce Inc. (b) (f)	416	5,911
Hackett Group Inc. (b)	1,085	2,441
Harmonic Inc. (b)	1,073	7,865
Harris Corp.	208	6,361
Harris Stratex Networks Inc. - Class A (b)	403	1,620
Heartland Payment Systems Inc.	237	1,905
Hewitt Associates Inc. - Class A (b)	1,013	31,768
Hewlett-Packard Co.	2,578	92,756
Hitachi Ltd. (f)	4,000	13,831
Hittite Microwave Corp. (b)	159	5,908
Hoya Corp.	400	6,883
Hutchinson Technology Inc. (b) (f)	397	762
i2 Technologies Inc. (b) (f)	442	3,943
Ibiden Co. Ltd.	300	8,700
Imation Corp. (f)	576	5,760
Immersion Corp. (b)	468	1,952
Infinera Corp. (b) (f)	1,134	9,571
Informatica Corp. (b)	939	14,930
InfoSpace Inc. (b)	380	2,519
Ingram Micro Inc. - Class A (b)	2,023	29,374
Insight Enterprises Inc. (b)	413	2,362
Integrated Device Technology Inc. (b)	1,738	9,437
Intel Corp.	5,689	89,772
InterDigital Inc. (b) (f)	560	14,739
Intermec Inc. (b)	720	8,698
Internap Network Services Corp. (b) (f)	393	1,093
International Business Machines Corp.	1,381	142,533
International Rectifier Corp. (b) (f)	899	15,175
Internet Capital Group Inc. (b)	765	4,154
Intersil Corp.	1,550	17,980
Intevac Inc. (b)	301	2,074
Intuit Inc. (b)	299	6,916
Itron Inc. (b)	495	22,770
Ixia (b) (f)	813	4,683
IXYS Corp.	352	3,358
j2 Global Communications Inc. (b) (f)	518	12,427
Jabil Circuit Inc.	318	2,576
Jack Henry & Associates Inc.	1,870	33,697
JDA Software Group Inc. (b)	187	2,639
Juniper Networks Inc. (b)	441	9,548
Kenexa Corp. (b)	235	1,542
KLA-Tencor Corp.	185	5,132
Knot Inc. (b)	297	2,694
Konica Minolta Holdings Inc. (f)	500	4,066
Kopin Corp. (b)	2,064	5,676
Kulicke & Soffa Industries Inc. (b) (f)	929	3,716
Kyocera Corp.	200	15,453
L-1 Identity Solutions Inc. (b)	516	3,777

Lam Research Corp. (b) (f)	1,508	42,043
Lattice Semiconductor Corp. (b)	1,532	2,666
Lawson Software Inc. (b)	1,055	5,686
Lender Processing Services Inc.	1,012	29,004
Linear Technology Corp. (f)	328	7,144
Littelfuse Inc. (b)	186	3,049
Logica Plc	2,230	2,516
LoopNet Inc. (b) (f)	283	2,431
Loral Space & Communications Inc. (b) (f)	139	3,246
LSI Corp. (b)	881	3,383
Macrovision Solutions Corp. (b) (f)	1,944	39,308
Magma Design Automation Inc. (b) (f)	487	867
Manhattan Associates Inc. (b)	259	4,305
Mantech International Corp. - Class A (b)	486	17,588
Marchex Inc. - Class B (f)	583	2,635
MasterCard Inc.	65	11,924
Mattson Technology Inc. (b) (f)	837	963
MAXIMUS Inc.	159	6,412
McAfee Inc. (b)	225	8,447
MEMC Electronic Materials Inc. (b)	253	4,099
Mentor Graphics Corp. (b)	1,948	13,091
MercadoLibre Inc. (b)	334	9,128
Mercury Computer Systems Inc. (b)	584	4,742
Metavante Technologies Inc. (b)	1,089	25,690
Methode Electronics Inc.	622	3,744
Mettler Toledo International Inc. (b)	412	25,392
Micrel Inc.	836	6,270
Microchip Technology Inc. (f)	297	6,831
Micron Technology Inc. (b) (f)	622	3,035
Micros Systems Inc. (b)	981	20,581
Microsemi Corp. (b)	868	11,649
Microsoft Corp.	7,862	159,284
MicroStrategy Inc. - Class A (b)	68	2,646
MIPS Technologies Inc. - Class A (b)	1,483	4,924
MKS Instruments Inc. (b)	609	9,531
ModusLink Global Solutions Inc. (b)	757	2,801
Molex Inc.	247	4,117
Monolithic Power Systems Inc. (b)	332	6,142
Motorola Inc.	1,865	10,313
Move Inc. (b)	2,599	5,328
MSC Software Corp. (b)	504	3,095
MTS Systems Corp.	129	2,726
Murata Manufacturing Co. Ltd.	200	8,051
National Instruments Corp.	702	15,472
National Semiconductor Corp. (f)	344	4,255
NCI Inc. (b)	102	2,485
NCR Corp. (b)	1,731	17,570
NEC Corp. (b) (f)	2,000	6,611
Neopost SA	42	3,557
Ness Technologies Inc. (b)	690	2,546

Net 1 UEPS Technologies Inc. (b)	588	9,702
NetApp Inc. (b)	283	5,179
Netezza Corp. (b)	583	4,716
NetGear Inc. (b)	297	4,755
NetLogic Microsystems Inc. (b)	211	6,876
NetScout Systems Inc. (b)	528	4,747
NeuStar Inc. - Class A (b)	965	18,345
Newport Corp. (b) (f)	518	2,585
NIC Inc.	565	3,051
Nidec Corp.	100	5,486
Nintendo Co. Ltd.	100	26,678
Nokia Oyj (f)	4,162	59,115
Nomura Research Institute Ltd. (f)	500	8,842
Novatel Wireless Inc. (b) (f)	437	2,993
Nvidia Corp. (b)	388	4,454
Obic Co. Ltd.	40	5,403
Omniture Inc. (b) (f)	676	8,328
Omnivision Technologies Inc. (b)	571	5,430
Omron Corp.	300	4,457
Oplink Communications Inc. (b)	507	5,597
OPNET Technologies Inc. (b)	650	5,590
Oracle Corp.	3,945	76,296
OSI Systems Inc. (b)	184	3,450
Palm Inc. (b) (f)	3,064	32,141
Parametric Technology Corp. (b)	2,722	30,350
Park Electrochemical Corp.	366	7,540
ParkerVision Inc. (b) (f)	603	1,688
Paychex Inc.	303	8,184
PC-Tel Inc.	654	3,185
Pegasystems Inc.	207	3,616
Perficient Inc. (b) (f)	475	3,311
Perot Systems Corp. (b)	1,006	14,144
Photronics Inc. (b) (f)	477	797
Plantronics Inc.	1,099	14,001
Plexus Corp. (b)	337	7,465
PLX Technology Inc. (b)	208	704
PMC - Sierra Inc. (b)	2,521	19,966
Polycom Inc. (b)	2,003	37,336
Power Integrations Inc. (f)	320	6,816
Powerwave Technologies Inc. (b) (f)	2,153	1,830
Presstek Inc. (b) (f)	1,134	2,189
Progress Software Corp. (b)	506	10,722
QUALCOMM Inc.	1,708	72,283
Quality Systems Inc. (f)	178	9,544
Quantum Corp. (b)	3,362	3,530
Quest Software Inc. (b)	822	11,944
Rackable Systems Inc. (b)	680	3,101
Radiant Systems Inc. (b)	747	5,505
Radisys Corp. (b)	468	3,356
RealNetworks Inc. (b)	753	1,852

RF Micro Devices Inc. (b)	6,040	12,744
Ricoh Co. Ltd.	1,000	12,198
RightNow Technologies Inc. (b)	399	3,012
Riverbed Technology Inc. (b)	835	15,297
Rofin-Sinar Technologies Inc. (b)	258	5,498
Rogers Corp. (b)	141	3,588
Rohm Co. Ltd.	100	6,114
Rudolph Technologies Inc. (b)	490	2,563
S1 Corp. (b)	399	2,474
Sage Group Plc	1,642	4,471
SAIC Inc. (b)	2,436	44,092
Salesforce.com Inc. (b)	121	5,180
SanDisk Corp. (b)	181	2,845
Sanmina-SCI Corp. (b)	8,420	4,715
SAP AG	943	36,255
Sapient Corp. (b)	1,421	7,290
SAVVIS Inc. (b) (f)	226	2,572
ScanSource Inc. (b)	257	6,350
Semtech Corp. (b)	1,274	18,371
ShoreTel Inc. (b)	670	3,343
Sigma Designs Inc. (b) (f)	306	3,954
Silicon Image Inc. (b)	1,390	3,781
Silicon Laboratories Inc. (b)	489	16,264
Silicon Storage Technology Inc. (b)	1,730	3,201
SiRF Technology Holdings Inc. (b) (f)	370	1,029
Skyworks Solutions Inc. (b)	1,890	16,708
Smart Modular Technologies WWH Inc. (b)	505	1,242
Smith Micro Software Inc. (b)	443	3,810
Solera Holdings Inc. (b)	597	13,624
Sonic Solutions Inc. (b) (f)	479	1,054
SonicWALL Inc. (b) (f)	926	5,028
Sonus Networks Inc. (b)	1,779	3,078
SPSS Inc. (b)	134	4,141
SRA International Inc. - Class A (b)	1,017	15,652
Standard Microsystems Corp. (b)	193	3,061
Starent Networks Corp. (b) (f)	359	7,083
STEC Inc. (b)	484	4,646
STMicroelectronics NV	648	4,271
Stratasys Inc. (b)	185	1,732
Sun Microsystems Inc. (b)	700	6,412
Supertex Inc. (b)	199	5,118
SupportSoft Inc. (b)	1,813	4,079
Sybase Inc. (b) (f)	1,904	64,660
Sycamore Networks Inc. (b)	2,074	6,118
Symantec Corp. (b)	720	12,420
Symmetricom Inc. (b)	812	4,044
Synaptics Inc. (b) (f)	394	12,797
Synchronoss Technologies Inc. (b)	204	2,709
SYNNEX Corp. (b)	240	5,167
Synopsys Inc. (b)	1,737	37,832

Syntel Inc.	156	4,324
Take-Two Interactive Software Inc.	540	4,903
Taleo Corp. (b)	374	4,492
TDK Corp.	100	4,512
Tech Data Corp. (b)	521	15,000
Technitrol Inc.	326	1,327
Tekelec (b) (f)	764	11,842
TeleCommunication Systems Inc. (b)	1,302	12,773
Telefonaktiebolaget LM Ericsson - Class B	3,273	27,801
TeleTech Holdings Inc. (b)	327	4,339
Tellabs Inc. (b)	760	3,982
Teradata Corp. (b)	182	3,043
Tessera Technologies Inc. (b)	603	8,466
Texas Instruments Inc.	1,354	24,453
THQ Inc. (b)	456	1,560
TIBCO Software Inc. (b)	2,171	13,721
TiVo Inc. (b)	1,523	11,423
TNS Inc. (b)	427	7,195
Tokyo Electron Ltd.	200	9,085
Toshiba Corp. (f)	4,000	13,628
Total System Services Inc.	181	2,257
Trident Microsystems Inc. (b)	1,232	1,688
Trimble Navigation Ltd. (b)	1,452	31,131
TriQuint Semiconductor Inc. (b)	3,158	12,095
TTM Technologies Inc. (b) (f)	688	5,105
Tyco Electronics Ltd.	379	6,610
Tyler Technologies Inc. (b) (f)	555	9,158
Ultimate Software Group Inc. (b) (f)	232	4,345
Ultratech Inc. (b)	625	8,450
United Online Inc.	587	3,111
Universal Display Corp. (b)	520	5,871
UTStarcom Inc. (b) (f)	1,807	2,114
ValueClick Inc. (b)	1,772	18,783
Varian Semiconductor Equipment Associates Inc. (b)	188	4,811
VASCO Data Security International Inc. (b)	283	1,958
Veeco Instruments Inc. (b)	416	3,012
VeriFone Holdings Inc. (b) (f)	769	5,775
VeriSign Inc. (b)	324	6,668
ViaSat Inc. (b)	262	6,023
Vignette Corp. (b)	457	3,775
Vishay Intertechnology Inc. (b)	1,683	9,879
VistaPrint Ltd. (b) (f)	512	17,587
Vocus Inc. (b) (f)	232	3,944
Volterra Semiconductor Corp. (b)	368	4,228
Web.com Group Inc. (b)	798	3,320
Websense Inc. (b)	361	6,437
Western Digital Corp. (b)	2,659	62,540
Western Union Co.	611	10,234
Wind River Systems Inc. (b)	1,666	12,212
Wright Express Corp. (b)	299	6,841

Xerox Corp.	789	4,821
Xilinx Inc.	328	6,704
Yahoo! Inc. (b)	1,455	20,792
Yahoo! Japan Corp.	20	4,991
Zebra Technologies Corp. (b)	702	14,918
Zoran Corp. (b)	535	4,783
		4,637,150
MATERIALS - 4.6%
A. Schulman Inc.	351	5,507
AEP Industries Inc. (b)	146	2,968
Air Liquide	275	22,376
Air Products & Chemicals Inc.	267	17,595
Airgas Inc.	977	42,128
AK Steel Holding Corp. (f)	57	742
Akzo Nobel NV (f)	299	12,504
Albemarle Corp.	1,107	29,690
Alcoa Inc.	786	7,129
Allegheny Technologies Inc. (f)	86	2,815
Allied Nevada Gold Corp. (b)	650	3,510
Alumina Ltd. (f) (i)	1,331	1,261
AMCOL International Corp. (f)	281	5,446
Amcor Ltd.	1,723	5,998
American Vanguard Corp.	221	2,827
Anglo American Plc	1,460	31,417
Antofagasta Plc	515	4,420
AptarGroup Inc.	805	24,979
ArcelorMittal	966	22,628
Arch Chemicals Inc.	234	5,658
Asahi Kasei Corp. (f)	2,000	8,031
Ashland Inc.	693	15,218
Balchem Corp.	210	5,227
Ball Corp.	151	5,696
BASF SE (f)	1,017	38,379
BHP Billiton Ltd.	3,655	88,374
BHP Billiton Plc	2,419	50,206
BlueScope Steel Ltd.	789	1,342
Boral Ltd.	1,575	4,682
Brush Engineered Materials Inc. (b)	231	3,909
Buckeye Technologies Inc. (b)	651	3,353
Cabot Corp.	601	8,775
Calgon Carbon Corp. (b)	637	10,816
Carpenter Technology Corp.	498	10,294
CF Industries Holdings Inc.	83	5,980
Cliffs Natural Resources Inc.	1,373	31,661
Coeur d’Alene Mines Corp. (b) (f)	4,127	5,695
Commercial Metals Co.	1,320	19,642
Compass Minerals International Inc.	362	17,456
CRH Plc	773	20,067
Cytec Industries Inc.	586	11,638
Deltic Timber Corp.	106	4,467

Dow Chemical Co.	797	12,752
Eastman Chemical Co.	132	5,238
Ecolab Inc.	149	5,744
EI Du Pont de Nemours & Co.	945	26,366
Eurasian Natural Resources Corp.	357	3,111
Ferro Corp. (f)	919	2,546
Flotek Industries Inc. (b) (f)	210	435
FMC Corp.	892	43,467
Fortescue Metals Group Ltd. (b)	1,313	2,252
Freeport-McMoRan Copper & Gold Inc. (f)	435	18,553
General Moly Inc. (b) (f)	852	1,295
Givaudan SA (f)	8	5,065
Glatfelter	562	4,991
Graphic Packaging Holding Co. (b)	1,801	3,098
Grief Inc.	432	19,557
Haynes International Inc. (b)	85	1,919
HB Fuller Co.	455	8,035
Headwaters Inc. (b) (f)	389	980
Hecla Mining Co. (b) (f)	1,018	2,514
Holcim Ltd. (f)	178	9,029
Holmen AB	235	5,183
ICO Inc. (b)	967	2,388
Incitec Pivot Ltd.	1,551	2,378
Innophos Holdings Inc.	371	5,502
Innospec Inc.	336	2,641
International Paper Co.	505	6,393
James Hardie Industries NV	1,030	3,443
JFE Holdings Inc. (f)	600	16,275
Johnson Matthey Plc	484	8,547
JSR Corp.	300	3,620
K+S AG	124	7,459
Kaiser Aluminum Corp.	110	3,249
Kazakhmys Plc	106	824
Kobe Steel Ltd. (f)	3,000	4,928
Koninklijke DSM NV	140	4,342
Koppers Holdings Inc.	191	3,621
Kuraray Co. Ltd.	500	4,279
Lafarge SA (b) (f)	240	13,355
Linde AG	124	9,889
Lonmin Plc	98	2,059
Louisiana-Pacific Corp. (f)	1,965	7,998
Lubrizol Corp.	738	31,896
Martin Marietta Materials Inc. (f)	498	41,847
MeadWestvaco Corp.	227	3,555
Mercer International Inc. (b) (f)	657	373
Minerals Technologies Inc.	457	16,996
Mitsubishi Chemical Holdings Corp.	1,000	3,782
Mitsubishi Materials Corp.	2,000	5,759
Monsanto Co.	566	48,048
Neenah Paper Inc.	243	1,217

Newcrest Mining Ltd.	546	11,880
NewMarket Corp.	132	8,316
Newmont Mining Corp.	506	20,361
Nippon Steel Corp. (f)	5,000	16,731
Nitto Denko Corp. (f)	200	4,634
Norsk Hydro ASA	558	2,460
Novozymes A/S	57	3,843
Nucor Corp.	333	13,550
OJI Paper Co. Ltd. (f)	1,000	4,289
Olin Corp.	1,846	23,260
OM Group Inc. (b) (f)	381	10,615
Orica Ltd.	306	3,736
Outokumpu Oyj	146	2,175
Owens-Illinois Inc. (b)	198	4,829
OZ Minerals Ltd.	1,682	917
Packaging Corp. of America	1,062	16,854
Pactiv Corp. (b)	219	4,787
PolyOne Corp. (b)	1,040	2,850
PPG Industries Inc.	224	9,867
Praxair Inc.	399	29,769
Rautaruukki Oyj	196	3,647
Reliance Steel & Aluminum Co. (f)	776	27,338
Rexam Plc	758	3,511
Rio Tinto Ltd.	327	15,312
Rio Tinto Plc	1,100	44,695
Rock-Tenn Co. - Class A	442	16,690
Rockwood Holdings Inc. (b)	309	3,801
Royal Gold Inc.	338	12,222
RPM International Inc.	1,569	21,684
RTI International Metals Inc. (b)	165	2,147
Salzgitter AG	60	4,268
Schweitzer-Mauduit International Inc.	291	6,684
Scotts Miracle-Gro Co. (f)	515	17,392
Sensient Technologies Corp.	1,134	26,513
Shin-Etsu Chemical Co. Ltd.	500	24,133
Sigma-Aldrich Corp.	150	6,576
Silgan Holdings Inc.	296	13,761
Solutia Inc. (b)	1,096	4,121
Solvay SA	55	4,714
Sonoco Products Co.	1,176	28,706
Spartech Corp. (f)	297	1,167
SSAB Svenskt Stal AB - Class A (f)	217	2,067
SSAB Svenskt Stal AB - Class B	400	3,587
Steel Dynamics Inc.	2,028	25,249
Stepan Co.	99	3,917
Stillwater Mining Co. (b) (f)	625	2,819
Stora Enso Oyj - Class R (b)	586	3,345
Sumitomo Chemical Co. Ltd. (f)	2,000	7,808
Sumitomo Metal Industries Ltd.	4,000	9,329
Sumitomo Metal Mining Co. Ltd.	1,000	11,154

Svenska Cellulosa AB	483	4,657
Syngenta AG (f)	95	20,282
Temple-Inland Inc. (f)	1,011	12,071
Terra Industries Inc.	1,233	32,675
Texas Industries Inc.	288	9,210
ThyssenKrupp AG	323	6,910
Tokuyama Corp. (f)	1,000	5,922
Toray Industries Inc. (f)	2,000	8,801
Umicore	161	3,155
United States Lime & Minerals Inc. (b) (f)	141	5,464
United States Steel Corp. (f)	107	2,841
UPM-Kymmene Oyj	485	4,340
Valspar Corp.	1,171	28,104
Vedanta Resources Plc (f)	79	1,236
Voestalpine AG	151	2,889
Vulcan Materials Co. (f)	147	6,990
Wausau Paper Corp.	737	6,434
Westlake Chemical Corp. (f)	382	7,143
Weyerhaeuser Co.	173	6,100
Worthington Industries Inc.	1,299	19,355
WR Grace & Co. (b)	759	6,702
Xstrata Plc	1,680	14,811
Yara International ASA (f)	150	4,020
Zep Inc.	138	1,867
Zoltek Cos. Inc. (b) (f)	158	1,243
		1,848,601
TELECOMMUNICATION SERVICES - 2.3%
Alaska Communications Systems Group Inc.	514	3,099
American Tower Corp. (b)	394	12,513
AT&T Inc.	6,164	157,922
Atlantic Tele-Network Inc.	135	2,981
Belgacom SA	225	6,540
BT Group Plc	8,808	12,139
Cable & Wireless Plc	2,994	6,593
Cbeyond Inc. (b) (f)	150	3,057
CenturyTel Inc. (f)	100	2,715
Cincinnati Bell Inc. (b)	5,734	15,998
Cogent Communications Group Inc. (b) (f)	300	2,532
Consolidated Communications Holdings Inc.	373	4,196
Deutsche Telekom AG	3,110	37,610
Elisa Oyj	249	3,297
Embarq Corp.	148	5,411
FairPoint Communications Inc. (f)	449	468
France Telecom SA	2,002	44,444
Frontier Communications Corp.	1,164	8,276
General Communication Inc. - Class A (b)	496	3,799
Global Crossing Ltd. (b)	354	2,570
Hellenic Telecommunications Organization SA	487	7,414
Iowa Telecommunications Services Inc.	396	5,219
iPCS Inc. (b)	140	2,033

KDDI Corp.	3	13,446
Koninklijke KPN NV	1,928	23,179
Millicom International Cellular SA	40	1,968
Neutral Tandem Inc. (b)	223	6,378
Nippon Telegraph & Telephone Corp.	400	14,926
NTELOS Holdings Corp.	249	3,979
NTT DoCoMo Inc.	18	25,005
PAETEC Holding Corp. (b)	1,600	4,912
Portugal Telecom SGPS SA (f)	674	5,139
Premiere Global Services Inc. (b) (f)	826	8,706
Qwest Communications International Inc. (f)	2,136	8,309
Shenandoah Telecommunications Co.	375	7,361
Singapore Telecommunications Ltd.	9,000	15,562
SoftBank Corp.	900	14,145
Sprint Nextel Corp. (b)	3,040	13,254
Swisscom AG (f)	20	5,215
Syniverse Holdings Inc. (b)	1,263	15,914
Tele2 AB	355	3,346
Telecom Corp. of New Zealand Ltd.	2,407	3,840
Telecom Italia SpA	9,186	11,616
Telefonica SA (f) (i)	4,606	87,266
Telekom Austria AG	505	6,643
Telenor ASA	520	3,234
Telephone & Data Systems Inc.	1,281	36,726
TeliaSonera AB (f)	2,562	12,021
Telstra Corp. Ltd.	4,976	12,042
TerreStar Corp. (b)	1,647	840
tw telecom inc. (b) (f)	1,781	16,367
USA Mobility Inc.	349	3,881
Verizon Communications Inc.	2,979	90,383
Vodafone Group Plc	57,016	104,794
Windstream Corp.	549	4,557
		935,780
UTILITIES - 4.3%
Acciona SA (f)	42	4,294
AES Corp. (b)	501	3,542
AGL Energy Ltd.	545	5,989
AGL Resources Inc.	1,078	33,601
Allegheny Energy Inc.	170	4,406
Allete Inc.	275	7,161
Alliant Energy Corp.	1,245	27,838
Ameren Corp.	177	4,075
American Electric Power Co. Inc.	353	9,312
American States Water Co.	218	7,528
Aqua America Inc.	1,631	29,929
Avista Corp.	622	9,361
Black Hills Corp.	940	18,687
California Water Service Group	193	7,533
CenterPoint Energy Inc.	390	4,150
Central Vermont Public Service Corp.	161	2,763

Centrica Plc	5,659	18,920
CH Energy Group Inc.	227	10,088
Chesapeake Utilities Corp.	493	14,440
Chubu Electric Power Co. Inc. (f)	700	15,403
Chugoku Electric Power Co. Inc. (f)	300	6,054
Cleco Corp.	1,395	29,421
CLP Holdings Ltd.	2,500	16,903
CMS Energy Corp.	270	3,245
Consolidated Edison Inc.	291	10,805
Consolidated Water Co. Ltd. (f)	245	3,285
Constellation Energy Group Inc.	184	4,431
Dominion Resources Inc.	600	18,096
DPL Inc.	1,302	29,204
Drax Group Plc	443	3,356
DTE Energy Co.	155	4,583
Duke Energy Corp.	1,325	18,298
E.ON AG (b)	2,075	70,170
Edison International Inc.	309	8,810
El Paso Electric Co. (b)	381	5,258
Electric Power Development Co. Ltd.	200	5,810
Electricite de France SA	231	10,700
Empire District Electric Co.	316	4,731
Enagas SA	226	3,929
Enel SpA	4,780	25,910
Energen Corp.	879	31,749
Energias de Portugal SA (b) (f)	1,719	6,252
Entergy Corp.	205	13,278
EQT Corp.	201	6,760
Exelon Corp.	663	30,584
FirstEnergy Corp.	321	13,129
Fortum Oyj	512	10,327
FPL Group Inc.	428	23,022
Gas Natural SDG SA	312	4,947
GDF Suez (f)	1,201	43,133
Great Plains Energy Inc.	1,705	24,671
Hawaiian Electric Industries Inc. (f)	974	15,136
Hokkaido Electric Power Co. Inc. (f)	200	3,683
Hokuriku Electric Power Co. (f)	200	4,512
Hong Kong & China Gas Co. Ltd.	3,630	6,792
Hongkong Electric Holdings Ltd.	1,500	8,864
Iberdrola Renovables SA (b)	700	2,843
Iberdrola SA	3,864	30,428
IDACORP Inc.	1,065	25,528
Integrys Energy Group Inc.	320	8,451
International Power Plc	1,301	4,754
ITC Holdings Corp.	548	23,854
Kansai Electric Power Co. Inc.	800	16,305
Kyushu Electric Power Co. Inc. (f)	300	6,190
Laclede Group Inc.	236	8,184
MDU Resources Group Inc.	2,214	38,900

MGE Energy Inc.	213	6,535
Middlesex Water Co.	205	2,891
National Fuel Gas Co.	955	31,238
National Grid Plc	2,685	22,308
New Jersey Resources Corp.	481	15,835
Nicor Inc.	564	18,127
NiSource Inc.	368	4,044
Northeast Utilities (f)	184	3,868
Northwest Natural Gas Co.	306	12,515
NorthWestern Corp.	458	9,581
NSTAR	1,284	40,330
NV Energy Inc.	2,784	28,536
OGE Energy Corp.	1,054	27,098
Oneok Inc.	1,263	33,053
Ormat Technologies Inc. (f)	175	6,160
Osaka Gas Co. Ltd.	2,000	6,348
Pepco Holdings Inc.	323	3,860
PG&E Corp.	381	14,143
Piedmont Natural Gas Co. Inc. (f)	849	20,733
Pinnacle West Capital Corp.	154	4,217
PNM Resources Inc.	2,096	17,858
Portland General Electric Co.	669	12,223
PPL Corp.	316	9,452
Progress Energy Inc.	342	11,669
Public Service Enterprise Group Inc.	456	13,607
Questar Corp.	188	5,587
Red Electrica Corp. SA	124	5,190
RWE AG	489	35,251
SCANA Corp.	183	5,530
Scottish & Southern Energy Plc	1,024	16,688
Sempra Energy	260	11,965
Severn Trent Plc	220	3,385
Shikoku Electric Power Co. Inc. (f)	200	5,486
SJW Corp. (f)	201	5,065
Snam Rete Gas SpA (f)	955	3,782
South Jersey Industries Inc.	345	11,975
Southern Co.	801	23,133
Southwest Gas Corp.	531	10,732
Suez Environnement SA (b)	216	3,293
TECO Energy Inc.	453	4,797
Terna Rete Elettrica Nazionale SpA	1,472	4,727
Toho Gas Co. Ltd.	1,000	4,259
Tohoku Electric Power Co. Inc. (f)	500	10,419
Tokyo Electric Power Co. Inc.	1,300	30,450
Tokyo Gas Co. Ltd.	2,000	7,585
UGI Corp.	1,302	29,868
UIL Holdings Corp.	205	4,733
UniSource Energy Corp. (f)	340	8,949
United Utilities Group Plc	556	4,158
US Geothermal Inc. (b) (f)	2,631	2,288

Vectren Corp.	1,210	26,826
Veolia Environnement (f)	436	11,944
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	5,995
Westar Energy Inc. (f)	2,504	43,895
WGL Holdings Inc.	1,186	36,932
Wisconsin Energy Corp.	168	6,713
Xcel Energy Inc.	498	9,183
		1,711,307

Total Common Stocks (cost $49,403,720)		32,331,701

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Porsche Automobil Holding SE	60	4,322
Volkswagen AG	90	5,715
		10,037
CONSUMER STAPLES - 0.0%
Henkel AG & Co. KGaA	159	4,312

FINANCIALS - 0.0%
Intesa Sanpaolo SpA	840	1,866

HEALTH CARE - 0.0%
Fresenius SE	98	5,054

INDUSTRIALS - 0.0%
Schindler Holding AG	67	3,512

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	5,962	5,326

UTILITIES - 0.0%
RWE AG	52	3,229

Total Preferred Stocks (cost $60,068)		33,336

RIGHTS - 0.0%
Liberty International Plc (b) (i)	74	102
Erste Group Bank AG (b) (i)	208	-
Snam Rete Gas SpA (b)	955	733

Total Rights (cost $821)		835

WARRANTS- 0.0%
Fortis (b) (i)	1,696	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
AmeriCredit Automobile Receivables Trust,
5.21%, 10/06/11	10,504	10,377
Banc of America Commercial Mortgage Inc. REMIC,
5.96%, 05/10/45 (d)	75,000	38,861
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.56%, 04/15/43 (d)	75,000	56,708
LB-UBS Commercial Mortgage Trust REMIC,
5.42%, 02/15/40	20,000	14,426
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43 (d)	75,000	64,123
Morgan Stanley Capital I, 5.64%, 03/12/44 (d)	100,000	27,499
Wachovia Bank Commercial Mortgage Trust,
5.50%, 10/15/48	75,000	66,025
5.74%, 06/15/49 (d)	50,000	35,464

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $478,979)		313,483

CORPORATE BONDS AND NOTES - 3.5%
CONSUMER DISCRETIONARY - 0.4%
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	35,000	38,593
Comcast Corp., 6.45%, 03/15/37	2,000	1,854
General Mills Inc., 5.20%, 03/17/15	25,000	25,190
Home Depot Inc., 5.20%, 03/01/11	25,000	25,475
Lowe’s Cos. Inc., 5.40%, 10/15/16	15,000	15,226
News America Inc., 6.20%, 12/15/34	12,000	9,044
Target Corp., 6.35%, 01/15/11	15,000	15,991
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	10,394
Time Warner Inc., 7.70%, 05/01/32	3,000	2,731
		144,498
CONSUMER STAPLES - 0.0%
Kraft Foods Inc., 6.88%, 02/01/38 (f)	10,000	9,821
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	10,904
		20,725
ENERGY - 0.3%
Apache Corp., 6.00%, 01/15/37	10,000	9,736
Canadian Natural Resources Ltd., 5.70%, 05/15/17	10,000	9,551
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	8,245
Devon Financing Corp. ULC, 7.88%, 09/30/31	10,000	10,862
EnCana Holdings Finance Corp., 5.80%, 05/01/14	20,000	20,787
Enterprise Products Operating LLC, 5.60%, 10/15/14	10,000	9,283
Marathon Oil Corp., 6.00%, 10/01/17	10,000	9,537
Pemex Project Funding Master Trust, 6.63%, 06/15/35	5,000	4,043
Spectra Energy Capital LLC, 8.00%, 10/01/19	10,000	9,901
Texas Eastern Transmission LP, 7.00%, 07/15/32	9,000	8,232
TransCanada Pipelines Ltd., 6.20%, 10/15/37	10,000	9,318
Valero Energy Corp., 6.13%, 06/15/17	10,000	9,080
Williams Cos. Inc., 8.75%, 03/15/32 (j)	7,000	6,580
XTO Energy Inc., 6.25%, 08/01/17	10,000	10,018
		135,173
FINANCIALS - 1.6%
American Express Co., 6.15%, 08/28/17	20,000	17,854
American General Finance Corp., 5.38%, 10/01/12	25,000	11,014
American International Group Inc., 4.25%, 05/15/13 (j)	15,000	5,542
Asian Development Bank, 4.25%, 10/20/14	8,000	8,340
AXA SA, 8.60%, 12/15/30	10,000	7,543
Axis Capital Holdings Ltd., 5.75%, 12/01/14	5,000	3,781
Bank of America Corp., 5.75%, 12/01/17	5,000	4,085
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	8,000	8,254
Capital One Financial Corp.
6.15%, 09/01/16	17,000	10,271
6.75%, 09/15/17	15,000	12,673
Citigroup Inc., 6.63%, 06/15/32	50,000	28,143
Deutsche Bank AG London, 6.00%, 09/01/17	10,000	9,786
ERP Operating LP, 6.63%, 03/15/12	10,000	9,509
European Investment Bank, 3.38%, 06/12/13	25,000	25,464
Fifth Third Bancorp, 5.45%, 01/15/17	10,000	6,361
General Electric Capital Corp.
3.00%, 12/09/11	65,000	67,058

5.38%, 10/20/16	50,000	44,378
5.88%, 01/14/38	10,000	6,902
6.38%, 11/15/67 (d)	20,000	11,480
HSBC Finance Corp., 6.38%, 10/15/11	40,000	39,493
International Bank for Reconstruction & Development,
3.63%, 05/21/13	50,000	51,635
Jefferies Group Inc., 6.25%, 01/15/36	5,000	2,555
JPMorgan Chase & Co., 5.15%, 10/01/15	25,000	22,310
Kreditanstalt fuer Wiederaufbau
4.63%, 01/20/11	50,000	52,307
4.75%, 05/15/12	12,000	12,589
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (l)	9,000	1
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	25,000	20,338
6.88%, 04/25/18	5,000	4,214
MetLife Inc., 6.40%, 12/15/36 (d)	12,000	6,420
Morgan Stanley, 4.75%, 04/01/14	25,000	21,133
ORIX Corp., 5.48%, 11/22/11	10,000	7,776
ProLogis, 5.63%, 11/15/16	10,000	6,694
Prudential Financial Inc., 6.00%, 12/01/17	10,000	7,033
Royal Bank of Canada, 5.65%, 07/20/11	17,000	18,255
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	15,000	9,741
SunTrust Capital VIII, 6.10%, 12/15/36 (d)	10,000	5,847
Travelers Cos. Inc., 6.25%, 03/15/37 (d)	10,000	6,156
Unilever Capital Corp., 5.90%, 11/15/32	10,000	9,629
Wachovia Corp.
5.25%, 08/01/14	25,000	22,219
5.63%, 10/15/16	5,000	4,072
Wells Fargo & Co., 4.88%, 01/12/11	25,000	25,377
		654,232
HEALTH CARE - 0.2%
Amgen Inc., 5.85%, 06/01/17	16,000	16,550
AstraZeneca Plc, 6.45%, 09/15/37	10,000	10,764
Baxter International Inc., 5.90%, 09/01/16	10,000	10,693
Bristol-Myers Squibb Co., 5.88%, 11/15/36	10,000	9,767
Cardinal Health Inc., 5.85%, 12/15/17	10,000	8,983
UnitedHealth Group Inc., 5.80%, 03/15/36	5,000	3,705
Wyeth, 5.95%, 04/01/37	10,000	9,605
		70,067
INDUSTRIALS - 0.2%
Caterpillar Inc., 6.05%, 08/15/36	10,000	8,476
CSX Corp., 6.25%, 03/15/18	10,000	9,466
Emerson Electric Co., 7.13%, 08/15/10	10,000	10,642
Union Pacific Corp., 4.45%, 01/31/13	10,000	10,015
United Technologies Corp., 4.88%, 05/01/15	15,000	15,459
Waste Management Inc., 7.38%, 08/01/10	10,000	10,217
		64,275
INFORMATION TECHNOLOGY - 0.1%
Oracle Corp., 5.75%, 04/15/18	15,000	15,892
Xerox Corp., 5.50%, 05/15/12	14,000	13,300

		29,192
MATERIALS - 0.1%
CRH America Inc., 6.00%, 09/30/16	8,000	6,246
Rohm & Haas Co., 6.00%, 09/15/17	10,000	8,621
Weyerhaeuser Co.
6.75%, 03/15/12	10,000	9,980
7.38%, 03/15/32	3,000	2,282
		27,129
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 5.63%, 06/15/16	5,000	5,088
BellSouth Corp., 6.00%, 11/15/34 (f)	15,000	13,224
British Telecommunications Plc, 8.63%, 12/15/30 (k)	12,000	11,537
Embarq Corp.
7.08%, 06/01/16	4,000	3,839
8.00%, 06/01/36	5,000	4,149
France Telecom SA, 8.50%, 03/01/31 (k)	10,000	12,727
Telecom Italia Capital SA, 6.00%, 09/30/34	10,000	7,096
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,003
Verizon Global Funding Corp., 7.38%, 09/01/12	50,000	54,723
		133,386
UTILITIES - 0.3%
Consolidated Edison Co. of New York Inc.,
5.50%, 09/15/16	18,000	18,135
Exelon Generation Co. LLC, 6.20%, 10/01/17	15,000	13,910
FirstEnergy Corp.
6.45%, 11/15/11	15,000	15,235
7.38%, 11/15/31	4,000	3,410
Florida Power & Light Co., 5.63%, 04/01/34	5,000	4,820
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	10,000	10,336
NiSource Finance Corp., 5.45%, 09/15/20	5,000	3,866
Northern States Power Co., 6.25%, 06/01/36	9,000	9,296
Ohio Power Co., 6.00%, 06/01/16	19,000	18,442
Southern Natural Gas Co., 5.90%, 04/01/17 (g) (j) (n)	10,000	9,100
		106,550

Total Corporate Bonds and Notes (cost $1,559,492)		1,385,227

GOVERNMENT AND AGENCY OBLIGATIONS - 13.0%
GOVERNMENT SECURITIES - 4.5%
Sovereign - 0.2%
Brazilian Government International Bond
11.00%, 01/11/12	10,000	11,800
7.88%, 03/07/15	5,000	5,588
8.88%, 04/15/24 (f)	4,000	4,759
10.13%, 05/15/27	7,000	9,170
7.13%, 01/20/37	5,000	5,175
11.00%, 08/17/40 (f)	9,000	11,498
Hydro Quebec, 8.00%, 02/01/13	12,000	13,767
Italy Government International Bond, 6.88%, 09/27/23	15,000	16,478
Poland Government International Bond, 5.25%, 01/15/14	20,000	20,011

Province of Manitoba, Canada, 4.90%, 12/06/16 (f)	5,000	5,151
		103,397
U.S. Treasury Securities - 4.3%
U.S. Treasury Bond
11.25%, 02/15/15 (f)	84,000	124,556
9.13%, 05/15/18 (f)	4,000	5,867
8.88%, 02/15/19 (f)	82,000	119,643
8.75%, 08/15/20 (f)	35,000	51,477
7.88%, 02/15/21	40,000	55,800
8.00%, 11/15/21	31,000	43,991
7.63%, 02/15/25 (f)	8,000	11,523
6.63%, 02/15/27 (f)	50,000	66,297
6.13%, 08/15/29	54,000	68,934
5.38%, 02/15/38 (f)	8,000	9,423
4.38%, 02/15/38 (f)	25,000	26,273
3.50%, 02/15/39 (f)	13,000	11,779
U.S. Treasury Note
2.88%, 06/30/10 (f)	100,000	102,691
5.75%, 08/15/10 (f)	40,000	42,647
1.25%, 11/30/10	14,000	14,106
0.88%, 02/28/11 (f)	155,000	155,019
4.88%, 04/30/11	90,000	97,031
4.88%, 07/31/11	76,000	82,430
1.75%, 11/15/11	50,000	50,696
4.63%, 02/29/12 (f)	75,000	81,938
4.13%, 08/31/12 (f)	30,000	32,552
4.25%, 09/30/12 (f)	15,000	16,368
4.00%, 11/15/12	40,000	43,366
3.88%, 02/15/13 (f)	60,000	65,025
3.63%, 05/15/13 (f)	32,000	34,385
3.13%, 09/30/13 (f)	7,000	7,382
4.00%, 02/15/14 (f)	18,000	19,666
4.25%, 08/15/14 (f)	42,000	46,577
4.00%, 02/15/15 (f)	55,000	60,169
4.13%, 05/15/15	9,000	9,928
2.62%, 02/29/16 (f)	126,000	126,039
5.13%, 05/15/16 (f)	35,000	40,592
		1,724,170

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.5%
Federal Home Loan Bank - 1.1%
Federal Home Loan Bank,
4.38%, 09/17/10	120,000	125,387
4.63%, 02/18/11	100,000	105,986
4.88%, 11/18/11	65,000	70,152
5.00%, 11/01/35	120,001	123,575
		425,100
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	20,000	20,208

5.13%, 07/15/12 (f)	45,000	49,614
5.00%, 07/15/14	20,000	22,347
4.38%, 07/17/15	35,000	38,017
6.25%, 07/15/32	10,000	12,171
5.00%, 05/01/35, TBA (c)	34,000	34,946
6.00%, 06/01/35	58,393	61,373
4.39%, 12/01/35 (d)	39,954	41,269
6.50%, 03/01/37	72,447	76,836
5.50%, 11/01/37	160,470	166,148
5.50%, 08/01/38	111,334	115,273
		638,202
Federal National Mortgage Association – 5.0%
Federal National Mortgage Association,
5.38%, 11/15/11	25,000	27,371
4.75%, 11/19/12	30,000	32,836
4.13%, 04/15/14	20,000	21,459
4.38%, 10/15/15	17,000	18,292
5.00%, 03/15/16 (f)	50,000	55,450
5.00%, 02/13/17	30,000	32,991
5.00%, 06/01/18	9,325	9,719
4.50%, 10/01/18	87,187	90,279
5.00%, 07/01/19	29,385	30,573
5.50%, 04/01/23	50,000	52,089
5.00%, 05/01/23	80,000	82,842
4.00%, 04/01/24	50,001	50,736
5.00%, 12/01/26	82,407	85,075
6.63%, 11/15/30 (f)	10,000	12,613
7.00%, 08/01/32	49,995	53,956
6.00%, 11/01/32	6,728	7,099
6.00%, 11/01/32	17,382	18,339
6.00%, 03/01/33	26,652	28,120
5.00%, 06/01/33	133,162	137,523
6.00%, 09/01/33	29,930	31,542
6.00%, 02/01/34	76,714	81,037
6.00%, 03/01/34	21,297	22,403
5.00%, 06/01/34	82,425	85,008
6.00%, 08/01/34	8,496	8,954
5.50%, 12/01/34	223,448	232,302
4.50%, 05/12/35, TBA (c)	60,000	61,069
5.60%, 07/01/36 (d)	108,354	112,407
7.00%, 09/01/36	30,858	33,048
6.00%, 02/01/37	16,530	17,298
5.83%, 04/01/37 (d)	56,602	59,138
6.00%, 04/01/37	126,532	132,416
5.50%, 06/01/37	33,432	34,673
5.23%, 01/01/38 (d)	46,646	48,016
4.50%, 03/01/38	67,854	69,127
5.50%, 06/01/38	80,001	82,967
4.00%, 05/12/39, TBA (c)	30,000	30,016
		1,988,783

Government National Mortgage Association - 0.8%
Government National Mortgage Association,
5.50%, 10/15/35	173,680	180,922
6.00%, 11/15/36	24,445	25,536
6.50%, 12/15/37	97,889	103,072
		309,530

Total Government and Agency Obligations (cost $5,001,002)		5,189,182

SHORT TERM INVESTMENTS - 21.3%
Mutual Funds - 2.2%
JNL Money Market Fund, 0.31% (a) (e)	884,121	884,121

Securities Lending Collateral – 18.8%
BNY Mellon SL DBT II Liquidating Fund,
1.03% (a) (e)	5,163,806	4,993,916
Mellon GSL DBT II Collateral Fund, 0.36% (a) (e)	2,480,281	2,480,281
Mellon GSL Reinvestment Trust II (a) (i) (l) (m)	170,664	-
		7,474,197
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.26%, 06/18/09 (h)	125,000	124,984

Total Short Term Investments (cost $8,823,828)		8,483,302

Total Investments - 119.7% (cost $65,327,910)		47,737,066
Total Forward Sales Commitments - (0.1%)
(proceeds $62,081)		(62,109)
Other Assets and Liabilities, Net - (19.6%)		(7,780,268)
Total Net Assets - 100%		$39,894,689

FORWARD SALES COMMITMENTS - 0.1%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 0.1%
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association
5.00%, 05/01/21	30,000	31,031
5.50%, 05/11/36	30,000	31,078

Total Forward Sales Commitments – 0.1% (proceeds $62,081)		$ 62,109

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2009

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of April 30, 2009, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund was $139,095.
(d)	Variable rate security. Rate stated was in effect as of April 30, 2009.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2009.
(f)	All or a portion of the security was on loan.
(g)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(h)	All or a portion of the security pledged as collateral for open futures contracts. As of April 30, 2009, the value of collateral in the Jackson Perspective Index 5 Fund was $124,984.
(i)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards ("SFAS") No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 note on page 28 and Note 2 in the Notes to the Financial Statements.
(j)	Security is a "step-up" bond where the coupon may increase or step-up at a future date. Rate stated was the coupon as of April 30, 2009.
(k)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(l)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(m)	Illiquid security. At April 30, 2009, the only illiquid security held by Jackson Perspective Index 5 Fund was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at April 31, 2009.
(n)	Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of April 30, 2009,
the value of Rule 144A and Section 4(2) securities is $28,908 in Jackson Perspective Index 5 Fund.

Abbreviations:
ADR - American Depository Receipt
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
TBA - To Be Announced
USD- United States Dollar
VVPR Strip - Coupon which reduces withholding tax on dividends paid

Investments in affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of other affiliated investments. The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company, and Bank of New York Mellon Corp., the parent company of the Fund's sub-adviser.

The following table includes long-term investments in affiliates for the period ended April 30, 2009:

		Value				Dividend	Value
		Beginning		Sales	Realized	Income	End
Fund	Affiliate	of Period	Purchases	Proceeds	Gain (Loss)	Received	of Period
Jackson Perspective Index 5 Fund	Bank of New York Mellon Corp.	$ 33,252	$ 3,836	$ -	$ -	$ 490	$ 30,398
Jackson Perspective Index 5 Fund	Prudential plc	9,389	-	-	-	227	16,323

The following table includes cash management and securities lending collateral investments in affiliates for the period ending April 30, 2009. Dividend income received from BNY Mellon SL DBT II Liquidating Fund and Mellon GSL DBT II Collateral Fund is aggregated with income from securities lending when received from the custodian and reflected as securities lending income in the Statements of Operations on page 16. There was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended April 30, 2009. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended April 30, 2009.

		Value	Amortized	Value	Dividend
		Beginning	Cost	End	Income
Fund	Affiliate	of Period	End of Period	of Period	Received
Jackson Perspective Index 5 Fund	JNL Money Market Fund	$ 1,754,349	$ 884,121	$ 884,121	$ 7,177

		Value	Amortized	Value
		Beginning	Cost	End
Fund	Affiliate	of Period	End of Period	of Period
Jackson Perspective Index 5 Fund	BNY Mellon SL DBT II Liquidating Fund	-	5,163,805	4,993,916
Jackson Perspective Index 5 Fund	Mellon GSL DBT II Collateral Fund	7,253,109	2,480,281	2,480,281
Jackson Perspective Index 5 Fund	Mellon GSL Reinvestment Trust II	9,216	170,664	-

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Summary of Open Forward Foreign Currency Contracts:
Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
Jackson Perspective Index 5 Fund
EUR/USD	6/17/09	173,012	EUR	$ 228,833	$ 7,840
EUR/USD	6/17/09	20,800	EUR	27,511	(203)
EUR/USD	6/17/09	20,400	EUR	26,982	149
EUR/USD	6/17/09	21,000	EUR	27,776	(57)
EUR/USD	6/17/09	21,700	EUR	28,701	(52)
GBP/USD	6/17/09	77,272	GBP	114,273	7,787
JPY/USD	6/17/09	21,281,885	JPY	215,989	(2,207)
USD/EUR	6/17/09	(21,200)	EUR	(28,040)	472
USD/EUR	6/17/09	(21,700)	EUR	(28,701)	124
USD/EUR	6/17/09	(22,300)	EUR	(29,495)	(396)
				$ 583,829	$ 13,457

Schedule of Open Futures Contracts:

	Contracts	Unrealized
	Long	Appreciation
Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration June 2009	4	$ 19,464
FTSE 100 Index Future
Expiration June 2009	1	6,145
Russell 2000 Mini Index Future
Expiration June 2009	5	61,940
S&P 500 E-Mini Index Future
Expiration June 2009	6	40,831
S&P MidCap 400 E-Mini Index Future
Expiration June 2009	4	52,772
Topix Index Future
Expiration June 2009	1	14,228
		$ 195,380

Financial Accounting Standards Board Statement of Financial Accounting Standards ("SFAS") No. 157 Fair Value Measurements - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Please see Note 2 in the Notes to the Financial Statements.

The following table summarizes the Fund's assets as of April 30, 2009 by level:

	Investments in Securities					Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective Index 5 Fund	$ 30,864,423	$ 16,871,382	$ 1,261	$ 47,737,066	$ 195,379	$ 16,372	$ -	$ 211,751

The following table summarizes the Fund's liabilities as of April 30, 2009 by level:

Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective Index 5 Fund	$ -	$ (62,109)	$ -	$ (62,109)	$ -	$ (2,915)	$ -	$ (2,915)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Transfers In		Change In Unrealized
	Balance At	Total Realized	Net	and/or (Out) of	Balance At	Appreciation/Depreciation during
	Beginning of	and Unrealized	Purchases/	Level 3 During	End of	the Period for Level 3 Investments
	Period	Gain/(Loss)	(Sales)	the Period	Period	Held at April 30, 2009
Jackson Perspective Index 5 Fund	$ 6,204	$ (633)	$ -	$ (4,310)	$ 1,261	$ (633)

* Investments in other financial instruments are derivative instruments which include forward foreign currency contracts and futures contracts. Derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2009

Summary of Investments by Sector (as a percentage of total investments):

Jackson
Perspective
Index 5
Sector	Fund
Consumer Discretionary	8.8%
Consumer Staples	5.0
Energy	5.6
Financials	13.8
Health Care	8.3
Industrials	9.2
Information Technology	9.8
Materials	4.0
Telecommunication Services	2.3
Utilities	3.8
Government Securities	3.8
Non-U.S. Government Agency
Asset-Backed Sercurities	0.7
U.S Government Agency
Mortgage-Backed Securities	7.0
Investment Funds	-
Certificates of Deposit	-
Commercial Paper	-
Mutual Funds	1.9
Repurchase Agreement	-
Other Short Term Securities	16.0
Total	100.0%

Summary of Investments by Country (as a percentage of total long-term investments):*

Jackson
Perspective
Index 5
Fund
Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.4
Brazil	0.1
Canada	0.1
Denmark	0.2
Finland	0.3
France	2.1
Germany	1.9
Greece	0.1
Hong Kong	0.5
Ireland	0.1
Israel	-
Italy	0.7
Japan	5.0
Luxembourg	0.1
Netherlands	0.7
Norway	0.1
Poland	0.1
Singapore	0.2
Spain	0.9
Sweden	0.5
Switzerland	1.6
United Kingdom	4.0
United States	78.6
Total	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at April 30, 2009.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 6, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	July 6, 2009

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.